     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 30, 2010

                                     REGISTRATION NOS. 333-137942/811-03240

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                             -----------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.          [ ]
          Post Effective Amendment No.10       [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No. 158                    [X]

                             -----------------------

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-3150
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             -----------------------

                             KATHERINE STONER, ESQ.
                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                             -----------------------

It is proposed that this filing will become effective:
[X]     immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]     on  [date] pursuant to paragraph (b) of Rule 485
[ ]     60 days after filing pursuant to paragraph (a) (1) of Rule 485
[ ]     on [date] pursuant to paragraph (a) (1) of Rule 485

                             -----------------------

TITLE OF SECURITIES BEING REGISTERED: Units of interests in Separate Account A of The Variable Annuity Life Insurance Company under variable annuity contracts, Portfolio Director, Portfolio Director 2, Portfolio Director Plus.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR

FOR SERIES 1.00 TO 12.00                                            May 1, 2010


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.


A Statement of Additional Information, dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).


INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


VALIC COMPANY I FUNDS               VALIC COMPANY II FUNDS               PUBLIC FUNDS
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund*
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund            * closed to new investments
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
                                                                 ----

GLOSSARY OF TERMS...............................................   3

FEE TABLES......................................................   4

SELECTED PURCHASE UNIT DATA.....................................   8

HIGHLIGHTS......................................................  12

GENERAL INFORMATION.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

FIXED AND VARIABLE ACCOUNT OPTIONS..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

PURCHASE PERIOD.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK(R)................................................  27

TRANSFERS BETWEEN INVESTMENT OPTIONS............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  31

FEES AND CHARGES................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  32
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  34

PAYOUT PERIOD...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  35
   Partial Annuitization........................................  35
   Payout Date..................................................  35
   Payout Options...............................................  35
   Payout Information...........................................  36


                                                                 PAGE
                                                                 ----

          SURRENDER OF ACCOUNT VALUE............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  37
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  38

          EXCHANGE PRIVILEGE....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  40
             Surrender Charges..................................  40
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          DEATH BENEFITS........................................  41
             The Process........................................  41
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          OTHER CONTRACT FEATURES...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  44
             Cancellation -- The 20 Day "Free Look".............  44
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          VOTING RIGHTS.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          FEDERAL TAX MATTERS...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          LEGAL PROCEEDINGS.....................................  48

          FINANCIAL STATEMENTS..................................  48

          TABLE OF CONTENTS OF STATEMENT OF
            ADDITIONAL INFORMATION..............................  49

          APPENDIX TO THE PROSPECTUS -- INCOMELOCK
            WITHDRAWAL EXAMPLES.................................  49

GLOSSARY OF TERMS
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      ACCOUNT VALUE -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      ANNIVERSARY VALUE -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      ANNUITANT -- the individual (in most cases, you) to whom Payout Payments will be paid.

      ASSUMED INVESTMENT RATE --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      BENEFICIARY -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      BENEFIT -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      BENEFIT ANNIVERSARY -- a Benefit Anniversary is the first day of each Benefit Year.

      BENEFIT BASE -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      BENEFIT YEAR -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      BUSINESS DAY -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      CONTRACT OWNER -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      DIVISION -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      ELIGIBLE PURCHASE PAYMENTS -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      ENDORSEMENT DATE -- the date that we issue the Benefit endorsement to your Contract.

      FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      GUIDED PORTFOLIO SERVICES(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      HOME OFFICE -- located at 2929 Allen Parkway, Houston, Texas 77019.

      INELIGIBLE PURCHASE PAYMENTS -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.


      INCOMELOCK(R) -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.


      MAXIMUM ANNIVERSARY VALUE ("MAV") EVALUATION PERIOD -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      MAXIMUM ANNUAL WITHDRAWAL AMOUNT -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      MINIMUM WITHDRAWAL PERIOD -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      MUTUAL FUND OR FUND -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      PARTICIPANT -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      PARTICIPANT YEAR -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      PAYOUT PAYMENTS -- annuity payments withdrawn in a steady stream during the Payout Period.

      PAYOUT PERIOD -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      PAYOUT UNIT -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      PROOF OF DEATH -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      PURCHASE PAYMENTS -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      PURCHASE PERIOD -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      PURCHASE UNIT -- a unit of interest owned by you in your Variable Account Option.

      SYSTEMATIC WITHDRAWALS -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.
FEE TABLES
--------------------------------------------------------------------------------

 THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC COMPANY I
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     1.00
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      1.00
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            1.00
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         1.00
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           1.00
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          1.00
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             1.00
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   1.00
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          1.00
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  1.00
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   1.00
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        1.00
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  1.00
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             1.00
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            1.00
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     1.00
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       1.00
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 1.00
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        1.00
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                1.00
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     1.00
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           1.00
--------------------------------------------------------------------------------------------------
   VALIC COMPANY II
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.75
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.75
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.75
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.75
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.75
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.75
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.75
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.75
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC COMPANY II (CONTINUED)
--------------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                               0.75
--------------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                   0.75
--------------------------------------------------------------------------------------------
       Money Market II Fund                                                             0.75
--------------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                            0.75
--------------------------------------------------------------------------------------------
       Small Cap Value Fund                                                             0.75
--------------------------------------------------------------------------------------------
       Socially Responsible Fund                                                        0.75
--------------------------------------------------------------------------------------------
       Strategic Bond Fund                                                              0.75
--------------------------------------------------------------------------------------------
   PUBLIC FUNDS
--------------------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I (closed to new investments)         1.25
--------------------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                                     1.25
--------------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                          1.00
--------------------------------------------------------------------------------------------
       Ariel Fund                                                                       1.00
--------------------------------------------------------------------------------------------
       Lou Holland Growth Fund, Investor Shares                                         1.00
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares                  1.25
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                               1.25
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                      1.25
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                        1.00
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                                1.00
--------------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                        1.25
--------------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                        1.25
--------------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 OPTIONAL INCOMELOCK FEE

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    FEE PERIOD  ANNUALIZED FEE PERCENTAGE
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH MUTUAL FUND.


TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                               MINIMUM MAXIMUM
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.23%  1.76%*
---------------------------------------------------------------------------------------------------------

--------

* The actual expense incurred by fund shareholders has been reduced due to an agreement that will continue indefinitely, subject to termination by the Board of Trustees. Fees may be contractually waived or reimbursed if the Total Annual Fund Operating Expenses exceed 1.18%.

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the MAXIMUM fees and expenses, including the maximum separate account charge of 1.25%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $827  $1,595  $2,385   $3,938


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $371  $1,127  $1,904   $3,938


(3) If you do not surrender your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $371  $1,127  $1,904   $3,938



The second set of examples assumes the MINIMUM fees and expenses, including the minimum separate account charge of 0.75%, investment in a Variable Account Option with the lowest total expenses (0.23%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $570   $820   $1,056   $1,234


(2) If you annuitize your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $102   $320    $556    $1,234


(3) If you do not surrender your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $102   $320    $556    $1,234


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.

8



                                                                   NUMBER OF
                                                   UNIT    UNIT      UNITS
                                                  VALUE   VALUE   OUTSTANDING
  FUND NAME                                  YEAR AT 1/1 AT 12/31  AT 12/31
  ---------                                  ---- ------ -------- -----------
  VALIC COMPANY I
    Asset Allocation Fund (Division 5)       2009 4.024   4.925    11,080,728
                                             2008 5.218   4.024    25,594,227
                                             2007 4.958   5.218    29,632,439
                                             2006 4.481   4.958    31,608,964
                                             2005 4.364   4.481    35,686,374
                                             2004 4.063   4.364    42,594,301
                                             2003 3.429   4.063    42,040,433
                                             2002 3.821   3.429    43,285,442
                                             2001 4.030   3.821    48,720,402
                                             2000 4.174   4.030    52,959,577
    Blue Chip Growth Fund (Division 72)      2009 0.589   0.835   367,144,690
                                             2008 1.042   0.589   323,752,720
                                             2007 0.931   1.042   104,627,072
                                             2006 0.859   0.931    74,704,474
                                             2005 0.819   0.859    53,581,598
                                             2004 0.760   0.819    48,582,232
                                             2003 0.593   0.760    40,347,736
                                             2002 0.791   0.593    22,902,086
                                             2001 0.932   0.791    18,438,550
                                             2000    --   0.932     1,336,967
    Broad Cap Value Income Fund              2009 0.753   0.935    15,694,879
     (Division 75)                           2008 1.161   0.753    16,324,261
                                             2007 1.151   1.161    18,440,424
                                             2006 1.010   1.151    18,608,980
    Capital Conservation Fund (Division 7)   2009 2.790   3.067    26,677,114
                                             2008 2.906   2.790    32,378,330
                                             2007 2.831   2.906    48,373,403
                                             2006 2.736   2.831    60,382,625
                                             2005 2.715   2.736    33,131,168
                                             2004 2.638   2.715    25,767,071
                                             2003 2.559   2.638    26,764,417
                                             2002 2.373   2.559    28,140,575
                                             2001 2.223   2.373    26,621,580
                                             2000 2.057   2.223    20,656,355
    Core Equity Fund (Division 15)           2009 1.505   1.837   104,827,771
                                             2008 2.415   1.505   117,336,313
                                             2007 2.369   2.415   137,228,625
                                             2006 2.141   2.369   164,294,892
                                             2005 2.080   2.141   204,573,223
                                             2004 1.945   2.080   251,431,904
                                             2003 1.549   1.945   296,958,636
                                             2002 2.010   1.549   316,043,125
                                             2001 2.396   2.010   362,619,846
                                             2000 2.582   2.396   397,168,720
    Core Value Fund (Division 21)            2009 1.200   1.413    61,709,268
                                             2008 1.871   1.200    69,182,773
                                             2007 1.898   1.871    80,805,721
                                             2006 1.637   1.898    95,564,030
                                             2005 1.581   1.637   113,451,896
                                             2004 1.416   1.581   125,932,333
                                             2003 1.107   1.416   136,765,754
                                             2002 1.390   1.107   140,185,069
                                             2001 1.532   1.390   152,155,061
                                             2000    --   1.532   158,568,077
    Foreign Value Fund (Division 89)         2009 0.738   1.076   577,553,905
                                             2008 1.344   0.738   620,212,606
                                             2007 1.221   1.344   672,951,247
                                             2006 1.065   1.221   547,287,495
    Global Equity Fund (Division 87)         2009 0.701   0.900   206,475,201
                                             2008 1.314   0.701   224,735,991
                                             2007 1.217   1.314   256,512,330
                                             2006 1.064   1.217   273,299,882


                                                                    NUMBER OF
                                                    UNIT    UNIT      UNITS
                                                   VALUE   VALUE   OUTSTANDING
  FUND NAME                                   YEAR AT 1/1 AT 12/31  AT 12/31
  ---------                                   ---- ------ -------- -----------
    Global Real Estate Fund (Division 101)    2009 0.643   0.839            --
                                              2008    --   0.643   243,173,392
    Global Social Awareness Fund              2009 2.628   3.423    50,267,504
     (Division 12)                            2008 4.423   2.628    70,913,038
                                              2007 4.279   4.423    79,161,938
                                              2006 3.741   4.279    80,893,362
                                              2005 3.631   3.741    88,315,012
                                              2004 3.317   3.631   101,512,026
                                              2003 2.608   3.317   110,369,646
                                              2002 3.441   2.608   112,841,262
                                              2001 3.922   3.441   123,856,021
                                              2000 4.419   3.922   130,333,155
    Global Strategy Fund (Division 88)        2009 1.038   1.275   252,273,797
                                              2008 1.324   1.038   284,368,915
                                              2007 1.215   1.324   312,569,282
                                              2006 1.084   1.215   296,902,494
    Government Securities Fund (Division 8)   2009 3.280   3.125    26,317,113
                                              2008 3.019   3.280    40,652,547
                                              2007 2.832   3.019    29,052,492
                                              2006 2.776   2.832    30,761,335
                                              2005 2.733   2.776    36,469,959
                                              2004 2.668   2.733    41,192,679
                                              2003 2.664   2.668    48,017,234
                                              2002 2.402   2.664    57,831,831
                                              2001 2.272   2.402    44,509,286
                                              2000 2.033   2.272    39,203,845
    Growth Fund (Division 78)                 2009 0.670   0.906   600,691,043
                                              2008 1.122   0.670   656,297,029
                                              2007 0.936   1.122   740,276,858
                                              2006 0.913   0.936   915,398,362
                                              2005    --      --            --
    Growth & Income Fund (Division 16)        2009 1.656   1.997    33,580,307
                                              2008 2.645   1.656    37,648,494
                                              2007 2.496   2.645    42,987,180
                                              2006 2.185   2.496    48,317,136
                                              2005 2.175   2.185    58,985,361
                                              2004 1.985   2.175    70,680,178
                                              2003 1.634   1.985    88,456,378
                                              2002 2.103   1.634    89,012,446
                                              2001 2.363   2.103   101,022,403
                                              2000 2.677   2.363   110,018,242
    Health Sciences Fund (Division 73)        2009 0.984   1.281   105,320,949
                                              2008 1.412   0.984   114,902,634
                                              2007 1.213   1.412   117,736,242
                                              2006 1.130   1.213   126,438,293
                                              2005 1.009   1.130   135,790,336
                                              2004 0.884   1.009   140,193,273
                                              2003 0.651   0.884   111,112,131
                                              2002 0.909   0.651    71,763,339
                                              2001 1.000   0.909    45,582,144
                                              2000    --   1.000     3,398,890
    Inflation Protected Fund (Division 77)    2009 1.012   1.098   143,606,653
                                              2008 1.079   1.012   121,583,367
                                              2007 1.011   1.079    10,865,742
                                              2006 1.017   1.011    10,046,941
                                              2005 1.000   1.017    11,056,826
                                              2004    --   1.000            --
    International Equities Fund               2009 1.206   1.548   408,178,586
     (Division 11)                            2008 2.153   1.206   443,006,498
                                              2007 1.999   2.153   414,999,326
                                              2006 1.641   1.999   396,739,220
                                              2005 1.417   1.641   336,425,664
                                              2004 1.214   1.417   236,838,112

--------------------------------------------------------------------------------


                                                                 NUMBER OF
                                                 UNIT    UNIT      UNITS
                                                VALUE   VALUE   OUTSTANDING
    FUND NAME                              YEAR AT 1/1 AT 12/31  AT 12/31
    ---------                              ---- ------ -------- -----------
                                           2003  0.946   1.214   94,147,400
                                           2002  1.177   0.946   75,173,264
                                           2001  1.523   1.177   76,641,544
                                           2000  1.860   1.523   83,339,570
      International Government Bond Fund   2009  2.457   2.714   40,686,385
       (Division 13)                       2008  2.495   2.457   50,811,427
                                           2007  2.355   2.495   46,683,335
                                           2006  2.204   2.355   48,786,599
                                           2005  2.239   2.204   55,823,550
                                           2004  2.044   2.239   60,838,720
                                           2003  1.729   2.044   66,821,042
                                           2002  1.488   1.729   67,330,936
                                           2001  1.532   1.488   62,446,759
                                           2000  1.609   1.532   71,084,248
      International Growth I Fund          2009  1.519   2.036  173,448,999
       (Division 20)                       2008  2.645   1.519  188,123,588
                                           2007  2.330   2.645  197,901,214
                                           2006  1.862   2.330  202,762,589
                                           2005  1.654   1.862  194,195,625
                                           2004  1.445   1.654  221,113,668
                                           2003  1.164   1.445  246,891,622
                                           2002  1.438   1.164  256,424,177
                                           2001  1.964   1.438  283,131,435
                                           2000     --   1.964  307,144,232
      Large Cap Core Fund (Division 76)    2009  0.785   1.074   72,316,023
                                           2008  1.174   0.785   88,166,893
                                           2007  1.097   1.174   47,416,402
                                           2006  0.997   1.097   81,372,372
                                           2005     --      --           --
      Large Capital Growth Fund            2009  0.772   1.002  289,165,827
       (Division 79)                       2008  1.268   0.772  317,488,578
                                           2007  1.113   1.268  358,163,427
                                           2006  1.022   1.113  418,512,943
                                           2005     --      --           --
      Mid Cap Index Fund (Division 4)      2009  6.755   9.248  150,937,855
                                           2008 10.811   6.755  187,891,321
                                           2007 10.145  10.811  217,428,913
                                           2006  9.317  10.145  207,349,862
                                           2005  8.388   9.317  198,552,536
                                           2004  7.301   8.388  187,095,480
                                           2003  5.457   7.301  174,675,260
                                           2002  6.477   5.457  157,442,272
                                           2001  6.605   6.477  149,549,757
                                           2000  5.722   6.605  146,197,467
      Mid Cap Strategic Growth Fund        2009  0.784   1.141  174,642,716
       (Division 83)                       2008  1.525   0.784  185,473,745
                                           2007  1.187   1.525  209,736,140
                                           2006  1.147   1.187  211,121,130
                                           2005     --      --           --
      Money Market I Fund (Division 6)     2009  2.144   2.129  148,465,945
                                           2008  2.119   2.144  179,084,738
                                           2007  2.044   2.119  164,860,982
                                           2006  1.973   2.044  147,203,713
                                           2005  1.940   1.973  128,654,836
                                           2004  1.944   1.940  129,467,234
                                           2003  1.952   1.944  161,634,525
                                           2002  1.947   1.952  205,010,837
                                           2001  1.897   1.947  224,050,426
                                           2000  1.807   1.897  240,116,959
      Nasdaq-100 Index Fund                2009  0.334   0.515  159,058,882
       (Division 46)                       2008  0.587   0.334  131,648,872
                                           2007  0.500   0.587  138,820,333
                                           2006  0.473   0.500  134,541,571
                                           2005  0.472   0.473  153,359,003
                                           2004  0.433   0.472  176,444,590
                                           2003  0.293   0.433  176,475,089
                                           2002  0.479   0.293   76,610,720
                                           2001  0.717   0.479   40,571,277
                                           2000     --   0.717    4,042,621
      Science & Technology Fund            2009  1.438   2.356  245,097,631
       (Division 17)                       2008  2.689   1.438  257,209,740
                                           2007  2.308   2.689  292,041,687
                                           2006  2.202   2.308  349,489,774


                                                                    NUMBER OF
                                                    UNIT    UNIT      UNITS
                                                   VALUE   VALUE   OUTSTANDING
  FUND NAME                                   YEAR AT 1/1 AT 12/31  AT 12/31
  ---------                                   ---- ------ -------- -----------
                                              2005 2.153   2.202   433,689,791
                                              2004 2.157   2.153   535,595,406
                                              2003 1.439   2.157   622,810,395
                                              2002 2.430   1.439   597,759,509
                                              2001 4.173   2.430   611,628,753
                                              2000 6.399   4.173   594,274,024
    Small Cap Aggressive Growth Fund          2009 0.678   1.028    51,663,514
     (Division 86)                            2008 1.152   0.678    43,117,503
                                              2007 1.017   1.152    48,974,593
                                              2006 1.003   1.017    38,558,384
                                              2005    --      --            --
    Small Cap Fund (Division 18)              2009 1.742   2.214   105,352,371
                                              2008 2.676   1.742   117,886,782
                                              2007 2.881   2.676   138,219,053
                                              2006 2.685   2.881   170,990,484
                                              2005 2.526   2.685   205,943,433
                                              2004 2.144   2.526   238,208,574
                                              2003 1.588   2.144   268,362,373
                                              2002 2.093   1.588   276,885,630
                                              2001 2.226   2.093   299,564,434
                                              2000    --   2.226   314,734,469
    Small Cap Index Fund (Division 14)        2009 2.458   3.121   166,837,395
                                              2008 3.789   2.458   206,050,238
                                              2007 3.901   3.789   248,987,688
                                              2006 3.338   3.901   238,851,921
                                              2005 3.233   3.337   219,709,484
                                              2004 2.770   3.233   173,418,721
                                              2003 1.910   2.770   134,607,266
                                              2002 2.437   1.910   100,628,024
                                              2001 2.413   2.437    93,009,856
                                              2000 2.523   2.413    90,786,183
    Small Cap Special Values Fund             2009 0.659   0.858   162,861,427
     (Division 84)                            2008 1.032   0.659   178,261,651
                                              2007 1.159   1.032   211,527,802
                                              2006 1.044   1.159   260,743,531
                                              2005    --      --            --
    Small-Mid Growth Fund (Division 85)       2009 0.605   0.844    85,290,921
                                              2008 1.014   0.605    88,644,708
                                              2007 1.054   1.014    98,751,123
                                              2006 1.015   1.054   124,969,528
                                              2005    --      --            --
    Stock Index Fund (Division 10)            2009 3.627   4.530   435,420,314
                                              2008 5.834   3.627   520,561,748
                                              2007 5.606   5.834   641,546,116
                                              2006 4.906   5.606   692,630,109
                                              2005 4.739   4.906   722,006,187
                                              2004 4.332   4.739   733,344,085
                                              2003 3.413   4.332   756,956,966
                                              2002 4.444   3.413   738,928,811
                                              2001 5.113   4.444   772,475,516
                                              2000 5.697   5.113   783,994,005
    Value Fund (Division 74)                  2009 0.836   1.104    89,461,814
                                              2008 1.459   0.836    99,631,010
                                              2007 1.387   1.459    55,860,982
                                              2006 1.204   1.387    47,029,448
                                              2005 1.143   1.204   106,759,435
                                              2004 0.993   1.143     5,566,386
                                              2003 0.796   0.993     3,243,907
                                              2002 1.000   0.796     1,907,257
                                              2001    --   1.000
  VALIC COMPANY II
    Aggressive Growth Lifestyle Fund          2009 1.322   1.695    51,661,244
     (Division 48)                            2008 1.987   1.322    43,700,400
                                              2007 1.824   1.987    38,013,516
                                              2006 1.612   1.824    29,919,644
                                              2005 1.451   1.612    21,755,930
                                              2004 1.289   1.451    19,008,640
                                              2003 1.004   1.289    16,342,363
                                              2002 1.240   1.004    11,558,922
                                              2001 1.428   1.240     8,479,357
                                              2000 1.538   1.428     3,064,339
    Capital Appreciation Fund (Division 39)   2009 0.660   0.867    25,414,079
                                              2008 1.192   0.660    27,906,873

--------------------------------------------------------------------------------


                                                                  NUMBER OF
                                                  UNIT    UNIT      UNITS
                                                 VALUE   VALUE   OUTSTANDING
    FUND NAME                               YEAR AT 1/1 AT 12/31  AT 12/31
    ---------                               ---- ------ -------- -----------
                                            2007 1.001   1.192    22,564,438
                                            2006 0.955   1.001     6,847,976
                                            2005 0.930   0.955     7,173,328
                                            2004 0.858   0.930     7,749,417
                                            2003 0.686   0.858     7,347,981
                                            2002 0.998   0.686     5,866,302
                                            2001 1.281   0.998     4,597,267
                                            2000 1.668   1.281     2,191,030
      Conservative Growth Lifestyle Fund    2009 1.531   1.837    25,909,997
       (Division 50)                        2008 1.888   1.531    24,222,869
                                            2007 1.776   1.888    22,356,559
                                            2006 1.632   1.776    17,055,833
                                            2005 1.548   1.632    15,152,237
                                            2004 1.429   1.548    13,226,075
                                            2003 1.229   1.429    11,189,541
                                            2002 1.304   1.229     7,989,699
                                            2001 1.337   1.304     7,345,651
                                            2000 1.307   1.337     3,163,014
      Core Bond Fund (Division 58)          2009 1.376   1.584    70,040,116
                                            2008 1.456   1.376    64,810,715
                                            2007 1.412   1.456   117,713,661
                                            2006 1.356   1.412    51,359,802
                                            2005 1.337   1.356    27,520,001
                                            2004 1.285   1.337    22,213,550
                                            2003 1.245   1.285    13,199,419
                                            2002 1.152   1.245     9,930,525
                                            2001 1.087   1.152     5,667,850
                                            2000 1.010   1.087       814,285
      High Yield Bond Fund (Division 60)    2009 1.245   1.773    86,815,233
                                            2008 1.825   1.245    86,682,126
                                            2007 1.812   1.825    89,538,441
                                            2006 1.626   1.812    57,954,424
                                            2005 1.527   1.626    44,238,174
                                            2004 1.328   1.527    39,464,716
                                            2003 1.029   1.328    31,141,647
                                            2002 1.056   1.029    11,554,260
                                            2001 1.004   1.056     8,434,842
                                            2000 1.076   1.004       431,009
      International Small Cap Equity Fund   2009 1.265   1.577   316,175,936
       (Division 33)                        2008 2.175   1.265   329,905,870
                                            2007 2.071   2.175   284,895,727
                                            2006 1.735   2.071   233,726,830
                                            2005 1.350   1.735   121,703,328
                                            2004 1.140   1.350    15,045,345
                                            2003 0.897   1.140    15,336,882
                                            2002 1.094   0.897     9,751,067
                                            2001 1.361   1.094     5,523,146
                                            2000 1.635   1.361     3,937,263
      Large Cap Value Fund (Division 40)    2009 1.354   1.481    85,633,772
                                            2008 2.156   1.354    92,838,525
                                            2007 2.108   2.156   136,506,465
                                            2006 1.791   2.108   114,682,334
                                            2005 1.657   1.791    25,083,084
                                            2004 1.471   1.657    22,466,486
                                            2003 1.162   1.471    19,554,529
                                            2002 1.331   1.162    11,615,338
                                            2001 1.365   1.331     5,319,745
                                            2000 1.303   1.365     1,132,534
      Mid Cap Growth Fund (Division 37)     2009 0.786   1.121   142,960,243
                                            2008 1.484   0.786   148,636,778
                                            2007 1.312   1.484    50,257,714
                                            2006 1.149   1.312    37,682,153
                                            2005 1.041   1.149    35,768,812
                                            2004 0.931   1.041    38,665,585
                                            2003 0.677   0.931    38,639,597
                                            2002 0.978   0.677    28,059,999
                                            2001 1.417   0.978    18,834,319
                                            2000 1.423   1.417     3,354,590
      Mid Cap Value Fund (Division 38)      2009 2.078   2.821   112,883,236
                                            2008 3.415   2.078   120,463,020
                                            2007 3.347   3.415   107,756,457
                                            2006 2.888   3.347    99,345,096
                                            2005 2.660   2.888    87,198,782


                                                                    NUMBER OF
                                                    UNIT    UNIT      UNITS
                                                   VALUE   VALUE   OUTSTANDING
  FUND NAME                                   YEAR AT 1/1 AT 12/31  AT 12/31
  ---------                                   ---- ------ -------- -----------
                                              2004 2.305   2.660    73,553,326
                                              2003 1.620   2.305    53,467,855
                                              2002 1.897   1.620    38,928,162
                                              2001 1.947   1.897    27,418,727
                                              2000 1.522   1.947     6,374,398
    Moderate Growth Lifestyle Fund            2009 1.460   1.827    74,992,233
     (Division 49)                            2008 1.992   1.460    68,593,574
                                              2007 1.844   1.992    58,572,778
                                              2006 1.673   1.844    44,694,888
                                              2005 1.551   1.673    37,159,710
                                              2004 1.406   1.551    31,312,396
                                              2003 1.148   1.406    24,012,378
                                              2002 1.291   1.148    16,964,088
                                              2001 1.379   1.291    12,680,095
                                              2000 1.398   1.379     5,035,039
    Money Market II Fund (Division 44)        2009 1.279   1.274   135,451,933
                                              2008 1.260   1.279   195,844,578
                                              2007 1.213   1.260   223,310,298
                                              2006 1.169   1.213   156,300,640
                                              2005 1.146   1.169    55,418,724
                                              2004 1.146   1.146    47,203,913
                                              2003 1.147   1.146    48,507,704
                                              2002 1.141   1.147    55,192,758
                                              2001 1.109   1.141    42,669,882
                                              2000 1.054   1.109    14,885,109
    Small Cap Growth Fund (Division 35)       2009 0.945   1.292    26,637,546
                                              2008 1.677   0.945    25,128,636
                                              2007 1.624   1.677    24,916,073
                                              2006 1.488   1.624    23,403,119
                                              2005 1.431   1.488    23,026,702
                                              2004 1.300   1.431    23,436,506
                                              2003 0.898   1.300    21,201,957
                                              2002 1.347   0.898    12,177,837
                                              2001 1.781   1.347     7,360,232
                                              2000 2.273   1.781     2,825,155
    Small Cap Value Fund (Division 36)        2009 1.593   1.964   150,377,564
                                              2008 2.284   1.593   117,524,519
                                              2007 2.474   2.284    75,988,731
                                              2006 2.098   2.474    51,628,606
                                              2005 1.981   2.098    33,942,615
                                              2004 1.672   1.981    36,447,218
                                              2003 1.210   1.672    26,691,411
                                              2002 1.392   1.210    23,443,070
                                              2001 1.310   1.392    13,710,867
                                              2000 1.081   1.310     2,215,195
    Socially Responsible Fund (Division 41)   2009 0.947   1.229   537,168,008
                                              2008 1.528   0.947   567,706,671
                                              2007 1.481   1.528   569,830,560
                                              2006 1.290   1.481   285,730,988
                                              2005 1.249   1.290    92,619,529
                                              2004 1.145   1.249    66,177,719
                                              2003 0.899   1.145     3,134,200
                                              2002 1.182   0.899     2,009,798
                                              2001 1.349   1.182     1,579,023
                                              2000 1.497   1.349       821,758
    Strategic Bond Fund (Division 59)         2009 1.637   2.047   132,844,492
                                              2008 1.922   1.637   128,930,853
                                              2007 1.860   1.922   134,462,026
                                              2006 1.726   1.860   101,694,271
                                              2005 1.658   1.726    73,060,919
                                              2004 1.510   1.658    48,488,686
                                              2003 1.274   1.510    29,922,875
                                              2002 1.204   1.274    13,615,201
                                              2001 1.097   1.204     8,634,572
                                              2000 1.082   1.097       212,572
  PUBLIC FUNDS
  SunAmerica 2015 High Watermark              2009 1.106   1.088    23,230,880
   (Division 81)                              2008 1.176   1.106    24,047,509
                                              2007 1.125   1.176    21,384,156
                                              2006 1.031   1.125    21,348,111
                                              2005 1.000   1.031    17,558,738
  SunAmerica 2020 High Watermark              2009 0.987   0.915    11,459,016
   (Division 82)                              2008 1.193   0.987    10,635,507

--------------------------------------------------------------------------------


                                                                 NUMBER OF
                                                 UNIT    UNIT      UNITS
                                                VALUE   VALUE   OUTSTANDING
    FUND NAME                              YEAR AT 1/1 AT 12/31  AT 12/31
    ---------                              ---- ------ -------- -----------
                                           2007 1.142   1.193     9,628,949
                                           2006 1.043   1.142     8,522,965
                                           2005 1.000   1.043     6,497,562
    Ariel Appreciation Fund (Division 69)  2009 1.011   1.631   118,116,686
                                           2008 1.723   1.011   125,837,892
                                           2007 1.765   1.723   149,402,054
                                           2006 1.607   1.765   179,015,204
                                           2005 1.577   1.607   221,437,590
                                           2004 1.408   1.577   229,890,934
                                           2003 1.086   1.408   206,608,880
                                           2002 1.224   1.086   158,623,399
                                           2001 1.063   1.224    67,080,699
                                           2000    --   1.063        96,941
    Ariel Fund (Division 68)               2009 0.983   1.590   145,696,578
                                           2008 1.918   0.983   151,912,178
                                           2007 1.971   1.918   179,090,018
                                           2006 1.804   1.971   203,597,513
                                           2005 1.805   1.804   248,747,221
                                           2004 1.495   1.805   238,319,819
                                           2003 1.179   1.495   164,155,846
                                           2002 1.257   1.179   113,898,765
                                           2001 1.111   1.257    39,549,061
                                           2000    --   1.111       159,237
    Lou Holland Growth Fund (Division 70)  2009 0.674   0.927    20,271,834
                                           2008 1.044   0.674    16,563,913
                                           2007 0.964   1.044    18,146,308
                                           2006 0.925   0.964    22,185,106
                                           2005 0.942   0.925    28,082,034
                                           2004 0.856   0.942    29,569,648
                                           2003 0.677   0.856    27,447,905
                                           2002 0.871   0.677    13,601,001
                                           2001 0.928   0.871     3,980,579
                                           2000    --   0.928       156,879
    Vanguard LifeStrategy Conservative     2009 1.259   1.456    29,267,705
     Growth Fund (Division 54)             2008 1.585   1.259    29,098,257
                                           2007 1.500   1.585    28,505,070
                                           2006 1.373   1.500    24,932,287
                                           2005 1.331   1.373    23,620,566
                                           2004 1.247   1.331    21,191,862
                                           2003 1.084   1.247    15,549,861
                                           2002 1.159   1.084    10,459,117
                                           2001 1.174   1.159     6,514,468
                                           2000 1.154   1.174     1,431,730
    Vanguard LifeStrategy Growth Fund      2009 1.110   1.371    75,530,156
     (Division 52)                         2008 1.714   1.110    71,279,560
                                           2007 1.615   1.714    65,934,408
                                           2006 1.408   1.615    54,454,410
                                           2005 1.334   1.408    46,018,176
                                           2004 1.200   1.334    39,074,462
                                           2003 0.945   1.200    29,501,426
                                           2002 1.137   0.945    20,497,136
                                           2001 1.264   1.137    13,888,206


                                                                  NUMBER OF
                                                  UNIT    UNIT      UNITS
                                                 VALUE   VALUE   OUTSTANDING
    FUND NAME                               YEAR AT 1/1 AT 12/31  AT 12/31
    ---------                               ---- ------ -------- -----------
                                            2000 1.353   1.264     7,294,970
    Vanguard LifeStrategy Moderate Growth   2009 1.208   1.436    77,302,792
     Fund (Division 53)                     2008 1.664   1.208    74,246,099
                                            2007 1.570   1.664    70,289,060
                                            2006 1.403   1.570    62,422,794
                                            2005 1.344   1.403    54,569,540
                                            2004 1.231   1.344    44,712,770
                                            2003 1.018   1.231    31,957,206
                                            2002 1.150   1.018    18,944,658
                                            2001 1.218   1.150    11,325,293
                                            2000 1.245   1.218     3,343,004
    Vanguard Long-Term Investment-Grade     2009 1.986   2.138    59,897,315
     Fund (Division 22)                     2008 1.961   1.986    61,895,100
                                            2007 1.909   1.961    72,272,448
                                            2006 1.875   1.909    93,197,696
                                            2005 1.801   1.875    92,563,685
                                            2004 1.670   1.801    88,925,721
                                            2003 1.587   1.670    91,817,451
                                            2002 1.416   1.587    88,869,618
                                            2001 1.305   1.416    73,154,092
                                            2000 1.180   1.305    48,181,776
    Vanguard Long-Term Treasury Fund        2009 2.533   2.205   102,397,220
     (Division 23)                          2008 2.088   2.533   132,267,500
                                            2007 1.931   2.088   103,943,061
                                            2006 1.917   1.931   114,020,665
                                            2005 1.816   1.917   142,074,181
                                            2004 1.712   1.816   133,787,616
                                            2003 1.685   1.712   156,141,471
                                            2002 1.458   1.685   172,217,498
                                            2001 1.412   1.458   142,496,202
                                            2000 1.192   1.412   127,031,428
    Vanguard Wellington Fund (Division 25)  2009 2.031   2.451   443,758,717
                                            2008 2.646   2.031   477,990,784
                                            2007 2.473   2.646   509,447,867
                                            2006 2.179   2.473   488,943,410
                                            2005 2.065   2.179   480,789,133
                                            2004 1.881   2.065   456,537,648
                                            2003 1.577   1.881   418,314,508
                                            2002 1.715   1.577   369,219,080
                                            2001 1.667   1.715   335,336,029
                                            2000 1.529   1.667   294,438,826
    Vanguard Windsor II Fund (Division 24)  2009 1.655   2.077   531,346,036
                                            2008 2.648   1.655   530,919,431
                                            2007 2.623   2.648   522,891,970
                                            2006 2.246   2.623   552,878,216
                                            2005 2.125   2.246   565,988,092
                                            2004 1.819   2.125   528,124,696
                                            2003 1.416   1.819   505,959,163
                                            2002 1.724   1.416   461,319,939
                                            2001 1.808   1.724   442,850,924
                                            2000 1.566   1.808   378,017,315

HIGHLIGHTS
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.


PURCHASE REQUIREMENTS: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. For more information on Purchase Payments, refer to the "Purchase Period."


RIGHT TO CANCEL: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

EXPENSES: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.25% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

INCOMELOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

FEDERAL TAX INFORMATION: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal
Tax Matters."

SURRENDER CHARGES: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

LOANS: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

TRANSFERS: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

DEATH BENEFITS: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

INQUIRIES: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                  INVESTING.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.


On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.


AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and

--------------------------------------------------------------------------------

reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.


The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 5.7% of each first-year Purchase Payment. Agents will receive commissions of up to .97% for level Purchase Payments in subsequent years and up to 5.7% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, agents may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.


FIXED AND VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

FIXED ACCOUNT OPTIONS

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      FIXED ACCOUNT OPTIONS                INVESTMENT OBJECTIVE
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and

--------------------------------------------------------------------------------

investment sub-adviser, if applicable. PLEASE SEE THE SEPARATE FUND PROSPECTUSES FOR MORE DETAILED INFORMATION ON EACH FUND'S MANAGEMENT FEES AND TOTAL EXPENSES, INVESTMENT STRATEGY AND RISKS, AS WELL AS A HISTORY OF ANY CHANGES TO A FUND'S INVESTMENT ADVISER OR SUB-ADVISER. YOU SHOULD READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING. ADDITIONAL COPIES ARE AVAILABLE FROM VALIC AT 1-800-448-2542 OR ONLINE AT WWW.VALIC.COM.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.


SunAmerica Asset Management Corp. is affiliated with the adviser, VALIC, due to common ownership.



VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
SunAmerica                 Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund*  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                 least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund   Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                 business manager.)
                           If you hold your Variable Investment Option Units until the
                           Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                           Watermark Fund reaching this value, and any extraordinary
                           expenses, and increased by appreciation in share value
                           subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                           The Protected Maturity Date for each High Watermark Fund is:
                           2015 High Watermark Fund            August 31, 2015
                           2020 High Watermark Fund            August 31, 2020

                           If you may need access to your money at any point prior to the
                           Protected Maturity Date, you should consider the
                           appropriateness of investing in the High Watermark Funds.
                           Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                           An investment in the High Watermark Funds may not be
                           appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------

* closed to new investments

--------------------------------------------------------------------------------


    VARIABLE ACCOUNT OPTIONS                              INVESTMENT OBJECTIVE
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.


                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel
stocks of medium-sized companies with market capitalizations           Investments, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel
the stocks of small companies with a market capitalization             Investments, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard
by investing primarily in U.S. Treasury securities. The fund is        Group, Inc.
expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------


 VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management LLC; Sanders
                                                                                                 Capital, LLC; and The
                                                                                                 Vanguard Group, Inc.

VALIC COMPANY I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: PineBridge
                             mix among stocks, long-term debt securities and short-term          Investments, LLC
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: PineBridge
                             on investments in intermediate- and long-term debt instruments      Investments, LLC
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund*             Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The Sub-Adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------

* In January 2010, the Board of Directors of VALIC Company I approved the termination of the current sub-advisory agreement with American Century Investment Management, Inc., and approved BlackRock Investment Management, LLC and SunAmerica Asset Management Corp. as new co-Sub-Advisers to the Core Value Fund. On June 7, 2010, contingent upon the approval by shareholders, at a meeting on or about June 4, 2010, of the SunAmerica Asset Management Corp. sub-advisory agreement, (i) the name of the fund will change from "Core Value Fund" to "Dividend Value Fund"; and (ii) the principal investment strategy will change to one of investing at least 80% of assets in dividend paying equity securities.

--------------------------------------------------------------------------------


  VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in equity securities of companies worldwide and of any market
                               capitalization.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.


                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in equity            Adviser: VALIC
securities of companies worldwide and of any market                    Sub-Adviser: BlackRock
capitalization.                                                        Financial Management, Inc.

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco
equity investments in real estate and real estate-related              Advisers, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: PineBridge
established for the fund. The fund will typically invest in stocks of  Investments, LLC large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Adviser: SunAmerica
government-sponsored debt securities.                                  Asset Management Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: PineBridge
inflation-indexed fixed income securities issued by U.S. and non-      Investments, LLC
U.S. governments and corporations.

--------------------------------------------------------------------------------


  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                           -----------------------
International Equities Fund    Seeks to provide long-term growth of capital through                Adviser: VALIC
                               investments primarily in a diversified portfolio of equity and      Sub-Adviser: PineBridge
                               equity-related securities of foreign issuers. The Sub-Adviser       Investments, LLC
                               utilizes both passive and active investment strategies.

International Government       Seeks high current income through investments primarily in          Adviser: VALIC
Bond Fund                      investment grade debt securities issued or guaranteed by foreign    Sub-Adviser: PineBridge
                               governments. This fund is classified as "non-diversified" because   Investments, LLC
                               it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity        Adviser: VALIC
                               securities of issuers in developed foreign countries. The Sub-      Sub-Adviser: American
                               Adviser uses an investment strategy it developed to invest in       Century Global Investment
                               stocks it believes will increase in value over time.                Management, Inc., Invesco
                                                                                                   Advisers, Inc. and
                                                                                                   Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund            Seeks capital growth with the potential for current income by       Adviser: VALIC
                               investing in the common stocks of large-sized U.S. companies        Sub-Adviser: Wells Capital
                               (i.e., companies whose market capitalization falls within the       Management Incorporated
                               range tracked in the Russell 1000(R) Index). The Sub-Adviser may invest in both growth and value-oriented equity securities.

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in        Adviser: VALIC
                               securities of large-cap companies that the Sub-Advisers believe     Sub-Adviser: Invesco
                               have the potential for above-average growth in revenues and         Advisers, Inc. and
                               earnings (i.e., companies whose market capitalization falls within  SunAmerica Asset
                               the range tracked in the Russell 1000(R) Index).                    Management Corp.

Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily    Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, are   Sub-Adviser: SunAmerica
                               expected to provide investment results closely corresponding to     Asset Management Corp.
                               the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
                               oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
                               limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                   and PineBridge Investments,
                                                                                                   LLC

Money Market I Fund            Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                               investments in short-term money market instruments.                 Sub-Adviser: SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the           Adviser: VALIC
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: SunAmerica
                               non-diversified fund, meaning that it can invest more than 5% of    Asset Management Corp.
                               its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------


  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                            -----------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments            Adviser: VALIC
                               primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                               to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                               science and technology. Several industries are likely to be         Management LLC and
                               included, such as electronics, communications, e-commerce,          Wellington Management
                               information services, media, life sciences and health care,         Company, LLP
                               environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                               within the Russell 2000(R) Index).                                  Management Incorporated

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily    Adviser: VALIC
                               in the stocks of small companies, with market capitalizations at    Sub-Adviser: Invesco
                               the time of purchase which fall 1) within or below range of         Advisers, Inc., T. Rowe Price
                               companies in either the current Russell 2000(R) or S&P SmallCap     Associates, Inc. and
                               600(R) Indices, or 2) below the three-year average maximum          Bridgeway Capital
                               market cap of companies in the index as of December 31 of the       Management, Inc.
                               three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: SunAmerica
                               Sub-Adviser believes may provide investment results closely         Asset Management Corp.
                               corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                               common stocks of small U.S. companies. The Sub-Advisers look        Sub-Adviser: Dreman Value
                               for significantly undervalued companies that they believe have the  Management, LLC and Wells
                               potential for above-average appreciation with below-average risk.   Capital Management
                                                                                                   Incorporated

Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in      Adviser: VALIC
                               stocks of U.S. companies with small and medium market               Sub-Adviser: Wells Capital
                               capitalizations that the Sub-Adviser believes have the potential    Management Incorporated
                               for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common         Adviser: VALIC
                               stocks that, as a group, are expected to provide investment         Sub-Adviser: SunAmerica
                               results closely corresponding to the performance of the             Asset Management Corp.
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in         Adviser: VALIC
                               common stocks of large U.S. companies, focusing on value            Sub-Adviser:
                               stocks that the Sub-Adviser believes are currently undervalued by   OppenheimerFunds, Inc.
                               the market.

VALIC COMPANY II

Aggressive Growth              Seeks growth through investments in a combination of the            Adviser: VALIC
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC                Sub-Adviser: PineBridge
                               Company II. The indirect holdings for this fund of funds are        Investments, LLC
                               primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------


   VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                             --------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Conservative Growth             Seeks current income and low to moderate growth of capital
Lifestyle Fund                  through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the conservation of capital through investments in medium- to high-
                                quality fixed income securities. These securities include
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.

High Yield Bond Fund            Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities. These securities are below-investment-grade and are commonly
                                referred to as junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity
Equity Fund                     and equity-related securities of small cap companies throughout the world, excluding the U.S.


Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell
                                1000(R) Value Index through investment in equity securities. The
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through
                                investments in medium-capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented
                                investment approach. Mid-capitalization companies include
                                companies with a market capitalization equaling or exceeding
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. This fund of funds indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.



                        INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
of U.S. companies.                                                    Capital Management, Inc.

Seeks current income and low to moderate growth of capital            Adviser: VALIC
through investments in a combination of the different funds           Sub-Adviser: PineBridge
offered in VALIC Company I and VALIC Company II. The indirect         Investments, LLC
holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Seeks the highest possible total return consistent with the           Adviser: VALIC
conservation of capital through investments in medium- to high-       Sub-Adviser: PineBridge
quality fixed income securities. These securities include             Investments, LLC
corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and
mortgage-backed, or asset-backed securities.

Seeks the highest possible total return and income consistent         Adviser: VALIC
with conservation of capital through investment in a diversified      Sub-Adviser: Wellington
portfolio of high yielding, high risk fixed income securities. These  Management Company, LLP securities are below-investment-grade and are commonly
referred to as junk bonds.

Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
and equity-related securities of small cap companies throughout       Sub-Adviser: PineBridge
the world, excluding the U.S.                                         Investments, LLC and Invesco
                                                                      Advisers, Inc.

Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.*
Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Seeks long-term capital appreciation principally through              Adviser: VALIC
investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco
common and preferred stocks and securities convertible into           Advisers, Inc.
common stocks. The Sub-Adviser defines mid-sized companies
as companies that are included in the Russell MidCap(R) Index.

Seeks capital growth, through investment in equity securities of      Adviser: VALIC
medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
investment approach. Mid-capitalization companies include             Inc. and Wellington
companies with a market capitalization equaling or exceeding          Management Company, LLP
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks growth and current income through investments in a              Adviser: VALIC
combination of the different funds offered in VALIC Company I         Sub-Adviser: PineBridge
and VALIC Company II. This fund of funds indirect holdings are        Investments, LLC
primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

--------

* In April 2010, the Board of Trustees of VALIC Company II approved the termination of the current sub-advisory agreement with SSgA Funds Management, Inc. and approved The Boston Company Asset Management, LLC and Janus Capital Management, LLC as new co-Sub-Advisers. The change of Sub-Advisers will become effective on or about June 7, 2010.

--------------------------------------------------------------------------------


VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Management Inc.,
                           capitalization. Small-cap companies are companies whose                SunAmerica Asset
                           market capitalization is equal to or less than the largest company     Management Corp. and
                           in the Russell 2000(R) Index during the most recent 12-month           Metropolitan West Capital
                           period.                                                                Management, LLC

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of U.S. companies which meet the social          Sub-Adviser: SunAmerica
                           criteria established for the fund. The fund does not invest in         Asset Management Corp.
                           companies that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems;
                           the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: PineBridge
                           portfolio of income producing securities. The fund invests in a        Investments, LLC
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.


A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").


The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:


                                        INITIAL SUBSEQUENT
                      CONTRACT TYPE     PAYMENT  PAYMENT
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (EQUALS)
             All Purchase Payments made to the Fixed Account Options
         +   (PLUS)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (PLUS)
             All interest earned
         -   (MINUS)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

CALCULATION OF VALUE FOR VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.


During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I or II Fund will lose value.


PREMIUM ENHANCEMENT CREDIT


From time to time, VALIC may offer a 2% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's Eligible Deposits to the account.

Eligibility Criteria

Participants. An "Eligible Participant" is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of an initial Purchase Payment of $50,000 or more that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

--------------------------------------------------------------------------------



Contracts. This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit


The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

INCOMELOCK


IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below. GPS or any other advisory service offered by VALIC Financial Advisors, Inc. may not be available under certain Contracts if you select IncomeLOCK. Please check with your financial advisor for availability.


IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.


The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the benefit anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.


The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.


                                     MAXIMUM                 MAXIMUM
                                      ANNUAL     INITIAL      ANNUAL
                                    WITHDRAWAL   MINIMUM    WITHDRAWAL
                                    PERCENTAGE  WITHDRAWAL  PERCENTAGE
                                      PRIOR    PERIOD PRIOR     IF
                                      TO ANY      TO ANY    EXTENSION
          TIME OF FIRST WITHDRAWAL  EXTENSION   EXTENSION   IS ELECTED
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Benefit
            Anniversary following              Life of the
            the Contract owner's                  Contract
            65th birthday..........      5           owner*      5

--------------------------------------------------------------------------------

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

--------------------------------------------------------------------------------


2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or


2. Withdrawals prior to the Benefit Anniversary following the 65th birthday of the owner; or


3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.

DURING THE PURCHASE PERIOD -- POLICY AGAINST MARKET TIMING AND FREQUENT
TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to

--------------------------------------------------------------------------------

other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION            VALUE         FREQUENCY                            OTHER RESTRICTIONS
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before Market Close; otherwise,

  .   The next date values are calculated.

--------------------------------------------------------------------------------


TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

PAYOUT OPTION                                        % OF ACCOUNT VALUE                     FREQUENCY
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

FEES AND CHARGES
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.


The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.


SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

--------------------------------------------------------------------------------


EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.75% to 1.25% of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE, SURRENDER, OR SEPARATE ACCOUNT
CHARGES

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS


Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.10% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. WE USE THESE FEES RECEIVED TO DIRECTLY REDUCE THE SEPARATE ACCOUNT CHARGES; THUS, THE NET SEPARATE ACCOUNT CHARGES ARE REFLECTED IN THE FEE TABLES. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.


MARKET VALUE ADJUSTMENT ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

INCOMELOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the

--------------------------------------------------------------------------------

fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

OTHER CHARGES

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

--------------------------------------------------------------------------------


COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:


  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC's consent.


  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the

--------------------------------------------------------------------------------

   Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------


WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (EQUALS)  Your Account Value(1)
                 Surrender                    - (MINUS)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

--------------------------------------------------------------------------------


There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS


Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.


Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (DIVIDED  next computed after the
          Variable Account Option    BY)       written request for
                 + (PLUS)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year

--------------------------------------------------------------------------------

Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

INCOMELOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.


If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.


The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

--------------------------------------------------------------------------------


MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

EXTENDING THE MAV EVALUATION PERIOD

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------


TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract

--------------------------------------------------------------------------------

provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (MINUS)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
           OR
           100% of Purchase Payments invested in Variable
           Account Options
       -   (MINUS)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (PLUS)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (MINUS)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (MINUS)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (PLUS)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

--------------------------------------------------------------------------------


  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

INCOMELOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------


CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

--------------------------------------------------------------------------------


CONTINGENT OWNER

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.


We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.


We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.


Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.


Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to

--------------------------------------------------------------------------------

Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.


The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the

--------------------------------------------------------------------------------

availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.


Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally

--------------------------------------------------------------------------------

provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                 TAX-FAVORED
                                                 RETIREMENT  TAXABLE
                                                   PROGRAM   ACCOUNT
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------



The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no other pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16

                                                                 PAGE
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22

         APPENDIX TO THE PROSPECTUS -- INCOMELOCK WITHDRAWAL EXAMPLES
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000


Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.


Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
FOR SERIES 1.10 TO 12.10                                            May 1, 2010

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

VALIC COMPANY I FUNDS               VALIC COMPANY II FUNDS               PUBLIC FUNDS
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund*
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund            * closed to new investments
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----

GLOSSARY OF TERMS...............................................   3

FEE TABLES......................................................   4

SELECTED PURCHASE UNIT DATA.....................................   8

HIGHLIGHTS......................................................   9

GENERAL INFORMATION.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  12
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

FIXED AND VARIABLE ACCOUNT OPTIONS..............................  12
   Fixed Account Options........................................  13
   Variable Account Options.....................................  13

PURCHASE PERIOD.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK(R)................................................  24

TRANSFERS BETWEEN INVESTMENT OPTIONS............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  27
   Transfers During the Payout Period...........................  28

FEES AND CHARGES................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  28
       Exceptions to Surrender Charge...........................  29
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  30
   Other Charges................................................  31

PAYOUT PERIOD...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  32
   Partial Annuitization........................................  32
   Payout Date..................................................  32
   Payout Options...............................................  32
   Payout Information...........................................  33

                                                                 PAGE
                                                                 ----

          SURRENDER OF ACCOUNT VALUE............................  33
             When Surrenders Are Allowed........................  33
             Surrender Process..................................  33
             Amount That May Be Surrendered.....................  33
             Surrender Restrictions.............................  34
             Partial Surrenders.................................  34
             Systematic Withdrawals.............................  34
             Distributions Required by Federal Tax Law..........  34
             IncomeLOCK.........................................  35

          EXCHANGE PRIVILEGE....................................  36
             Restrictions on Exchange Privilege.................  36
             Taxes and Conversion Costs.........................  37
             Surrender Charges..................................  37
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  37
             Comparison of Contracts............................  37
             Features of Portfolio Director.....................  37

          DEATH BENEFITS........................................  38
             The Process........................................  38
             Beneficiary Information............................  38
                 Spousal Beneficiaries..........................  38
                 Beneficiaries Other Than Spouses...............  38
             Special Information for Individual
               Nonqualified Contracts...........................  38
             During the Purchase Period.........................  38
             Interest Guaranteed Death Benefit..................  38
             Standard Death Benefit.............................  39
             During the Payout Period...........................  39
             IncomeLOCK.........................................  40

          OTHER CONTRACT FEATURES...............................  40
             Changes That May Not Be Made.......................  40
             Change of Beneficiary..............................  40
             Contingent Owner...................................  41
             Cancellation -- The 20 Day "Free Look".............  41
             We Reserve Certain Rights..........................  41
             Relationship to Employer's Plan....................  41

          VOTING RIGHTS.........................................  41
             Who May Give Voting Instructions...................  41
             Determination of Fund Shares Attributable to
               Your Account.....................................  41
                 During the Purchase Period.....................  41
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  41
             How Fund Shares Are Voted..........................  41

          FEDERAL TAX MATTERS...................................  42
             Types of Plans.....................................  42
             Tax Consequences in General........................  42
             Effect of Tax-Deferred Accumulations...............  44

          LEGAL PROCEEDINGS.....................................  45

          FINANCIAL STATEMENTS..................................  45

          TABLE OF CONTENTS OF STATEMENT OF
            ADDITIONAL INFORMATION..............................  46

          APPENDIX TO THE PROSPECTUS -- INCOMELOCK
            WITHDRAWAL EXAMPLES.................................  46

GLOSSARY OF TERMS
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      ACCOUNT VALUE -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      ANNIVERSARY VALUE -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      ANNUITANT -- the individual (in most cases, you) to whom Payout Payments will be paid.

      ASSUMED INVESTMENT RATE --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      BENEFICIARY -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      BENEFIT -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      BENEFIT ANNIVERSARY -- a Benefit Anniversary is the first day of each Benefit Year.

      BENEFIT BASE -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      BENEFIT YEAR -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      BUSINESS DAY -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      CONTRACT OWNER -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      DIVISION -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      ELIGIBLE PURCHASE PAYMENTS -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      ENDORSEMENT DATE -- the date that we issue the Benefit endorsement to your Contract.

      FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      GUIDED PORTFOLIO SERVICES(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      HOME OFFICE -- located at 2929 Allen Parkway, Houston, Texas 77019.

      INELIGIBLE PURCHASE PAYMENTS -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      INCOMELOCK(R) -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      MAXIMUM ANNIVERSARY VALUE ("MAV") EVALUATION PERIOD -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      MAXIMUM ANNUAL WITHDRAWAL AMOUNT -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      MINIMUM WITHDRAWAL PERIOD -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      MUTUAL FUND OR FUND -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      PARTICIPANT -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      PARTICIPANT YEAR -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      PAYOUT PAYMENTS -- annuity payments withdrawn in a steady stream during the Payout Period.

      PAYOUT PERIOD -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      PAYOUT UNIT -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      PROOF OF DEATH -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      PURCHASE PAYMENTS -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      PURCHASE PERIOD -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      PURCHASE UNIT -- a unit of interest owned by you in your Variable Account Option.

      SYSTEMATIC WITHDRAWALS -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.
FEE TABLES
--------------------------------------------------------------------------------

 THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

--------------------------------------------------------------------------------


 Separate Account Charges

                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC COMPANY I
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.90
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.90
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.90
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.90
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.90
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.90
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.90
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.90
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.90
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.90
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.90
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.90
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.90
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.90
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.90
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.90
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.90
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.90
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.90
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.90
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.90
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.90
--------------------------------------------------------------------------------------------------
   VALIC COMPANY II
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.65
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.65
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.65
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.65
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.65
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.65
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.65
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.65
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC COMPANY II (CONTINUED)
--------------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                               0.65
--------------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                   0.65
--------------------------------------------------------------------------------------------
       Money Market II Fund                                                             0.65
--------------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                            0.65
--------------------------------------------------------------------------------------------
       Small Cap Value Fund                                                             0.65
--------------------------------------------------------------------------------------------
       Socially Responsible Fund                                                        0.65
--------------------------------------------------------------------------------------------
       Strategic Bond Fund                                                              0.65
--------------------------------------------------------------------------------------------
   PUBLIC FUNDS
--------------------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I (closed to new investments)         1.15
--------------------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                                     1.15
--------------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                          0.90
--------------------------------------------------------------------------------------------
       Ariel Fund                                                                       0.90
--------------------------------------------------------------------------------------------
       Lou Holland Growth Fund, Investor Shares                                         0.90
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares                  1.15
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                               1.15
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                      1.15
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                        0.90
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                                0.90
--------------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                        1.15
--------------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                        1.15
--------------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 OPTIONAL INCOMELOCK FEE

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    FEE PERIOD  ANNUALIZED FEE PERCENTAGE
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH MUTUAL FUND.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                               MINIMUM MAXIMUM
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.23%  1.76%*
---------------------------------------------------------------------------------------------------------

--------
* The actual expense incurred by fund shareholders has been reduced due to an agreement that will continue indefinitely, subject to termination by the Board of Trustees. Fees may be contractually waived or reimbursed if the Total Annual Fund Operating Expenses exceed 1.18%.

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes the MAXIMUM fees and expenses, including the maximum separate account charge of 1.15%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $817  $1,568  $2,340   $3,850

(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $361  $1,098  $1,857   $3,850

(3) If you do not surrender your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $361  $1,098  $1,857   $3,850

The second set of examples assumes the MINIMUM fees and expenses, including the minimum separate account charge of 0.65%, investment in a Variable Account Option with the lowest total expenses (0.23%), and that the optional IncomeLOCK feature is not elected.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $561   $789   $1,002   $1,117

(2) If you annuitize your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $92    $289    $502    $1,117

(3) If you do not surrender your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $92    $289    $502    $1,117

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

There were no historical Purchase Unit Values as of the date of this prospectus since the Series 1.10 through 12.10 Contracts were not available as of December 31, 2009.

HIGHLIGHTS
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

PURCHASE REQUIREMENTS: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. For more information on Purchase Payments, refer to the "Purchase Period."

RIGHT TO CANCEL: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

EXPENSES: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.15% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

INCOMELOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

FEDERAL TAX INFORMATION: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal
Tax Matters."

SURRENDER CHARGES: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

LOANS: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

TRANSFERS: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

DEATH BENEFITS: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

INQUIRIES: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                  INVESTING.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and

--------------------------------------------------------------------------------

reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 5.7% of each first-year Purchase Payment. Agents will receive commissions of up to .97% for level Purchase Payments in subsequent years and up to 5.7% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, agents may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

FIXED ACCOUNT OPTIONS

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      FIXED ACCOUNT OPTIONS                INVESTMENT OBJECTIVE
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and

--------------------------------------------------------------------------------

investment sub-adviser, if applicable. PLEASE SEE THE SEPARATE FUND PROSPECTUSES FOR MORE DETAILED INFORMATION ON EACH FUND'S MANAGEMENT FEES AND TOTAL EXPENSES, INVESTMENT STRATEGY AND RISKS, AS WELL AS A HISTORY OF ANY CHANGES TO A FUND'S INVESTMENT ADVISER OR SUB-ADVISER. YOU SHOULD READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING. ADDITIONAL COPIES ARE AVAILABLE FROM VALIC AT 1-800-448-2542 OR ONLINE AT WWW.VALIC.COM.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management Corp. is affiliated with the adviser, VALIC, due to common ownership.

VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
SunAmerica                 Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund*  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                 least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund   Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                 business manager.)
                           If you hold your Variable Investment Option Units until the
                           Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                           Watermark Fund reaching this value, and any extraordinary
                           expenses, and increased by appreciation in share value
                           subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                           The Protected Maturity Date for each High Watermark Fund is:
                           2015 High Watermark Fund            August 31, 2015
                           2020 High Watermark Fund            August 31, 2020

                           If you may need access to your money at any point prior to the
                           Protected Maturity Date, you should consider the
                           appropriateness of investing in the High Watermark Funds.
                           Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                           An investment in the High Watermark Funds may not be
                           appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------
* closed to new investments

--------------------------------------------------------------------------------

    VARIABLE ACCOUNT OPTIONS                              INVESTMENT OBJECTIVE
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel
stocks of medium-sized companies with market capitalizations           Investments, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel
the stocks of small companies with a market capitalization             Investments, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard
by investing primarily in U.S. Treasury securities. The fund is        Group, Inc.
expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management LLC; Sanders
                                                                                                 Capital, LLC; and The
                                                                                                 Vanguard Group, Inc.

VALIC COMPANY I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: PineBridge
                             mix among stocks, long-term debt securities and short-term          Investments, LLC
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: PineBridge
                             on investments in intermediate- and long-term debt instruments      Investments, LLC
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund*             Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The Sub-Adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------
* In January 2010, the Board of Directors of VALIC Company I approved the termination of the current sub-advisory agreement with American Century Investment Management, Inc., and approved BlackRock Investment Management, LLC and SunAmerica Asset Management Corp. as new co-Sub-Advisers to the Core Value Fund. On June 7, 2010, contingent upon the approval by shareholders, at a meeting on or about June 4, 2010, of the SunAmerica Asset Management Corp. sub-advisory agreement, (i) the name of the fund will change from "Core Value Fund" to "Dividend Value Fund"; and (ii) the principal investment strategy will change to one of investing at least 80% of assets in dividend paying equity securities.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE
  ------------------------                            --------------------
Foreign Value Fund            Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund            Seeks capital appreciation by investing primarily in equity securities of companies worldwide and of any market
                              capitalization.

Global Real Estate Fund       Seeks high total return through long-term growth of capital and current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                              companies.


Global Social Awareness Fund  Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                              Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                              operations in countries with significant human rights concerns.

Global Strategy Fund          Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                              market instruments.

Government Securities Fund    Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                   Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                              U.S. companies); a disciplined growth strategy utilizing
                              quantitative management techniques; and a global growth
                              strategy (investing primarily in equity securities of issuers located in developed countries world wide including the U.S.).

Growth & Income Fund          Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                              equity-related securities.

Health Sciences Fund          Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                              development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund      Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                              U.S. governments and corporations.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in equity            Adviser: VALIC
securities of companies worldwide and of any market                    Sub-Adviser: BlackRock
capitalization.                                                        Financial Management, Inc.

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco
equity investments in real estate and real estate-related              Advisers, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: PineBridge
established for the fund. The fund will typically invest in stocks of  Investments, LLC large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Adviser: SunAmerica
government-sponsored debt securities.                                  Asset Management Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: PineBridge
inflation-indexed fixed income securities issued by U.S. and non-      Investments, LLC
U.S. governments and corporations.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                           -----------------------
International Equities Fund    Seeks to provide long-term growth of capital through                Adviser: VALIC
                               investments primarily in a diversified portfolio of equity and      Sub-Adviser: PineBridge
                               equity-related securities of foreign issuers. The Sub-Adviser       Investments, LLC
                               utilizes both passive and active investment strategies.

International Government       Seeks high current income through investments primarily in          Adviser: VALIC
Bond Fund                      investment grade debt securities issued or guaranteed by foreign    Sub-Adviser: PineBridge
                               governments. This fund is classified as "non-diversified" because   Investments, LLC
                               it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity        Adviser: VALIC
                               securities of issuers in developed foreign countries. The Sub-      Sub-Adviser: American
                               Adviser uses an investment strategy it developed to invest in       Century Global Investment
                               stocks it believes will increase in value over time.                Management, Inc., Invesco
                                                                                                   Advisers, Inc. and
                                                                                                   Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund            Seeks capital growth with the potential for current income by       Adviser: VALIC
                               investing in the common stocks of large-sized U.S. companies        Sub-Adviser: Wells Capital
                               (i.e., companies whose market capitalization falls within the       Management Incorporated
                               range tracked in the Russell 1000(R) Index). The Sub-Adviser may invest in both growth and value-oriented equity securities.

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in        Adviser: VALIC
                               securities of large-cap companies that the Sub-Advisers believe     Sub-Adviser: Invesco
                               have the potential for above-average growth in revenues and         Advisers, Inc. and
                               earnings (i.e., companies whose market capitalization falls within  SunAmerica Asset
                               the range tracked in the Russell 1000(R) Index).                    Management Corp.

Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily    Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, are   Sub-Adviser: SunAmerica
                               expected to provide investment results closely corresponding to     Asset Management Corp.
                               the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
                               oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
                               limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                   and PineBridge Investments,
                                                                                                   LLC

Money Market I Fund            Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                               investments in short-term money market instruments.                 Sub-Adviser: SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the           Adviser: VALIC
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: SunAmerica
                               non-diversified fund, meaning that it can invest more than 5% of    Asset Management Corp.
                               its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                            -----------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments            Adviser: VALIC
                               primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                               to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                               science and technology. Several industries are likely to be         Management LLC and
                               included, such as electronics, communications, e-commerce,          Wellington Management
                               information services, media, life sciences and health care,         Company, LLP
                               environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                               within the Russell 2000(R) Index).                                  Management Incorporated

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily    Adviser: VALIC
                               in the stocks of small companies, with market capitalizations at    Sub-Adviser: Invesco
                               the time of purchase which fall 1) within or below range of         Advisers, Inc., T. Rowe Price
                               companies in either the current Russell 2000(R) or S&P SmallCap     Associates, Inc. and
                               600(R) Indices, or 2) below the three-year average maximum          Bridgeway Capital
                               market cap of companies in the index as of December 31 of the       Management, Inc.
                               three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: SunAmerica
                               Sub-Adviser believes may provide investment results closely         Asset Management Corp.
                               corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                               common stocks of small U.S. companies. The Sub-Advisers look        Sub-Adviser: Dreman Value
                               for significantly undervalued companies that they believe have the  Management, LLC and Wells
                               potential for above-average appreciation with below-average risk.   Capital Management
                                                                                                   Incorporated

Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in      Adviser: VALIC
                               stocks of U.S. companies with small and medium market               Sub-Adviser: Wells Capital
                               capitalizations that the Sub-Adviser believes have the potential    Management Incorporated
                               for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common         Adviser: VALIC
                               stocks that, as a group, are expected to provide investment         Sub-Adviser: SunAmerica
                               results closely corresponding to the performance of the             Asset Management Corp.
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in         Adviser: VALIC
                               common stocks of large U.S. companies, focusing on value            Sub-Adviser:
                               stocks that the Sub-Adviser believes are currently undervalued by   OppenheimerFunds, Inc.
                               the market.

VALIC COMPANY II

Aggressive Growth              Seeks growth through investments in a combination of the            Adviser: VALIC
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC                Sub-Adviser: PineBridge
                               Company II. The indirect holdings for this fund of funds are        Investments, LLC
                               primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------

   VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                             --------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Conservative Growth             Seeks current income and low to moderate growth of capital
Lifestyle Fund                  through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the conservation of capital through investments in medium- to high-
                                quality fixed income securities. These securities include
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.

High Yield Bond Fund            Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities. These securities are below-investment-grade and are commonly
                                referred to as junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity
Equity Fund                     and equity-related securities of small cap companies throughout the world, excluding the U.S.


Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell
                                1000(R) Value Index through investment in equity securities. The
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through
                                investments in medium-capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented
                                investment approach. Mid-capitalization companies include
                                companies with a market capitalization equaling or exceeding
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. This fund of funds indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

                        INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
of U.S. companies.                                                    Capital Management, Inc.

Seeks current income and low to moderate growth of capital            Adviser: VALIC
through investments in a combination of the different funds           Sub-Adviser: PineBridge
offered in VALIC Company I and VALIC Company II. The indirect         Investments, LLC
holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Seeks the highest possible total return consistent with the           Adviser: VALIC
conservation of capital through investments in medium- to high-       Sub-Adviser: PineBridge
quality fixed income securities. These securities include             Investments, LLC
corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and
mortgage-backed, or asset-backed securities.

Seeks the highest possible total return and income consistent         Adviser: VALIC
with conservation of capital through investment in a diversified      Sub-Adviser: Wellington
portfolio of high yielding, high risk fixed income securities. These  Management Company, LLP securities are below-investment-grade and are commonly
referred to as junk bonds.

Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
and equity-related securities of small cap companies throughout       Sub-Adviser: PineBridge
the world, excluding the U.S.                                         Investments, LLC and Invesco
                                                                      Advisers, Inc.

Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.*
Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Seeks long-term capital appreciation principally through              Adviser: VALIC
investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco
common and preferred stocks and securities convertible into           Advisers, Inc.
common stocks. The Sub-Adviser defines mid-sized companies
as companies that are included in the Russell MidCap(R) Index.

Seeks capital growth, through investment in equity securities of      Adviser: VALIC
medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
investment approach. Mid-capitalization companies include             Inc. and Wellington
companies with a market capitalization equaling or exceeding          Management Company, LLP
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks growth and current income through investments in a              Adviser: VALIC
combination of the different funds offered in VALIC Company I         Sub-Adviser: PineBridge
and VALIC Company II. This fund of funds indirect holdings are        Investments, LLC
primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

--------
* In April 2010, the Board of Trustees of VALIC Company II approved the termination of the current sub-advisory agreement with SSgA Funds Management, Inc. and approved The Boston Company Asset Management, LLC and Janus Capital Management, LLC as new co-Sub-Advisers. The change of Sub-Advisers will become effective on or about June 7, 2010.

--------------------------------------------------------------------------------

VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Management Inc.,
                           capitalization. Small-cap companies are companies whose                SunAmerica Asset
                           market capitalization is equal to or less than the largest company     Management Corp. and
                           in the Russell 2000(R) Index during the most recent 12-month           Metropolitan West Capital
                           period.                                                                Management, LLC

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of U.S. companies which meet the social          Sub-Adviser: SunAmerica
                           criteria established for the fund. The fund does not invest in         Asset Management Corp.
                           companies that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems;
                           the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: PineBridge
                           portfolio of income producing securities. The fund invests in a        Investments, LLC
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        INITIAL SUBSEQUENT
                      CONTRACT TYPE     PAYMENT  PAYMENT
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (EQUALS)
             All Purchase Payments made to the Fixed Account Options
         +   (PLUS)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (PLUS)
             All interest earned
         -   (MINUS)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

CALCULATION OF VALUE FOR VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I or II Fund will lose value.

PREMIUM ENHANCEMENT CREDIT

From time to time, VALIC may offer a 2% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's Eligible Deposits to the account.

Eligibility Criteria

Participants. An "Eligible Participant" is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of an initial Purchase Payment of $50,000 or more that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

--------------------------------------------------------------------------------


Contracts. This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

INCOMELOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below. GPS or any other advisory service offered by VALIC Financial Advisors, Inc. may not be available under certain Contracts if you select IncomeLOCK. Please check with your financial advisor for availability.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the benefit anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     MAXIMUM                 MAXIMUM
                                      ANNUAL     INITIAL      ANNUAL
                                    WITHDRAWAL   MINIMUM    WITHDRAWAL
                                    PERCENTAGE  WITHDRAWAL  PERCENTAGE
                                      PRIOR    PERIOD PRIOR     IF
                                      TO ANY      TO ANY    EXTENSION
          TIME OF FIRST WITHDRAWAL  EXTENSION   EXTENSION   IS ELECTED
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Benefit
            Anniversary following              Life of the
            the Contract owner's                  Contract
            65th birthday..........      5           owner*      5

--------------------------------------------------------------------------------

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

--------------------------------------------------------------------------------


2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the Benefit Anniversary following the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.

DURING THE PURCHASE PERIOD -- POLICY AGAINST MARKET TIMING AND FREQUENT
TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to

--------------------------------------------------------------------------------

other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION            VALUE         FREQUENCY                            OTHER RESTRICTIONS
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before Market Close; otherwise,

  .   The next date values are calculated.

--------------------------------------------------------------------------------


TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

PAYOUT OPTION                                        % OF ACCOUNT VALUE                     FREQUENCY
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

FEES AND CHARGES
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

--------------------------------------------------------------------------------


EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.65% to 1.15% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE, SURRENDER, OR SEPARATE ACCOUNT
CHARGES

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.10% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. WE USE THESE FEES RECEIVED TO DIRECTLY REDUCE THE SEPARATE ACCOUNT CHARGES; THUS, THE NET SEPARATE ACCOUNT CHARGES ARE REFLECTED IN THE FEE TABLES. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

MARKET VALUE ADJUSTMENT ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

INCOMELOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the

--------------------------------------------------------------------------------

fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

OTHER CHARGES

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

--------------------------------------------------------------------------------


COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the

--------------------------------------------------------------------------------

   Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------


WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (EQUALS)  Your Account Value(1)
                 Surrender                    - (MINUS)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

--------------------------------------------------------------------------------


There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (DIVIDED  next computed after the
          Variable Account Option    BY)       written request for
                 + (PLUS)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year

--------------------------------------------------------------------------------

Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

INCOMELOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

--------------------------------------------------------------------------------


MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

EXTENDING THE MAV EVALUATION PERIOD

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------


TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract

--------------------------------------------------------------------------------

provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (MINUS)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
           OR
           100% of Purchase Payments invested in Variable
           Account Options
       -   (MINUS)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (PLUS)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (MINUS)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (MINUS)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (PLUS)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

--------------------------------------------------------------------------------


  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

INCOMELOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------


CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

--------------------------------------------------------------------------------


CONTINGENT OWNER

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to

--------------------------------------------------------------------------------

Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the

--------------------------------------------------------------------------------

availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally

--------------------------------------------------------------------------------

provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                 TAX-FAVORED
                                                 RETIREMENT  TAXABLE
                                                   PROGRAM   ACCOUNT
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no other pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16

                                                                 PAGE
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22

         APPENDIX TO THE PROSPECTUS -- INCOMELOCK WITHDRAWAL EXAMPLES
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR

FOR SERIES 1.20 TO 13.20                                            May 1, 2010


PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

VALIC COMPANY I FUNDS               VALIC COMPANY II FUNDS               PUBLIC FUNDS
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund*
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund            * closed to new investments
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----

GLOSSARY OF TERMS...............................................   3

FEE TABLES......................................................   4

SELECTED PURCHASE UNIT DATA.....................................   8

HIGHLIGHTS......................................................  12

GENERAL INFORMATION.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

FIXED AND VARIABLE ACCOUNT OPTIONS..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

PURCHASE PERIOD.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK(R)................................................  27

TRANSFERS BETWEEN INVESTMENT OPTIONS............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  31

FEES AND CHARGES................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  32
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  34

PAYOUT PERIOD...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  35
   Partial Annuitization........................................  35
   Payout Date..................................................  35
   Payout Options...............................................  35
   Payout Information...........................................  36

                                                                 PAGE
                                                                 ----

          SURRENDER OF ACCOUNT VALUE............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  37
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  38

          EXCHANGE PRIVILEGE....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  40
             Surrender Charges..................................  40
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          DEATH BENEFITS........................................  41
             The Process........................................  41
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          OTHER CONTRACT FEATURES...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  44
             Cancellation -- The 20 Day "Free Look".............  44
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          VOTING RIGHTS.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          FEDERAL TAX MATTERS...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          LEGAL PROCEEDINGS.....................................  48

          FINANCIAL STATEMENTS..................................  48

          TABLE OF CONTENTS OF STATEMENT OF
            ADDITIONAL INFORMATION..............................  49

          APPENDIX TO THE PROSPECTUS -- INCOMELOCK
            WITHDRAWAL EXAMPLES.................................  49

GLOSSARY OF TERMS
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      ACCOUNT VALUE -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      ANNIVERSARY VALUE -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      ANNUITANT -- the individual (in most cases, you) to whom Payout Payments will be paid.

      ASSUMED INVESTMENT RATE --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      BENEFICIARY -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      BENEFIT -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      BENEFIT ANNIVERSARY -- a Benefit Anniversary is the first day of each Benefit Year.

      BENEFIT BASE -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      BENEFIT YEAR -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      BUSINESS DAY -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      CONTRACT OWNER -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      DIVISION -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      ELIGIBLE PURCHASE PAYMENTS -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      ENDORSEMENT DATE -- the date that we issue the Benefit endorsement to your Contract.

      FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      GUIDED PORTFOLIO SERVICES(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      HOME OFFICE -- located at 2929 Allen Parkway, Houston, Texas 77019.

      INELIGIBLE PURCHASE PAYMENTS -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      INCOMELOCK(R) -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      MAXIMUM ANNIVERSARY VALUE ("MAV") EVALUATION PERIOD -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      MAXIMUM ANNUAL WITHDRAWAL AMOUNT -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      MINIMUM WITHDRAWAL PERIOD -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      MUTUAL FUND OR FUND -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      PARTICIPANT -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      PARTICIPANT YEAR -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      PAYOUT PAYMENTS -- annuity payments withdrawn in a steady stream during the Payout Period.

      PAYOUT PERIOD -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      PAYOUT UNIT -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      PROOF OF DEATH -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      PURCHASE PAYMENTS -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      PURCHASE PERIOD -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      PURCHASE UNIT -- a unit of interest owned by you in your Variable Account Option.

      SYSTEMATIC WITHDRAWALS -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.
FEE TABLES
--------------------------------------------------------------------------------

 THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

--------------------------------------------------------------------------------


 Separate Account Charges


                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC COMPANY I
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.80
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.80
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.80
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.80
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.80
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.80
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.80
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.80
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.80
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.80
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.80
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.80
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.80
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.80
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.80
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.80
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.80
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.80
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.80
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.80
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.80
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.80
--------------------------------------------------------------------------------------------------
   VALIC COMPANY II
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.55
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.55
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.55
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.55
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.55
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.55
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.55
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.55
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


   VALIC COMPANY II (CONTINUED)
--------------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                               0.55
--------------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                   0.55
--------------------------------------------------------------------------------------------
       Money Market II Fund                                                             0.55
--------------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                            0.55
--------------------------------------------------------------------------------------------
       Small Cap Value Fund                                                             0.55
--------------------------------------------------------------------------------------------
       Socially Responsible Fund                                                        0.55
--------------------------------------------------------------------------------------------
       Strategic Bond Fund                                                              0.55
--------------------------------------------------------------------------------------------
   PUBLIC FUNDS
--------------------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I (closed to new investments)         1.05
--------------------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                                     1.05
--------------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                          0.80
--------------------------------------------------------------------------------------------
       Ariel Fund                                                                       0.80
--------------------------------------------------------------------------------------------
       Lou Holland Growth Fund, Investor Shares                                         0.80
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares                  1.05
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                               1.05
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                      1.05
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                        0.80
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                                0.80
--------------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                        1.05
--------------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                        1.05
--------------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 OPTIONAL INCOMELOCK FEE

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    FEE PERIOD  ANNUALIZED FEE PERCENTAGE
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH MUTUAL FUND.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                               MINIMUM MAXIMUM
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.23%  1.76%*
---------------------------------------------------------------------------------------------------------

--------
* The actual expense incurred by fund shareholders has been reduced due to an agreement that will continue indefinitely, subject to termination by the Board of Trustees. Fees may be contractually waived or reimbursed if the Total Annual Fund Operating Expenses exceed 1.18%.

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.


The first set of examples assumes the MAXIMUM fees and expenses, including the maximum separate account charge of 1.05%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $808  $1,540  $2,295   $3,762


(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $351  $1,069  $1,810   $3,762


(3) If you do not surrender your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $351  $1,069  $1,810   $3,762



The second set of examples assumes the MINIMUM fees and expenses, including the minimum separate account charge of 0.55%, investment in a Variable Account Option with the lowest total expenses (0.23%), and that the optional IncomeLOCK feature is not elected.


(1) If you surrender your Contract at the end of the applicable time period:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $551   $757    $947     $999


(2) If you annuitize your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $82    $257    $447     $999


(3) If you do not surrender your Contract:


                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $82    $257    $447     $999


Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
  FUND NAME                               YEAR  OF YEAR  OF YEAR     YEAR
  ---------                               ---- --------- ------- ------------
  VALIC COMPANY I
    Asset Allocation Fund (Division 5)    2009   4.225    5.180    2,642,382
                                          2008   5.467    4.225    2,229,129
                                          2007   5.184    5.467    2,377,154
                                          2006   4.676    5.184    2,587,780
                                          2005   4.545    4.676    2,347,052
                                          2004   4.223    4.545    2,763,735
                                          2003   3.557    4.223    1,197,046
                                          2002   3.956    3.557    1,074,736
                                          2001   4.163    3.956    1,365,458
                                          2000   4.304    4.163    1,078,319
    Blue Chip Growth Fund (Division 72)   2009   0.599    0.850  149,343,628
                                          2008   1.057    0.599  121,401,907
                                          2007   0.942    1.057   26,745,363
                                          2006   0.863    0.942   19,213,662
                                          2005   0.826    0.868   11,462,143
                                          2004   0.764    0.826    6,768,256
                                          2003   0.595    0.764    3,885,796
                                          2002   0.793    0.595    2,215,965
                                          2001   0.932    0.793    1,191,852
                                          2000      --    0.932        2,574
    Broad Cap Value Income Fund           2009   0.758    0.942    3,646,121
     (Division 75)                        2008   1.166    0.758    3,526,886
                                          2007   1.153    1.166    3,939,724
                                          2006   1.011    1.153    3,553,051
    Capital Conservation Fund             2009   2.918    3.213    6,330,564
     (Division 7)                         2008   3.032    2.918    6,130,802
                                          2007   2.949    3.032   10,912,202
                                          2006   2.844    2.949   12,126,261
                                          2005   2.817    2.844    6,750,984
                                          2004   2.731    2.817    4,379,224
                                          2003   2.644    2.731    1,348,629
                                          2002   2.446    2.644    1,072,328
                                          2001   2.288    2.446      736,319
                                          2000   2.112    2.288      241,853
    Core Equity Fund (Division 15)        2009   1.547    1.893   20,044,985
                                          2008   2.479    1.547   20,940,813
                                          2007   2.426    2.479   24,019,431
                                          2006   2.189    2.426   25,973,836
                                          2005   2.123    2.189   26,750,447
                                          2004   1.980    2.123   28,464,512
                                          2003   1.574    1.980   19,470,281
                                          2002   2.038    1.574   18,853,525
                                          2001   2.425    2.038   19,106,874
                                          2000   2.608    2.425   10,968,138
    Core Value Fund (Division 21)         2009   1.252    1.478   22,646,853
                                          2008   1.948    1.252   18,379,431
                                          2007   1.973    1.948   26,965,273
                                          2006   1.698    1.973   29,596,738
                                          2005   1.637    1.698   20,636,771
                                          2004   1.463    1.637   25,071,204
                                          2003   1.141    1.463   22,738,226
                                          2002   1.430    1.141   20,786,632
                                          2001   1.573    1.430   21,849,597
                                          2000      --    1.573    9,899,817
    Foreign Value Fund (Division 89)      2009   0.742    1.085  162,783,774
                                          2008   1.350    0.742  133,656,004
                                          2007   1.224    1.350  159,603,928
                                          2006   1.066    1.224  133,705,192


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
   FUND NAME                              YEAR  OF YEAR  OF YEAR     YEAR
   ---------                              ---- --------- ------- ------------
     Global Equity Fund (Division 87)     2009   0.705    0.907   48,075,251
                                          2008   1.319    0.705   50,955,540
                                          2007   1.219    1.319   59,675,090
                                          2006   1.065    1.219   62,815,066
     Global Real Estate Fund              2009   0.644    0.842           --
      (Division 101)                      2008      --    0.644   49,429,780
     Global Social Awareness Fund         2009   2.726    3.558   22,719,887
      (Division 12)                       2008   4.579    2.726   39,523,029
                                          2007   4.421    4.579   19,729,895
                                          2006   3.858    4.421   16,926,134
                                          2005   3.737    3.858   13,141,444
                                          2004   3.406    3.737   11,413,457
                                          2003   2.673    3.406    7,627,455
                                          2002   3.520    2.673    6,937,701
                                          2001   4.004    3.520    7,765,337
                                          2000   4.503    4.004    4,403,285
     Global Strategy Fund (Division 88)   2009   1.045    1.285   64,106,781
                                          2008   1.330    1.045   65,738,597
                                          2007   1.218    1.330   65,892,584
                                          2006   1.085    1.218   62,685,696
     Government Securities Fund           2009   3.430    3.274    6,933,085
      (Division 8)                        2008   3.150    3.430    7,504,411
                                          2007   2.950    3.150    4,473,833
                                          2006   2.886    2.950    4,116,952
                                          2005   2.835    2.886    3,915,219
                                          2004   2.762    2.835    3,958,504
                                          2003   2.753    2.762    3,227,650
                                          2002   2.477    2.753    3,292,403
                                          2001   2.338    2.477    2,040,203
                                          2000   2.088    2.338      824,249
     Growth Fund (Division 78)            2009   0.674    0.913  135,951,401
                                          2008   1.126    0.674  140,357,001
                                          2007   0.938    1.126  156,938,148
                                          2006   0.913    0.938  182,212,881
     Growth & Income Fund                 2009   1.703    2.058    6,209,783
      (Division 16)                       2008   2.715    1.703    6,157,735
                                          2007   2.557    2.715    6,328,894
                                          2006   2.234    2.557    6,505,783
                                          2005   2.220    2.234    5,954,464
                                          2004   2.021    2.220    6,095,902
                                          2003   1.661    2.021    4,253,296
                                          2002   2.133    1.661    3,882,769
                                          2001   2.391    2.133    3,325,072
                                          2000   2.704    2.391    1,525,459
     Health Sciences Fund (Division 73)   2009   1.000    1.305   27,359,821
                                          2008   1.432    1.000   26,863,873
                                          2007   1.228    1.432   26,116,352
                                          2006   1.141    1.228   24,084,413
                                          2005   1.018    1.141   19,631,720
                                          2004   0.889    1.018   18,476,640
                                          2003   0.654    0.889   11,800,752
                                          2002   0.911    0.654    7,126,532
                                          2001   1.001    0.911    4,443,384
                                          2000      --    1.001       60,141

--------------------------------------------------------------------------------


                                                                 NUMBER OF
                                                UNIT     UNIT      UNITS
                                              VALUE AT   VALUE  OUTSTANDING
                                              BEGINNING AT END   AT END OF
   FUND NAME                             YEAR  OF YEAR  OF YEAR     YEAR
   ---------                             ---- --------- ------- ------------
     Inflation Protected Fund            2009   1.020    1.109   28,157,455
      (Division 77)                      2008   1.086    1.020   20,725,276
                                         2007   1.015    1.086    1,568,920
                                         2006   1.019    1.015    1,032,927
                                         2005   1.007    1.019      738,313
     International Equities Fund         2009   1.253    1.611  102,283,340
      (Division 11)                      2008   2.232    1.253   99,483,288
                                         2007   2.069    2.232   74,223,737
                                         2006   1.695    2.069   64,365,451
                                         2005   1.460    1.695   56,778,241
                                         2004   1.249    1.460   28,358,868
                                         2003   0.971    1.249    5,167,502
                                         2002   1.205    0.971    3,400,912
                                         2001   1.557    1.205    2,831,016
                                         2000   1.898    1.557    1,538,819
     International Government Bond       2009   2.541    2.812   10,819,217
      Fund (Division 13)                 2008   2.576    2.541   10,812,062
                                         2007   2.426    2.576    8,847,496
                                         2006   2.265    2.426    8,438,812
                                         2005   2.297    2.265    7,775,394
                                         2004   2.093    2.297    7,458,086
                                         2003   1.767    2.093    5,961,121
                                         2002   1.517    1.767    5,528,660
                                         2001   1.559    1.517    4,684,913
                                         2000   1.635    1.559    1,861,115
     International Growth I Fund         2009   1.569    2.106   86,628,894
      (Division 20)                      2008   2.726    1.569   77,628,544
                                         2007   2.396    2.726   62,755,171
                                         2006   1.911    2.396   53,390,070
                                         2005   1.694    1.911   21,522,837
                                         2004   1.477    1.694   20,553,185
                                         2003   1.187    1.477   13,984,886
                                         2002   1.465    1.187   12,743,207
                                         2001   1.996    1.465   12,911,877
                                         2000      --    1.996    4,203,091
     Large Cap Core Fund (Division 76)   2009   0.789    1.083   27,520,870
                                         2008   1.179    0.789   29,714,624
                                         2007   1.100    1.179    7,981,210
                                         2006   0.998    1.100   10,782,371
     Large Capital Growth Fund           2009   0.778    1.012   74,628,729
      (Division 79)                      2008   1.276    0.778   76,395,739
                                         2007   1.117    1.276   86,700,537
                                         2006   1.025    1.117   96,979,118
     Mid Cap Index Fund (Division 4)     2009   7.102    9.742   38,606,775
                                         2008  11.344    7.102   37,372,986
                                         2007  10.624   11.344   45,491,146
                                         2006   9.738   10.624   39,718,568
                                         2005   8.749    9.738   29,741,528
                                         2004   7.600    8.749   23,510,000
                                         2003   5.669    7.600   11,557,436
                                         2002   6.716    5.669    7,884,899
                                         2001   6.834    6.716    5,137,857
                                         2000   5.909    6.834    2,040,360
     Mid Cap Strategic Growth Fund       2009   0.790    1.153   42,720,011
      (Division 83)                      2008   1.534    0.790   41,439,895
                                         2007   1.192    1.534   43,577,178
                                         2006   1.151    1.192   44,706,601
     Money Market I Fund (Division 6)    2009   2.243    2.232   38,529,468
                                         2008   2.211    2.243   41,978,622
                                         2007   2.129    2.211   39,301,696
                                         2006   2.052    2.129   33,924,139
                                         2005   2.013    2.052   28,132,393
                                         2004   2.013    2.013   26,933,761
                                         2003   2.017    2.013   18,172,683
                                         2002   2.008    2.017   19,301,326
                                         2001   1.953    2.008   19,613,013
                                         2000   1.857    1.953   11,188,908


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
   FUND NAME                              YEAR  OF YEAR  OF YEAR     YEAR
   ---------                              ---- --------- ------- ------------
     Nasdaq-100 Index Fund                2009   0.340    0.524   34,980,305
      (Division 46)                       2008   0.595    0.340   26,571,733
                                          2007   0.506    0.595   27,194,567
                                          2006   0.478    0.506   23,231,663
                                          2005   0.476    0.478   25,535,001
                                          2004   0.436    0.476   22,398,281
                                          2003   0.294    0.436   16,938,599
                                          2002   0.481    0.294    5,273,086
                                          2001   0.718    0.481    2,543,964
                                          2000      --    0.718      216,742
     Science & Technology Fund            2009   1.479    2.428   56,751,172
      (Division 17)                       2008   2.760    1.479   55,172,289
                                          2007   2.364    2.760   59,564,326
                                          2006   2.251    2.364   64,380,758
                                          2005   2.196    2.251   65,611,927
                                          2004   2.196    2.196   69,117,271
                                          2003   1.462    2.196   49,350,491
                                          2002   2.464    1.462   43,387,665
                                          2001   4.223    2.464   42,427,558
                                          2000   6.463    4.223   24,450,402
     Small Cap Aggressive Growth Fund     2009   0.682    1.036   14,759,096
      (Division 86)                       2008   1.157    0.682   11,819,048
                                          2007   1.019    1.157   11,262,606
                                          2006   1.004    1.019    9,552,046
     Small Cap Fund (Division 18)         2009   1.799    2.291   18,691,230
                                          2008   2.759    1.799   18,545,437
                                          2007   2.965    2.759   20,439,938
                                          2006   2.757    2.965   21,763,492
                                          2005   2.589    2.757   20,249,184
                                          2004   2.193    2.589   18,364,613
                                          2003   1.621    2.193   12,011,653
                                          2002   2.132    1.621   10,322,622
                                          2001   2.263    2.132   10,143,542
                                          2000      --    2.263    4,669,805
     Small Cap Index Fund (Division 14)   2009   2.538    3.229   53,415,617
                                          2008   3.905    2.538   51,046,581
                                          2007   4.012    3.905   49,243,569
                                          2006   3.426    4.012   44,380,293
                                          2005   3.312    3.426   36,938,650
                                          2004   2.832    3.312   24,717,107
                                          2003   1.949    2.832   10,500,147
                                          2002   2.481    1.949    6,154,595
                                          2001   2.452    2.481    4,102,032
                                          2000   2.558    2.452    1,758,979
     Small Cap Special Values Fund        2009   0.663    0.865   48,348,174
      (Division 84)                       2008   1.036    0.663   48,100,392
                                          2007   1.161    1.036   57,828,742
                                          2006   1.045    1.161   60,603,093
     Small-Mid Growth Fund                2009   0.609    0.851   26,519,296
      (Division 85)                       2008   1.018    0.609   25,613,348
                                          2007   1.056    1.018   29,079,281
                                          2006   1.016    1.056   32,825,521
     Stock Index Fund (Division 10)       2009   3.780    4.731  111,145,188
                                          2008   6.068    3.780   93,757,719
                                          2007   5.819    6.068  122,250,822
                                          2006   5.082    5.819  117,621,590
                                          2005   4.900    5.082  104,405,219
                                          2004   4.469    4.900   87,908,580
                                          2003   3.514    4.469   55,777,760
                                          2002   4.567    3.514   47,259,245
                                          2001   5.244    4.567   49,700,088
                                          2000   5.831    5.244   32,626,172

--------------------------------------------------------------------------------


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
  FUND NAME                               YEAR  OF YEAR  OF YEAR     YEAR
  ---------                               ---- --------- ------- ------------
    Value Fund (Division 74)              2009   0.848    1.122   49,493,853
                                          2008   1.477    0.848   75,795,741
                                          2007   1.401    1.477    9,868,917
                                          2006   1.214    1.401    8,626,115
                                          2005   1.150    1.214   11,244,909
                                          2004   0.997    1.150      507,725
                                          2003   0.798    0.997      331,439
                                          2002   1.000    0.798      123,767
                                          2001      --    1.000           --
  VALIC COMPANY II
    Aggressive Growth Lifestyle Fund      2009   1.350    1.734   10,423,599
     (Division 48)                        2008   2.025    1.350    8,808,632
                                          2007   1.854    2.025    7,006,792
                                          2006   1.635    1.854    5,141,753
                                          2005   1.470    1.635    3,244,516
                                          2004   1.302    1.470    3,117,742
                                          2003   1.012    1.302    2,677,110
                                          2002   1.248    1.012    1,960,053
                                          2001   1.434    1.248    1,242,003
                                          2000   1.542    1.434      460,167
    Capital Appreciation Fund             2009   0.674    0.887    6,938,458
     (Division 39)                        2008   1.214    0.674    6,446,024
                                          2007   1.018    1.214    4,197,252
                                          2006   0.969    1.018    1,566,885
                                          2005   0.942    0.969    1,528,329
                                          2004   0.867    0.942    1,413,834
                                          2003   0.692    0.867    1,301,251
                                          2002   1.005    0.692    1,002,903
                                          2001   1.287    1.005      809,582
                                          2000   1.672    1.287      435,416
    Conservative Growth Lifestyle Fund    2009   1.563    1.879    8,730,081
     (Division 50)                        2008   1.924    1.563    7,340,616
                                          2007   1.806    1.924    6,316,431
                                          2006   1.656    1.806    4,589,479
                                          2005   1.568    1.656    3,753,599
                                          2004   1.444    1.568    3,031,412
                                          2003   1.240    1.444    2,308,156
                                          2002   1.313    1.240    1,451,290
                                          2001   1.343    1.313      960,922
                                          2000   1.310    1.343      735,103
    Core Bond Fund (Division 58)          2009   1.405    1.620    9,995,658
                                          2008   1.483    1.405    8,180,262
                                          2007   1.436    1.483   15,849,736
                                          2006   1.376    1.436    5,033,403
                                          2005   1.354    1.376    3,835,809
                                          2004   1.299    1.354    2,639,445
                                          2003   1.256    1.299    1,510,859
                                          2002   1.160    1.256      870,673
                                          2001   1.092    1.160      477,526
                                          2000   1.012    1.092       17,812
    High Yield Bond Fund (Division 60)    2009   1.271    1.813   20,415,499
                                          2008   1.860    1.271   19,488,366
                                          2007   1.843    1.860   16,222,580
                                          2006   1.650    1.843    8,923,303
                                          2005   1.547    1.650    5,399,050
                                          2004   1.342    1.547    4,057,359
                                          2003   1.038    1.342    2,474,955
                                          2002   1.063    1.038      680,131
                                          2001   1.009    1.063      613,841
                                          2000   1.079    1.009       44,391
    International Small Cap Equity Fund   2009   1.291    1.613   57,816,493
     (Division 33)                        2008   2.216    1.291   73,410,884
                                          2007   2.105    2.216   58,611,447
                                          2006   1.761    2.105   39,145,880
                                          2005   1.367    1.761   16,575,388
                                          2004   1.152    1.367    2,766,497
                                          2003   0.905    1.152    2,314,835
                                          2002   1.102    0.905    1,620,256
                                          2001   1.367    1.102    1,217,774
                                          2000   1.639    1.367      845,886


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
   FUND NAME                              YEAR  OF YEAR  OF YEAR     YEAR
   ---------                              ---- --------- ------- ------------
     Large Cap Value Fund (Division 40)   2009   1.382    1.515   19,825,218
                                          2008   2.196    1.382   21,736,549
                                          2007   2.143    2.196   43,706,583
                                          2006   1.817    2.143   25,530,357
                                          2005   1.679    1.817    5,230,944
                                          2004   1.486    1.679    4,394,274
                                          2003   1.172    1.486    3,573,479
                                          2002   1.339    1.172    2,664,154
                                          2001   1.372    1.339    1,653,364
                                          2000   1.306    1.372      133,690
     Mid Cap Growth Fund (Division 37)    2009   0.803    1.147   18,440,364
                                          2008   1.512    0.803   18,467,909
                                          2007   1.334    1.512   11,172,318
                                          2006   1.166    1.334    8,040,867
                                          2005   1.054    1.166    6,372,968
                                          2004   0.940    1.054    6,194,518
                                          2003   0.683    0.940    6,055,536
                                          2002   0.984    0.683    4,401,019
                                          2001   1.423    0.984    3,064,194
                                          2000   1.427    1.423      654,531
     Mid Cap Value Fund (Division 38)     2009   2.121    2.885   57,728,237
                                          2008   3.479    2.121   62,370,901
                                          2007   3.403    3.479   25,654,821
                                          2006   2.931    3.403   19,629,064
                                          2005   2.694    2.931   14,245,575
                                          2004   2.330    2.694   10,689,956
                                          2003   1.634    2.330    7,010,024
                                          2002   1.910    1.634    5,041,443
                                          2001   1.956    1.910    2,566,084
                                          2000   1.526    1.956      687,388
     Moderate Growth Lifestyle Fund       2009   1.490    1.869   13,538,857
      (Division 49)                       2008   2.030    1.490   11,142,644
                                          2007   1.874    2.030    9,172,801
                                          2006   1.698    1.874    7,057,287
                                          2005   1.571    1.698    5,129,289
                                          2004   1.421    1.571    4,669,976
                                          2003   1.158    1.421    3,960,868
                                          2002   1.300    1.158    3,015,695
                                          2001   1.386    1.300    2,200,069
                                          2000   1.401    1.386      864,680
     Money Market II Fund (Division 44)   2009   1.305    1.303   40,263,703
                                          2008   1.284    1.305   47,610,261
                                          2007   1.234    1.284   42,190,759
                                          2006   1.186    1.234   26,281,226
                                          2005   1.161    1.186   13,322,408
                                          2004   1.158    1.161    9,253,840
                                          2003   1.157    1.158   10,043,486
                                          2002   1.149    1.157    9,173,724
                                          2001   1.114    1.149    8,613,152
                                          2000   1.056    1.114    8,860,373
     Small Cap Growth Fund                2009   0.965    1.322    7,026,763
      (Division 35)                       2008   1.709    0.965    6,163,487
                                          2007   1.652    1.709    6,002,415
                                          2006   1.510    1.652    5,115,263
                                          2005   1.449    1.510    4,060,645
                                          2004   1.314    1.449    3,633,808
                                          2003   0.906    1.314    3,049,513
                                          2002   1.356    0.906    1,738,121
                                          2001   1.789    1.356    1,447,772
                                          2000   2.279    1.789      476,647
     Small Cap Value Fund (Division 36)   2009   1.626    2.009   31,932,767
                                          2008   2.327    1.626   22,439,199
                                          2007   2.515    2.327   27,144,038
                                          2006   2.129    2.515   10,774,645
                                          2005   2.006    2.129    5,890,358
                                          2004   1.689    2.006    5,284,700
                                          2003   1.220    1.689    3,695,332
                                          2002   1.401    1.220    2,396,378
                                          2001   1.316    1.401    1,061,602
                                          2000   1.083    1.316       87,545

--------------------------------------------------------------------------------


                                                                  NUMBER OF
                                                 UNIT     UNIT      UNITS
                                               VALUE AT   VALUE  OUTSTANDING
                                               BEGINNING AT END   AT END OF
   FUND NAME                              YEAR  OF YEAR  OF YEAR     YEAR
   ---------                              ---- --------- ------- ------------
     Socially Responsible Fund            2009   0.967    1.257   49,219,242
      (Division 41)                       2008   1.557    0.967   55,555,891
                                          2007   1.505    1.557   99,581,896
                                          2006   1.309    1.505   44,151,626
                                          2005   1.265    1.309   12,628,904
                                          2004   1.157    1.265    7,262,970
                                          2003   0.907    1.157    1,855,413
                                          2002   1.190    0.907    1,518,217
                                          2001   1.355    1.190    1,275,611
                                          2000   1.501    1.355    1,291,021
     Strategic Bond Fund (Division 59)    2009   1.671    2.094   31,778,845
                                          2008   1.959    1.671   28,014,096
                                          2007   1.891    1.959   26,880,177
                                          2006   1.752    1.891   18,395,330
                                          2005   1.679    1.752   10,593,319
                                          2004   1.526    1.679    5,542,385
                                          2003   1.285    1.526    2,748,551
                                          2002   1.212    1.285      987,994
                                          2001   1.102    1.212      432,470
                                          2000      --    1.102          936
   PUBLIC FUNDS
   SunAmerica 2015 High Watermark         2009   1.115    1.099    2,325,080
    (Division 81)                         2008   1.183    1.115    2,226,491
                                          2007   1.130    1.183    1,635,174
                                          2006   1.033    1.130    1,436,871
                                          2005   1.000    1.033      733,478
   SunAmerica 2020 High Watermark         2009   0.994    0.923    1,688,248
    (Division 82)                         2008   1.200    0.994    1,387,285
                                          2007   1.147    1.200    1,201,351
                                          2006   1.045    1.147      895,679
                                          2005   1.000    1.045      541,738
   Ariel Appreciation Fund (Division 69)  2009   1.027    1.661   29,627,334
                                          2008   1.748    1.027   28,946,608
                                          2007   1.787    1.748   32,265,610
                                          2006   1.623    1.787   33,754,062
                                          2005   1.590    1.623   38,100,573
                                          2004   1.417    1.590   34,489,384
                                          2003   1.091    1.417   25,946,570
                                          2002   1.226    1.091   17,307,445
                                          2001   1.064    1.226    4,782,738
                                          2000      --    1.064           32
   Ariel Fund (Division 68)               2009   0.999    1.619   50,193,804
                                          2008   1.946    0.999   45,024,988
                                          2007   1.996    1.946   48,168,727
                                          2006   1.823    1.996   50,067,793
                                          2005   1.821    1.823   52,075,771
                                          2004   1.505    1.821   41,615,562
                                          2003   1.185    1.505   23,969,761
                                          2002   1.259    1.185   13,823,829
                                          2001   1.112    1.259    3,576,909
                                          2000      --    1.112          364
   Lou Holland Growth Fund (Division 70)  2009   0.685    0.945   27,020,289
                                          2008   1.059    0.685   25,774,376
                                          2007   0.976    1.059   27,404,429
                                          2006   0.935    0.976   30,306,497
                                          2005   0.950    0.935    4,950,398
                                          2004   0.861    0.950    4,379,555
                                          2003   0.680    0.861    2,753,598
                                          2002   0.873    0.680    1,389,807
                                          2001   0.928    0.873      354,300
                                          2000      --    0.928           24
                                          2003   1.768    2.314    7,155,341
                                          2002   1.864    1.768    4,180,947
                                          2001   2.087    1.864    3,125,087
                                          2000   2.102    2.087    1,210,593


                                                                NUMBER OF
                                               UNIT     UNIT      UNITS
                                             VALUE AT   VALUE  OUTSTANDING
                                             BEGINNING AT END   AT END OF
    FUND NAME                           YEAR  OF YEAR  OF YEAR     YEAR
    ---------                           ---- --------- ------- ------------
    Vanguard LifeStrategy Conservative  2009   1.286    1.489    6,609,264
     Growth Fund (Division 54)          2008   1.614    1.286    6,110,618
                                        2007   1.525    1.614    6,042,668
                                        2006   1.393    1.525    4,499,544
                                        2005   1.348    1.393    3,330,251
                                        2004   1.261    1.348    2,836,503
                                        2003   1.093    1.261    1,954,391
                                        2002   1.167    1.093    1,007,113
                                        2001   1.180    1.167      763,718
                                        2000   1.157    1.180      482,507
    Vanguard LifeStrategy Growth Fund   2009   1.133    1.402   12,920,282
     (Division 52)                      2008   1.746    1.133   12,185,285
                                        2007   1.642    1.746   12,472,587
                                        2006   1.429    1.642   10,657,941
                                        2005   1.351    1.429    8,184,272
                                        2004   1.213    1.351    7,076,717
                                        2003   0.954    1.213    5,142,574
                                        2002   1.145    0.954    3,864,620
                                        2001   1.270    1.145    2,800,962
                                        2000   1.356    1.270    2,267,355
    Vanguard LifeStrategy Moderate      2009   1.233    1.468   16,238,248
     Growth Fund (Division 53)          2008   1.695    1.233   14,971,811
                                        2007   1.596    1.695   16,392,940
                                        2006   1.423    1.596   12,482,445
                                        2005   1.361    1.423   10,567,495
                                        2004   1.244    1.361    9,612,545
                                        2003   1.027    1.244    7,167,191
                                        2002   1.157    1.027    4,834,564
                                        2001   1.224    1.157    3,597,361
                                        2000   1.248    1.224    2,887,958
    Vanguard Long-Term Investment-      2009   2.092    2.257   17,890,493
     Grade Fund (Division 22)           2008   2.062    2.092   17,200,551
                                        2007   2.003    2.062   21,487,990
                                        2006   1.963    2.003   22,101,376
                                        2005   1.882    1.963   19,181,331
                                        2004   1.741    1.882   16,058,977
                                        2003   1.652    1.741   12,089,610
                                        2002   1.471    1.652   11,209,489
                                        2001   1.353    1.471    9,394,086
                                        2000   1.221    1.353    4,636,431
    Vanguard Long-Term Treasury Fund    2009   2.645    2.308   37,453,620
     (Division 23)                      2008   2.176    2.645   43,798,242
                                        2007   2.008    2.176   32,953,874
                                        2006   1.990    2.008   31,129,909
                                        2005   1.882    1.990   27,830,619
                                        2004   1.770    1.882   23,918,115
                                        2003   1.738    1.770   19,619,013
                                        2002   1.502    1.738   19,883,997
                                        2001   1.451    1.502   17,009,737
                                        2000   1.222    1.451   10,177,993
    Vanguard Wellington Fund            2009   2.137    2.584  101,733,150
     (Division 25)                      2008   2.780    2.137  100,181,566
                                        2007   2.592    2.780  105,454,217
                                        2006   2.279    2.592  105,124,832
                                        2005   2.156    2.279   86,469,604
                                        2004   1.960    2.156   75,722,620
                                        2003   1.640    1.960   57,521,256
                                        2002   1.780    1.640   48,274,786
                                        2001   1.727    1.780   44,865,983
                                        2000   1.581    1.727   29,685,842
    Vanguard Windsor II Fund            2009   1.728    2.173  147,608,674
     (Division 24)                      2008   2.759    1.728  127,389,564
                                        2007   2.728    2.759  128,524,770
                                        2006   2.331    2.728  125,930,178
                                        2005   2.201    2.331  108,446,296
                                        2004   1.880    2.201   87,345,541
                                        2003   1.461    1.880   56,268,484
                                        2002   1.776    1.461   46,093,281
                                        2001   1.858    1.776   36,594,309
                                        2000   1.606    1.858   24,169,868

HIGHLIGHTS
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

PURCHASE REQUIREMENTS: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. For more information on Purchase Payments, refer to the "Purchase Period."

RIGHT TO CANCEL: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."


EXPENSES: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 1.05% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."


INCOMELOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

FEDERAL TAX INFORMATION: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal
Tax Matters."

SURRENDER CHARGES: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

LOANS: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

TRANSFERS: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

DEATH BENEFITS: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

INQUIRIES: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                  INVESTING.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and

--------------------------------------------------------------------------------

reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 5.7% of each first-year Purchase Payment. Agents will receive commissions of up to .97% for level Purchase Payments in subsequent years and up to 5.7% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, agents may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

FIXED ACCOUNT OPTIONS

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      FIXED ACCOUNT OPTIONS                INVESTMENT OBJECTIVE
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and

--------------------------------------------------------------------------------

investment sub-adviser, if applicable. PLEASE SEE THE SEPARATE FUND PROSPECTUSES FOR MORE DETAILED INFORMATION ON EACH FUND'S MANAGEMENT FEES AND TOTAL EXPENSES, INVESTMENT STRATEGY AND RISKS, AS WELL AS A HISTORY OF ANY CHANGES TO A FUND'S INVESTMENT ADVISER OR SUB-ADVISER. YOU SHOULD READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING. ADDITIONAL COPIES ARE AVAILABLE FROM VALIC AT 1-800-448-2542 OR ONLINE AT WWW.VALIC.COM.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management Corp. is affiliated with the adviser, VALIC, due to common ownership.


VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
SunAmerica                 Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund*  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                 least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund   Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                 business manager.)
                           If you hold your Variable Investment Option Units until the
                           Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                           Watermark Fund reaching this value, and any extraordinary
                           expenses, and increased by appreciation in share value
                           subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                           The Protected Maturity Date for each High Watermark Fund is:
                           2015 High Watermark Fund            August 31, 2015
                           2020 High Watermark Fund            August 31, 2020

                           If you may need access to your money at any point prior to the
                           Protected Maturity Date, you should consider the
                           appropriateness of investing in the High Watermark Funds.
                           Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                           An investment in the High Watermark Funds may not be
                           appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------
* closed to new investments

--------------------------------------------------------------------------------

    VARIABLE ACCOUNT OPTIONS                              INVESTMENT OBJECTIVE
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel
stocks of medium-sized companies with market capitalizations           Investments, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel
the stocks of small companies with a market capitalization             Investments, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard
by investing primarily in U.S. Treasury securities. The fund is        Group, Inc.
expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management LLC; Sanders
                                                                                                 Capital, LLC; and The
                                                                                                 Vanguard Group, Inc.

VALIC COMPANY I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: PineBridge
                             mix among stocks, long-term debt securities and short-term          Investments, LLC
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: PineBridge
                             on investments in intermediate- and long-term debt instruments      Investments, LLC
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund*             Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The Sub-Adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------
* In January 2010, the Board of Directors of VALIC Company I approved the termination of the current sub-advisory agreement with American Century Investment Management, Inc., and approved BlackRock Investment Management, LLC and SunAmerica Asset Management Corp. as new co-Sub-Advisers to the Core Value Fund. On June 7, 2010, contingent upon the approval by shareholders, at a meeting on or about June 4, 2010, of the SunAmerica Asset Management Corp. sub-advisory agreement, (i) the name of the fund will change from "Core Value Fund" to "Dividend Value Fund"; and (ii) the principal investment strategy will change to one of investing at least 80% of assets in dividend paying equity securities.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE
  ------------------------                            --------------------
Foreign Value Fund            Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund            Seeks capital appreciation by investing primarily in equity securities of companies worldwide and of any market
                              capitalization.

Global Real Estate Fund       Seeks high total return through long-term growth of capital and current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                              companies.


Global Social Awareness Fund  Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                              Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                              operations in countries with significant human rights concerns.

Global Strategy Fund          Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                              market instruments.

Government Securities Fund    Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                   Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                              U.S. companies); a disciplined growth strategy utilizing
                              quantitative management techniques; and a global growth
                              strategy (investing primarily in equity securities of issuers located in developed countries world wide including the U.S.).

Growth & Income Fund          Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                              equity-related securities.

Health Sciences Fund          Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                              development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund      Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                              U.S. governments and corporations.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in equity            Adviser: VALIC
securities of companies worldwide and of any market                    Sub-Adviser: BlackRock
capitalization.                                                        Financial Management, Inc.

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco
equity investments in real estate and real estate-related              Advisers, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: PineBridge
established for the fund. The fund will typically invest in stocks of  Investments, LLC large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Adviser: SunAmerica
government-sponsored debt securities.                                  Asset Management Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: PineBridge
inflation-indexed fixed income securities issued by U.S. and non-      Investments, LLC
U.S. governments and corporations.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                           -----------------------
International Equities Fund    Seeks to provide long-term growth of capital through                Adviser: VALIC
                               investments primarily in a diversified portfolio of equity and      Sub-Adviser: PineBridge
                               equity-related securities of foreign issuers. The Sub-Adviser       Investments, LLC
                               utilizes both passive and active investment strategies.

International Government       Seeks high current income through investments primarily in          Adviser: VALIC
Bond Fund                      investment grade debt securities issued or guaranteed by foreign    Sub-Adviser: PineBridge
                               governments. This fund is classified as "non-diversified" because   Investments, LLC
                               it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity        Adviser: VALIC
                               securities of issuers in developed foreign countries. The Sub-      Sub-Adviser: American
                               Adviser uses an investment strategy it developed to invest in       Century Global Investment
                               stocks it believes will increase in value over time.                Management, Inc., Invesco
                                                                                                   Advisers, Inc. and
                                                                                                   Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund            Seeks capital growth with the potential for current income by       Adviser: VALIC
                               investing in the common stocks of large-sized U.S. companies        Sub-Adviser: Wells Capital
                               (i.e., companies whose market capitalization falls within the       Management Incorporated
                               range tracked in the Russell 1000(R) Index). The Sub-Adviser may invest in both growth and value-oriented equity securities.

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in        Adviser: VALIC
                               securities of large-cap companies that the Sub-Advisers believe     Sub-Adviser: Invesco
                               have the potential for above-average growth in revenues and         Advisers, Inc. and
                               earnings (i.e., companies whose market capitalization falls within  SunAmerica Asset
                               the range tracked in the Russell 1000(R) Index).                    Management Corp.

Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily    Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, are   Sub-Adviser: SunAmerica
                               expected to provide investment results closely corresponding to     Asset Management Corp.
                               the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
                               oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
                               limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                   and PineBridge Investments,
                                                                                                   LLC

Money Market I Fund            Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                               investments in short-term money market instruments.                 Sub-Adviser: SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the           Adviser: VALIC
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: SunAmerica
                               non-diversified fund, meaning that it can invest more than 5% of    Asset Management Corp.
                               its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                            -----------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments            Adviser: VALIC
                               primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                               to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                               science and technology. Several industries are likely to be         Management LLC and
                               included, such as electronics, communications, e-commerce,          Wellington Management
                               information services, media, life sciences and health care,         Company, LLP
                               environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                               within the Russell 2000(R) Index).                                  Management Incorporated

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily    Adviser: VALIC
                               in the stocks of small companies, with market capitalizations at    Sub-Adviser: Invesco
                               the time of purchase which fall 1) within or below range of         Advisers, Inc., T. Rowe Price
                               companies in either the current Russell 2000(R) or S&P SmallCap     Associates, Inc. and
                               600(R) Indices, or 2) below the three-year average maximum          Bridgeway Capital
                               market cap of companies in the index as of December 31 of the       Management, Inc.
                               three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: SunAmerica
                               Sub-Adviser believes may provide investment results closely         Asset Management Corp.
                               corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                               common stocks of small U.S. companies. The Sub-Advisers look        Sub-Adviser: Dreman Value
                               for significantly undervalued companies that they believe have the  Management, LLC and Wells
                               potential for above-average appreciation with below-average risk.   Capital Management
                                                                                                   Incorporated

Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in      Adviser: VALIC
                               stocks of U.S. companies with small and medium market               Sub-Adviser: Wells Capital
                               capitalizations that the Sub-Adviser believes have the potential    Management Incorporated
                               for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common         Adviser: VALIC
                               stocks that, as a group, are expected to provide investment         Sub-Adviser: SunAmerica
                               results closely corresponding to the performance of the             Asset Management Corp.
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in         Adviser: VALIC
                               common stocks of large U.S. companies, focusing on value            Sub-Adviser:
                               stocks that the Sub-Adviser believes are currently undervalued by   OppenheimerFunds, Inc.
                               the market.

VALIC COMPANY II

Aggressive Growth              Seeks growth through investments in a combination of the            Adviser: VALIC
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC                Sub-Adviser: PineBridge
                               Company II. The indirect holdings for this fund of funds are        Investments, LLC
                               primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------

   VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                             --------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Conservative Growth             Seeks current income and low to moderate growth of capital
Lifestyle Fund                  through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the conservation of capital through investments in medium- to high-
                                quality fixed income securities. These securities include
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.

High Yield Bond Fund            Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities. These securities are below-investment-grade and are commonly
                                referred to as junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity
Equity Fund                     and equity-related securities of small cap companies throughout the world, excluding the U.S.


Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell
                                1000(R) Value Index through investment in equity securities. The
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through
                                investments in medium-capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented
                                investment approach. Mid-capitalization companies include
                                companies with a market capitalization equaling or exceeding
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. This fund of funds indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

                        INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
of U.S. companies.                                                    Capital Management, Inc.

Seeks current income and low to moderate growth of capital            Adviser: VALIC
through investments in a combination of the different funds           Sub-Adviser: PineBridge
offered in VALIC Company I and VALIC Company II. The indirect         Investments, LLC
holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Seeks the highest possible total return consistent with the           Adviser: VALIC
conservation of capital through investments in medium- to high-       Sub-Adviser: PineBridge
quality fixed income securities. These securities include             Investments, LLC
corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and
mortgage-backed, or asset-backed securities.

Seeks the highest possible total return and income consistent         Adviser: VALIC
with conservation of capital through investment in a diversified      Sub-Adviser: Wellington
portfolio of high yielding, high risk fixed income securities. These  Management Company, LLP securities are below-investment-grade and are commonly
referred to as junk bonds.

Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
and equity-related securities of small cap companies throughout       Sub-Adviser: PineBridge
the world, excluding the U.S.                                         Investments, LLC and Invesco
                                                                      Advisers, Inc.

Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.*
Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Seeks long-term capital appreciation principally through              Adviser: VALIC
investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco
common and preferred stocks and securities convertible into           Advisers, Inc.
common stocks. The Sub-Adviser defines mid-sized companies
as companies that are included in the Russell MidCap(R) Index.

Seeks capital growth, through investment in equity securities of      Adviser: VALIC
medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
investment approach. Mid-capitalization companies include             Inc. and Wellington
companies with a market capitalization equaling or exceeding          Management Company, LLP
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks growth and current income through investments in a              Adviser: VALIC
combination of the different funds offered in VALIC Company I         Sub-Adviser: PineBridge
and VALIC Company II. This fund of funds indirect holdings are        Investments, LLC
primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

--------
* In April 2010, the Board of Trustees of VALIC Company II approved the termination of the current sub-advisory agreement with SSgA Funds Management, Inc. and approved The Boston Company Asset Management, LLC and Janus Capital Management, LLC as new co-Sub-Advisers. The change of Sub-Advisers will become effective on or about June 7, 2010.

--------------------------------------------------------------------------------

VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Management Inc.,
                           capitalization. Small-cap companies are companies whose                SunAmerica Asset
                           market capitalization is equal to or less than the largest company     Management Corp. and
                           in the Russell 2000(R) Index during the most recent 12-month           Metropolitan West Capital
                           period.                                                                Management, LLC

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of U.S. companies which meet the social          Sub-Adviser: SunAmerica
                           criteria established for the fund. The fund does not invest in         Asset Management Corp.
                           companies that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems;
                           the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: PineBridge
                           portfolio of income producing securities. The fund invests in a        Investments, LLC
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        INITIAL SUBSEQUENT
                      CONTRACT TYPE     PAYMENT  PAYMENT
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (EQUALS)
             All Purchase Payments made to the Fixed Account Options
         +   (PLUS)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (PLUS)
             All interest earned
         -   (MINUS)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

CALCULATION OF VALUE FOR VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I or II Fund will lose value.

PREMIUM ENHANCEMENT CREDIT

From time to time, VALIC may offer a 2% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's Eligible Deposits to the account.

Eligibility Criteria


Participants. An "Eligible Participant" is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.


Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of an initial Purchase Payment of $50,000 or more that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

--------------------------------------------------------------------------------


Contracts. This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

INCOMELOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below. GPS or any other advisory service offered by VALIC Financial Advisors, Inc. may not be available under certain Contracts if you select IncomeLOCK. Please check with your financial advisor for availability.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the benefit anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     MAXIMUM                 MAXIMUM
                                      ANNUAL     INITIAL      ANNUAL
                                    WITHDRAWAL   MINIMUM    WITHDRAWAL
                                    PERCENTAGE  WITHDRAWAL  PERCENTAGE
                                      PRIOR    PERIOD PRIOR     IF
                                      TO ANY      TO ANY    EXTENSION
          TIME OF FIRST WITHDRAWAL  EXTENSION   EXTENSION   IS ELECTED
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Benefit
            Anniversary following              Life of the
            the Contract owner's                  Contract
            65th birthday..........      5           owner*      5

--------------------------------------------------------------------------------

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

--------------------------------------------------------------------------------


2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the Benefit Anniversary following the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.

DURING THE PURCHASE PERIOD -- POLICY AGAINST MARKET TIMING AND FREQUENT
TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to

--------------------------------------------------------------------------------

other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION            VALUE         FREQUENCY                            OTHER RESTRICTIONS
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before Market Close; otherwise,

  .   The next date values are calculated.

--------------------------------------------------------------------------------


TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

PAYOUT OPTION                                        % OF ACCOUNT VALUE                     FREQUENCY
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

FEES AND CHARGES
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

--------------------------------------------------------------------------------


EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES


The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.55% to 1.05% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.


The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE, SURRENDER, OR SEPARATE ACCOUNT
CHARGES

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.10% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. WE USE THESE FEES RECEIVED TO DIRECTLY REDUCE THE SEPARATE ACCOUNT CHARGES; THUS, THE NET SEPARATE ACCOUNT CHARGES ARE REFLECTED IN THE FEE TABLES. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

MARKET VALUE ADJUSTMENT ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

INCOMELOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the

--------------------------------------------------------------------------------

fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

OTHER CHARGES

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

--------------------------------------------------------------------------------


COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the

--------------------------------------------------------------------------------

   Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------


WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (EQUALS)  Your Account Value(1)
                 Surrender                    - (MINUS)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

--------------------------------------------------------------------------------


There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (DIVIDED  next computed after the
          Variable Account Option    BY)       written request for
                 + (PLUS)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year

--------------------------------------------------------------------------------

Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

INCOMELOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

--------------------------------------------------------------------------------


MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

EXTENDING THE MAV EVALUATION PERIOD

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------


TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract

--------------------------------------------------------------------------------

provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (MINUS)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
           OR
           100% of Purchase Payments invested in Variable
           Account Options
       -   (MINUS)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (PLUS)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (MINUS)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (MINUS)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (PLUS)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

--------------------------------------------------------------------------------


  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

INCOMELOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------


CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

--------------------------------------------------------------------------------


CONTINGENT OWNER

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to

--------------------------------------------------------------------------------

Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the

--------------------------------------------------------------------------------

availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally

--------------------------------------------------------------------------------

provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                 TAX-FAVORED
                                                 RETIREMENT  TAXABLE
                                                   PROGRAM   ACCOUNT
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no other pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16

                                                                 PAGE
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22

         APPENDIX TO THE PROSPECTUS -- INCOMELOCK WITHDRAWAL EXAMPLES
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

The Variable Annuity Life Insurance Company
Separate Account A
Units of Interest Under Group and Individual
Fixed and Variable Deferred Annuity Contracts
Portfolio Director(R) Plus, Portfolio Director 2, and Portfolio Director
For Series 1.40 to 12.40                                            May 1, 2010

Prospectus

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

Investment in the Contracts is subject to risk that may cause the value of the Owner's investment to fluctuate, and when the Contracts are surrendered, the value may be higher or lower than the Purchase Payments.

The SEC has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Variable Account Options
--------------------------------------------------------------------------------

VALIC Company I Funds               VALIC Company II Funds               Public Funds
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund*
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund            * closed to new investments
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

Table of Contents
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----

Glossary of Terms...............................................   3

Fee Tables......................................................   4

Selected Purchase Unit Data.....................................   8

Highlights......................................................  12

General Information.............................................  14
   About the Contracts..........................................  14
   About VALIC..................................................  14
   American Home Assurance Company..............................  14
   About VALIC Separate Account A...............................  15
   Units of Interest............................................  15
   Distribution of the Contracts................................  15

Fixed and Variable Account Options..............................  15
   Fixed Account Options........................................  16
   Variable Account Options.....................................  16

Purchase Period.................................................  24
   Account Establishment........................................  24
   When Your Account Will Be Credited...........................  25
   Purchase Units...............................................  25
   Calculation of Value for Fixed Account Options...............  25
   Calculation of Value for Variable Account Options............  26
   Premium Enhancement Credit...................................  26
   Stopping Purchase Payments...................................  27
   IncomeLOCK(R)................................................  27

Transfers Between Investment Options............................  29
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  29
   Communicating Transfer or Reallocation Instructions..........  30
   Effective Date of Transfer...................................  30
   Transfers During the Payout Period...........................  31

Fees and Charges................................................  31
   Account Maintenance Charge...................................  31
   Surrender Charge.............................................  31
       Amount of Surrender Charge...............................  31
       10% Free Withdrawal......................................  31
       Exceptions to Surrender Charge...........................  32
   Premium Tax Charge...........................................  32
   Separate Account Charges.....................................  32
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  32
   Separate Account Expense Reimbursements or Credits...........  33
   Market Value Adjustment ("MVA")..............................  33
   IncomeLOCK...................................................  33
   Other Charges................................................  34

Payout Period...................................................  34
   Fixed Payout.................................................  34
   Assumed Investment Rate......................................  34
   Variable Payout..............................................  34
   Combination Fixed and Variable Payout........................  35
   Partial Annuitization........................................  35
   Payout Date..................................................  35
   Payout Options...............................................  35
   Payout Information...........................................  36

                                                                 Page
                                                                 ----

          Surrender of Account Value............................  36
             When Surrenders Are Allowed........................  36
             Surrender Process..................................  36
             Amount That May Be Surrendered.....................  36
             Surrender Restrictions.............................  37
             Partial Surrenders.................................  37
             Systematic Withdrawals.............................  37
             Distributions Required by Federal Tax Law..........  37
             IncomeLOCK.........................................  38

          Exchange Privilege....................................  39
             Restrictions on Exchange Privilege.................  39
             Taxes and Conversion Costs.........................  40
             Surrender Charges..................................  40
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  40
             Comparison of Contracts............................  40
             Features of Portfolio Director.....................  40

          Death Benefits........................................  41
             The Process........................................  41
             Beneficiary Information............................  41
                 Spousal Beneficiaries..........................  41
                 Beneficiaries Other Than Spouses...............  41
             Special Information for Individual
               Nonqualified Contracts...........................  41
             During the Purchase Period.........................  41
             Interest Guaranteed Death Benefit..................  41
             Standard Death Benefit.............................  42
             During the Payout Period...........................  42
             IncomeLOCK.........................................  43

          Other Contract Features...............................  43
             Changes That May Not Be Made.......................  43
             Change of Beneficiary..............................  43
             Contingent Owner...................................  44
             Cancellation -- The 20 Day "Free Look".............  44
             We Reserve Certain Rights..........................  44
             Relationship to Employer's Plan....................  44

          Voting Rights.........................................  44
             Who May Give Voting Instructions...................  44
             Determination of Fund Shares Attributable to
               Your Account.....................................  44
                 During the Purchase Period.....................  44
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  44
             How Fund Shares Are Voted..........................  44

          Federal Tax Matters...................................  45
             Types of Plans.....................................  45
             Tax Consequences in General........................  45
             Effect of Tax-Deferred Accumulations...............  47

          Legal Proceedings.....................................  48

          Financial Statements..................................  48

          Table of Contents of Statement of
            Additional Information..............................  49

          Appendix to the Prospectus -- IncomeLOCK
            Withdrawal Examples.................................  49

Glossary of Terms
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      Account Value -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      Anniversary Value -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      Annuitant -- the individual (in most cases, you) to whom Payout Payments will be paid.

      Assumed Investment Rate --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      Beneficiary -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      Benefit -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      Benefit Anniversary -- a Benefit Anniversary is the first day of each Benefit Year.

      Benefit Base -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      Benefit Year -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      Business Day -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      Contract Owner -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      Division -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      Eligible Purchase Payments -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      Endorsement Date -- the date that we issue the Benefit endorsement to your Contract.

      Fixed Account Option -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      Guided Portfolio Services(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      Home Office -- located at 2929 Allen Parkway, Houston, Texas 77019.

      Ineligible Purchase Payments -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      IncomeLOCK(R) -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      Maximum Anniversary Value ("MAV") Evaluation Period -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      Maximum Annual Withdrawal Amount -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      Minimum Withdrawal Period -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      Mutual Fund or Fund -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      Participant -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      Participant Year -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      Payout Payments -- annuity payments withdrawn in a steady stream during the Payout Period.

      Payout Period -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      Payout Unit -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      Proof of Death -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      Purchase Payments -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      Purchase Period -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      Purchase Unit -- a unit of interest owned by you in your Variable Account Option.

      Systematic Withdrawals -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC Separate Account A or Separate Account -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      Variable Account Option -- investment options that correspond to Separate Account Divisions offered by the Contracts.
Fee Tables
--------------------------------------------------------------------------------

 The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

--------------------------------------------------------------------------------


 Separate Account Charges

                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC Company I
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.60
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.60
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.60
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.60
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.60
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.60
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.60
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.60
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.60
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.60
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.60
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.60
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.60
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.60
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.60
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.60
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.60
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.60
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.60
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.60
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.60
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.60
--------------------------------------------------------------------------------------------------
   VALIC Company II
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.35
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.35
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.35
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.35
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.35
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.35
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.35
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.35
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC Company II (continued)
--------------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                               0.35
--------------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                   0.35
--------------------------------------------------------------------------------------------
       Money Market II Fund                                                             0.35
--------------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                            0.35
--------------------------------------------------------------------------------------------
       Small Cap Value Fund                                                             0.35
--------------------------------------------------------------------------------------------
       Socially Responsible Fund                                                        0.35
--------------------------------------------------------------------------------------------
       Strategic Bond Fund                                                              0.35
--------------------------------------------------------------------------------------------
   Public Funds
--------------------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I (closed to new investments)         0.85
--------------------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                                     0.85
--------------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                          0.60
--------------------------------------------------------------------------------------------
       Ariel Fund                                                                       0.60
--------------------------------------------------------------------------------------------
       Lou Holland Growth Fund, Investor Shares                                         0.60
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares                  0.85
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                               0.85
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                      0.85
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                        0.60
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                                0.60
--------------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                        0.85
--------------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                        0.85
--------------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 Optional IncomeLOCK Fee

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    Fee Period  Annualized Fee Percentage
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

Total Annual Mutual Fund Operating Expenses                                               Minimum Maximum
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.23%  1.76%*
---------------------------------------------------------------------------------------------------------

--------
* The actual expense incurred by fund shareholders has been reduced due to an agreement that will continue indefinitely, subject to termination by the Board of Trustees. Fees may be contractually waived or reimbursed if the Total Annual Fund Operating Expenses exceed 1.18%.

--------------------------------------------------------------------------------

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes the maximum fees and expenses, including the maximum separate account charge of 0.85%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $789  $1,485  $2,205   $3,583

(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $331  $1,011  $1,715   $3,583

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $331  $1,011  $1,715   $3,583

The second set of examples assumes the minimum fees and expenses, including the minimum separate account charge of 0.35%, investment in a Variable Account Option with the lowest total expenses (0.23%), and that the optional IncomeLOCK feature is not elected.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $532   $694    $838     $759

(2) If you annuitize your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $62    $194    $338     $759

(3) If you do not surrender your Contract:

                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $62    $194    $338     $759

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Selected Purchase Unit Data
--------------------------------------------------------------------------------


Purchase units shown are for a Purchase Unit outstanding throughout the year for each variable account option. The 2005 data for the Inflation Protected Fund and the SunAmerica High Watermark Funds begins on February 22. The 2006 data for the Broad Cap Value Income Fund, Foreign Value Fund, Global Equity Fund, Global Strategy Fund, Large Cap Core Fund, Large Capital Growth Fund, Mid Cap Strategic Growth Fund, Small Cap Aggressive Growth Fund, Small Cap Special Values Fund, Small-Mid Growth Fund and Growth Fund begins on May 30, 2006, the date these funds were added to Portfolio Director. The 2008 data for the Global Real Estate Fund (formerly the Real Estate Fund) begins on May 1, 2008, the date this fund was added to Portfolio Director.

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
  Fund Name                                  Year at 1/1 at 12/31   at 12/31
  ---------                                  ---- ------ -------- ------------
  VALIC Company I
    Asset Allocation Fund (Division 5)       2009 4.444   5.461        33,286
                                             2008 5.740   4.444        43,079
                                             2007 5.432   5.740        51,018
                                             2006 4.890   5.432        41,299
                                             2005 4.743   4.890        68,398
                                             2004 4.398   4.743       104,508
                                             2003 3.697   4.398       817,455
                                             2002 4.104   3.697       864,202
                                             2001 4.310   4.104       552,475
                                             2000 4.447   4.310       541,967
    Blue Chip Growth Fund (Division 72)      2009 0.609   0.866     7,431,040
                                             2008 1.072   0.609     6,036,349
                                             2007 0.954   1.072     2,571,034
                                             2006 0.877   0.954     1,955,883
                                             2005 0.833   0.877     1,943,533
                                             2004 0.769   0.833     1,701,083
                                             2003 0.598   0.769     2,956,387
                                             2002 0.794   0.598     1,798,857
                                             2001 0.932   0.794       744,578
                                             2000    --   0.932            --
    Broad Cap Value Income Fund              2009 0.763   0.950       262,031
     (Division 75)                           2008 1.171   0.763       318,615
                                             2007 1.156   1.171       262,950
                                             2006 1.012   1.156       316,317
                                             2005    --      --            --
    Capital Conservation Fund (Division 7)   2009 3.055   3.372       289,907
                                             2008 3.169   3.055       325,510
                                             2007 3.075   3.169       422,902
                                             2006 2.960   3.075       439,627
                                             2005 2.926   2.960       131,131
                                             2004 2.831   2.926       180,217
                                             2003 2.735   2.831       718,508
                                             2002 2.526   2.735       655,773
                                             2001 2.358   2.526       413,153
                                             2000 2.172   2.358       200,998
    Core Equity Fund (Division 15)           2009 1.593   1.954       547,314
                                             2008 2.547   1.593       773,394
                                             2007 2.489   2.547     1,339,870
                                             2006 2.241   2.489     1,542,826
                                             2005 2.168   2.241     2,285,402
                                             2004 2.019   2.168     2,966,192
                                             2003 1.602   2.019     4,451,054
                                             2002 2.070   1.602     4,247,981
                                             2001 2.457   2.070     2,770,881
                                             2000 2.638   2.457     2,802,135
    Core Value Fund (Division 21)            2009 1.311   1.551       454,380
                                             2008 2.036   1.311       529,452
                                             2007 2.058   2.036     1,376,939
                                             2006 1.767   2.058     1,628,845
                                             2005 1.700   1.767     3,214,697
                                             2004 1.516   1.700     3,896,402
                                             2003 1.181   1.516     5,337,891
                                             2002 1.477   1.181     5,195,789
                                             2001 1.621   1.477     3,163,792
                                             2000    --   1.621            --
    Foreign Value Fund (Division 89)         2009 0.747   1.094     9,465,183
                                             2008 1.355   0.747    10,564,087
                                             2007 1.227   1.355    11,585,693
                                             2006 1.067   1.227    11,146,312
                                             2005    --      --            --

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   Global Equity Fund (Division 87)          2009 0.710   0.914     3,963,799
                                             2008 1.325   0.710     4,429,851
                                             2007 1.222   1.325    21,583,563
                                             2006 1.066   1.222    18,542,675
                                             2005    --      --            --
   Global Real Estate Fund (Division 101)    2009 0.645   0.845            --
                                             2008    --   0.645     1,435,798
   Global Social Awareness Fund              2009 2.833   3.706       650,734
    (Division 12)                            2008 4.749   2.833     1,006,351
                                             2007 4.577   4.749       976,365
                                             2006 3.986   4.577       910,144
                                             2005 3.853   3.986       892,492
                                             2004 3.505   3.853     1,007,928
                                             2003 2.745   3.505     1,734,049
                                             2002 3.607   2.745     1,868,794
                                             2001 4.095   3.607       621,775
                                             2000 4.596   4.095       653,150
   Global Strategy Fund (Division 88)        2009 1.051   1.296     3,599,788
                                             2008 1.335   1.051     4,539,740
                                             2007 1.220   1.335     4,996,405
                                             2006 1.086   1.220     5,164,185
                                             2005    --      --            --
   Government Securities Fund (Division 8)   2009 3.592   3.435       310,411
                                             2008 3.292   3.592       294,595
                                             2007 3.076   3.292       171,495
                                             2006 3.004   3.076       122,767
                                             2005 2.945   3.004       235,623
                                             2004 2.864   2.945       295,626
                                             2003 2.848   2.864     1,511,508
                                             2002 2.558   2.848     1,242,127
                                             2001 2.410   2.558       509,780
                                             2000 2.147   2.410       240,490
   Growth Fund (Division 78)                 2009 0.679   0.921     6,668,828
                                             2008 1.131   0.679     7,512,120
                                             2007 0.940   1.131    32,052,377
                                             2006 0.914   0.940    36,312,466
                                             2005    --      --            --
   Growth & Income Fund (Division 16)        2009 1.754   2.124       261,115
                                             2008 2.790   1.754       282,364
                                             2007 2.622   2.790       293,799
                                             2006 2.287   2.622       202,754
                                             2005 2.268   2.287       295,142
                                             2004 2.060   2.268       378,755
                                             2003 1.690   2.060       996,416
                                             2002 2.166   1.690       970,967
                                             2001 2.424   2.166       781,887
                                             2000 2.735   2.424       745,693
   Health Sciences Fund (Division 73)        2009 1.017   1.329     1,979,366
                                             2008 1.453   1.017     2,086,000
                                             2007 1.243   1.453     2,526,736
                                             2006 1.153   1.243     2,507,336
                                             2005 1.026   1.153     3,061,825
                                             2004 0.895   1.026     2,989,061
                                             2003 0.657   0.895     5,464,309
                                             2002 0.914   0.657     2,585,106
                                             2001 1.001   0.914     1,062,608
                                             2000    --   1.001            --
   Inflation Protected Fund (Division 77)    2009 1.028   1.120     1,049,398
                                             2008 1.093   1.028       811,287
                                             2007 1.020   1.093        79,899
                                             2006 1.022   1.020        49,927
                                             2005 1.007   1.022       103,887

--------------------------------------------------------------------------------

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   International Equities Fund               2009  1.303   1.678    3,551,393
    (Division 11)                            2008  2.315   1.303    3,821,556
                                             2007  2.141   2.315    3,374,713
                                             2006  1.751   2.141    2,536,156
                                             2005  1.505   1.751    1,083,111
                                             2004  1.285   1.505      498,972
                                             2003  0.997   1.285      772,467
                                             2002  1.235   0.997      380,023
                                             2001  1.593   1.235      270,045
                                             2000  1.937   1.593      200,791
   International Government Bond Fund        2009  2.630   2.917    1,088,499
    (Division 13)                            2008  2.661   2.630    1,549,545
                                             2007  2.501   2.661      951,630
                                             2006  2.331   2.501      414,922
                                             2005  2.359   2.331      725,127
                                             2004  2.145   2.359      932,794
                                             2003  1.807   2.145    1,635,564
                                             2002  1.549   1.807    1,001,692
                                             2001  1.588   1.549      298,185
                                             2000  1.662   1.588      292,521
   International Growth I Fund               2009  1.622   2.182    2,386,717
    (Division 20)                            2008  2.813   1.622    2,097,063
                                             2007  2.467   2.813    2,502,365
                                             2006  1.964   2.467    2,263,168
                                             2005  1.738   1.964    4,178,033
                                             2004  1.512   1.738    4,937,321
                                             2003  1.213   1.512   19,551,044
                                             2002  1.493   1.213   19,282,231
                                             2001  2.031   1.493   19,480,219
                                             2000     --   2.031           --
   Large Cap Core Fund (Division 76)         2009  0.794   1.092    1,876,124
                                             2008  1.184   0.794    2,670,747
                                             2007  1.102   1.184      249,630
                                             2006  0.999   1.102      297,019
                                             2005     --      --           --
   Large Capital Growth Fund (Division 79)   2009  0.784   1.022    4,633,199
                                             2008  1.284   0.784    5,003,388
                                             2007  1.122   1.284    8,183,163
                                             2006  1.028   1.122    8,924,788
                                             2005     --      --           --
   Mid Cap Index Fund (Division 4)           2009  7.485  10.289    1,146,174
                                             2008 11.932   7.485    1,384,721
                                             2007 11.152  11.932    3,377,619
                                             2006 10.202  11.152    3,264,013
                                             2005  9.147  10.202    4,626,356
                                             2004  7.930   9.147    4,150,743
                                             2003  5.904   7.930    6,153,555
                                             2002  6.980   5.904    4,544,820
                                             2001  7.088   6.980    2,759,353
                                             2000  6.117   7.088    2,054,748
   Mid Cap Strategic Growth Fund             2009  0.797   1.165    1,610,223
    (Division 83)                            2008  1.544   0.797    2,291,545
                                             2007  1.197   1.544    4,561,455
                                             2006  1.154   1.197    3,498,730
                                             2005     --      --           --
   Money Market I Fund (Division 6)          2009  2.348   2.341    2,369,391
                                             2008  2.311   2.348    3,350,461
                                             2007  2.221   2.311    6,995,461
                                             2006  2.135   2.221    5,309,159
                                             2005  2.091   2.135   11,258,258
                                             2004  2.087   2.091   12,486,400
                                             2003  2.087   2.087   14,189,330
                                             2002  2.074   2.087   15,407,573
                                             2001  2.012   2.074    9,332,128
                                             2000  1.909   2.012    8,885,219

                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
   Fund Name                               Year at 1/1 at 12/31   at 12/31
   ---------                               ---- ------ -------- ------------
     Nasdaq-100 Index Fund (Division 46)   2009 0.346   0.534     1,445,415
                                           2008 0.604   0.346     1,624,668
                                           2007 0.512   0.604     2,271,567
                                           2006 0.483   0.512     2,357,989
                                           2005 0.480   0.483     5,083,720
                                           2004 0.439   0.480     6,617,868
                                           2003 0.296   0.439    12,218,780
                                           2002 0.482   0.296     3,956,142
                                           2001 0.718   0.482     1,467,307
                                           2000    --   0.718            --
     Science & Technology Fund             2009 1.523   2.505     2,378,150
      (Division 17)                        2008 2.836   1.523     2,429,103
                                           2007 2.424   2.836     9,328,934
                                           2006 2.304   2.424    10,343,844
                                           2005 2.243   2.304    12,389,905
                                           2004 2.239   2.243    13,920,657
                                           2003 1.487   2.239    16,906,927
                                           2002 2.502   1.487    12,884,236
                                           2001 4.280   2.502     4,873,682
                                           2000 6.537   4.280     4,060,355
     Small Cap Aggressive Growth Fund      2009 0.686   1.045       827,836
      (Division 86)                        2008 1.162   0.686       848,671
                                           2007 1.021   1.162       762,472
                                           2006 1.005   1.021       622,639
                                           2005    --      --            --
     Small Cap Fund (Division 18)          2009 1.866   2.382       908,241
                                           2008 2.856   1.866     1,134,532
                                           2007 3.063   2.856     1,368,123
                                           2006 2.843   3.063     1,630,818
                                           2005 2.665   2.843     5,356,147
                                           2004 2.252   2.665     6,244,257
                                           2003 1.661   2.252    22,524,144
                                           2002 2.181   1.661    22,831,723
                                           2001 2.310   2.181    23,842,489
                                           2000    --   2.310            --
     Small Cap Index Fund (Division 14)    2009 2.624   3.345     1,652,916
                                           2008 4.029   2.624     1,997,123
                                           2007 4.132   4.029     4,417,329
                                           2006 3.521   4.132     4,207,324
                                           2005 3.397   3.521     3,407,414
                                           2004 2.899   3.397     3,011,505
                                           2003 1.991   2.899     4,726,480
                                           2002 2.530   1.991     2,879,348
                                           2001 2.495   2.530     1,796,231
                                           2000 2.598   2.495     1,437,650
     Small Cap Special Values Fund         2009 0.667   0.872     2,652,417
      (Division 84)                        2008 1.041   0.667     2,969,120
                                           2007 1.164   1.041     3,496,149
                                           2006 1.046   1.164     4,410,166
                                           2005    --      --            --
     Small-Mid Growth Fund (Division 85)   2009 0.613   0.858       872,131
                                           2008 1.022   0.613       952,817
                                           2007 1.058   1.022     1,060,246
                                           2006 1.017   1.058     1,326,519
                                           2005    --      --            --
     Stock Index Fund (Division 10)        2009 3.948   4.951     4,220,931
                                           2008 6.325   3.948     4,610,545
                                           2007 6.053   6.325    16,814,360
                                           2006 5.277   6.053    17,461,782
                                           2005 5.077   5.277    22,842,446
                                           2004 4.622   5.077    24,150,777
                                           2003 3.627   4.622    33,142,910
                                           2002 4.704   3.627    28,356,507
                                           2001 5.390   4.704    15,668,786
                                           2000 5.982   5.390    13,545,949

--------------------------------------------------------------------------------

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   Value Fund (Division 74)                  2009 0.859   1.140     1,877,864
                                             2008 1.495   0.859     3,076,947
                                             2007 1.415   1.495       733,730
                                             2006 1.223   1.415       630,287
                                             2005 1.157   1.223       405,407
                                             2004 1.001   1.157       186,509
                                             2003 0.799   1.001       265,766
                                             2002 1.000   0.799        96,020
                                             2001    --   1.000            --
 VALIC Company II
   Aggressive Growth Lifestyle Fund          2009 1.378   1.774       883,698
    (Division 48)                            2008 2.063   1.378       993,829
                                             2007 1.885   2.063     1,066,647
                                             2006 1.660   1.885       837,701
                                             2005 1.488   1.660     1,694,406
                                             2004 1.316   1.488     1,766,337
                                             2003 1.021   1.316     2,187,204
                                             2002 1.257   1.021     2,079,689
                                             2001 1.441   1.257     2,685,367
                                             2000 1.546   1.441     2,127,577
   Capital Appreciation Fund (Division 39)   2009 0.688   0.907       892,083
                                             2008 1.237   0.688     1,027,117
                                             2007 1.035   1.237     1,100,795
                                             2006 0.983   1.035       962,418
                                             2005 0.954   0.983     2,369,942
                                             2004 0.876   0.954     4,224,415
                                             2003 0.698   0.876    14,435,443
                                             2002 1.012   0.698    14,138,366
                                             2001 1.293   1.012    14,375,415
                                             2000 1.676   1.293    12,563,787
   Conservative Growth Lifestyle Fund        2009 1.595   1.922       579,779
    (Division 50)                            2008 1.960   1.595       486,048
                                             2007 1.836   1.960       428,327
                                             2006 1.681   1.836       298,050
                                             2005 1.588   1.681     1,110,673
                                             2004 1.460   1.588     1,305,402
                                             2003 1.251   1.460     1,666,625
                                             2002 1.322   1.251     1,676,792
                                             2001 1.350   1.322     1,938,484
                                             2000 1.314   1.350     1,531,710
   Core Bond Fund (Division 58)              2009 1.434   1.657       953,017
                                             2008 1.511   1.434       918,510
                                             2007 1.460   1.511     6,164,002
                                             2006 1.396   1.460     4,850,555
                                             2005 1.371   1.396     7,955,133
                                             2004 1.313   1.371     6,464,717
                                             2003 1.267   1.313     5,850,077
                                             2002 1.168   1.267     3,812,558
                                             2001 1.097   1.168       503,652
                                             2000    --   1.097       299,331
   High Yield Bond Fund (Division 60)        2009 1.297   1.855       947,155
                                             2008 1.895   1.297     1,076,268
                                             2007 1.874   1.895     1,066,929
                                             2006 1.674   1.874       886,582
                                             2005 1.566   1.674       842,935
                                             2004 1.356   1.566       786,706
                                             2003 1.047   1.356     1,412,082
                                             2002 1.070   1.047       369,951
                                             2001 1.013   1.070       264,978
                                             2000 1.082   1.013            --
   International Small Cap Equity II Fund    2009 1.318   1.650     2,048,462
    (Division 33)                            2008 2.258   1.318     2,957,259
                                             2007 2.141   2.258     3,492,588
                                             2006 1.787   2.141     2,222,958
                                             2005 1.385   1.787     3,463,850
                                             2004 1.165   1.385       569,362
                                             2003 0.913   1.165     1,888,270
                                             2002 1.109   0.913     1,609,835
                                             2001 1.373   1.109     1,448,602
                                             2000 1.644   1.373     1,016,595

                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
   Fund Name                               Year at 1/1 at 12/31   at 12/31
   ---------                               ---- ------ -------- ------------
     Large Cap Value Fund (Division 40)    2009 1.411   1.549      766,502
                                           2008 2.238   1.411      841,753
                                           2007 2.179   2.238    1,549,643
                                           2006 1.844   2.179    1,144,596
                                           2005 1.700   1.844      867,705
                                           2004 1.502   1.700      818,848
                                           2003 1.183   1.502    2,114,500
                                           2002 1.348   1.183    1,155,644
                                           2001 1.378   1.348      616,161
                                           2000 1.310   1.378      343,968
     Mid Cap Growth Fund (Division 37)     2009 0.819   1.173      869,254
                                           2008 1.540   0.819      890,588
                                           2007 1.357   1.540    1,057,318
                                           2006 1.183   1.357      691,830
                                           2005 1.067   1.183    1,012,858
                                           2004 0.951   1.067    1,297,312
                                           2003 0.689   0.951    2,729,051
                                           2002 0.991   0.689    1,534,706
                                           2001 1.430   0.991    1,274,846
                                           2000 1.431   1.430      692,475
     Mid Cap Value Fund (Division 38)      2009 2.165   2.951    2,978,425
                                           2008 3.545   2.165    3,365,688
                                           2007 3.460   3.545    4,547,940
                                           2006 2.974   3.460    3,901,778
                                           2005 2.728   2.974    6,755,672
                                           2004 2.355   2.728    5,941,957
                                           2003 1.648   2.355    2,729,051
                                           2002 1.923   1.648    1,534,706
                                           2001 1.965   1.923    1,274,846
                                           2000 1.530   1.965    2,698,780
     Moderate Growth Lifestyle Fund        2009 1.512   1.912    1,072,733
      (Division 49)                        2008 2.068   1.521      797,578
                                           2007 1.906   2.068      776,491
                                           2006 1.723   1.906      497,142
                                           2005 1.591   1.723    3,389,414
                                           2004 1.436   1.591    4,148,673
                                           2003 1.168   1.436    6,133,401
                                           2002 1.308   1.168    6,168,318
                                           2001 1.392   1.308    7,634,116
                                           2000 1.405   1.392    6,590,639
     Money Market II Fund (Division 44)    2009 1.333   1.333    1,318,167
                                           2008 1.308   1.333    2,846,893
                                           2007 1.254   1.308    3,277,618
                                           2006 1.204   1.254    3,012,427
                                           2005 1.176   1.204    1,054,289
                                           2004 1.170   1.176    1,132,568
                                           2003 1.167   1.170    3,423,139
                                           2002 1.157   1.167    3,047,552
                                           2001 1.119   1.157    1,247,488
                                           2000    --   1.119        1,274
     Small Cap Growth Fund (Division 35)   2009 0.985   1.352      608,486
                                           2008 1.741   0.985      624,705
                                           2007 1.679   1.741      744,378
                                           2006 1.532   1.679      674,340
                                           2005 1.467   1.532    1,719,601
                                           2004 1.328   1.467    2,502,710
                                           2003 0.914   1.328    8,273,066
                                           2002 1.365   0.914    7,366,646
                                           2001 1.797   1.365    7,240,731
                                           2000 2.285   1.797    6,399,633
     Small Cap Value Fund (Division 36)    2009 1.660   2.055    1,698,342
                                           2008 2.370   1.660    1,562,640
                                           2007 2.557   2.370    3,811,579
                                           2006 2.160   2.557    2,590,680
                                           2005 2.031   2.160    5,333,620
                                           2004 1.708   2.031    4,604,101
                                           2003 1.231   1.708    4,450,137
                                           2002 1.411   1.231    3,382,127
                                           2001 1.322   1.411      935,911
                                           2000 1.086   1.322      152,120

--------------------------------------------------------------------------------

                                                                   Number of
                                                   Unit    Unit      Units
                                                  Value   Value   Outstanding
 Fund Name                                   Year at 1/1 at 12/31   at 12/31
 ---------                                   ---- ------ -------- ------------
   Socially Responsible Fund (Division 41)   2009 0.987   1.286     1,742,795
                                             2008 1.586   0.987     1,567,566
                                             2007 1.531   1.586     3,591,862
                                             2006 1.329   1.531     1,757,764
                                             2005 1.281   1.329     1,298,733
                                             2004 1.169   1.281     1,558,254
                                             2003 0.915   1.169     3,159,919
                                             2002 1.198   0.915     2,954,574
                                             2001 1.362   1.198     2,984,678
                                             2000 1.505   1.362     2,795,968
   Strategic Bond Fund (Division 59)         2009 1.706   2.142     2,534,815
                                             2008 1.996   1.706     2,511,986
                                             2007 1.923   1.996     2,667,037
                                             2006 1.778   1.923     1,756,315
                                             2005 1.700   1.778     1,694,660
                                             2004 1.543   1.700     1,456,929
                                             2003 1.296   1.543     2,017,062
                                             2002 1.220   1.296     1,159,362
                                             2001 1.107   1.220       604,606
                                             2000 1.088   1.107       148,345
 Public Funds
 SunAmerica 2015 High Watermark              2009 1.123   1.109        22,528
  (Division 81)                              2008 1.190   1.123        25,520
                                             2007 1.134   1.190        20,089
                                             2006 1.034   1.134        23,876
                                             2005 1.000   1.034       321,605
 SunAmerica 2020 High Watermark              2009 1.002   0.933         5,525
  (Division 82)                              2008 1.207   1.002         5,303
                                             2007 1.151   1.207         2,746
                                             2006 1.047   1.151         7,654
                                             2005 1.000   1.047        11,209
 Ariel Appreciation Fund (Division 69)       2009 1.044   1.692     1,666,166
                                             2008 1.773   1.044     1,826,979
                                             2007 1.809   1.773     6,373,849
                                             2006 1.640   1.809     6,665,028
                                             2005 1.603   1.640     9,085,472
                                             2004 1.426   1.603     9,283,122
                                             2003 1.095   1.426    14,414,655
                                             2002 1.229   1.095     9,651,112
                                             2001 1.064   1.229     2,666,627
                                             2000    --   1.064           119
 Ariel Fund (Division 68)                    2009 1.015   1.649     2,556,717
                                             2008 1.974   1.015     2,893,051
                                             2007 2.020   1.974     9,679,539
                                             2006 1.842   2.020     9,670,021
                                             2005 1.836   1.842    11,974,748
                                             2004 1.514   1.836    11,663,898
                                             2003 1.190   1.514    12,565,403
                                             2002 1.262   1.190     7,635,540
                                             2001 1.112   1.262     1,565,994
                                             2000    --   1.112            --
 Lou Holland Growth Fund (Division 70)       2009 0.696   0.962       878,870
                                             2008 1.074   0.696     1,494,859
                                             2007 0.988   1.074     1,367,313
                                             2006 0.945   0.988     1,599,274
                                             2005 0.958   0.945     2,090,468
                                             2004 0.867   0.958     1,878,587
                                             2003 0.683   0.867     1,996,662
                                             2002 0.875   0.683       718,560
                                             2001 0.928   0.875        72,356
                                             2000    --   0.928            --
 Vanguard LifeStrategy Conservative Growth   2009 1.312   1.523       896,140
  Fund (Division 54)                         2008 1.644   1.312     1,088,132
                                             2007 1.550   1.644     1,176,728
                                             2006 1.413   1.550       960,607
                                             2005 1.365   1.413     3,559,902
                                             2004 1.274   1.365     3,688,296
                                             2003 1.102   1.274     9,476,600
                                             2002 1.175   1.102     7,155,948
                                             2001 1.185   1.175     5,622,110
                                             2000 1.160   1.185     4,608,676

                                                                 Number of
                                                 Unit    Unit      Units
                                                Value   Value   Outstanding
   Fund Name                               Year at 1/1 at 12/31   at 12/31
   ---------                               ---- ------ -------- ------------
   Vanguard LifeStrategy Growth Fund       2009 1.157   1.434     1,801,346
    (Division 52)                          2008 1.779   1.157     2,001,770
                                           2007 1.669   1.779     2,031,848
                                           2006 1.450   1.669     2,180,003
                                           2005 1.368   1.450     5,639,072
                                           2004 1.226   1.368     7,687,043
                                           2003 0.962   1.226    37,609,185
                                           2002 1.152   0.962    32,138,316
                                           2001 1.275   1.152    26,747,154
                                           2000 1.360   1.275    20,760,221
   Vanguard LifeStrategy Moderate Growth   2009 1.259   1.502     1,948,195
    Fund (Division 53)                     2008 1.727   1.259     2,390,039
                                           2007 1.623   1.727     2,917,032
                                           2006 1.444   1.623     2,815,554
                                           2005 1.378   1.444     9,566,499
                                           2004 1.257   1.378    11,852,735
                                           2003 1.036   1.257    48,775,655
                                           2002 1.165   1.036    42,797,007
                                           2001 1.229   1.165    35,577,427
                                           2000 1.251   1.229    28,958,521
   Vanguard Long-Term Investment-Grade     2009 2.212   2.392       753,426
    Fund (Division 22)                     2008 2.176   2.212       899,174
                                           2007 2.110   2.176     1,270,669
                                           2006 2.063   2.110     1,451,598
                                           2005 1.974   2.063     2,566,630
                                           2004 1.823   1.974     3,319,915
                                           2003 1.726   1.823     6,914,295
                                           2002 1.534   1.726     6,535,896
                                           2001 1.408   1.534     5,499,147
                                           2000 1.268   1.408     3,872,413
   Vanguard Long-Term Treasury Fund        2009 2.768   2.420     1,417,411
    (Division 23)                          2008 2.273   2.768     1,831,581
                                           2007 2.093   2.273     1,840,012
                                           2006 2.070   2.093     2,193,685
                                           2005 1.953   2.070     3,852,945
                                           2004 1.834   1.953     4,506,673
                                           2003 1.797   1.834     7,156,569
                                           2002 1.550   1.797     7,071,533
                                           2001 1.494   1.550     2,633,211
                                           2000 1.256   1.494     1,825,127
   Vanguard Wellington Fund (Division 25)  2009 2.260   2.738     5,406,833
                                           2008 2.934   2.260     6,005,134
                                           2007 2.730   2.934    19,078,304
                                           2006 2.396   2.730    17,194,121
                                           2005 2.262   2.396    19,100,937
                                           2004 2.052   2.262    19,953,736
                                           2003 1.714   2.052    29,224,994
                                           2002 1.856   1.714    25,923,835
                                           2001 1.797   1.856    16,402,597
                                           2000 1.642   1.797    13,742,690
   Vanguard Windsor II Fund (Division 24)  2009 1.812   2.282     7,099,568
                                           2008 2.887   1.812     6,249,982
                                           2007 2.848   2.887    18,522,732
                                           2006 2.429   2.848    17,525,237
                                           2005 2.289   2.429    28,511,819
                                           2004 1.951   2.289    28,778,096
                                           2003 1.513   1.951    40,951,351
                                           2002 1.835   1.513    34,780,852
                                           2001 1.916   1.835    23,136,739
                                           2000 1.654   1.916    18,619,663

Highlights
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

Purchase Requirements: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. For more information on Purchase Payments, refer to the "Purchase Period."

Right to Cancel: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

Expenses: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.85% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

IncomeLOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

Federal Tax Information: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal
Tax Matters."

Surrender Charges: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

Access to Your Money: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

Loans: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

Transfers: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

Income Options: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

Death Benefits: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

Inquiries: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 Please read the prospectus carefully for more detailed information regarding these and other features and benefits of the Contract, as well as the risks of investing.

General Information
--------------------------------------------------------------------------------

About the Contracts

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

About VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

American Home Assurance Company

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and

--------------------------------------------------------------------------------

reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

About VALIC Separate Account A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

Units of Interest

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution of the Contracts

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 5.7% of each first-year Purchase Payment. Agents will receive commissions of up to .97% for level Purchase Payments in subsequent years and up to 5.7% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, agents may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

Fixed and Variable Account Options
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

Fixed Account Options

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      Fixed Account Options                Investment Objective
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

Variable Account Options

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and

--------------------------------------------------------------------------------

investment sub-adviser, if applicable. Please see the separate Fund prospectuses for more detailed information on each Fund's management fees and total expenses, investment strategy and risks, as well as a history of any changes to a Fund's investment adviser or sub-adviser. You should read the prospectuses carefully before investing. Additional copies are available from VALIC at 1-800-448-2542 or online at www.valic.com.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management Corp. is affiliated with the adviser, VALIC, due to common ownership.

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
SunAmerica                 Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund*  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                 least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund   Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                 business manager.)
                           If you hold your Variable Investment Option Units until the
                           Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                           Watermark Fund reaching this value, and any extraordinary
                           expenses, and increased by appreciation in share value
                           subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                           The Protected Maturity Date for each High Watermark Fund is:
                           2015 High Watermark Fund            August 31, 2015
                           2020 High Watermark Fund            August 31, 2020

                           If you may need access to your money at any point prior to the
                           Protected Maturity Date, you should consider the
                           appropriateness of investing in the High Watermark Funds.
                           Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                           An investment in the High Watermark Funds may not be
                           appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------
* closed to new investments

--------------------------------------------------------------------------------

    Variable Account Options                              Investment Objective
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel
stocks of medium-sized companies with market capitalizations           Investments, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel
the stocks of small companies with a market capitalization             Investments, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard
by investing primarily in U.S. Treasury securities. The fund is        Group, Inc.
expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 Variable Account Options                           Investment Objective                           Adviser and Sub-Adviser
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management LLC; Sanders
                                                                                                 Capital, LLC; and The
                                                                                                 Vanguard Group, Inc.

VALIC Company I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: PineBridge
                             mix among stocks, long-term debt securities and short-term          Investments, LLC
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: PineBridge
                             on investments in intermediate- and long-term debt instruments      Investments, LLC
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund*             Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The Sub-Adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------
* In January 2010, the Board of Directors of VALIC Company I approved the termination of the current sub-advisory agreement with American Century Investment Management, Inc., and approved BlackRock Investment Management, LLC and SunAmerica Asset Management Corp. as new co-Sub-Advisers to the Core Value Fund. On June 7, 2010, contingent upon the approval by shareholders, at a meeting on or about June 4, 2010, of the SunAmerica Asset Management Corp. sub-advisory agreement, (i) the name of the fund will change from "Core Value Fund" to "Dividend Value Fund"; and (ii) the principal investment strategy will change to one of investing at least 80% of assets in dividend paying equity securities.

--------------------------------------------------------------------------------

  Variable Account Options                             Investment Objective
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in equity securities of companies worldwide and of any market
                               capitalization.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.

                        Investment Objective                             Adviser and Sub-Adviser
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in equity            Adviser: VALIC
securities of companies worldwide and of any market                    Sub-Adviser: BlackRock
capitalization.                                                        Financial Management, Inc.

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco
equity investments in real estate and real estate-related              Advisers, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: PineBridge
established for the fund. The fund will typically invest in stocks of  Investments, LLC large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Adviser: SunAmerica
government-sponsored debt securities.                                  Asset Management Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: PineBridge
inflation-indexed fixed income securities issued by U.S. and non-      Investments, LLC
U.S. governments and corporations.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                           Adviser and Sub-Adviser
   ------------------------                           --------------------                           -----------------------
International Equities Fund    Seeks to provide long-term growth of capital through                Adviser: VALIC
                               investments primarily in a diversified portfolio of equity and      Sub-Adviser: PineBridge
                               equity-related securities of foreign issuers. The Sub-Adviser       Investments, LLC
                               utilizes both passive and active investment strategies.

International Government       Seeks high current income through investments primarily in          Adviser: VALIC
Bond Fund                      investment grade debt securities issued or guaranteed by foreign    Sub-Adviser: PineBridge
                               governments. This fund is classified as "non-diversified" because   Investments, LLC
                               it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity        Adviser: VALIC
                               securities of issuers in developed foreign countries. The Sub-      Sub-Adviser: American
                               Adviser uses an investment strategy it developed to invest in       Century Global Investment
                               stocks it believes will increase in value over time.                Management, Inc., Invesco
                                                                                                   Advisers, Inc. and
                                                                                                   Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund            Seeks capital growth with the potential for current income by       Adviser: VALIC
                               investing in the common stocks of large-sized U.S. companies        Sub-Adviser: Wells Capital
                               (i.e., companies whose market capitalization falls within the       Management Incorporated
                               range tracked in the Russell 1000(R) Index). The Sub-Adviser may invest in both growth and value-oriented equity securities.

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in        Adviser: VALIC
                               securities of large-cap companies that the Sub-Advisers believe     Sub-Adviser: Invesco
                               have the potential for above-average growth in revenues and         Advisers, Inc. and
                               earnings (i.e., companies whose market capitalization falls within  SunAmerica Asset
                               the range tracked in the Russell 1000(R) Index).                    Management Corp.

Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily    Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, are   Sub-Adviser: SunAmerica
                               expected to provide investment results closely corresponding to     Asset Management Corp.
                               the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
                               oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
                               limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                   and PineBridge Investments,
                                                                                                   LLC

Money Market I Fund            Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                               investments in short-term money market instruments.                 Sub-Adviser: SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the           Adviser: VALIC
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: SunAmerica
                               non-diversified fund, meaning that it can invest more than 5% of    Asset Management Corp.
                               its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

  Variable Account Options                            Investment Objective                            Adviser and Sub-Adviser
   ------------------------                           --------------------                            -----------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments            Adviser: VALIC
                               primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                               to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                               science and technology. Several industries are likely to be         Management LLC and
                               included, such as electronics, communications, e-commerce,          Wellington Management
                               information services, media, life sciences and health care,         Company, LLP
                               environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                               within the Russell 2000(R) Index).                                  Management Incorporated

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily    Adviser: VALIC
                               in the stocks of small companies, with market capitalizations at    Sub-Adviser: Invesco
                               the time of purchase which fall 1) within or below range of         Advisers, Inc., T. Rowe Price
                               companies in either the current Russell 2000(R) or S&P SmallCap     Associates, Inc. and
                               600(R) Indices, or 2) below the three-year average maximum          Bridgeway Capital
                               market cap of companies in the index as of December 31 of the       Management, Inc.
                               three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: SunAmerica
                               Sub-Adviser believes may provide investment results closely         Asset Management Corp.
                               corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                               common stocks of small U.S. companies. The Sub-Advisers look        Sub-Adviser: Dreman Value
                               for significantly undervalued companies that they believe have the  Management, LLC and Wells
                               potential for above-average appreciation with below-average risk.   Capital Management
                                                                                                   Incorporated

Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in      Adviser: VALIC
                               stocks of U.S. companies with small and medium market               Sub-Adviser: Wells Capital
                               capitalizations that the Sub-Adviser believes have the potential    Management Incorporated
                               for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common         Adviser: VALIC
                               stocks that, as a group, are expected to provide investment         Sub-Adviser: SunAmerica
                               results closely corresponding to the performance of the             Asset Management Corp.
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in         Adviser: VALIC
                               common stocks of large U.S. companies, focusing on value            Sub-Adviser:
                               stocks that the Sub-Adviser believes are currently undervalued by   OppenheimerFunds, Inc.
                               the market.

VALIC Company II

Aggressive Growth              Seeks growth through investments in a combination of the            Adviser: VALIC
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC                Sub-Adviser: PineBridge
                               Company II. The indirect holdings for this fund of funds are        Investments, LLC
                               primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------

   Variable Account Options                             Investment Objective
   ------------------------                             --------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Conservative Growth             Seeks current income and low to moderate growth of capital
Lifestyle Fund                  through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the conservation of capital through investments in medium- to high-
                                quality fixed income securities. These securities include
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.

High Yield Bond Fund            Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities. These securities are below-investment-grade and are commonly
                                referred to as junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity
Equity Fund                     and equity-related securities of small cap companies throughout the world, excluding the U.S.


Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell
                                1000(R) Value Index through investment in equity securities. The
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through
                                investments in medium-capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented
                                investment approach. Mid-capitalization companies include
                                companies with a market capitalization equaling or exceeding
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. This fund of funds indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

                        Investment Objective                            Adviser and Sub-Adviser
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
of U.S. companies.                                                    Capital Management, Inc.

Seeks current income and low to moderate growth of capital            Adviser: VALIC
through investments in a combination of the different funds           Sub-Adviser: PineBridge
offered in VALIC Company I and VALIC Company II. The indirect         Investments, LLC
holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Seeks the highest possible total return consistent with the           Adviser: VALIC
conservation of capital through investments in medium- to high-       Sub-Adviser: PineBridge
quality fixed income securities. These securities include             Investments, LLC
corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and
mortgage-backed, or asset-backed securities.

Seeks the highest possible total return and income consistent         Adviser: VALIC
with conservation of capital through investment in a diversified      Sub-Adviser: Wellington
portfolio of high yielding, high risk fixed income securities. These  Management Company, LLP securities are below-investment-grade and are commonly
referred to as junk bonds.

Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
and equity-related securities of small cap companies throughout       Sub-Adviser: PineBridge
the world, excluding the U.S.                                         Investments, LLC and Invesco
                                                                      Advisers, Inc.

Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.*
Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Seeks long-term capital appreciation principally through              Adviser: VALIC
investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco
common and preferred stocks and securities convertible into           Advisers, Inc.
common stocks. The Sub-Adviser defines mid-sized companies
as companies that are included in the Russell MidCap(R) Index.

Seeks capital growth, through investment in equity securities of      Adviser: VALIC
medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
investment approach. Mid-capitalization companies include             Inc. and Wellington
companies with a market capitalization equaling or exceeding          Management Company, LLP
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks growth and current income through investments in a              Adviser: VALIC
combination of the different funds offered in VALIC Company I         Sub-Adviser: PineBridge
and VALIC Company II. This fund of funds indirect holdings are        Investments, LLC
primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

--------
* In April 2010, the Board of Trustees of VALIC Company II approved the termination of the current sub-advisory agreement with SSgA Funds Management, Inc. and approved The Boston Company Asset Management, LLC and Janus Capital Management, LLC as new co-Sub-Advisers. The change of Sub-Advisers will become effective on or about June 7, 2010.

--------------------------------------------------------------------------------

Variable Account Options                           Investment Objective                             Adviser and Sub-Adviser
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Management Inc.,
                           capitalization. Small-cap companies are companies whose                SunAmerica Asset
                           market capitalization is equal to or less than the largest company     Management Corp. and
                           in the Russell 2000(R) Index during the most recent 12-month           Metropolitan West Capital
                           period.                                                                Management, LLC

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of U.S. companies which meet the social          Sub-Adviser: SunAmerica
                           criteria established for the fund. The fund does not invest in         Asset Management Corp.
                           companies that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems;
                           the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: PineBridge
                           portfolio of income producing securities. The fund invests in a        Investments, LLC
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

Purchase Period
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

Account Establishment

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        Initial Subsequent
                      Contract Type     Payment  Payment
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

When Your Account Will Be Credited

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

Purchase Units

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

Calculation of Value for Fixed Account Options

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (equals)
             All Purchase Payments made to the Fixed Account Options
         +   (plus)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (plus)
             All interest earned
         -   (minus)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

Calculation of Value for Variable Account Options

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I or II Fund will lose value.

Premium Enhancement Credit

From time to time, VALIC may offer a 2% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's Eligible Deposits to the account.

Eligibility Criteria

Participants. An "Eligible Participant" is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of an initial Purchase Payment of $50,000 or more that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

--------------------------------------------------------------------------------


Contracts. This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

IncomeLOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below. GPS or any other advisory service offered by VALIC Financial Advisors, Inc. may not be available under certain Contracts if you select IncomeLOCK. Please check with your financial advisor for availability.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the benefit anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     Maximum                 Maximum
                                      Annual     Initial      Annual
                                    Withdrawal   Minimum    Withdrawal
                                    Percentage  Withdrawal  Percentage
                                      Prior    Period Prior     if
                                      to any      to Any    Extension
          Time of First Withdrawal  Extension   Extension   is Elected
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Benefit
            Anniversary following              Life of the
            the Contract owner's                  Contract
            65th birthday..........      5           owner*      5

--------------------------------------------------------------------------------

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

--------------------------------------------------------------------------------


2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the Benefit Anniversary following the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

Transfers Between Investment Options
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. We reserve the right to limit the number, frequency (minimum period of time between transfers) or dollar amount of transfers you can make and to restrict the method and manner of providing or communicating transfers or reallocation instructions. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.

During the Purchase Period -- Policy Against Market Timing and Frequent
Transfers

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to

--------------------------------------------------------------------------------

other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

Fixed Account Option            Value         Frequency                            Other Restrictions
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

Communicating Transfer or Reallocation Instructions

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

Effective Date of Transfer

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before Market Close; otherwise,

  .   The next date values are calculated.

--------------------------------------------------------------------------------


Transfers During the Payout Period

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

Payout Option                                        % of Account Value                     Frequency
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

Fees and Charges
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

Account Maintenance Charge

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

Surrender Charge

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

Amount of Surrender Charge

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% Free Withdrawal

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

--------------------------------------------------------------------------------


Exceptions to Surrender Charge

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

Premium Tax Charge

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

Separate Account Charges

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.35% to 0.85% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

Reduction or Waiver of Account Maintenance, Surrender, or Separate Account
Charges

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

Separate Account Expense Reimbursements or Credits

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.10% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. We use these fees received to directly reduce the Separate Account Charges; thus, the net separate account charges are reflected in the Fee Tables. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

Market Value Adjustment ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

IncomeLOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the

--------------------------------------------------------------------------------

fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

Other Charges

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

Payout Period
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

Fixed Payout

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Assumed Investment Rate

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

Variable Payout

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

--------------------------------------------------------------------------------


Combination Fixed and Variable Payout

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

Partial Annuitization

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

Payout Date

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

Payout Options

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. Life Only -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. Life with Guaranteed Period -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. Life with Cash or Unit Refund -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the

--------------------------------------------------------------------------------

   Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. Joint and Survivor Life -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. Payment for a Designated Period -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

Payout Information

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

Surrender of Account Value
--------------------------------------------------------------------------------


When Surrenders Are Allowed

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

Surrender Process

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

Amount That May Be Surrendered

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (equals)  Your Account Value(1)
                 Surrender                    - (minus)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

--------------------------------------------------------------------------------


There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

Surrender Restrictions

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the Texas State Optional Retirement Program, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the Florida State Optional Retirement Program, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the Louisiana Optional Retirement Plan retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

Partial Surrenders

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (divided  next computed after the
          Variable Account Option    by)       written request for
                 + (plus)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

Systematic Withdrawals

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

Distributions Required by Federal Tax Law

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year

--------------------------------------------------------------------------------

Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

IncomeLOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

--------------------------------------------------------------------------------


MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

If your Account Value is Reduced to Zero

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

Extending the MAV Evaluation Period

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

Exchange Privilege
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

Restrictions on Exchange Privilege

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------


Taxes and Conversion Costs

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

Surrender Charges

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

Exchange Offers for Contracts Other Than Portfolio Director

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

Comparison of Contracts

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

Features of Portfolio Director

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

Death Benefits
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

The Process

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

Beneficiary Information

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

Spousal Beneficiaries

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

Special Information for Individual Nonqualified Contracts

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

During the Purchase Period

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

Interest Guaranteed Death Benefit

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract

--------------------------------------------------------------------------------

provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (minus)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC or
           100% of Purchase Payments invested in Variable
           Account Options
       -   (minus)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (plus)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

Standard Death Benefit

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC or
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (minus)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (minus)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (plus)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

During the Payout Period

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

--------------------------------------------------------------------------------


  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

IncomeLOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

Other Contract Features
--------------------------------------------------------------------------------


Changes That May Not Be Made

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

Change of Beneficiary

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

--------------------------------------------------------------------------------


Contingent Owner

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

Cancellation -- The 20 Day "Free Look"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

We Reserve Certain Rights

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

Relationship to Employer's Plan

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

Voting Rights
--------------------------------------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

Who May Give Voting Instructions

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

Determination of Fund Shares Attributable to Your Account

During the Purchase Period

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

During the Payout Period or after a Death Benefit Has Been Paid

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

Types of Plans

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

Tax Consequences in General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to

--------------------------------------------------------------------------------

Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the

--------------------------------------------------------------------------------

availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally

--------------------------------------------------------------------------------

provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              Paycheck Comparison

                                                 Tax-Favored
                                                 Retirement  Taxable
                                                   Program   Account
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Legal Proceedings
--------------------------------------------------------------------------------


The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no other pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

Financial Statements
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 Page
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16

                                                                 Page
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22

         Appendix to the Prospectus -- IncomeLOCK Withdrawal Examples
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     Anniversary Account Value Benefit Base
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
UNITS OF INTEREST UNDER GROUP AND INDIVIDUAL
FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
PORTFOLIO DIRECTOR(R) PLUS, PORTFOLIO DIRECTOR 2, AND PORTFOLIO DIRECTOR
FOR SERIES 1.60 TO 12.60                                            May 1, 2010

PROSPECTUS

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this prospectus), comprising group and individual fixed and variable deferred annuity contracts (the "Contracts") for Participants in certain employer-sponsored qualified retirement plans. Nonqualified contracts are also available for certain employer plans as well as for certain after-tax arrangements that are not part of an employer's plan.

The Contracts permit Participants to invest in and receive retirement benefits in one or more Fixed Account Options and/or an array of Variable Account Options described in this prospectus. If your Contract is part of your employer's retirement program, that program will describe which Variable Account Options are available to you. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, those Variable Account Options that are invested in Mutual Funds available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract.

--------------------------------------------------------------------------------

This prospectus provides information employers and Participants should know before investing in the Contracts and will help each make decisions for selecting various investment options and benefits. Please read and retain this prospectus for future reference.

A Statement of Additional Information, dated May 1, 2010, contains additional information about the Contracts and is part of this prospectus. For a free copy call 1-800-448-2542. The table of contents for the Statement of Additional Information is shown at the end of this prospectus. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------

VALIC COMPANY I FUNDS               VALIC COMPANY II FUNDS               PUBLIC FUNDS
Asset Allocation Fund               Aggressive Growth Lifestyle Fund     SunAmerica 2015 High Watermark Fund*
Blue Chip Growth Fund               Capital Appreciation Fund            SunAmerica 2020 High Watermark Fund
Broad Cap Value Income Fund         Conservative Growth Lifestyle Fund   Ariel Appreciation Fund
Capital Conservation Fund           Core Bond Fund                       Ariel Fund
Core Equity Fund                    High Yield Bond Fund                 Lou Holland Growth Fund
Core Value Fund                     International Small Cap Equity Fund  Vanguard Lifestrategy Conservative Growth Fund
Foreign Value Fund                  Large Cap Value Fund                 Vanguard Lifestrategy Growth Fund
Global Equity Fund                  Mid Cap Growth Fund                  Vanguard Lifestrategy Moderate Growth Fund
Global Real Estate Fund             Mid Cap Value Fund                   Vanguard Long-Term Investment-Grade Fund
Global Social Awareness Fund        Moderate Growth Lifestyle Fund       Vanguard Long-Term Treasury Fund
Global Strategy Fund                Money Market II Fund                 Vanguard Wellington Fund
Government Securities Fund          Small Cap Growth Fund                Vanguard Windsor II Fund
Growth Fund                         Small Cap Value Fund
Growth & Income Fund                Socially Responsible Fund            * closed to new investments
Health Sciences Fund                Strategic Bond Fund
Inflation Protected Fund
International Equities Fund
International Government Bond Fund
International Growth I Fund
Large Cap Core Fund
Large Capital Growth Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Money Market I Fund
Nasdaq-100(R) Index Fund
Science & Technology Fund
Small Cap Aggressive Growth Fund
Small Cap Fund
Small Cap Index Fund
Small Cap Special Values Fund
Small-Mid Growth Fund
Stock Index Fund
Value Fund

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----

GLOSSARY OF TERMS...............................................   3

FEE TABLES......................................................   4

SELECTED PURCHASE UNIT DATA.....................................   8

HIGHLIGHTS......................................................   9

GENERAL INFORMATION.............................................  11
   About the Contracts..........................................  11
   About VALIC..................................................  11
   American Home Assurance Company..............................  11
   About VALIC Separate Account A...............................  12
   Units of Interest............................................  12
   Distribution of the Contracts................................  12

FIXED AND VARIABLE ACCOUNT OPTIONS..............................  12
   Fixed Account Options........................................  13
   Variable Account Options.....................................  13

PURCHASE PERIOD.................................................  21
   Account Establishment........................................  21
   When Your Account Will Be Credited...........................  22
   Purchase Units...............................................  22
   Calculation of Value for Fixed Account Options...............  22
   Calculation of Value for Variable Account Options............  23
   Premium Enhancement Credit...................................  23
   Stopping Purchase Payments...................................  24
   IncomeLOCK(R)................................................  24

TRANSFERS BETWEEN INVESTMENT OPTIONS............................  26
   During the Purchase Period -- Policy Against Market
     Timing and Frequent Transfers..............................  26
   Communicating Transfer or Reallocation Instructions..........  27
   Effective Date of Transfer...................................  27
   Transfers During the Payout Period...........................  28

FEES AND CHARGES................................................  28
   Account Maintenance Charge...................................  28
   Surrender Charge.............................................  28
       Amount of Surrender Charge...............................  28
       10% Free Withdrawal......................................  28
       Exceptions to Surrender Charge...........................  29
   Premium Tax Charge...........................................  29
   Separate Account Charges.....................................  29
       Reduction or Waiver of Account Maintenance,
         Surrender, or Separate Account Charge..................  29
   Separate Account Expense Reimbursements or Credits...........  30
   Market Value Adjustment ("MVA")..............................  30
   IncomeLOCK...................................................  30
   Other Charges................................................  31

PAYOUT PERIOD...................................................  31
   Fixed Payout.................................................  31
   Assumed Investment Rate......................................  31
   Variable Payout..............................................  31
   Combination Fixed and Variable Payout........................  32
   Partial Annuitization........................................  32
   Payout Date..................................................  32
   Payout Options...............................................  32
   Payout Information...........................................  33

                                                                 PAGE
                                                                 ----

          SURRENDER OF ACCOUNT VALUE............................  33
             When Surrenders Are Allowed........................  33
             Surrender Process..................................  33
             Amount That May Be Surrendered.....................  33
             Surrender Restrictions.............................  34
             Partial Surrenders.................................  34
             Systematic Withdrawals.............................  34
             Distributions Required by Federal Tax Law..........  34
             IncomeLOCK.........................................  35

          EXCHANGE PRIVILEGE....................................  36
             Restrictions on Exchange Privilege.................  36
             Taxes and Conversion Costs.........................  37
             Surrender Charges..................................  37
             Exchange Offers for Contracts Other Than
               Portfolio Director...............................  37
             Comparison of Contracts............................  37
             Features of Portfolio Director.....................  37

          DEATH BENEFITS........................................  38
             The Process........................................  38
             Beneficiary Information............................  38
                 Spousal Beneficiaries..........................  38
                 Beneficiaries Other Than Spouses...............  38
             Special Information for Individual
               Nonqualified Contracts...........................  38
             During the Purchase Period.........................  38
             Interest Guaranteed Death Benefit..................  38
             Standard Death Benefit.............................  39
             During the Payout Period...........................  39
             IncomeLOCK.........................................  40

          OTHER CONTRACT FEATURES...............................  40
             Changes That May Not Be Made.......................  40
             Change of Beneficiary..............................  40
             Contingent Owner...................................  41
             Cancellation -- The 20 Day "Free Look".............  41
             We Reserve Certain Rights..........................  41
             Relationship to Employer's Plan....................  41

          VOTING RIGHTS.........................................  41
             Who May Give Voting Instructions...................  41
             Determination of Fund Shares Attributable to
               Your Account.....................................  41
                 During the Purchase Period.....................  41
                 During the Payout Period or after a Death
                   Benefit Has Been Paid........................  41
             How Fund Shares Are Voted..........................  41

          FEDERAL TAX MATTERS...................................  42
             Types of Plans.....................................  42
             Tax Consequences in General........................  42
             Effect of Tax-Deferred Accumulations...............  44

          LEGAL PROCEEDINGS.....................................  45

          FINANCIAL STATEMENTS..................................  45

          TABLE OF CONTENTS OF STATEMENT OF
            ADDITIONAL INFORMATION..............................  46

          APPENDIX TO THE PROSPECTUS -- INCOMELOCK
            WITHDRAWAL EXAMPLES.................................  46

GLOSSARY OF TERMS
--------------------------------------------------------------------------------


Unless otherwise specified in this prospectus, the words "we," "us," "our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the Participant, or the individual purchasing an individual Contract.

Other specific terms we use in this prospectus are:

      ACCOUNT VALUE -- the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

      ANNIVERSARY VALUE -- the Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments.

      ANNUITANT -- the individual (in most cases, you) to whom Payout Payments will be paid.

      ASSUMED INVESTMENT RATE --The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

      BENEFICIARY -- the individual designated to receive Payout Payments upon the death of the Annuitant.

      BENEFIT -- an optional guaranteed minimum withdrawal feature that is offered in this prospectus as "IncomeLOCK."

      BENEFIT ANNIVERSARY -- a Benefit Anniversary is the first day of each Benefit Year.

      BENEFIT BASE -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. If you elect the Benefit after the Contract is issued, the Benefit Base is equal to the Account Value on the Endorsement Date.

      BENEFIT YEAR -- each consecutive one year period starting on the Endorsement Date and each Benefit Anniversary, and ending on the day before the next Benefit Anniversary.

      BUSINESS DAY -- any weekday that the New York Stock Exchange ("NYSE") is open for trading. Normally, the NYSE is open Monday through Friday through 4:00 p.m. Eastern time ("Market Close"). On holidays or other days when the NYSE is closed, such as Good Friday, the Company is not open for business.

      CONTRACT OWNER -- the individual or entity to whom the Contract is issued. For a group Contract, the Contract Owner will be the employer purchasing the Contract for a retirement plan.

      DIVISION -- the portion of the Separate Account invested in a particular Mutual Fund. Each Division is a subaccount of VALIC Separate Account A.

      ELIGIBLE PURCHASE PAYMENTS -- if you elect the Benefit at the time the Contract is issued, each Purchase Payment made within two years is an Eligible Purchase Payment. If IncomeLOCK is selected after Contract issue, then the Account Value at the time of election constitutes the Eligible Purchase Payment amount.

      ENDORSEMENT DATE -- the date that we issue the Benefit endorsement to your Contract.

      FIXED ACCOUNT OPTION -- an account that is guaranteed to earn at least a minimum rate of interest while invested in VALIC's general account.

      GUIDED PORTFOLIO SERVICES(R) ("GPS") -- a financial advice service offered by VALIC Financial Advisors, Inc., a registered investment adviser and Company subsidiary. A separate investment advisory fee and agreement is required for this service, if available under an employer's retirement plan.

      HOME OFFICE -- located at 2929 Allen Parkway, Houston, Texas 77019.

      INELIGIBLE PURCHASE PAYMENTS -- if IncomeLOCK is selected at Contract issue, Ineligible Purchase Payments are those made more than two years later. If IncomeLOCK is selected after Contract issue, then any Purchase Payments we receive after your Endorsement Date are considered Ineligible Purchase Payments.

      INCOMELOCK(R) -- an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero.

      MAXIMUM ANNIVERSARY VALUE ("MAV") EVALUATION PERIOD -- the period beginning the date the Benefit Endorsement is issued and ends on the 10th Benefit Anniversary.

      MAXIMUM ANNUAL WITHDRAWAL AMOUNT -- the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the Benefit Base.

      MINIMUM WITHDRAWAL PERIOD -- the minimum period over which you may take withdrawals under this feature, if withdrawals are not taken under the lifetime withdrawal option.

      MUTUAL FUND OR FUND -- the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

--------------------------------------------------------------------------------


      PARTICIPANT -- the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made.

      PARTICIPANT YEAR -- a 12 month period starting with the issue date of a Participant's Contract certificate and each anniversary of that date.

      PAYOUT PAYMENTS -- annuity payments withdrawn in a steady stream during the Payout Period.

      PAYOUT PERIOD -- the time when you begin to withdraw your money in Payout Payments. This may also may be called the "Annuity Period."

      PAYOUT UNIT -- a measuring unit used to calculate Payout Payments from your Variable Account Option. Payout Units measure value, which is calculated just like the Purchase Unit value for each Variable Account Option except that the initial Payout Unit includes a factor for the Assumed Investment Rate selected. Payout Unit values will vary with the investment experience of the VALIC Separate Account A Division.

      PROOF OF DEATH -- a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

      PURCHASE PAYMENTS -- an amount of money you or your employer pay to VALIC to receive the benefits of a Contract.

      PURCHASE PERIOD -- the accumulation period or time between your first Purchase Payment and the beginning of your Payout Period (or surrender). Also may be called the "Accumulation Period."

      PURCHASE UNIT -- a unit of interest owned by you in your Variable Account Option.

      SYSTEMATIC WITHDRAWALS -- payments withdrawn on a regular basis during the Purchase Period.

      VALIC SEPARATE ACCOUNT A OR SEPARATE ACCOUNT -- a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

      VARIABLE ACCOUNT OPTION -- investment options that correspond to Separate Account Divisions offered by the Contracts.
FEE TABLES
--------------------------------------------------------------------------------

 THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

 Contract Owner/Participant Transaction Expenses

Maximum Surrender Charge (1)                                    5.00%
----------------------------------------------------------------------
Maximum Loan Application Fee (per loan)                          $60
----------------------------------------------------------------------
State Premium Taxes (as a percentage of the amount annuitized)  0-3.5%
----------------------------------------------------------------------

 (1) The maximum surrender charge is the lessor of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. Reductions in the surrender charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."

 THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE VARIABLE ACCOUNT OPTION FEES AND EXPENSES.

--------------------------------------------------------------------------------


 Separate Account Charges

                                                                                           $3.75
                                                                                            per
Variable Account Option Maintenance Charge (1)                                            quarter
--------------------------------------------------------------------------------------------------
                                                                                           Annual
                                                                                          Separate
Mortality and Expense Risk Separate Account Charges for each Variable Account Option (2)  Account
(as a percentage of assets invested):                                                     Fee (%)
--------------------------------------------------------------------------------------------------
   VALIC COMPANY I
--------------------------------------------------------------------------------------------------
       Asset Allocation Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Blue Chip Growth Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Broad Cap Value Income Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       Capital Conservation Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Core Equity Fund                                                                     0.40
--------------------------------------------------------------------------------------------------
       Core Value Fund                                                                      0.40
--------------------------------------------------------------------------------------------------
       Foreign Value Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Global Equity Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Global Real Estate Fund (formerly named Real Estate Fund)                            0.40
--------------------------------------------------------------------------------------------------
       Global Social Awareness Fund                                                         0.40
--------------------------------------------------------------------------------------------------
       Global Strategy Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Government Securities Fund                                                           0.40
--------------------------------------------------------------------------------------------------
       Growth Fund                                                                          0.40
--------------------------------------------------------------------------------------------------
       Growth & Income Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Health Sciences Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Inflation Protected Fund                                                             0.40
--------------------------------------------------------------------------------------------------
       International Equities Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       International Government Bond Fund                                                   0.40
--------------------------------------------------------------------------------------------------
       International Growth I Fund                                                          0.40
--------------------------------------------------------------------------------------------------
       Large Cap Core Fund                                                                  0.40
--------------------------------------------------------------------------------------------------
       Large Capital Growth Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Mid Cap Index Fund                                                                   0.40
--------------------------------------------------------------------------------------------------
       Mid Cap Strategic Growth Fund                                                        0.40
--------------------------------------------------------------------------------------------------
       Money Market I Fund                                                                  0.40
--------------------------------------------------------------------------------------------------
       Nasdaq-100(R) Index Fund                                                             0.40
--------------------------------------------------------------------------------------------------
       Science & Technology Fund                                                            0.40
--------------------------------------------------------------------------------------------------
       Small Cap Aggressive Growth Fund                                                     0.40
--------------------------------------------------------------------------------------------------
       Small Cap Fund                                                                       0.40
--------------------------------------------------------------------------------------------------
       Small Cap Index Fund                                                                 0.40
--------------------------------------------------------------------------------------------------
       Small Cap Special Values Fund                                                        0.40
--------------------------------------------------------------------------------------------------
       Small-Mid Growth Fund                                                                0.40
--------------------------------------------------------------------------------------------------
       Stock Index Fund                                                                     0.40
--------------------------------------------------------------------------------------------------
       Value Fund                                                                           0.40
--------------------------------------------------------------------------------------------------
   VALIC COMPANY II
--------------------------------------------------------------------------------------------------
       Aggressive Growth Lifestyle Fund                                                     0.15
--------------------------------------------------------------------------------------------------
       Capital Appreciation Fund                                                            0.15
--------------------------------------------------------------------------------------------------
       Conservative Growth Lifestyle Fund                                                   0.15
--------------------------------------------------------------------------------------------------
       Core Bond Fund                                                                       0.15
--------------------------------------------------------------------------------------------------
       High Yield Bond Fund                                                                 0.15
--------------------------------------------------------------------------------------------------
       International Small Cap Equity Fund                                                  0.15
--------------------------------------------------------------------------------------------------
       Large Cap Value Fund                                                                 0.15
--------------------------------------------------------------------------------------------------
       Mid Cap Growth Fund                                                                  0.15
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   VALIC COMPANY II (CONTINUED)
--------------------------------------------------------------------------------------------
       Mid Cap Value Fund                                                               0.15
--------------------------------------------------------------------------------------------
       Moderate Growth Lifestyle Fund                                                   0.15
--------------------------------------------------------------------------------------------
       Money Market II Fund                                                             0.15
--------------------------------------------------------------------------------------------
       Small Cap Growth Fund                                                            0.15
--------------------------------------------------------------------------------------------
       Small Cap Value Fund                                                             0.15
--------------------------------------------------------------------------------------------
       Socially Responsible Fund                                                        0.15
--------------------------------------------------------------------------------------------
       Strategic Bond Fund                                                              0.15
--------------------------------------------------------------------------------------------
   PUBLIC FUNDS
--------------------------------------------------------------------------------------------
       SunAmerica 2015 High Watermark Fund, Class I (closed to new investments)         0.65
--------------------------------------------------------------------------------------------
       SunAmerica 2020 High Watermark Fund, Class I                                     0.65
--------------------------------------------------------------------------------------------
       Ariel Appreciation Fund                                                          0.40
--------------------------------------------------------------------------------------------
       Ariel Fund                                                                       0.40
--------------------------------------------------------------------------------------------
       Lou Holland Growth Fund, Investor Shares                                         0.40
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Conservative Growth Fund, Investor Shares                  0.65
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Growth Fund, Investor Shares                               0.65
--------------------------------------------------------------------------------------------
       Vanguard Lifestrategy Moderate Growth Fund, Investor Shares                      0.65
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Investment-Grade Fund, Investor Shares                        0.40
--------------------------------------------------------------------------------------------
       Vanguard Long-Term Treasury Fund, Investor Shares                                0.40
--------------------------------------------------------------------------------------------
       Vanguard Wellington Fund, Investor Shares                                        0.65
--------------------------------------------------------------------------------------------
       Vanguard Windsor II Fund, Investor Shares                                        0.65
--------------------------------------------------------------------------------------------

 (1) Reductions in the account maintenance charge are available if certain conditions are met. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges" and "Exceptions to Surrender Charge."
 (2) See "Purchase Unit Value" for a discussion of how the separate account charges impact the calculation of each Division's unit value. Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See "Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges."

 OPTIONAL INCOMELOCK FEE

 You may elect this optional living benefit feature as described below. The fee is calculated as a percentage of the Benefit Base.(1)

                    FEE PERIOD  ANNUALIZED FEE PERCENTAGE
                    ----------  -------------------------
                    All years   0.65% (deducted quarterly)

 (1) IncomeLOCK is an optional guaranteed minimum withdrawal benefit. If you elect this Benefit at the time the Contract is issued, each Purchase Payment made within two years is added to the Benefit Base. Otherwise, the Benefit Base is equal to the Account Value on the Endorsement Date. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit.

 THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH MUTUAL FUND.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                               MINIMUM MAXIMUM
---------------------------------------------------------------------------------------------------------
(Expenses that are deducted from the assets of a Mutual Fund, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                              0.23%  1.76%*
---------------------------------------------------------------------------------------------------------

--------
* The actual expense incurred by fund shareholders has been reduced due to an agreement that will continue indefinitely, subject to termination by the Board of Trustees. Fees may be contractually waived or reimbursed if the Total Annual Fund Operating Expenses exceed 1.18%.

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner/Participant transaction expenses, Contract fees, Separate Account annual expenses and the Variable Account Option fees and expenses. Each example assumes that you invest a single Purchase Payment of $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Neither example includes the effect of premium taxes upon annuitization, which, if reflected, would result in higher costs. Your actual costs may be higher or lower than the examples below.

The first set of examples assumes the MAXIMUM fees and expenses, including the maximum separate account charge of 0.65%, investment in a Variable Account Option with the highest total expenses (1.76%), and election of the optional IncomeLOCK feature at 0.65%. We have used the required gross amount of 1.76% for the maximum fee example, even though, as noted above, the maximum fund fees used in this calculation are not the actual fees charged to fund shareholders.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $770  $1,429  $2,113   $3,399

(2) If you annuitize your Contract (the IncomeLOCK feature terminates at annuitization):

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $311   $952   $1,618   $3,399

(3) If you do not surrender your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $311   $952   $1,618   $3,399

The second set of examples assumes the MINIMUM fees and expenses, including the minimum separate account charge of 0.15%, investment in a Variable Account Option with the lowest total expenses (0.23%), and that the optional IncomeLOCK feature is not elected.

(1) If you surrender your Contract at the end of the applicable time period:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $512   $630    $727     $513

(2) If you annuitize your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $41    $130    $227     $513

(3) If you do not surrender your Contract:

                        1 YEAR 3 YEARS 5 YEARS 10 YEARS
                        ------ ------- ------- --------
                         $41    $130    $227     $513

Note: These examples should not be considered representative of past or future expenses for VALIC Separate Account A or for any Mutual Fund. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SELECTED PURCHASE UNIT DATA
--------------------------------------------------------------------------------

The Selected Purchase Unit Data is shown for the period beginning May 1, 2008, the first date these Contracts became available.

                                                                     NUMBER OF
                                                     UNIT    UNIT      UNITS
                                                    VALUE   VALUE   OUTSTANDING
 FUND NAME                                     YEAR AT 1/1 AT 12/31  AT 12/31
 ---------                                     ---- ------ -------- -----------
 VALIC COMPANY I
   Asset Allocation Fund (Division 5)          2009 0.751   0.925           --
                                               2008    --   0.751           --
   Blue Chip Growth Fund (Division 72)         2009 0.542   0.773           --
                                               2008    --   0.542           --
   Broad Cap Value Income Fund                 2009 0.623   0.777           --
    (Division 75)                              2008    --   0.623           --
   Capital Conservation Fund (Division 7)      2009 0.970   1.073           --
                                               2008    --   0.970           --
   Core Equity Fund (Division 15)              2009 0.597   0.734      709,533
                                               2008    --   0.597      817,797
   Core Value Fund (Division 21)               2009 0.603   0.715      908,126
                                               2008    --   0.603    1,099,268
   Foreign Value Fund (Division 89)            2009 0.528   0.775    1,184,874
                                               2008    --   0.528    1,488,257
   Global Equity Fund (Division 87)            2009 0.492   0.635   23,647,904
                                               2008    --   0.492   22,859,470
   Global Real Estate Fund (Division 101)      2009 0.646   0.848           --
                                               2008    --   0.646           --
   Global Social Awareness Fund                2009 0.557   0.730    1,299,409
    (Division 12)                              2008    --   0.557    1,541,696
   Global Strategy Fund (Division 88)          2009 0.758   0.937           --
                                               2008    --   0.758           --
   Government Securities Fund (Division 8)     2009 1.124   1.077           --
                                               2008    --   1.124           --
   Growth Fund (Division 78)                   2009 0.591   0.803   20,716,029
                                               2008    --   0.591   22,601,274
   Growth & Income Fund (Division 16)          2009 0.600   0.728           --
                                               2008    --   0.600           --
   Health Sciences Fund (Division 73)          2009 0.695   0.911           --
                                               2008    --   0.695           --
   Inflation Protected Fund (Division 77)      2009 0.968   1.057           --
                                               2008    --   0.968           --
   International Equities Fund                 2009 0.526   0.679           --
    (Division 11)                              2008    --   0.526           --
   International Government Bond Fund          2009 0.993   1.104       65,909
    (Division 13)                              2008    --   0.993       71,333
   International Growth I Fund (Division 20)   2009 0.542   0.731           --
                                               2008    --   0.542           --
   Large Cap Core Fund (Division 76)           2009 0.635   0.875           --
                                               2008    --   0.635           --
   Large Capital Growth Fund (Division 79)     2009 0.593   0.775    3,227,229
                                               2008    --   0.593    3,326,475
   Mid Cap Index Fund (Division 4)             2009 0.595   0.819   18,060,629
                                               2008    --   0.595   18,063,782
   Mid Cap Strategic Growth Fund               2009 0.496   0.726    2,777,824
    (Division 83)                              2008    --   0.496    2,410,092
   Money Market I Fund (Division 6)            2009 1.024   1.023    9,004,685
                                               2008    --   1.024   10,108,070
   Nasdaq-100 Index Fund (Division 46)         2009 0.534   0.826           --
                                               2008    --   0.534           --
   Science & Technology Fund                   2009 0.497   0.820   16,127,931
    (Division 17)                              2008    --   0.497   16,438,753
   Small Cap Aggressive Growth Fund            2009 0.547   0.835           --
    (Division 86)                              2008    --   0.547           --
   Small Cap Fund (Division 18)                2009 0.601   0.769           --
                                               2008    --   0.601           --
   Small Cap Index Fund (Division 14)          2009 0.605   0.772   11,175,914
                                               2008    --   0.605   10,301,414
   Small Cap Special Values Fund               2009 0.588   0.770           --
    (Division 84)                              2008    --   0.588           --
   Small-Mid Growth Fund (Division 85)         2009 0.544   0.763           --
                                               2008    --   0.544           --

                                                                    NUMBER OF
                                                    UNIT    UNIT      UNITS
                                                   VALUE   VALUE   OUTSTANDING
  FUND NAME                                   YEAR AT 1/1 AT 12/31  AT 12/31
  ---------                                   ---- ------ -------- -----------
    Stock Index Fund (Division 10)            2009 0.594   0.747   58,492,985
                                              2008    --   0.594   61,803,897
    Value Fund (Division 74)                  2009 0.540   0.717           --
                                              2008    --   0.540           --
  VALIC COMPANY II
    Aggressive Growth Lifestyle Fund          2009 0.637   0.822           --
     (Division 48)                            2008    --   0.637           --
    Capital Appreciation Fund (Division 39)   2009 0.545   0.720           --
                                              2008    --   0.545           --
    Conservative Growth Lifestyle Fund        2009 0.796   0.961           --
     (Division 50)                            2008    --   0.796           --
    Core Bond Fund (Division 58)              2009 0.958   1.109    6,838,517
                                              2008    --   0.958    7,053,657
    High Yield Bond Fund (Division 60)        2009 0.675   0.967           --
                                              2008    --   0.675           --
    International Small Cap Equity Fund       2009 0.523   0.655           --
     (Division 33)                            2008    --   0.523           --
    Large Cap Value Fund (Division 40)        2009 0.599   0.659           --
                                              2008    --   0.599           --
    Mid Cap Growth Fund (Division 37)         2009 0.507   0.727           --
                                              2008    --   0.507           --
    Mid Cap Value Fund (Division 38)          2009 0.568   0.776    6,413,884
                                              2008    --   0.568    6,879,800
    Moderate Growth Lifestyle Fund            2009 0.714   0.899           --
     (Division 49)                            2008    --   0.714           --
    Money Market II Fund (Division 44)        2009 1.027   1.029           --
                                              2008    --   1.027           --
    Small Cap Growth Fund (Division 35)       2009 0.519   0.714           --
                                              2008    --   0.519           --
    Small Cap Value Fund (Division 36)        2009 0.644   0.799    3,689,837
                                              2008    --   0.644    4,082,616
    Socially Responsible Fund (Division 41)   2009 0.588   0.768           --
                                              2008    --   0.588           --
    Strategic Bond Fund (Division 59)         2009 0.852   1.072           --
                                              2008    --   0.852           --
  PUBLIC FUNDS
  SunAmerica 2015 High Watermark              2009 0.923   0.913           --
   (Division 81)                              2008    --   0.923           --
  SunAmerica 2020 High Watermark              2009 0.807   0.752           --
   (Division 82)                              2008    --   0.807           --
  Ariel Appreciation Fund (Division 69)       2009 0.549   0.891    6,341,088
                                              2008    --   0.549    6,496,157
  Ariel Fund (Division 68)                    2009 0.478   0.778   11,016,307
                                              2008    --   0.478   10,788,105
  Lou Holland Growth Fund (Division 70)       2009 0.626   0.868           --
                                              2008    --   0.626           --
  Vanguard LifeStrategy Conservative Growth   2009 0.788   0.916           --
   Fund (Division 54)                         2008    --   0.788           --
  Vanguard LifeStrategy Growth Fund           2009 0.623   0.774           --
   (Division 52)                              2008    --   0.623           --
  Vanguard LifeStrategy Moderate Growth       2009 0.710   0.848           --
   Fund (Division 53)                         2008    --   0.710           --
  Vanguard Long-Term Investment-Grade         2009 1.029   1.115      307,889
   Fund (Division 22)                         2008    --   1.029      385,393
  Vanguard Long-Term Treasury Fund            2009 1.269   1.112      987,225
   (Division 23)                              2008    --   1.269    1,187,983
  Vanguard Wellington Fund (Division 25)      2009 0.757   0.919   30,477,610
                                              2008    --   0.757   34,270,800
  Vanguard Windsor II Fund (Division 24)      2009 0.584   0.737   28,547,147
                                              2008    --   0.584   30,086,579

HIGHLIGHTS
--------------------------------------------------------------------------------

The Portfolio Director Fixed and Variable Annuity is a Contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the Contract has a Purchase Period and a Payout Period. During the Purchase Period, you invest money in your Contract. The Payout Period begins when you start receiving income payments from your annuity to provide for your retirement.

PURCHASE REQUIREMENTS: Purchase Payments may be made at any time and in any amount, subject to plan, VALIC, or Internal Revenue Code of 1986, as amended ("Code") limitations. The minimum amount to establish a new Multi-Year Enhanced Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company. The maximum single payment that may be applied to any account without prior Home Office approval is $750,000. For more information on Purchase Payments, refer to the "Purchase Period."

RIGHT TO CANCEL: You may cancel your Contract within 20 days after receiving it (or whatever period is required in your state). We will return your original Purchase Payment or whatever your Contract is worth on the day that we receive your request, depending on your state law. See "Other Contract Features."

EXPENSES: There are fees and charges associated with the Contract. During the Purchase Period, if any portion of your account is invested in a Variable Account Option, a quarterly account maintenance charge of $3.75 is charged to your account. The Contract maintenance charge may be waived for certain group contracts. We also deduct insurance charges of up to 0.65% annually of the average daily value of your Contract allocated to the Variable Account Options. See the "Fee Tables" and "Fees and Charges."

INCOMELOCK: IncomeLOCK is an optional feature designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live, even if your Account Value has been reduced to zero (the "Benefit"). Thus, IncomeLOCK may offer protection of a sure stream of income in the event of a significant market downturn or if your Account Value declines due to unfavorable investment performance.

The feature design provides for an automatic lock-in of the Contract's highest anniversary value (the maximum anniversary value or "MAV") during the first ten years from the endorsement effective date (the "Evaluation Period"). This feature guarantees lifetime withdrawals of an income stream in the manner described below, without annuitizing the Contract. If you decide not to take withdrawals under this feature, or you surrender your Contract, you will not receive the benefits of IncomeLOCK. You could pay for this feature and not need to use it. Likewise, depending on your Contract's market performance, you may never need to rely on IncomeLOCK.

IncomeLOCK is not available if you have an outstanding loan under the Contract. If you elect to take a loan after the Endorsement Date and while IncomeLock is still in effect, we will automatically terminate the Benefit.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing your Account Value. The withdrawals count toward the 10% you may remove each Participant Year without a surrender charge. Please see the "Fees and Charges" section of this prospectus.

Any withdrawals taken may be subject to a 10% IRS penalty tax if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our annuity service center. Withdrawals greater than the required minimum distributions ("RMD") determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account, may reduce the benefits of this feature. In addition, if you have a qualified contract, tax law and the terms of the plan may restrict withdrawal amounts. Please see the "Surrender of Account Value" and "Federal Tax Matters" sections of this prospectus.

IncomeLOCK may be elected any time, provided you are age 75 or younger on the date of election. Please note that this feature and/or its components may not be available in your state. Please check with your financial advisor for availability and any additional restrictions. IncomeLOCK might not be appropriate for use with contributory qualified plans (401(k), 403(b), 457) or IRAs (traditional or Roth IRAs and SEPs) if you plan to make ongoing contributions. This is because the Benefit applies only to purchase payments made within the first two contract years if the Benefit is selected at Contract issue, or to the Account Value on the Endorsement Date if the Benefit is selected after Contract issue. We reserve the right to modify, suspend or terminate IncomeLOCK in its entirety or any component at any time for Contracts that have not yet been issued.

FEDERAL TAX INFORMATION: Although deferred annuity contracts such as Portfolio Director can be purchased with after-tax dollars, they are primarily used in connection with retirement programs that already receive favorable tax treatment under federal law.

Annuities, custodial accounts and trusts used to fund tax-qualified retirement plans and programs (such as those

--------------------------------------------------------------------------------

established under Code sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax-qualified plan or program, you should know that an annuity generally does not provide additional tax deferral beyond the tax-qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Before purchasing a deferred annuity for use in a qualified retirement plan or program, you should seek tax advice from your own tax advisor. For a more detailed discussion of these income tax provisions, see "Federal
Tax Matters."

SURRENDER CHARGES: Under some circumstances, a surrender charge is deducted from your account. These situations are discussed in detail in the section of this prospectus entitled "Fees and Charges -- Surrender Charge." When this happens, the surrender charge is computed in two ways and you are charged whichever amount is less. The first amount is simply 5% of whatever amount you have withdrawn. The second amount is 5% of the contributions you have made to your account during the last 60 months.

Withdrawals from a Multi-Year Enhanced Option prior to the end of the applicable MVA term will be subject to a market value adjustment unless an exception applies. This may increase or reduce the amount withdrawn.

However, the market value adjustment will not reduce the amount invested in the Multi-Year Enhanced Option below the guaranteed amount.

Withdrawals are always subject to your plan provisions and federal tax restrictions, which, for plans other than section 457(b) plans, generally include a tax penalty on withdrawals made prior to age 59 1/2, unless an exception applies.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Purchase Period. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Payout Period are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. See "Surrender of Account Value" and "Federal Tax Matters."

LOANS: Portfolio Director offers a tax-free loan provision for tax-qualified contracts, other than individual retirement plans ("IRAs"), which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer's plan provisions and VALIC policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. VALIC reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59 1/2 and a tax penalty may apply (including on a loan that is not repaid).

TRANSFERS: There is no charge to transfer the money in your account among Portfolio Director's investment options. You may transfer your Account Values between Variable Account Options at any time during the Purchase Period, subject to certain rules.

Your Account Value in the Short-Term Fixed Account must remain there for at least 90 days before it can be transferred to other investment options. Up to 20% of your Fixed Account Plus Account Value may be transferred during each Participant Year to other investment options. If you transfer assets from Fixed Account Plus to another investment option, any assets transferred back into Fixed Account Plus within 90 days will receive a different rate of interest, than that paid for new Purchase Payments.

Amounts invested in a Multi-Year Enhanced Option may be transferred to another investment option at the end of an MVA term without application of a market value adjustment.

Once you begin receiving payments from your account (called the Payout Period), you may still transfer funds among Variable Account Options once each Participant Year.

Transfers can be made by calling VALIC's toll-free transfer service at 1-800-448-2542. For more information on account transfers, see "Transfers Between Investment Options."

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis, or a combination of both. You may also choose from five different income options, including an option for income that you cannot outlive. See "Payout Period."

DEATH BENEFITS: Portfolio Director will pay death benefits during either the Purchase Period or the Payout Period. The Death Benefits are automatically included in your Contract for no additional fee. If death occurs during the Purchase Period, Portfolio Director offers an interest-guaranteed death benefit or the standard death benefit. If death occurs during the Payout Period, your Beneficiary may receive a death benefit depending on the Payout Option selected. Please note that the death benefit provisions may vary from state to state. See "Death Benefits."

INQUIRIES: If you have questions about your Contract, call your financial advisor or contact us at 1-800-448-2542.


 PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                  INVESTING.

GENERAL INFORMATION
--------------------------------------------------------------------------------

ABOUT THE CONTRACTS

The Contracts were developed to help you save money for your retirement. A group Contract is a Contract that is purchased by an employer for a retirement plan. The employer and the plan documents will determine how contributions may be made to the Contracts. For example, the employer and plan documents may allow contributions to come from different sources, such as payroll deductions or money transfers. The amount, number, and frequency of your Purchase Payments may also be determined by the retirement plan for which your Contract was purchased. Likewise, the employer's plan may have limitations on partial or total withdrawals (surrenders), the start of annuity payments, and the type of annuity payout options you select.

The Contracts offer a combination of fixed and variable investment options that you, as a Participant, may choose to invest in to help you reach your retirement savings goals. You should consider your personal risk tolerances and your retirement plan in choosing your investment options.

The retirement savings process with the Contracts will involve two stages: the accumulation Purchase Period, and the annuity Payout Period. The accumulation period is when you make contributions into the Contracts called "Purchase Payments." The Payout Period begins when you decide to annuitize all or a portion of your Account Value. You can select from a wide array of payout options including both fixed and variable payments. For certain types of retirement plans, such as 403(b) plans, there may be statutory restrictions on withdrawals as disclosed in the plan documents. Please refer to your plan document for guidance and any rules or restrictions regarding the accumulation or annuitization periods. For more information, see "Purchase Period" and "Payout Period."

ABOUT VALIC

We were originally organized on December 21, 1955 as The Variable Annuity Life Insurance Company of America Incorporated, located in Washington, D.C. We reorganized in the State of Texas on August 20, 1968, as Variable Annuity Life Insurance Company of Texas. On November 5, 1968, the name was changed to The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Portfolio Director. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, AIG Life Holdings (US), Inc., formerly American General Corporation ("ALH"), a holding company and VALIC's indirect parent company, was acquired by American International Group, Inc., a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of American International Group, Inc., a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad.

On March 4, 2009, AIG issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. VALIC is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

AMERICAN HOME ASSURANCE COMPANY

The information below is applicable to you only if your Contract or Certificate was issued on or before December 31, 2006.

Insurance obligations under Contracts issued by the Company are guaranteed by American Home Assurance Company ("American Home"), an affiliate of the Company. Insurance obligations include, without limitation, Contract value invested in any available fixed account option, death benefits and income options. The guarantee does not guarantee Contract value or the investment performance of the Variable Account Options available under the Contracts. The guarantee provides that the Company's Contract owners can enforce the guarantee directly.

American Home provided notice of termination of the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to Contracts issued by VALIC. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern time ("Point of Termination"). Pursuant to its terms, the Guarantee will not apply to any group or individual Contract or Certificate issued after the Point of Termination. The Guarantee will remain in effect for any Contract or Certificate issued prior to the Point of Termination until all insurance obligations under such Contracts or Certificates are satisfied in full. As described in the prospectus, VALIC will continue to remain obligated under all of its Contracts and Certificates, regardless of issue date, in accordance with the terms of those Contracts and Certificates.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and

--------------------------------------------------------------------------------

reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

ABOUT VALIC SEPARATE ACCOUNT A

When you direct money to the Contract's Variable Account Options, you will be sending that money through VALIC Separate Account A. You do not invest directly in the Mutual Funds made available in the Contract. VALIC Separate Account A invests in the Mutual Funds on behalf of your account. VALIC acts as self custodian for the Mutual Fund shares owned through the Separate Account. VALIC Separate Account A is made up of what we call "Divisions." Sixty Divisions are available and represent the Variable Account Options in the Contract. Each of these Divisions invests in a different Mutual Fund made available through the Contract. For example, Division Ten represents and invests in the VALIC Company I Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979 under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under The Securities Act of 1933, as amended (the "1933 Act").

VALIC Separate Account A is administered and accounted for as part of the Company's business operations. However, the income, capital gains or capital losses, whether or not realized, of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of the Contract, VALIC Separate Account A may not be charged with the liabilities of any other Company operation. As stated in the Contract, the Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to the Contract be held exclusively for the benefit of the Contract owner, Participants, annuitants, and beneficiaries of the Contracts. The commitments under the Contracts are VALIC's, and AIG and ALH have no legal obligation to back these commitments.

UNITS OF INTEREST

Your investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

DISTRIBUTION OF THE CONTRACTS

The principal underwriter and distributor for VALIC Separate Account A is American General Distributors, Inc. ("AGDI"), an affiliate of the Company. The Distributor's address is 2929 Allen Parkway, Houston, Texas 77019. The Contracts are sold by licensed insurance agents who are registered representatives of broker-dealers, which are members of the Financial Industry Regulatory Authority, unless such broker-dealers are exempt from the broker-dealer registration requirements of The Securities Exchange Act of 1934, as amended. VALIC receives payments from some Fund companies for exhibitor booths at meetings and to assist with the education and training of VALIC financial advisors. For more information about the Distributor, see "Distribution of Variable Annuity Contracts" in the Statement of Additional Information.

VALIC sometimes retains and compensates business consultants to assist VALIC in marketing group employee benefit services to employers. VALIC business consultants are not associated persons of VALIC and are not authorized to sell or market securities or insurance products to employers or to group plan participants. The fees paid to such business consultants are part of VALIC's general overhead and are not charged back to employers, group employee benefit plans or plan participants.

The broker-dealers who sell the Contracts will be compensated for such sales by commissions ranging up to 5.7% of each first-year Purchase Payment. Agents will receive commissions of up to .97% for level Purchase Payments in subsequent years and up to 5.7% on increases in the amount of Purchase Payments in the year of the increase. During the first two years of employment, agents may also receive developmental commissions of up to 4% for each first-year Purchase Payment and for increases in the amount of Purchase Payments. In addition, the Company and AGDI may enter into marketing and/or sales agreements with certain broker-dealers regarding the promotion and marketing of the Contracts. The sales commissions and any marketing arrangements as described are paid by the Company and are not deducted from Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the Contract. See also the "Fees and Charges" section in this prospectus.

FIXED AND VARIABLE ACCOUNT OPTIONS
--------------------------------------------------------------------------------


The Contracts offer a choice from among several Variable Account Options and three Fixed Account Options. Depending on the selection made by your employer's plan, if applicable, there may be limitations on which and how many investment options Participants may invest in at any one time. All options listed (except where noted) are available, generally, for 401(a), 403(a), 401(k), and 403(b) plans and 457(b) eligible deferred compensation plans, as well as individual retirement annuities.

This prospectus describes a Contract in which units of interest in VALIC's Separate Account A are offered. Portfolio Director will allow you to accumulate retirement dollars in Fixed Account

--------------------------------------------------------------------------------

Options and/or Variable Account Options. Variable Account Options are referred to as Divisions (subaccounts) in VALIC Separate Account A. Each Separate Account Division represents our investment in a different mutual fund. This prospectus describes only the variable aspects of Portfolio Director except where the Fixed Account Options are specifically mentioned. The purpose of Variable Account Options and Variable Payout Options is to provide you investment returns that are greater than the effects of inflation. We cannot, however, guarantee that this purpose will be achieved.

FIXED ACCOUNT OPTIONS

Portfolio Director features up to three guaranteed fixed options that are each part of the general account assets of the Company. These assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of the Company, and not the Separate Account. A tax-deferred nonqualified annuity may include the guaranteed fixed options. The Fixed Account Options are not subject to regulation under the 1940 Act and are not required to be registered under the 1933 Act. As a result, the SEC has not reviewed data in this prospectus that relates to Fixed Account Options. However, federal securities law does require such data to be accurate and complete.

      FIXED ACCOUNT OPTIONS                INVESTMENT OBJECTIVE
      ---------------------                --------------------
      Fixed Account Plus          This account provides fixed-return
                                  investment growth for the long-term. It
                                  is credited with interest at rates set
                                  by VALIC. The account is guaranteed to
                                  earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated. Purchase Payments
                                  allocated to a fixed account option
                                  will receive a current rate of
                                  interest. There are limitations on
                                  transfers out of this option. If you
                                  transfer assets from Fixed Account Plus
                                  to another investment option, any
                                  assets transferred back into Fixed
                                  Account Plus within 90 days will
                                  receive a different rate of interest,
                                  than that paid for new Purchase
                                  Payments.

      Short-Term Fixed Account    This account provides fixed-return
                                  investment growth for the short-term.
                                  It is credited with interest at rates
                                  set by VALIC, which may be lower than
                                  the rates credited to Fixed Account
                                  Plus, above. The account is guaranteed
                                  to earn at least a minimum rate of
                                  interest as shown in your Contract.
                                  Your money may be credited with a
                                  different rate of interest depending on
                                  the time period in which it is
                                  accumulated.

      Multi-Year Enhanced Option  This account is a long-term investment
       ("Multi-Year Option")      option, providing a guaranteed interest
                                  rate for a guaranteed period (three,
                                  five, seven, or ten years) ("MVA
                                  Term"). Please see your Contract for
                                  minimum investment amounts and other
                                  requirements and restrictions. This
                                  option may not be available in all
                                  employee plans or states. All MVA Terms
                                  may not be available. Please see your
                                  financial advisor for information on
                                  the MVA Terms that are currently
                                  offered.

Generally, for most series of Portfolio Director, a current interest rate is declared at the beginning of each calendar month, and is applicable to new contributions received during that month. Interest is credited to the account daily and compounded at an annual rate. VALIC guarantees that all contributions received during a calendar month will receive that month's current interest rate for the remainder of the calendar year. Our practice, though not guaranteed, is to continue crediting interest at that same rate for such purchase payments for one additional calendar year. Thereafter, the amounts may be consolidated with contributions made during other periods and will be credited with interest at a rate which the Company declares annually on January 1 and guarantees for the remainder of the calendar year. The interest rates and periods may differ between the series of Portfolio Director. Some series of Portfolio Director may offer a higher interest rate on Fixed Account Plus. This interest crediting policy is subject to change, but any changes made will not reduce the current rate below your contractually guaranteed minimum or reduce monies already credited to the account.

VARIABLE ACCOUNT OPTIONS

The Contracts enable you to participate in Divisions that represent Variable Account Options, shown below. These Divisions comprise all of the Variable Account Options that are made available through VALIC Separate Account A. According to your retirement program, you may not be able to invest in all of the Variable Account Options described in this prospectus. You may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time. We reserve the right to limit the investment options available under your Contract if you elect IncomeLOCK.

Several of the Mutual Funds offered through VALIC's Separate Account A are also available to the general public (retail investors) outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans. These funds are listed in the front of the prospectus as "Public Funds." If your Contract is a tax-deferred Nonqualified annuity that is not part of your employer's retirement plan, or if your Contract is issued under a deferred compensation plan (other than an eligible governmental 457(b) plan), those Variable Account Options that are invested in Public Funds will not be available within your Contract, due to Internal Revenue Code requirements concerning investor control. Therefore, the Nonqualified annuities listed above and ineligible deferred compensation 457(f) plans and private sector top-hat plans may invest only in VALIC Company I and II.

The Variable Account Options shown below include a brief description of each Fund, including its investment objective. We also show the investment adviser for each Fund, and

--------------------------------------------------------------------------------

investment sub-adviser, if applicable. PLEASE SEE THE SEPARATE FUND PROSPECTUSES FOR MORE DETAILED INFORMATION ON EACH FUND'S MANAGEMENT FEES AND TOTAL EXPENSES, INVESTMENT STRATEGY AND RISKS, AS WELL AS A HISTORY OF ANY CHANGES TO A FUND'S INVESTMENT ADVISER OR SUB-ADVISER. YOU SHOULD READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING. ADDITIONAL COPIES ARE AVAILABLE FROM VALIC AT 1-800-448-2542 OR ONLINE AT WWW.VALIC.COM.

Please refer to your employer's retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.

Shares of certain of the Mutual Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with us. This is known as "shared funding." These Mutual Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Mutual Fund's prospectus.

Investors seeking to achieve long term retirement security generally are encouraged to give careful consideration to the benefits of a well balanced and diversified investment portfolio. As just one example, investing more than 20% of an investor's total retirement savings in any one company or industry may cause that individual's retirement savings to not be adequately diversified. Spreading those assets among different types of investments can help an investor achieve a favorable rate of return in changing market or economic conditions that may cause one category of assets or particular security to perform very well while causing another category of assets or security to perform poorly. Of course, diversification is not a guarantee of gains or against losses. However, it can be an effective strategy to help manage investment risk. The United States Department of Labor provides many plan sponsors and participants with helpful information about the importance of diversification at: www.dol.gov/ebsa/investing.html.

SunAmerica Asset Management Corp. is affiliated with the adviser, VALIC, due to common ownership.

VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
SunAmerica                 Each High Watermark Fund seeks capital appreciation to the extent     Adviser: Trajectory Asset
2015 High Watermark Fund*  consistent with preservation of capital investment gains in order to  Management LLC have a net asset value ("NAV") on its Protected Maturity Date at
SunAmerica                 least equal to the Protected High Watermark Value. Each High          (SunAmerica Asset
2020 High Watermark Fund   Watermark Fund seeks high total return as a secondary objective.      Management Corp. is the daily
                                                                                                 business manager.)
                           If you hold your Variable Investment Option Units until the
                           Protected Maturity Date, you will be entitled to redeem your shares for no less than the highest value previously attained by the High Watermark Fund (minus a proportionate adjustment for all dividends and distributions paid subsequent to the High
                           Watermark Fund reaching this value, and any extraordinary
                           expenses, and increased by appreciation in share value
                           subsequent to the last paid dividend or distribution). This is known as the Protected High Watermark Value.

                           The Protected Maturity Date for each High Watermark Fund is:
                           2015 High Watermark Fund            August 31, 2015
                           2020 High Watermark Fund            August 31, 2020

                           If you may need access to your money at any point prior to the
                           Protected Maturity Date, you should consider the
                           appropriateness of investing in the High Watermark Funds.
                           Investors who redeem before the Protected Maturity Date will receive the current Purchase Unit value of the investment, which may be less than either the Protected High Watermark Value or the initial investment.

                           An investment in the High Watermark Funds may not be
                           appropriate for persons enrolled in GPS, an investment advisory product offered by VALIC Financial Advisors, Inc.

--------
* closed to new investments

--------------------------------------------------------------------------------

    VARIABLE ACCOUNT OPTIONS                              INVESTMENT OBJECTIVE
    ------------------------                              --------------------
Ariel Appreciation Fund -- a      Seeks long-term capital appreciation by investing primarily in the series of Ariel Investment Trust  stocks of medium-sized companies with market capitalizations between $2.5 billion and $15 billion at the time of initial purchase.

Ariel Fund -- a series of Ariel   Seeks long-term capital appreciation by investing primarily in
Investment Trust                  the stocks of small companies with a market capitalization generally between $1 billion and $5 billion at the time of initial purchase.

Lou Holland Growth Fund           The fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. The fund will invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Vanguard LifeStrategy             Seeks to provide current income and low to moderate capital
Conservative Growth Fund          appreciation. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 40% of assets to bonds, 20% to short-
                                  term fixed income investments, and 40% to common stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Vanguard LifeStrategy             Seeks to provide capital appreciation and some current income.
Growth Fund                       This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 80% of assets to common stocks and 20% to bonds.
                                  The fund's indirect stock holdings consist substantially of large-
                                  cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.
                                  stocks and foreign stocks. Its indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S.
                                  government, agency, and investment-grade corporate bonds,
                                  as well as mortgage-backed and asset-backed securities.

Vanguard LifeStrategy             Seeks to provide capital appreciation and a low to moderate
Moderate Growth Fund              level of current income. This is a fund of funds, investing in other Vanguard mutual funds according to a fixed formula that typically results in an allocation of about 60% of assets to common stocks and 40% to bonds. The fund's indirect stock
                                  holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
                                  The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
                                  investment-grade corporate bonds, as well as mortgage-
                                  backed securities.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Investment-Grade Fund             by investing in a variety of high quality and, to a lesser extent, medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Vanguard Long-Term                Seeks to provide a high and sustainable level of current income
Treasury Fund                     by investing primarily in U.S. Treasury securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 30 years.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term capital appreciation by investing primarily in the     Adviser: Ariel
stocks of medium-sized companies with market capitalizations           Investments, LLC
between $2.5 billion and $15 billion at the time of initial purchase.

Seeks long-term capital appreciation by investing primarily in         Adviser: Ariel
the stocks of small companies with a market capitalization             Investments, LLC
generally between $1 billion and $5 billion at the time of
initial purchase.

The fund primarily seeks long-term growth of capital. The receipt      Adviser: Holland Capital
of dividend income is a secondary consideration. The fund will         Management, LLC
invest in a diversified portfolio of equity securities of mid-to large-capitalization growth companies.

Seeks to provide current income and low to moderate capital            The fund does not employ an
appreciation. This is a fund of funds, investing in other Vanguard     investment adviser. Instead,
mutual funds according to a fixed formula that typically results       the fund's Board of Trustees
in an allocation of about 40% of assets to bonds, 20% to short-        decides how to allocate the
term fixed income investments, and 40% to common stocks.               fund's assets among the
The fund's indirect bond holdings are a diversified mix of short-,     underlying funds.
intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-backed and asset-backed securities. The fund's indirect stock holdings consist substantially of large-cap U.S. stocks and, to a lesser extent, mid- and small-cap U.S. stocks and foreign stocks.

Seeks to provide capital appreciation and some current income.         The fund does not employ an
This is a fund of funds, investing in other Vanguard mutual funds      investment adviser. Instead,
according to a fixed formula that typically results in an allocation   the fund's Board of Trustees
of about 80% of assets to common stocks and 20% to bonds.              decides how to allocate the
The fund's indirect stock holdings consist substantially of large-     fund's assets among the
cap U.S. stocks and to a lesser extent, mid- and small-cap U.S.        underlying funds.
stocks and foreign stocks. Its indirect bond holdings are a
diversified mix of short-, intermediate- and long-term U.S.
government, agency, and investment-grade corporate bonds,
as well as mortgage-backed and asset-backed securities.

Seeks to provide capital appreciation and a low to moderate            The fund does not employ an
level of current income. This is a fund of funds, investing in         investment adviser. Instead,
other Vanguard mutual funds according to a fixed formula that          the fund's Board of Trustees
typically results in an allocation of about 60% of assets to           decides how to allocate the
common stocks and 40% to bonds. The fund's indirect stock              fund's assets among the
holdings consist substantially of large-cap U.S. stocks and, to a      underlying funds.
lesser extent, mid- and small-cap U.S. stocks and foreign stocks.
The fund's indirect bond holdings are a diversified mix of short-, intermediate- and long-term U.S. government, agency, and
investment-grade corporate bonds, as well as mortgage-
backed securities.

Seeks to provide a high and sustainable level of current income        Adviser: Wellington
by investing in a variety of high quality and, to a lesser extent,     Management Company, LLP
medium-quality fixed income securities. The fund is expected to maintain a dollar-weighted average maturity of 15 to 25 years.

Seeks to provide a high and sustainable level of current income        Adviser: The Vanguard
by investing primarily in U.S. Treasury securities. The fund is        Group, Inc.
expected to maintain a dollar-weighted average maturity of 15 to 30 years.

--------------------------------------------------------------------------------

 VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
  ------------------------                          --------------------                           -----------------------
Vanguard Wellington Fund     Seeks to provide long-term capital appreciation and reasonable      Adviser: Wellington
                             current income by investing in dividend-paying, and, to a lesser    Management Company, LLP
                             extent, non-dividend-paying common stocks of established
                             medium- and large-sized companies. In choosing these
                             companies, the Adviser seeks those that appear to be
                             undervalued but which have prospects to improve. The fund
                             also invests in investment grade corporate bonds, with some exposure to U.S. Treasury, government agency and
                             mortgage-backed securities.

Vanguard Windsor II Fund     Seeks to provide long-term capital appreciation and income. The     Advisers: Armstrong, Shaw
                             fund invests mainly in large- and mid-sized companies whose         Associates, Inc.; Barrow,
                             stocks are considered by an adviser to be undervalued.              Hanley, Mewhinney &
                                                                                                 Strauss, Inc.; Hotchkis and
                                                                                                 Wiley Capital Management,
                                                                                                 LLC; Lazard Asset
                                                                                                 Management LLC; Sanders
                                                                                                 Capital, LLC; and The
                                                                                                 Vanguard Group, Inc.

VALIC COMPANY I

Asset Allocation Fund        Seeks maximum aggregate rate of return over the long term           Adviser: VALIC
                             through controlled investment risk by adjusting its investment      Sub-Adviser: PineBridge
                             mix among stocks, long-term debt securities and short-term          Investments, LLC
                             money market securities.

Blue Chip Growth Fund        Seeks long-term capital growth by investing in the common           Adviser: VALIC
                             stocks of large and medium-sized blue chip growth companies.        Sub-Adviser: T. Rowe Price
                             Income is a secondary objective.                                    Associates, Inc.

Broad Cap Value Income Fund  Seeks total return through capital appreciation with income as a    Adviser: VALIC
                             secondary objective by investing primarily in equity securities of  Sub-Adviser: Barrow, Hanley,
                             U.S. large- and medium-capitalization companies that are            Mewhinney & Straus, Inc.
                             undervalued.

Capital Conservation Fund    Seeks the highest possible total return consistent with the         Adviser: VALIC
                             preservation of capital through current income and capital gains    Sub-Adviser: PineBridge
                             on investments in intermediate- and long-term debt instruments      Investments, LLC
                             and other income producing securities.

Core Equity Fund             Seeks long-term growth of capital through investment primarily      Adviser: VALIC
                             in the equity securities of large-cap quality companies with long-  Sub-Adviser: BlackRock
                             term growth potential.                                              Investment Management, LLC

Core Value Fund*             Seeks capital growth by investing in common stocks, though the      Adviser: VALIC
                             fund may invest in securities other than stocks. Income is a        Sub-Adviser: American
                             secondary objective. Two investment strategies will be utilized.    Century Investment
                             Half of the assets will be managed by employing a quantitative      Management, Inc.
                             income and growth investment strategy, while the remainder of the assets will be managed using a large company value
                             investment strategy. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. The Sub-Adviser also attempts to create a dividend yield for the fund that will be greater than that of the
                             S&P 500(R) Index.

--------
* In January 2010, the Board of Directors of VALIC Company I approved the termination of the current sub-advisory agreement with American Century Investment Management, Inc., and approved BlackRock Investment Management, LLC and SunAmerica Asset Management Corp. as new co-Sub-Advisers to the Core Value Fund. On June 7, 2010, contingent upon the approval by shareholders, at a meeting on or about June 4, 2010, of the SunAmerica Asset Management Corp. sub-advisory agreement, (i) the name of the fund will change from "Core Value Fund" to "Dividend Value Fund"; and (ii) the principal investment strategy will change to one of investing at least 80% of assets in dividend paying equity securities.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                            --------------------
Foreign Value Fund             Seeks long-term growth of capital by investing primarily in equity securities of companies located outside the U.S., including emerging markets.

Global Equity Fund             Seeks capital appreciation by investing primarily in equity securities of companies worldwide and of any market
                               capitalization.

Global Real Estate Fund        Seeks high total return through long-term growth of capital and current income by investing primarily in a diversified portfolio of equity investments in real estate and real estate-related
                               companies.


Global Social Awareness Fund   Seeks to obtain growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the fund. The fund will typically invest in stocks of large capitalization companies domiciled in the U.S., Europe,
                               Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
                               operations in countries with significant human rights concerns.

Global Strategy Fund           Seeks high total return by investing in equity securities of companies in any country, fixed income (debt) securities of companies and governments of any country, and in money
                               market instruments.

Government Securities Fund     Seeks high current income and protection of capital through investments in intermediate- and long-term U.S. government and government-sponsored debt securities.

Growth Fund                    Seeks long-term capital growth by using distinct investment strategies: a growth strategy (investing primarily in larger sized
                               U.S. companies); a disciplined growth strategy utilizing
                               quantitative management techniques; and a global growth
                               strategy (investing primarily in equity securities of issuers located in developed countries world wide including the U.S.).

Growth & Income Fund           Seeks to provide long-term growth of capital and secondarily, current income, through investment in common stocks and
                               equity-related securities.

Health Sciences Fund           Seeks long-term capital growth through investments primarily in the common stocks of companies engaged in the research,
                               development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Inflation Protected Fund       Seeks maximum real return, consistent with appreciation of capital and prudent investment management. The fund invests in inflation-indexed fixed income securities issued by U.S. and non-
                               U.S. governments and corporations.

                        INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
                        --------------------                             -----------------------
Seeks long-term growth of capital by investing primarily in equity     Adviser: VALIC
securities of companies located outside the U.S., including            Sub-Adviser: Templeton
emerging markets.                                                      Global Advisors Limited

Seeks capital appreciation by investing primarily in equity            Adviser: VALIC
securities of companies worldwide and of any market                    Sub-Adviser: BlackRock
capitalization.                                                        Financial Management, Inc.

Seeks high total return through long-term growth of capital and        Adviser: VALIC
current income by investing primarily in a diversified portfolio of    Sub-Adviser: Invesco
equity investments in real estate and real estate-related              Advisers, Inc. and
companies.                                                             Goldman Sachs Asset
                                                                       Management, L.P.

Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
in common stocks, in companies which meet the social criteria          Sub-Adviser: PineBridge
established for the fund. The fund will typically invest in stocks of  Investments, LLC large capitalization companies domiciled in the U.S., Europe,
Japan and other developed markets. The fund does not invest in companies that are significantly engaged in the production of nuclear energy; the manufacture of military weapons or delivery systems; the manufacture of alcoholic beverages or tobacco
products; the operation of gambling casinos; business practices or the production of products that have a severe impact on the environment; labor relations/labor disputes; or that have
operations in countries with significant human rights concerns.

Seeks high total return by investing in equity securities of           Adviser: VALIC
companies in any country, fixed income (debt) securities of            Sub-Adviser: Franklin
companies and governments of any country, and in money                 Advisers, Inc. and Templeton
market instruments.                                                    Investment Counsel, LLC

Seeks high current income and protection of capital through            Adviser: VALIC
investments in intermediate- and long-term U.S. government and         Sub-Adviser: SunAmerica
government-sponsored debt securities.                                  Asset Management Corp.

Seeks long-term capital growth by using distinct investment            Adviser: VALIC
strategies: a growth strategy (investing primarily in larger sized     Sub-Advisers: American
U.S. companies); a disciplined growth strategy utilizing               Century Global Investment
quantitative management techniques; and a global growth                Management, Inc. and
strategy (investing primarily in equity securities of issuers          American Century Investment
located in developed countries world wide including the U.S.).         Management, Inc.

Seeks to provide long-term growth of capital and secondarily,          Adviser: VALIC
current income, through investment in common stocks and                Sub-Adviser: SunAmerica
equity-related securities.                                             Asset Management Corp.

Seeks long-term capital growth through investments primarily in        Adviser: VALIC
the common stocks of companies engaged in the research,                Sub-Adviser: T. Rowe Price
development, production, or distribution of products or services       Associates, Inc.
related to health care, medicine, or the life sciences.

Seeks maximum real return, consistent with appreciation of             Adviser: VALIC
capital and prudent investment management. The fund invests in         Sub-Adviser: PineBridge
inflation-indexed fixed income securities issued by U.S. and non-      Investments, LLC
U.S. governments and corporations.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                           ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                           -----------------------
International Equities Fund    Seeks to provide long-term growth of capital through                Adviser: VALIC
                               investments primarily in a diversified portfolio of equity and      Sub-Adviser: PineBridge
                               equity-related securities of foreign issuers. The Sub-Adviser       Investments, LLC
                               utilizes both passive and active investment strategies.

International Government       Seeks high current income through investments primarily in          Adviser: VALIC
Bond Fund                      investment grade debt securities issued or guaranteed by foreign    Sub-Adviser: PineBridge
                               governments. This fund is classified as "non-diversified" because   Investments, LLC
                               it expects to concentrate in certain foreign government
                               securities. Also, the fund attempts to have all of its investments payable in foreign securities. The fund may convert its cash to foreign currency.

International Growth I Fund    Seeks capital growth through investments primarily in equity        Adviser: VALIC
                               securities of issuers in developed foreign countries. The Sub-      Sub-Adviser: American
                               Adviser uses an investment strategy it developed to invest in       Century Global Investment
                               stocks it believes will increase in value over time.                Management, Inc., Invesco
                                                                                                   Advisers, Inc. and
                                                                                                   Massachusetts Financial
                                                                                                   Services Company

Large Cap Core Fund            Seeks capital growth with the potential for current income by       Adviser: VALIC
                               investing in the common stocks of large-sized U.S. companies        Sub-Adviser: Wells Capital
                               (i.e., companies whose market capitalization falls within the       Management Incorporated
                               range tracked in the Russell 1000(R) Index). The Sub-Adviser may invest in both growth and value-oriented equity securities.

Large Capital Growth Fund      Seeks to provide long-term growth of capital by investing in        Adviser: VALIC
                               securities of large-cap companies that the Sub-Advisers believe     Sub-Adviser: Invesco
                               have the potential for above-average growth in revenues and         Advisers, Inc. and
                               earnings (i.e., companies whose market capitalization falls within  SunAmerica Asset
                               the range tracked in the Russell 1000(R) Index).                    Management Corp.

Mid Cap Index Fund             Seeks to provide growth of capital through investments primarily    Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, are   Sub-Adviser: SunAmerica
                               expected to provide investment results closely corresponding to     Asset Management Corp.
                               the performance of the S&P MidCap 400(R) Index.

Mid Cap Strategic Growth Fund  Seeks long-term capital growth by investing primarily in growth-    Adviser: VALIC
                               oriented equity securities of U.S. mid-cap companies and, to a      Sub-Adviser: Morgan Stanley
                               limited extent, foreign companies.                                  Investment Management, Inc.
                                                                                                   and PineBridge Investments,
                                                                                                   LLC

Money Market I Fund            Seeks liquidity, protection of capital and current income through   Adviser: VALIC
                               investments in short-term money market instruments.                 Sub-Adviser: SunAmerica
                                                                                                   Asset Management Corp.

Nasdaq-100(R) Index Fund       Seeks long-term capital growth through investments in the           Adviser: VALIC
                               stocks that are included in the Nasdaq-100 Index(R). The fund is a  Sub-Adviser: SunAmerica
                               non-diversified fund, meaning that it can invest more than 5% of    Asset Management Corp.
                               its assets in the stock of one company. The fund concentrates in the technology sector, in the proportion consistent with the industry weightings in the Index.

--------------------------------------------------------------------------------

  VARIABLE ACCOUNT OPTIONS                            INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
   ------------------------                           --------------------                            -----------------------
Science & Technology Fund      Seeks long-term capital appreciation through investments            Adviser: VALIC
                               primarily in the common stocks of companies that are expected       Sub-Adviser: T. Rowe Price
                               to benefit from the development, advancement, and use of            Associates, Inc., RCM Capital
                               science and technology. Several industries are likely to be         Management LLC and
                               included, such as electronics, communications, e-commerce,          Wellington Management
                               information services, media, life sciences and health care,         Company, LLP
                               environmental services, chemicals and synthetic materials, defense and aerospace, nanotechnology, energy equipment and services and electronic manufacturing.

Small Cap Aggressive           Seeks capital growth by investing in equity securities of small     Adviser: VALIC
Growth Fund                    U.S. companies (i.e., companies whose market capitalization falls   Sub-Adviser: Wells Capital
                               within the Russell 2000(R) Index).                                  Management Incorporated

Small Cap Fund                 Seeks to provide long-term capital growth by investing primarily    Adviser: VALIC
                               in the stocks of small companies, with market capitalizations at    Sub-Adviser: Invesco
                               the time of purchase which fall 1) within or below range of         Advisers, Inc., T. Rowe Price
                               companies in either the current Russell 2000(R) or S&P SmallCap     Associates, Inc. and
                               600(R) Indices, or 2) below the three-year average maximum          Bridgeway Capital
                               market cap of companies in the index as of December 31 of the       Management, Inc.
                               three preceding years.

Small Cap Index Fund           Seeks to provide growth of capital through investment primarily     Adviser: VALIC
                               in a diversified portfolio of common stocks that, as a group, the   Sub-Adviser: SunAmerica
                               Sub-Adviser believes may provide investment results closely         Asset Management Corp.
                               corresponding to the performance of the Russell 2000(R) Index.

Small Cap Special Values Fund  Seeks to produce growth of capital by investing primarily in        Adviser: VALIC
                               common stocks of small U.S. companies. The Sub-Advisers look        Sub-Adviser: Dreman Value
                               for significantly undervalued companies that they believe have the  Management, LLC and Wells
                               potential for above-average appreciation with below-average risk.   Capital Management
                                                                                                   Incorporated

Small-Mid Growth Fund          Seeks to achieve its investment goal by investing primarily in      Adviser: VALIC
                               stocks of U.S. companies with small and medium market               Sub-Adviser: Wells Capital
                               capitalizations that the Sub-Adviser believes have the potential    Management Incorporated
                               for above average growth.

Stock Index Fund               Seeks long-term capital growth through investment in common         Adviser: VALIC
                               stocks that, as a group, are expected to provide investment         Sub-Adviser: SunAmerica
                               results closely corresponding to the performance of the             Asset Management Corp.
                               S&P 500(R) Index.

Value Fund                     Seeks capital appreciation through investments primarily in         Adviser: VALIC
                               common stocks of large U.S. companies, focusing on value            Sub-Adviser:
                               stocks that the Sub-Adviser believes are currently undervalued by   OppenheimerFunds, Inc.
                               the market.

VALIC COMPANY II

Aggressive Growth              Seeks growth through investments in a combination of the            Adviser: VALIC
Lifestyle Fund                 different funds offered in VALIC Company I and VALIC                Sub-Adviser: PineBridge
                               Company II. The indirect holdings for this fund of funds are        Investments, LLC
                               primarily in equity securities of domestic and foreign companies of any market capitalization, and fixed-income securities of domestic issuers.

--------------------------------------------------------------------------------

   VARIABLE ACCOUNT OPTIONS                             INVESTMENT OBJECTIVE
   ------------------------                             --------------------
Capital Appreciation Fund       Seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

Conservative Growth             Seeks current income and low to moderate growth of capital
Lifestyle Fund                  through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. The indirect holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Core Bond Fund                  Seeks the highest possible total return consistent with the conservation of capital through investments in medium- to high-
                                quality fixed income securities. These securities include
                                corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and mortgage-backed, or asset-backed securities.

High Yield Bond Fund            Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed income securities. These securities are below-investment-grade and are commonly
                                referred to as junk bonds.

International Small Cap         Seeks to provide long-term capital appreciation through equity
Equity Fund                     and equity-related securities of small cap companies throughout the world, excluding the U.S.


Large Cap Value Fund            Seeks to provide total returns that exceed over time the Russell
                                1000(R) Value Index through investment in equity securities. The
                                Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)
                                Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Mid Cap Growth Fund             Seeks long-term capital appreciation principally through
                                investments in medium-capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. The Sub-Adviser defines mid-sized companies as companies that are included in the Russell MidCap(R) Index.

Mid Cap Value Fund              Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented
                                investment approach. Mid-capitalization companies include
                                companies with a market capitalization equaling or exceeding
                                $500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Moderate Growth Lifestyle Fund  Seeks growth and current income through investments in a combination of the different funds offered in VALIC Company I and VALIC Company II. This fund of funds indirect holdings are primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Money Market II Fund            Seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

                        INVESTMENT OBJECTIVE                            ADVISER AND SUB-ADVISER
                        --------------------                            -----------------------
Seeks long-term capital appreciation by investing primarily in a      Adviser: VALIC
broadly diversified portfolio of stocks and other equity securities   Sub-Adviser: Bridgeway
of U.S. companies.                                                    Capital Management, Inc.

Seeks current income and low to moderate growth of capital            Adviser: VALIC
through investments in a combination of the different funds           Sub-Adviser: PineBridge
offered in VALIC Company I and VALIC Company II. The indirect         Investments, LLC
holdings for this fund of funds are primarily in fixed-income securities of domestic and foreign issuers and equity securities of domestic companies.

Seeks the highest possible total return consistent with the           Adviser: VALIC
conservation of capital through investments in medium- to high-       Sub-Adviser: PineBridge
quality fixed income securities. These securities include             Investments, LLC
corporate debt securities of domestic and foreign companies, securities issued or guaranteed by the U.S. government, and
mortgage-backed, or asset-backed securities.

Seeks the highest possible total return and income consistent         Adviser: VALIC
with conservation of capital through investment in a diversified      Sub-Adviser: Wellington
portfolio of high yielding, high risk fixed income securities. These  Management Company, LLP securities are below-investment-grade and are commonly
referred to as junk bonds.

Seeks to provide long-term capital appreciation through equity        Adviser: VALIC
and equity-related securities of small cap companies throughout       Sub-Adviser: PineBridge
the world, excluding the U.S.                                         Investments, LLC and Invesco
                                                                      Advisers, Inc.

Seeks to provide total returns that exceed over time the Russell      Adviser: VALIC
1000(R) Value Index through investment in equity securities. The      Sub-Adviser: SSgA Funds
Russell 1000(R) Value Index is a sub-index of the Russell 3000(R)     Management, Inc.*
Index, which follows the 3,000 largest U.S. companies, based on total market capitalization.

Seeks long-term capital appreciation principally through              Adviser: VALIC
investments in medium-capitalization equity securities, such as       Sub-Adviser: Invesco
common and preferred stocks and securities convertible into           Advisers, Inc.
common stocks. The Sub-Adviser defines mid-sized companies
as companies that are included in the Russell MidCap(R) Index.

Seeks capital growth, through investment in equity securities of      Adviser: VALIC
medium capitalization companies using a value-oriented                Sub-Adviser: FAF Advisors,
investment approach. Mid-capitalization companies include             Inc. and Wellington
companies with a market capitalization equaling or exceeding          Management Company, LLP
$500 million, but not exceeding the largest market capitalization of the Russell MidCap(R) Index range.

Seeks growth and current income through investments in a              Adviser: VALIC
combination of the different funds offered in VALIC Company I         Sub-Adviser: PineBridge
and VALIC Company II. This fund of funds indirect holdings are        Investments, LLC
primarily in domestic and foreign fixed-income securities and equity securities of domestic large-capitalization companies.

Seeks liquidity, protection of capital and current income through     Adviser: VALIC
investments in short-term money market instruments.                   Sub-Adviser: SunAmerica
                                                                      Asset Management Corp.

--------
* In April 2010, the Board of Trustees of VALIC Company II approved the termination of the current sub-advisory agreement with SSgA Funds Management, Inc. and approved The Boston Company Asset Management, LLC and Janus Capital Management, LLC as new co-Sub-Advisers. The change of Sub-Advisers will become effective on or about June 7, 2010.

--------------------------------------------------------------------------------

VARIABLE ACCOUNT OPTIONS                           INVESTMENT OBJECTIVE                             ADVISER AND SUB-ADVISER
 ------------------------                          --------------------                             -----------------------
Small Cap Growth Fund      Seeks long-term capital growth through investments primarily in        Adviser: VALIC
                           the equity securities of small companies with market caps at the       Sub-Adviser: JPMorgan
                           time of purchase, equal to or less than the largest company in         Investment Management Inc.
                           the Russell 2000(R) Index during most recent 12-month period.

Small Cap Value Fund       Seeks to provide maximum long-term return, consistent with             Adviser: VALIC Sub-Adviser:
                           reasonable risk to principal, by investing primarily in securities of  JPMorgan Investment
                           small-capitalization companies in terms of revenue and/or market       Management Inc.,
                           capitalization. Small-cap companies are companies whose                SunAmerica Asset
                           market capitalization is equal to or less than the largest company     Management Corp. and
                           in the Russell 2000(R) Index during the most recent 12-month           Metropolitan West Capital
                           period.                                                                Management, LLC

Socially Responsible Fund  Seeks to obtain growth of capital through investment, primarily        Adviser: VALIC
                           in equity securities, of U.S. companies which meet the social          Sub-Adviser: SunAmerica
                           criteria established for the fund. The fund does not invest in         Asset Management Corp.
                           companies that are significantly engaged in the production of nuclear energy; the manufacture of weapons or delivery systems;
                           the manufacture of alcoholic beverages or tobacco products; the operation of gambling casinos; business practices or the
                           production of products that significantly pollute the environment;
                           labor relations/labor disputes; or significant workplace violations.

Strategic Bond Fund        Seeks the highest possible total return and income consistent          Adviser: VALIC
                           with conservation of capital through investment in a diversified       Sub-Adviser: PineBridge
                           portfolio of income producing securities. The fund invests in a        Investments, LLC
                           broad range of fixed-income securities, including investment-
                           grade bonds, U.S. government and agency obligations,
                           mortgage-backed securities, and U.S., Canadian, and foreign high risk, high yield bonds.

A detailed description of the fees, investment objective, strategy, and risks of each Mutual Fund can be found in the current prospectus for each Fund mentioned. These prospectuses are available at www.valic.com.

PURCHASE PERIOD
--------------------------------------------------------------------------------

The Purchase Period begins when your first Purchase Payment is made and continues until you begin your Payout Period. This period may also be called the accumulation period, as you save for retirement. Changes in the value of each Fixed and Variable Account Option are reflected in your overall Account Value. Thus, your investment choices and their performance will affect the total Account Value that will be available for the Payout Period. The amount, number, and frequency of your Purchase Payments may be determined by the retirement plan for which your Contract was purchased. The Purchase Period will end upon death, upon surrender, or when you complete the process to begin the Payout Period.

ACCOUNT ESTABLISHMENT

You may establish an account through a financial advisor. Initial Purchase Payments must be received by VALIC either with, or after, a completed application. If part of an employer-sponsored retirement plan, your employer is responsible for remitting Purchase Payments to us. The employer is responsible for furnishing instructions to us (a premium flow report) as to the amount being applied to your account (see below). Purchase Payments can also be made by you for IRAs and certain nonqualified Contracts ("individual contracts").

The maximum single payment that may be applied to any account without prior Home Office approval is $750,000.00. Minimum initial and subsequent Purchase Payments are as follows:

                                        INITIAL SUBSEQUENT
                      CONTRACT TYPE     PAYMENT  PAYMENT
                      -------------     ------- ----------
                      Periodic Payment. $   30     $ 30
                      Single Payment... $1,000      -0-

Periodic Payment minimums apply to each Periodic Payment made. The Single Payment minimum applies to each of your accounts.

--------------------------------------------------------------------------------


When an initial Purchase Payment is accompanied by an application, within 2 Business Days we will:

  . Accept the application and establish your account. We will also apply your Purchase Payment by crediting the amount, on the date we accept your application, to the Fixed or Variable Account Option selected; or

  .   Reject the application and return the Purchase Payment; or

  . Request additional information to correct or complete the application. In the case of an individual variable annuity Contract, we will return the Purchase Payments within 5 Business Days if the requested information is not provided, unless you otherwise so specify. Once you provide us with the requested information, we will establish your account and apply your Purchase Payment, on the date we accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If we receive Purchase Payments from your employer before we receive your completed application or enrollment form, we will not be able to establish a permanent account for you. If this occurs, we will take one of the following actions:

Return Purchase Payments. If we do not have your name, address or Social Security Number ("SSN"), we will return the Purchase Payment to your employer unless this information is immediately provided to us; or

Employer-Directed Account. If we have your name, address and SSN and we have an Employer-Directed Account Agreement with your employer, generally we will deposit your Purchase Payment in an "Employer-Directed" account invested in a Money Market Division, or other investment options chosen by your employer. You may not transfer these amounts until VALIC has received a completed application or enrollment form; or

Starter Account. If we have your name, address and SSN, but we do not have an Employer-Directed Account Agreement with your employer, we will deposit your Purchase Payment in a "starter" account invested in the Money Market Division option available for your plan or other investment options chosen by your employer. We will send you follow-up letters requesting the information necessary to complete the application, including your allocation instructions. You may not transfer these amounts until VALIC has received a completed application or enrollment form.

If mandated under applicable law, we may be required to reject a Purchase Payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

WHEN YOUR ACCOUNT WILL BE CREDITED

Depending on your retirement plan, Purchase Payments may be made by your employer for your account or by you for an IRA or certain nonqualified Contracts. It is the employer's or the individual's responsibility to ensure that the Purchase Payment can be promptly posted to the appropriate account(s).

A Purchase Payment must be "in good order" before it can be posted to your account. "In good order" means that all required information and/or documentation has been supplied and that the funds (check, wire, or ACH) clearly identify the individual SSN or Group Number to which they are to be applied. To ensure efficient posting for Employer-Directed accounts, Purchase Payment information must include complete instructions, including the group name and number, each employee's name and SSN, contribution amounts (balanced to the penny for the total purchase) and the source of the funds (for example, employee voluntary, employer mandatory, employer match, transfer, rollover or a contribution for a particular tax year). Purchase Payments for individual accounts must include the name, SSN, and the source of the funds (for example, transfer, rollover, or a contribution for a particular tax year).

If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt. Purchase Payments in good order received after Market Close will be credited the next Business Day.

Please note that if the Purchase Payment is not in good order, the employer or individual will be notified promptly. No amounts will be posted to any accounts until all issues with the Purchase Payment have been resolved. If a Purchase Payment is not received in good order, the purchase amounts will be posted effective the date all required information is received.

PURCHASE UNITS

A Purchase Unit is a unit of interest owned by you in your Variable Account Option. Purchase Unit values are calculated each Business Day following Market Close. Note that the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Purchase Units may be shown as "Number of Shares" and the Purchase Unit Values may be shown as "Share Price" on some account statements. See "Purchase Unit Value" in the SAI for more information and an illustration of the calculation of the unit value.

CALCULATION OF VALUE FOR FIXED ACCOUNT OPTIONS

The Fixed Account Plus and the Short-Term Fixed Accounts are part of the Company's general assets. The Multi-Year Option may

--------------------------------------------------------------------------------

be invested in either the general assets of the Company or in a separate account of the Company, depending upon state requirements. You may allocate all or a portion of your Purchase Payment to the Fixed Account Options listed in the "General Information" section in this prospectus. Purchase Payments you allocate to these Fixed Account Options are guaranteed to earn at least a minimum rate of interest. Interest is paid on each of the Fixed Account Options at declared rates, which may be different for each option. With the exception of a market value adjustment, which generally will be applied to withdrawals or transfers from a Multi-Year Option prior to the end of an MVA term, we bear the entire investment risk for the Fixed Account Options. All Purchase Payments and interest earned on such amounts in your Fixed Account Option will be paid regardless of the investment results experienced by the Company's general assets. The minimum amount to establish each new Multi-Year Option guarantee period (MVA Band), as described in the Contract, may be changed from time to time by the Company.

The value of your Fixed Account Option is calculated on a given Business Day as shown below:

             Value of Your Fixed Account Options*
         =   (EQUALS)
             All Purchase Payments made to the Fixed Account Options
         +   (PLUS)
             Amounts transferred from Variable Account Options to the Fixed Account Options
         +   (PLUS)
             All interest earned
         -   (MINUS)
             Amounts transferred or withdrawn from Fixed Account
             Options (including applicable fees and charges)

--------
* This value may be subject to a market value adjustment under the Multi-Year Option.

CALCULATION OF VALUE FOR VARIABLE ACCOUNT OPTIONS

You may allocate all or a portion of your Purchase Payments to the Variable Account Options listed in this prospectus as permitted by your retirement program. An overview of each of the Variable Account Options may be found in the "General Information, Variable Account Options" section in this prospectus and in each Mutual Fund's prospectus. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying Mutual Fund (which may be positive or negative) and the deduction of the Separate Account Charges. See "Fees and Charges." Your account will be credited with the applicable number of Purchase Units. If the Purchase Payment is in good order as described and is received by our bank by Market Close, the appropriate account(s) will be credited the Business Day of receipt and will receive that Business Day's Purchase Unit value. Purchase Payments in good order received by our bank after Market Close will be credited the next Business Day and will receive the next Business Day's Purchase Unit value. Because Purchase Unit values for each Mutual Fund change each Business Day, the number of Purchase Units your account will be credited with for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of your account may be worth more or less at retirement or withdrawal.

During periods of low short-term interest rates, and in part due to Contract fees and expenses, the yield of the Money Market I or II Fund may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund are less than the daily portion of the separate account charges, the Purchase Unit Value will decrease. In the case of negative yields, your investment in the Money Market I or II Fund will lose value.

PREMIUM ENHANCEMENT CREDIT

From time to time, VALIC may offer a 2% premium enhancement credit ("Premium Enhancement") to a Participant meeting certain criteria as described below. The Premium Enhancement will be added to the Account Value as earnings, allocated to the Fixed and Variable Account Options in the same manner as the Participant's Eligible Deposits to the account.

Eligibility Criteria

Participants. An "Eligible Participant" is any Participant establishing a new Portfolio Director account in the nonqualified or IRA markets that is subject to a full Contract surrender charge.

Rollover Deposits. A Premium Enhancement of 2% will be paid following the receipt and crediting of an initial Purchase Payment of $50,000 or more that is rolled over or transferred directly to VALIC from a non-VALIC retirement contract or program ("Eligible Deposit") on or after the endorsement effective date. We will total all such Eligible Deposits that we receive within a 90-day period from the date of the initial Purchase Payment in order to meet the $50,000 minimum requirement. An Eligible Deposit does not include a Purchase Payment made after 90 days from the initial Purchase Payment; a periodic Purchase Payment made to the Contract under a salary reduction arrangement; a Purchase Payment attributable to employer contributions; or a transfer or exchange from any other VALIC product. Eligibility for the Premium Enhancement will immediately end if an Eligible Participant takes a withdrawal from the Contract any time after we credit a Premium Enhancement to the Account Value. Participants may not transfer amounts in and out of a Contract to receive multiple bonuses on the same monies.

--------------------------------------------------------------------------------


Contracts. This program is available only to Portfolio Director accounts in the nonqualified and IRA markets at this time. This does not include the Portfolio Director Freedom Plus IRA Contract.

Important Information Applicable to the Premium Enhancement Credit

The Premium Enhancement will not be counted as premium for contribution limits and is not considered to be an "Eligible Purchase Payment" for the IncomeLOCK program; however, any earnings on the Premium Enhancement will be included as a part of the Anniversary Value. The Premium Enhancement will be immediately available for withdrawal, annuitization or payment of a death benefit; thus, the participant will be vested in the amount of the Premium Enhancement. The Premium Enhancement and any gains or losses attributable to it will be treated as "earnings" for all purposes under the Contract. As such, the Premium Enhancement will be subject to all of the rights and limitations that would otherwise apply under the Contract to earnings, gains or other credits. We may offer this Premium Enhancement program for certain periods each year. We reserve the right to modify, suspend or terminate the Premium Enhancement for Contracts that have not yet been issued. Additionally, we reserve the right to withhold payment of the Premium Enhancement until the expiration of the Contract's free look period. The Premium Enhancement may not be available in all states or through the broker-dealer with which your financial advisor is affiliated. Please check with your financial advisor for availability and any other restrictions.

STOPPING PURCHASE PAYMENTS

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time during the Purchase Period. The value of the Purchase Units will continue to vary, and your Account Value will continue to be subject to charges. The Account Value will be considered surrendered when you begin the Payout Period. You may not make Purchase Payments during the Payout Period.

If both your Account Value and Purchase Payments (less any withdrawals) fall below $300, and you do not make any Purchase Payments for at least a two year period, we may close the account and pay the Account Value to the Participant. We will not assess a surrender charge in this instance. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer's plan.

INCOMELOCK

IncomeLOCK is a living benefit option available with VALIC's Portfolio Director Fixed and Variable Annuity Contracts. It is a guaranteed minimum withdrawal benefit that protects against market downturns and allows you to receive an income based on your Contract's highest anniversary value during the benefit's first 10 years, as more fully described below. GPS or any other advisory service offered by VALIC Financial Advisors, Inc. may not be available under certain Contracts if you select IncomeLOCK. Please check with your financial advisor for availability.

IncomeLOCK automatically locks-in the highest Anniversary Value (the MAV) during the first 10 years after it is elected (each, a "Benefit Year") and guarantees annual withdrawals based on the MAV over the period that the Benefit is in effect. You may be able to extend the MAV Evaluation Period for an additional ten years as discussed below (an "Extension"). Additionally, you may take withdrawals over the lifetime of the owner as more fully described below.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after the benefit anniversary following your 65th birthday and your withdrawals do not exceed the maximum annual withdrawal percentage of 5% in any Benefit Year. You may begin taking withdrawals under the Benefit immediately following the date the Endorsement is issued for your Contract (the "Endorsement Date"). See "Surrender of Account Value" for more information regarding the effects of withdrawals on the components of the Benefit and a description of the effect of RMDs on the Benefit.

The table below is a summary of the IncomeLOCK feature and applicable components of the Benefit.

                                     MAXIMUM                 MAXIMUM
                                      ANNUAL     INITIAL      ANNUAL
                                    WITHDRAWAL   MINIMUM    WITHDRAWAL
                                    PERCENTAGE  WITHDRAWAL  PERCENTAGE
                                      PRIOR    PERIOD PRIOR     IF
                                      TO ANY      TO ANY    EXTENSION
          TIME OF FIRST WITHDRAWAL  EXTENSION   EXTENSION   IS ELECTED
          ------------------------  ---------- ------------ ----------
          Before 5th Benefit
            Year anniversary.......      5%       20 Years       5%
          On or after 5th Benefit
            Year anniversary.......      7     14.28 Years       7
          On or after 10th Benefit
            Year anniversary.......     10        10 Years       7
          On or after 20th Benefit
            Year anniversary.......     10        10 Years      10
          On or after the Benefit
            Anniversary following              Life of the
            the Contract owner's                  Contract
            65th birthday..........      5           owner*      5

--------------------------------------------------------------------------------

--------
* Lifetime withdrawals are available so long as your withdrawals remain within the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year, and if the excess is not solely a result of RMDs attributable to this Contract, lifetime withdrawals will no longer be available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

Calculation of the value of each component of the Benefit

First, we determine the Benefit Base. If IncomeLOCK is selected after Contract issue, the initial Benefit Base is equal to the Account Value on the Endorsement Date, which must be at least $50,000. We reserve the right to limit the Account Value that will be considered in the initial Benefit Base to $1 million without our prior approval. If IncomeLOCK is selected at Contract issue, the initial Benefit Base is equal to the initial Purchase Payment, which must be at least $50,000. In addition, if IncomeLOCK is selected at Contract issue, the amount of Purchase Payments received during the first two years after your Endorsement Date will be considered Eligible Purchase Payments and will immediately increase the Benefit Base. Any Purchase Payments we receive after your Endorsement Date, if IncomeLOCK is selected after Contract issue (or more than two years after your Endorsement Date, if IncomeLOCK is selected at Contract issue) are considered Ineligible Purchase Payments. Eligible Purchase Payments are limited to $1 million without our prior approval.

On each Benefit Anniversary throughout the MAV Evaluation Period, the Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current Benefit Base and any previous year's Anniversary Value. Other than reductions made for withdrawals (including excess withdrawals), the Benefit Base will only be adjusted upwards. Note that during the MAV Evaluation Period the Benefit Base will never be lowered if Anniversary Values decrease as a result of investment performance. For effects of withdrawals on the Benefit Base, see the "Surrender of Account Value" section in this prospectus.

Second, we consider the Maximum Anniversary Value (MAV) Evaluation Period, which begins on the Endorsement Date (the date that we issue the Benefit Endorsement to your Contract) and ends on the 10th anniversary of the Endorsement Date. Upon the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the Anniversary Value, which equals your Account Value on any Benefit Anniversary during the MAV Evaluation Period, minus any Ineligible Purchase Payments. Note that the earnings on Ineligible Purchase Payments, however, are included in the Anniversary Value.

Fourth, we determine the Maximum Annual Withdrawal Amount, which represents the maximum amount that may be withdrawn each Benefit Year without creating an excess withdrawal and is an amount calculated as a percentage of the Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal, or, for lifetime withdrawals, the age of the owner when the first withdrawal is taken. Applicable percentages are shown in the IncomeLOCK summary table above. If the Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that Benefit Anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new Benefit Base. If the Benefit Base is increased as a result of Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Lastly, we determine the Minimum Withdrawal Period, which is the minimum period over which you may take withdrawals under this feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin, and is re-calculated when the Benefit Base is adjusted to a higher Anniversary Value by dividing the Benefit Base by the Maximum Annual Withdrawal Amount. Please see the IncomeLOCK summary table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals. For effects of withdrawals on the Minimum Withdrawal Period, see the Minimum Withdrawal Period chart below in the "Surrender of Account Value" section of this prospectus.

Cancellation of IncomeLOCK

IncomeLOCK may be cancelled on the 5th Benefit Anniversary, the 10th Benefit Anniversary, or any Benefit Anniversary thereafter. Once IncomeLOCK is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect IncomeLOCK after cancellation.

Automatic Termination of IncomeLOCK

The feature automatically terminates upon the occurrence of one of the following:

1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

--------------------------------------------------------------------------------


2. Full or partial annuitization of the Contract; or

3. Full surrender of the Contract; or

4. A death benefit is paid, or

5. You elect to take a loan from the Contract; or

6. Your spousal Beneficiary elects to continue the Contract without IncomeLOCK.

We also reserve the right to terminate the feature if Withdrawals in excess of the Maximum Annual Withdrawal amount in any Benefit Year reduce the Benefit Base by 50% or more.

Lifetime withdrawals will not be available in the event of:

1. An ownership change which results in a change of the older owner;* or

2. Withdrawals prior to the Benefit Anniversary following the 65th birthday of the owner; or

3. Death of the owner; or

4. A withdrawal in excess of the 5% Maximum Annual Withdrawal Amount.**
--------
* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** However, if an RMD withdrawal for this Contract exceeds the Maximum Annual
   Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated as long as withdrawals of RMDs are determined solely with reference to this Contract and the benefits thereunder, without aggregating the Contract with any other contract or account. See the "Surrender of Account Value" section in this prospectus.

TRANSFERS BETWEEN INVESTMENT OPTIONS
--------------------------------------------------------------------------------


You may transfer all or part of your Account Value between the various Fixed and Variable Account Options in Portfolio Director without a charge. Transfers may be made during the Purchase Period or during the Payout Period, subject to certain restrictions. WE RESERVE THE RIGHT TO LIMIT THE NUMBER, FREQUENCY (MINIMUM PERIOD OF TIME BETWEEN TRANSFERS) OR DOLLAR AMOUNT OF TRANSFERS YOU CAN MAKE AND TO RESTRICT THE METHOD AND MANNER OF PROVIDING OR COMMUNICATING TRANSFERS OR REALLOCATION INSTRUCTIONS. You will be notified of any changes to this policy through newsletters or information posted on www.valic.com.

DURING THE PURCHASE PERIOD -- POLICY AGAINST MARKET TIMING AND FREQUENT
TRANSFERS

VALIC has a policy to discourage excessive trading and market timing. Our investment options are not designed to accommodate short-term trading or "market timing" organizations, or individuals engaged in certain trading strategies, such as programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of a mutual fund. These trading strategies may be disruptive to mutual funds by diluting the value of the fund shares, negatively affecting investment strategies and increasing portfolio turnover. Excessive trading also raises fund expenses, such as recordkeeping and transaction costs, and harms fund performance. Further, excessive trading of any amount, including amounts less than $5,000, harms fund investors, as the excessive trader takes security profits intended for the entire fund, in effect forcing securities to be sold to meet redemption needs. The premature selling and disrupted investment strategy causes the fund's performance to suffer, and exerts downward pressure on the fund's price per share.

Accordingly, VALIC implemented certain policies and procedures intended to hinder short-term trading. If an investor sells fund shares valued at $5,000 or more, whether through an exchange, transfer, or any other redemption, the investor will not be able to make a purchase of $5,000 or more in that same fund for 30 calendar days.

This policy applies only to investor-initiated trades of $5,000 or more, and does not apply to the following:

  .   Plan-level or employer-initiated transactions;

  .   Purchase transactions involving transfers of assets or rollovers;

  . Retirement plan contributions, loans, and distributions (including hardship withdrawals);

  .   Roth IRA conversions or IRA recharacterizations;

  .   Systematic purchases or redemptions; or

  .   Trades of less than $5,000.

Transfers resulting from your participation in the GPS Portfolio Manager Program administered by VALIC Financial Advisors, Inc. will not count against these transfer limitations.

As described in a fund's prospectus and statement of additional information, in addition to the above, fund purchases, transfers and other redemptions may be subject to

--------------------------------------------------------------------------------

other investor trading policies, including redemption fees, if applicable. Certain funds may set limits on transfers in and out of a fund within a set time period in addition to or in lieu of the policy above. Also, an employer's benefit plan may limit an investor's rights to transfer.

We intend to enforce these investor trading policies uniformly. We make no assurances, however, that all the risks associated with frequent trading will be completely eliminated by these policies and/or restrictions. If we are unable to detect or prevent market timing activity, the effect of such activity may result in additional transaction costs for the investment options and dilution of long-term performance returns. Thus, an investor's account value may be lower due to the effect of the extra costs and resultant lower performance. We reserve the right to modify these policies at any time.

The Fixed Account Options are subject to additional restrictions:

FIXED ACCOUNT OPTION            VALUE         FREQUENCY                            OTHER RESTRICTIONS
--------------------            -----         ---------                            ------------------
Fixed Account Plus:        Up to 20% per     At any time  If you transfer assets from Fixed Account Plus to another investment
                           Participant Year               option, any assets transferred back into Fixed Account Plus within 90 days may receive a different rate of interest than your new Purchase
                                                          Payments.(1)

                           100%              At any time  If Account Value is less than or equal to $500.

Short-Term Fixed Account:  Up to 100%        At any time  After a transfer into the Short-Term Fixed Account, you may not make a transfer from the Short-Term Fixed Account for 90 days.(2)

Multi-Year Option(3):      Up to 100%        At any time  Withdrawals or Transfers subject to market value adjustment if prior to the end of an MVA term. Each MVA Band will require a minimum transfer amount, as described in the Contract.(4)

--------
(1) Your employer may further limit or expand the restrictions. We may charge for those modified restrictions if specified in your employer's retirement plan.
(2) VALIC may change this holding period at any time in the future, but it will never be more than 180 days.
(3) The Multi-Year Option may not be available unless it has been selected as an option for your employer's retirement plan.
(4) The minimum transfer amount may be changed from time to time by the Company.

Contracts issued in connection with certain plans or programs may have different transfer restrictions due to the higher interest rates offered on Fixed Account Plus. From time to time we may waive the 20% transfer restriction on Fixed Account Plus for transfers to the Multi-Year Option or to other investment options.

COMMUNICATING TRANSFER OR REALLOCATION INSTRUCTIONS

Transfer instructions may be given by telephone, through the internet (VALIC Online), using the self-service automated phone system (VALIC by Phone), or in writing. We encourage you to make transfers or reallocations using VALIC Online or VALIC by Phone for most efficient processing. We will send a confirmation of transactions to the Participant within five days from the date of the transaction. It is your responsibility to verify the information shown and notify us of any errors within 30 calendar days of the transaction.

Generally, no one may give us telephone instructions on your behalf without your written or recorded verbal consent. Financial advisors or authorized broker-dealer employees who have received client permission to perform a client-directed transfer of value via the telephone or internet will follow prescribed verification procedures.

When receiving instructions over the telephone or online, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or online. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

EFFECTIVE DATE OF TRANSFER

The effective date of a transfer will be:

  . The date of receipt, if received in our Home Office before Market Close; otherwise,

  .   The next date values are calculated.

--------------------------------------------------------------------------------


TRANSFERS DURING THE PAYOUT PERIOD

During the Payout Period, transfer instructions must be given in writing and mailed to our Home Office. Transfers may be made between the Contract's investment options subject to the following limitations:

PAYOUT OPTION                                        % OF ACCOUNT VALUE                     FREQUENCY
-------------                                        ------------------                     ---------
Variable Payout:                                         Up to 100%                    Once every 365 days
Combination Fixed and Variable Payout:  Up to 100% of money in variable option payout  Once every 365 days
Fixed Payout:                                           Not permitted                          N/A

FEES AND CHARGES
--------------------------------------------------------------------------------


By investing in Portfolio Director, you may be subject to these fees and charges:

  .   Account Maintenance Charge

  .   Surrender Charge

  .   Premium Tax Charge

  .   Separate Account Charges

  .   Market Value Adjustment

  .   IncomeLOCK

  .   Other Tax Charges

These fees and charges are applied to the Fixed and Variable Account Options in proportion to the Account Value as explained below. Unless we state otherwise, we may profit from these fees and charges. For additional information about these fees and charges, see the "Fee Tables." In addition, certain charges may apply to the Multi-Year Option, which are discussed at the end of this section. More detail regarding Mutual Fund fees and expenses may be found in the prospectus for each Mutual Fund, available at www.valic.com.

ACCOUNT MAINTENANCE CHARGE

During the Purchase Period an account maintenance charge of $3.75 will be deducted on the last Business Day of each calendar quarter if any of your money is invested in the Variable Account Options. We will sell Purchase Units from your account to pay the account maintenance charge. If all your money in the Variable Account Options is withdrawn, or transferred to a Fixed Account Option, the charge will be deducted at that time. The charge will be assessed equally among the Variable Account Options that make up your Account Value. We do not charge an account maintenance charge during the Payout Period.

The account maintenance charge is to reimburse the Company for our administrative expenses. This includes the expense for establishing and maintaining the record keeping for the Variable Account Options. Certain Contracts may not be subject to this charge, as described below.

SURRENDER CHARGE

When you withdraw money from your account, you may be subject to a surrender charge that will be deducted from the amount withdrawn. For information about your right to surrender, see "Surrender of Account Value" in this prospectus.

Amounts exchanged from other contracts issued by the Company may or may not be subject to a surrender charge. After the exchange, it is assumed that any new Purchase Payments are withdrawn before the exchanged amount. For more information, see "Exchange Privilege" in the Statement of Additional Information.

AMOUNT OF SURRENDER CHARGE

A surrender charge will be the lessor of:

  . Five percent (5%) of the amount of all Purchase Payments received during the past 60 months; or

  .   Five percent (5%) of the amount withdrawn.

10% FREE WITHDRAWAL

In any Participant Year, up to 10% of the Account Value may be withdrawn without a surrender charge. The surrender charge will apply to any amount withdrawn that exceeds this 10% limit. The percentage withdrawn will be determined by dividing the amount withdrawn by the Account Value just prior to the withdrawal. If more than one withdrawal is made during a Participant Year, each percentage will be added to determine at what point the 10% limit has been reached.

These 10% withdrawals without charge do not reduce Purchase Payments for the purpose of computing the surrender charge. If a surrender charge is applied to all or part of a Purchase Payment, no surrender charge will be applied to such Purchase Payment (or portion thereof) again. There may be a 10% premature distribution tax penalty for taking a withdrawal prior to age 59 1/2. See "Federal Tax Matters" for more information.

--------------------------------------------------------------------------------


EXCEPTIONS TO SURRENDER CHARGE

No surrender charge will be applied:

  .   To money applied to provide a Payout Option;

  .   To death benefits;

  . If no Purchase Payments have been received during the 60 months prior to the date of surrender;

  .   If your account has been in effect for 15 years or longer;

  . If your account has been in effect for 5 years or longer, and you have attained age 59 1/2;

  .   To "No Charge Systematic Withdrawals";

  . Under certain contracts, to withdrawals under the No Charge Minimum Distribution provisions;

  . If you have become totally and permanently disabled, defined as follows: you are unable, due to mental or physical impairment, to perform the material and substantial duties of any occupation for which you are suited by means of education, training or experience; the impairment must have been in existence for more than 180 days; the impairment must be expected to result in death or be long-standing and indefinite and proof of disability must be evidenced by a certified copy of a Social Security Administration determination or a doctor's verification; or

  . If you are at least 55 years old, are no longer employed by the employer that established the plan, and your account under the plan was established at least 5 years prior to the date of surrender.

We may waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC product. You will, however, be subject to a surrender charge, if any, in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

PREMIUM TAX CHARGE

Premium taxes are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%, depending on whether the Contract is qualified or nonqualified. Such tax will be deducted from the Account Value when annuity payments are to begin. We will not profit from this charge.

SEPARATE ACCOUNT CHARGES

The Separate Account charges for each Variable Investment Option are shown in the Fee Tables of this prospectus. The charges range from 0.15% to 0.65% during the Purchase Period and 0.75% to 1.25% during the Payout Period of the average daily net asset value of VALIC Separate Account A. The exact rate depends on the Variable Account Option selected. This charge is guaranteed and cannot be increased by the Company. These charges are to compensate the Company for assuming certain risks under Portfolio Director. The Company assumes the obligation to provide payments during the Payout Period for your lifetime, no matter how long that might be. In addition, the Company assumes the obligation, during the Purchase Period, to pay an interest guaranteed death benefit. The Separate Account charges also may cover the costs of issuing and administering Portfolio Director and administering and marketing the Variable Account Options, including but not limited to enrollment, participant communication and education. Separate Account Charges are applied to Variable Account Options during both the Purchase Period and Payout Period.

The Separate Account charges may be reduced if issued to certain types of plans that are expected to result in lower costs to VALIC, as discussed below.

REDUCTION OR WAIVER OF ACCOUNT MAINTENANCE, SURRENDER, OR SEPARATE ACCOUNT
CHARGES

We may, as described below, determine that the account maintenance charge, surrender charges, or Separate Account charges for Portfolio Director may be reduced or waived. We may reduce or waive these charges if we determine that your retirement program will allow us to reduce or eliminate administrative or sales expenses that we usually incur for retirement programs. There are a number of factors we will review in determining whether your retirement program will allow us to reduce or eliminate these administrative or sales expenses:

  . The type of retirement program. Certain types of retirement programs, because of their stability, can result in lower administrative costs.

  . The nature of your retirement program. Certain types of retirement programs, due to the types of employees who participate, experience fewer account surrenders, thus reducing administrative costs.

  . Other factors of which we are not presently aware that could reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive account maintenance charges:

  . The frequency of Purchase Payments for your retirement program. Purchase Payments received no more than once a year can reduce administrative costs.

  . The administrative tasks performed by your employer for your retirement program.

--------------------------------------------------------------------------------


The employer sponsoring your retirement program can, through its method of remitting Purchase Payments, reduce administrative costs.

We review the following additional factors to determine whether we can reduce or waive surrender charges:

  . The size of your retirement program. A retirement program that involves a larger group of employees may allow us to reduce sales expenses.

  . The total amount of Purchase Payments to be received for your retirement program. Larger Purchase Payments can reduce sales expenses.

  . The use of mass enrollment or related administrative tasks performed by your employer for your retirement program.

We review the following additional factors to determine whether we can reduce or waive the Separate Account charges:

  .   The frequency of Purchase Payments for your retirement program.

  .   The size of your retirement program.

  .   The amount of your retirement program's periodic Purchase Payment.

  .   The method of remitting periodic Purchase Payments.

In no event will the reduction or waiver of fees and charges be permitted where the reduction or waiver will unfairly discriminate against any person.

Additionally, under certain circumstances, and at VALIC's sole discretion, VALIC may issue a Contract credit for amounts transferred on behalf of a group contract from another plan or provider, pursuant to the terms of the Contract.

SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS

Some of the Mutual Funds or their affiliates have an agreement with the Company to pay the Company for administrative, recordkeeping and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. We receive payments for the administrative services we perform, such as account recordkeeping, mailing of Fund related information and responding to inquiries about the Funds. Currently, these payments range from 0.00% to 0.10% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. We may also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund. WE USE THESE FEES RECEIVED TO DIRECTLY REDUCE THE SEPARATE ACCOUNT CHARGES; THUS, THE NET SEPARATE ACCOUNT CHARGES ARE REFLECTED IN THE FEE TABLES. The Separate Account Charges are guaranteed and may not be increased for the life of the Contracts. From time to time some of these fund arrangements may be renegotiated so that we receive a greater payment than previously paid. These fee arrangements do not result in any additional charges to Contract Owners or Participants.

MARKET VALUE ADJUSTMENT ("MVA")

Under the Multi-Year Option, you may establish one or more new Multi-Year Option guarantee periods (MVA Bands) with a minimum amount, as described in the Contract, per MVA Band in states in which the Multi-Year Option has been approved. The Company may change the minimum from time to time. Each MVA Band will be guaranteed to receive a stated rate of interest through the end of the selected MVA term. We guarantee your Multi-Year Option will earn at least the lowest minimum interest rate applicable to any of the fixed interest options in the Contract. A withdrawal will generally be subject to a surrender charge if it exceeds the amount of any free withdrawal amount permitted under your Contract. Withdrawals or transfers from an MVA Band prior to the end of the MVA term will be subject to a market value adjustment, unless an exception applies. This adjustment may be positive or negative, based upon the differences in selected interest rates at the time the MVA Band was established and at the time of the withdrawal. This adjustment will not apply upon the Owner's death, or if the Contract Owner is not a natural person, upon the death of the Annuitant. This adjustment applies independently from surrender charges, and can apply to a 10% free withdrawal. The market value adjustment may be waived for distributions that are required under your Contract. It will also be waived for 30 days following the end of an MVA term. Loans are not available from the Multi-Year Option. Please review your Contract for additional information on the Multi-Year Option.

INCOMELOCK

The annualized fee for IncomeLOCK is calculated as 0.65% of the Benefit Base for all years in which the feature is in effect. You should keep in mind that an increase in the Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in the Benefit Base due to withdrawals will decrease the dollar amount of the fee. The fee will be calculated and deducted on a proportional basis from your Account Value on the last Business Day of each calendar quarter, starting on the first quarter following your Endorsement Date and ending upon termination of the Benefit. If your Account Value and/or Benefit Base falls to zero before the feature has been terminated, the

--------------------------------------------------------------------------------

fee will no longer be deducted. We will not assess the quarterly fee if you surrender or annuitize your Contract before the end of a quarter.

OTHER CHARGES

We reserve the right to charge for certain taxes that we may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Fees for plan services provided by parties other than VALIC or its affiliates maybe assessed to participant accounts upon the direction or authorization of a plan representative. Additional fees may be withdrawn from client accounts in accordance with a client's independent investment advisory contract. Such withdrawals will be identified on applicable participant account reports or client statements.

Plan loans from the Fixed Account Options may be allowed by your employer's plan. Refer to your plan for a description of charges and other information concerning plan loans. We reserve the right to charge a fee of up to $60 per loan (if permitted under state law) and to limit the number of outstanding loans.

PAYOUT PERIOD
--------------------------------------------------------------------------------

The Payout Period begins when you decide to retire or otherwise withdraw your money in a steady stream of payments. If your employer's plan permits, you may apply any portion of your Account Value to one of the types of payout options listed below. You may choose to have your payout option on either a fixed, a variable, or a combination payout basis. When you choose to have your payout option on a variable basis, you may keep the same Variable Account Options in which your Purchase Payments were made, or transfer to different ones.

FIXED PAYOUT

Under a fixed payout, you will receive payments that are fixed and guaranteed by the Company. The amount of these payments will depend on:

  .   Type and duration of payout option chosen;

  .   Your age or your age and the age of your survivor (1);

  . Your gender or your gender and the gender of your survivor (1) (IRAs and certain nonqualified Contracts);

  .   The portion of your Account Value being applied; and

  .   The payout rate being applied and the frequency of the payments.
--------
   (1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of your payments will be based on the current payout rate the Company uses for immediate annuity contracts.

ASSUMED INVESTMENT RATE

An "Assumed Investment Rate" or "AIR" is the rate used to determine your first monthly Payout Payment per thousand dollars of account value in your Variable Account Option. When you decide to enter the Payout Period, you will select your Payout Option, your Annuity Date, and the AIR. You may choose an AIR ranging from 3.5% to 5% (as prescribed by state law). If you choose a higher AIR, the initial Annuity Payment will be higher, but later payments will increase more slowly during periods of good investment performance, and decrease faster during periods of poor investment performance. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. Your choice of AIR may affect the duration and frequency of payments, depending on the Payout Option selected. For example, a higher AIR will generate a higher initial Payout Payment, but as Payout Payments continue they may become smaller, and eventually could be less than if you had initially selected a lower AIR. The frequency of the Payout Payments may lessen to ensure that each Payout Payment is at least $25 per month.

VARIABLE PAYOUT

With a variable payout, you may select from your existing Variable Account Options. Your payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options you selected. The Payout Unit value is calculated just like the Purchase Unit value for each Variable Account Option except that the Payout Unit value includes a factor for the AIR you select. For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining your first Payout Payment, an AIR of 3.5% is used (unless you select a higher rate as allowed by state law). If the net investment experience of the Variable Account Option exceeds your AIR, your subsequent payments will be greater than your first payment. If the investment experience of the Variable Account Option is lower than your AIR, your subsequent payments will be less than your first payment.

--------------------------------------------------------------------------------


COMBINATION FIXED AND VARIABLE PAYOUT

With a combination fixed and variable payout, you may choose:

  .   From your existing Variable Account Options (payments will vary); with a

  .   Fixed payout (payment is fixed and guaranteed).

PARTIAL ANNUITIZATION

A Participant may choose to annuitize a portion of the Account Value. This will, in essence, divide the Account Value into two parts. The current non-annuitized part would continue as before, while the annuitized part would effectively be moved to a new Payout Payment account. Thus, the death benefit in such a situation would be reduced to the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account, such as a payout for a guaranteed period.

PAYOUT DATE

The payout date is the date elected by you on which the annuity Payout Payments will start. The date elected must be the first of any month. A request to start payments must be received in our Home Office on a form approved by VALIC. This request must be received by VALIC by at least the fifteenth (15th) day of the month prior to the month you wish your annuity payments to start. Your account will be valued ten days prior to the beginning of the month in which the Payout Payments will start.

The following additional rules also apply when determining the payout date:

  . The earliest payout date for a nonqualified contract, an IRA, or a Roth IRA, is established by the terms of the contract, and generally can be any time from age 50 to age 85, and may not be later than age 85 without VALIC's consent.

  . The earliest payout date for all other qualified contracts is generally subject to the terms of the employer-sponsored plan (including 403(b) plans and programs) under which the contract is issued and the federal tax rules governing such contracts and plans.

  . Distributions from qualified contracts issued under employer-sponsored retirement plans generally are not permitted until after you stop working for the employer sponsoring the plan, unless you have experienced a qualifying financial hardship (or in the case of a 457(b) plan, an unforeseeable emergency) or unless you have become disabled.

  . In certain cases, and frequently in the case of your voluntary deferrals to a 403(b) or a 401(k) plan, you may begin taking distributions when you attain age 59 1/2 even if you are still working for the employer sponsoring the plan.

  . Except in the case of nonqualified contracts, IRAs, and Roth IRAs, distributions generally must begin no later than April 1 following the calendar year you reach age 701/2 or the calendar year in which you retire, if later. Similar rules apply to IRAs, however distributions from those contracts may not be postponed until after retirement.

  . All contracts require distributions to commence within a prescribed period after the death of the Contract Owner/Participant, subject to the specific rules which apply to the type of plan or arrangement under which the contract is issued.

  . The Contract may also impose minimum amounts for annuity payments, either on an annual or on a more frequent periodic basis.

For additional information on plan-level distribution restrictions and on the minimum distribution rules that apply to payments under 403(b), 401, 403(a) and 457 plans, simplified employee plans ("SEPs") or IRAs, see "Federal Tax Matters" in this prospectus and in the SAI.

PAYOUT OPTIONS

You may specify the manner in which your Payout Payments are made. You may select one of the following options:

1. LIFE ONLY -- payments are made only to you during your lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one Payout Payment if the Annuitant died prior to the date of the second payment, or two if the Annuitant died before the third payment.

2. LIFE WITH GUARANTEED PERIOD -- payments are made to you during your lifetime, but if you die before the guaranteed period has expired, your beneficiary can receive payments for the rest of your guaranteed period, or take a lump-sum distribution.

3. LIFE WITH CASH OR UNIT REFUND -- payments are made to you during your lifetime. These payments are based upon your life expectancy and will continue for as long as you live. If you do not outlive the life expectancy calculated for you, upon your death, your Beneficiary may receive an additional payment. The payment under a Fixed Annuity, if any, is equal to the Fixed Annuity value of the Participant's Account at the time it was valued for the Payout Date, less the Payout Payments. The payment under a Variable Annuity, if any, is equal to the Variable Annuity value of the

--------------------------------------------------------------------------------

   Participant's Account as of the date we receive Proof of Death, less the Payout Payments.

4. JOINT AND SURVIVOR LIFE -- payments are made to you during the joint lifetime of you and a second person. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at the death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to the date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of the third payment.

5. PAYMENT FOR A DESIGNATED PERIOD -- payments are made to you for a select number of years between five and 30. Upon your death, payments will continue to your beneficiary until the designated period is completed.

PAYOUT INFORMATION

Once your Payout Payments have begun, the option you have chosen may not be stopped or changed. Any one of the Variable Account Options may result in your receiving unequal payments during the Payout Period. If payments begin before age 59 1/2, you may suffer unfavorable tax consequences, in the form of a penalty tax, if you do not meet an exception under federal tax law. See "Federal Tax Matters."

Under certain retirement plans, federal pension law may require that payments be made under the joint and survivor life payout option.

Most Payout Payments are made monthly. The first Payout Payment must total at least $25, and the annual payment must be at least $100. If the amount of a payment is less than $25, we reserve the right to reduce the frequency of payments so that each payment is at least $25, subject to any limitations under the Contract or plan.

For more information about payout options or enhancements of those payout options available under the Contract, see the Statement of Additional Information.

SURRENDER OF ACCOUNT VALUE
--------------------------------------------------------------------------------


WHEN SURRENDERS ARE ALLOWED

You may withdraw all or part of your Account Value at any time before the Payout Period begins if:

  .   allowed under federal and state law; and

  .   allowed under your employer's plan.

For Purchase Payments that are contributions made under your employer's plan, such as a 401(a) or (k) qualified cash or deferred arrangement or a 403(b) plan, surrenders are subject to the terms of the plan, in accordance with the Code. Qualified plans often require certain conditions to be met before a distribution or withdrawal may take place. See "Surrender Restrictions" below.

For an explanation of charges that may apply if you surrender your Account Value, see "Fees and Charges" in this prospectus. Additionally, you may incur a 10% federal tax penalty for partial or total surrenders made before age 59 1/2.

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until we receive instructions from the appropriate regulator, due to the USA Patriot Act.

SURRENDER PROCESS

If you are allowed to surrender all or a portion of your Account Value during the Purchase Period as noted above, then you must complete a surrender request form and mail it to our Home Office. We will mail the surrender value to you within seven calendar days after we receive your request if it is in good order. Good order means that all paperwork is complete and signed or approved by all required persons, and any necessary supporting legal documents or plan forms have been received in correct form.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See your current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment that has not cleared the banking system. We may delay payment of that portion of your surrender value until the check clears.

AMOUNT THAT MAY BE SURRENDERED

The amount that may be surrendered during the Purchase Period can be determined as follows:

                  Allowed   = (EQUALS)  Your Account Value(1)
                 Surrender                    - (MINUS)
                   Value                   Any Applicable
                                          Surrender Charge

--------
(1) Equals the Account Value next computed after your properly completed request for surrender is received in our Home Office.

--------------------------------------------------------------------------------


There is no guarantee that the surrender value in a Variable Account Option will ever equal or exceed the total amount of your Purchase Payments received by us.

SURRENDER RESTRICTIONS

Generally, Code section 403(b)(11) permits total or partial distributions from your voluntary contributions to a 403(b) contract only on account of hardship (employee contributions only without accrued interest), attainment of age
59 1/2, separation from service, death or disability. Similar restrictions apply to any amount transferred to a 403(b) contract from a 403(b)(7) custodial account. In addition, beginning for contracts issued on or after January 1, 2009, employer contributions and non-elective contributions to a 403(b) annuity contract are subject to restrictions specified in Treasury regulations as specifically imposed under the employer's plan.

Under the TEXAS STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender will be allowed except upon attainment of age 70 1/2, retirement or other termination of employment or death.

Under the FLORIDA STATE OPTIONAL RETIREMENT PROGRAM, no surrender or partial surrender of Purchase Payments made by the employer will be allowed except upon termination of employment, retirement or death. Benefit payments based on payments from the employer may not be paid in a lump sum or for a period certain, but must be paid under a life contingency option, except for:

  .   death benefits; and

  .   certain small amounts approved by the State of Florida.

Under the LOUISIANA OPTIONAL RETIREMENT PLAN retirement benefits must be paid in the form of a lifetime income, and except for death benefits, single sum surrenders and partial surrenders out of the plan are not permitted, unless they are rollovers to another qualified plan or IRA.

Other employer-sponsored plans may also impose restrictions on the timing and form of surrenders from the Contract.

PARTIAL SURRENDERS

You may request a partial surrender of your Account Value at any time during the Purchase Period, subject to any applicable surrender restrictions. A partial surrender plus any surrender charge will reduce your Account Value. Partial surrenders will be paid from the Fixed Account Options first unless otherwise specified by you.

The reduction in the number of Purchase Units credited to your Variable Account Option Account Value will equal:

                The amount            /        Your Purchase Units
           surrendered from the    (DIVIDED  next computed after the
          Variable Account Option    BY)       written request for
                 + (PLUS)                    surrender is received at
           Any surrender charge                  our Home Office

The surrender value will be reduced by the full quarterly account maintenance charge in the case of a full surrender during a quarter.

SYSTEMATIC WITHDRAWALS

You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract ("No Charge" systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for:

  .   Payments to be made to you; and

  .   Payment over a stated period of time, but not less than five years; and

  . Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made).

We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Account Options that you selected. You may select the specific Investment Option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year Option. A market value adjustment may apply to systematic withdrawals unless you choose the Fixed Interest Only payment option. Once begun, a "No Charge" systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a "No Charge" systematic withdrawal may not be elected again. Systematic withdrawals that are not "No Charge" systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.

DISTRIBUTIONS REQUIRED BY FEDERAL TAX LAW

There will be no surrender charge on a minimum distribution required by federal tax law (known as "No Charge" Minimum Distribution), if the withdrawal:

  .   Is made payable to you; and

  . Does not exceed the amount required under federal tax law as determined by the values in your Portfolio Director Contract and VALIC.

You may select the specific investment option(s) from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested, including the Multi-Year

--------------------------------------------------------------------------------

Option. This Contract feature will not be available in any year that an amount has been withdrawn under the "No Charge" systematic withdrawal method. See "Federal Tax Matters" for more information about required distribution rules imposed by the Internal Revenue Service ("IRS").

INCOMELOCK

The Maximum Annual Withdrawal Amount, Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if a jointly owned nonqualified Contract, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after the Benefit Anniversary following your 65th birthday (older owner 65th birthday if jointly owned) and wish to receive lifetime withdrawals, the Maximum Annual Withdrawal Amount is calculated as 5% of the Benefit Base. At any time, if the amount of withdrawals exceeds 5% of the Benefit Base in a Benefit Year, you will not be guaranteed to receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the "IncomeLOCK" section above, based on when you made your first withdrawal and reduced by withdrawals already taken.

The amount of any withdrawal which exceeds the Maximum Annual Withdrawal Amount because of RMDs required to comply with the minimum distribution requirements of Code section 401(a)(9) and related provisions of the Code and regulations, as determined solely with reference to this Contract and the benefits thereunder, will not be treated as an excess withdrawal providing that all of the following conditions are met:

1. No Withdrawals in addition to the RMD are taken in that same year;

2. Any RMD withdrawal is based only on the value of the Contract (including endorsements) and the benefits thereunder;

3. If the Endorsement Date is on or before the Required Beginning Date (RBD) of your RMD, you take the first yearly RMD withdrawal in the calendar year you attain age 70 1/2, or retire, if applicable; and

4. You do not make any RMD withdrawal that would result in you being paid in any Benefit Year more than one calendar year's RMD amount.

Any portion of a RMD withdrawal that is based on amounts greater than those set forth above will be considered an excess withdrawal. This will result in the cancellation of lifetime withdrawals and further may reduce your remaining Minimum Withdrawal Period.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered excess withdrawals. We define excess withdrawals as either: 1) any withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess withdrawals will reduce the Benefit Base by the greater of: (a) the amount of the excess withdrawal; or (b) the relative size of the excess withdrawal in relation to the Account Value on the next Benefit Anniversary after the excess withdrawal. This means that if Account Value is less than the Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of IncomeLOCK are further explained below. Additionally, several examples that show the effects of withdrawals have been included in an appendix to this prospectus.

ACCOUNT VALUE: Any withdrawal reduces the Account Value by the amount of the withdrawal.

BENEFIT BASE:  Withdrawals reduce the Benefit Base as follows:

1. All withdrawals up to the Maximum Annual Withdrawal Amount, and any withdrawals in excess of the Maximum Annual Withdrawal Amount which are due solely to RMDs (as more specifically described above), will reduce the Benefit Base by the dollar amount of the withdrawal;

2. Excess withdrawals as described above reduce the Benefit Base to the lesser of (a) or (b), where:

      (a) is the Benefit Base immediately prior to the excess withdrawal minus the amount of the excess withdrawal, or;

      (b) is the Benefit Base immediately prior to the excess withdrawal reduced in the same proportion by which the Account Value on the next Benefit Anniversary after the excess withdrawal is reduced by the amount of the excess withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA"): The MAWA will be adjusted as follows:

1. If there are no excess withdrawals in a Benefit Year, no further changes are made to the MAWA for the next Benefit Year.

2. If there are excess withdrawals in a Benefit Year, the MAWA will be recalculated on the next Benefit Anniversary. The new MAWA will equal the new Benefit Base on that Benefit Anniversary after the Withdrawal divided by the new Minimum Withdrawal Period on that Benefit Anniversary. The new MAWA may be lower than your previously calculated MAWA.

--------------------------------------------------------------------------------


MINIMUM WITHDRAWAL PERIOD: The Minimum Withdrawal Period ("MWP") is calculated as follows:

1. If there are no excess withdrawals during a Benefit Year, the new MWP will be the Benefit Base after the withdrawal divided by the current MAWA.

2. If there are excess withdrawals during a Benefit Year, the new MWP will equal the MWP calculated at the end of the prior Benefit Year reduced by one year. In the case of lifetime withdrawals, such an excess withdrawal will cancel that period and the new MWP will be determined by diving the new Benefit Base by the new MAWA.

IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO

If your Account Value is reduced to zero and the Benefit Base is greater than zero, subsequent Purchase Payments will no longer be accepted and a death benefit will not be payable. Further payments under the Contract will be made according to your irrevocable election of one of the following two alternatives:

(1) In a form acceptable to the Company, you may request a lump sum equal to the discounted present value of any remaining guaranteed payments under the Benefit; or,

(2) If no lump sum request is received by the Company during the period described in a notice provided to you by the Company, you will receive an annuity according to the annuitization provisions of your Contract. Absent an alternative election by you, the annuity will consist of annual payments equal to the MAWA, for a period of years equal to the remaining Benefit Base divided by the MAWA. Such payments will be made quarterly unless otherwise elected, and each individual periodic payment will be equal to the pro-rata portion of the annual MAWA based upon the frequency. Prior to the commencement of such payments, you may also elect to receive an alternative form of annuity, in any other actuarially equivalent form permitted under the Contract, subject to any applicable limitations under the Contract or the Plan.

EXTENDING THE MAV EVALUATION PERIOD

At the end of the MAV Evaluation Period, as long as the Benefit is still in effect and the older owner is age 85 or younger, we guarantee that you will be given the opportunity to extend the MAV Evaluation Period for at least one additional evaluation period of 10 years. If you elect to extend the MAV Evaluation
Period, the Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See the "IncomeLOCK" section of this prospectus. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee and Maximum Annual Withdrawal Percentage, will change to those in effect at the time you elect to extend. The components and fees may be different from when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the Benefit Base will no longer be adjusted on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


We issue other fixed and/or variable annuity contracts (other contracts) in addition to Portfolio Director. These other contracts are listed below. We will allow you, under certain conditions, to exchange from one of these other contracts to Portfolio Director. If you elect to exercise one of these exchange offers, you should contact your financial advisor. An exchange may require the issuance of a Contract or may be subject to any other requirements that the Company may impose.

RESTRICTIONS ON EXCHANGE PRIVILEGE

We will impose certain general restrictions and rules on the exchange privileges.

  .   Partial exchanges are not permitted.

  . Exchanges from Portfolio Director to other contract forms are not permitted, except at the discretion of the Company.

  . This exchange privilege is only available for those other contracts listed below.

Additionally, if you have your money in a fixed account of one of the other contracts listed below, you must exchange directly into the Fixed Account Options of Portfolio Director. You will be subject to all of the rules that apply to the Fixed Account Options in Portfolio Director. For example, you will be subject to the rules concerning transfers among investment options as stated in the Transfers Between Investment Options section in this prospectus. We may, at our option, waive any transfer restrictions for a stated period of time. If we waive these transfer restrictions, you will be allowed to exchange to any investment option available in Portfolio Director.

WE RESERVE THE RIGHT TO TERMINATE, MODIFY OR SUSPEND THESE EXCHANGE PRIVILEGES AT ANY TIME.

--------------------------------------------------------------------------------


TAXES AND CONVERSION COSTS

We will impose no fee or charge for these exchanges. Please read the "Federal Tax Matters" section in this prospectus for information about the federal income tax treatment of Portfolio Director.

SURRENDER CHARGES

We will generally not impose existing surrender charges as a result of your electing to exchange from one of the other contracts.

For purposes of determining surrender charges, We often consider time in the contract. For SPQ-181 and SPQ-181-1 Contracts, the contract date for determining surrender charges under Portfolio Director will be the SPQ-181 and SPQ-181-1 contract date plus one year. For example, if you have an SPQ181 contract with a contract date of January 1, 1993, upon exchange into Portfolio Director, the contract date for surrender charges purposes becomes January 1, 1994.

For any other contract, the contract date for determining surrender charges under Portfolio Director will be the same date as the other contract, but no earlier than January 1, 1982. (The effect of this is to potentially shorten the charge period for Purchase Payments subsequently made to Portfolio Director.)

If there is no surrender charge on assets within another contract, we will not impose charges on those assets as a result of an exchange. If surrender charges are to be based on Purchase Payments within a contract, we will consider Purchase Payments in the other contract to have been transferred to Portfolio Director for purposes of calculating the surrender charge. The effective dates of these Purchase Payments will also be retained for surrender charge purposes.

The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

EXCHANGE OFFERS FOR CONTRACTS OTHER THAN PORTFOLIO DIRECTOR

The following other contracts may be exchanged.

  .   V-Plan Contracts (IFA-582 and GFA-582 Contracts)

  .   Compounder Contracts (C-1-75 and IFA-78 Contracts)

  .   Independence Plus Contracts (UIT-585 and UITG-585 Contracts)

  .   Impact Contracts (UIT-981 Contracts)

  .   SA-1 or SA-2 (GUP-64, GUP-74 and GTS-VA Contracts)

  .   FSPA-75, FSPA-73-3, FSPA-779 Contracts

  .   SPQ-181, SPQ-181-1 Contracts

  .   CTA 978 Contract

  .   TFA-379 Contract

  .   SDA-578, SDA-773-T Contract

  .   IRA-579 Contracts

Portfolio Director will have the same Account Value (called Accumulation Value in the other contracts) as the other contracts.

COMPARISON OF CONTRACTS

You should carefully compare the features, charges and restrictions of the other contracts to those of Portfolio Director. A more detailed comparison of the features, charges, and restrictions between each above listed other contract and Portfolio Director is provided in the Statement of Additional Information.

For the V-Plan and Compounder Contract you should refer to the terms of the contract or certificate. For the other contracts please refer to the other contract's most recently dated prospectus for a complete description of the contract terms and conditions.

FEATURES OF PORTFOLIO DIRECTOR

In deciding whether you want to exercise these exchange privileges, you should consider the following features of Portfolio Director.

  .   Portfolio Director has more investment options from which to select.

  . Portfolio Director has several publicly available mutual funds as variable account options.

  . The Portfolio Director surrender charge is calculated assuming the most recent Purchase Payments are removed first. This policy may cause exchanged funds to be accessible only after charges are imposed.

  .   Portfolio Director has an Interest Guaranteed Death Benefit.

  . Portfolio Director's Fund fees and charges are different than the other contracts and in some cases may be higher.

  . Different series of Portfolio Director may charge fees higher or lower than other series of Portfolio Director.

  . Portfolio Director's guaranteed annuity rates and guaranteed interest rates may be less favorable than the other contracts.

DEATH BENEFITS
--------------------------------------------------------------------------------


The Contracts will pay death benefits during either the Purchase Period or the Payout Period. The death benefit provisions may vary from state to state.

THE PROCESS

VALIC requires that complete and acceptable documentation and paperwork be received from the beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by VALIC or a regulator to process the claim. The account will not be valued and any payments will not be made until all paperwork is complete and in a form acceptable to VALIC. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract.

BENEFICIARY INFORMATION

The Beneficiary may receive death benefits:

  .   In a lump sum;

  . In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option; or

  .   In a manner consistent with Code section 401(a)(9) or 72(s).

Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.

SPOUSAL BENEFICIARIES

A spousal Beneficiary may receive death benefits as shown above; or

In the case of a qualified Contract,

  . may delay any distributions until the Annuitant would have reached age 70 1/2; or

  . may roll the funds over to an IRA or certain retirement plans in which the spousal Beneficiary participates;

In the case of a nonqualified Contract,

  .   may continue the Contract as Contract Owner.

BENEFICIARIES OTHER THAN SPOUSES

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid:

  .   In full within 5 years after the year of the Annuitant's death; or

  . By payments beginning within 1 year after the year of the Annuitant's death under:

       1. A life annuity;

       2. A life annuity with payments guaranteed to be made for at least a specified fixed period; or

       3. An annuity or other stream of payments for a designated period not exceeding the Beneficiary's life expectancy.

If the Annuitant dies before the beginning of the Annuity Period, the named Beneficiary may receive the payout.

Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts.

SPECIAL INFORMATION FOR INDIVIDUAL NONQUALIFIED CONTRACTS

It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant's death. However, the Contract will be transferred to the contingent owner, if any, or to the Beneficiary if there is no contingent owner or to the contract owner's estate, if there is no Beneficiary. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments. See "Federal Tax Matters."

DURING THE PURCHASE PERIOD

Two types of benefits are available if death occurs during the Purchase Period: interest guaranteed death benefit and standard death benefit. The Beneficiary will receive the greater of these two benefits. The interest guaranteed death benefit ensures that the Beneficiary receives at least a minimum death benefit under the Contracts, even if invested in Variable Account Options, while the standard death benefit guarantees the return of Purchase Payments less any prior withdrawals.

As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.

INTEREST GUARANTEED DEATH BENEFIT

The interest guaranteed death benefit is payable when death occurs prior to your reaching the age of 70. This Contract

--------------------------------------------------------------------------------

provision is not available in some states, including New York and Florida. This interest guarantee is sometimes referred to as one of the insurance features or benefits under the Contract. However, unlike insurance generally, this feature is directly related to the performance of the Variable Account Options that you select. Its purpose is to help guarantee that your Beneficiary(ies) will receive a minimum death benefit under the Contract.

The amount payable under the interest guaranteed death benefit will be at least equal to the sum of your Account Value in the Fixed Account Option(s) and the Variable Account Option(s) on the date VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

The interest guaranteed death benefit is generally calculated as is shown below. The calculation becomes more complex based upon the transfers between available investment options or product exchanges. Thus, the death benefit may only be calculated for a Beneficiary once VALIC receives all paperwork, including satisfactory proof of death, complete and in a form acceptable to VALIC.

Step 1:  Determine your Fixed Account Option Value by taking the greater of:

             Value of Fixed Account Option on date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments invested in Fixed Account
             Option
         -   (MINUS)
             Amount of all prior withdrawals, charges and any portion of Account Value applied under a Payout Option

Step 2:  Determine your Variable Account Option Value by taking the greater of:

           Value of Variable Account Option on date all paperwork is complete and in a form acceptable to VALIC
           OR
           100% of Purchase Payments invested in Variable
           Account Options
       -   (MINUS)
           Prior withdrawals (out of) or transfers (out of) the Variable
           Account Option
       +   (PLUS)
           Interest at an annual rate as specified in your Contract

Step 3:  Add step 1 + 2 = Death Benefit

For purposes of this calculation amounts transferred into the Variable Account Option will be treated as Purchase Payments.

STANDARD DEATH BENEFIT

The standard death benefit is payable if death occurs on or after age 70, or at any age in New York and Florida, or any other state where the interest guaranteed death benefit is not available.

The standard death benefit will be the greater of:

             Your Account Value on the date all paperwork is complete and in a form acceptable to VALIC
             OR
             100% of Purchase Payments (to Fixed and/or Variable
             Account Options)
         -   (MINUS)
             Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

Death Benefit Endorsement -- The information below is applicable to you only if you received a Death Benefit Endorsement with your Contract or certificate.

If the total amount of any death benefit payable from the Fixed and Variable Account Options under the Contract exceeds the Account Value as of the date all paperwork is complete and in a form acceptable to VALIC, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated, on the date all paperwork is complete and in a form acceptable to VALIC, determined as follows:

         A. 100% of Purchase Payments
         -  (MINUS)
         B. Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
         +  (PLUS)
         C. Interest on the result of A minus B at the rate of up to 3% annually (see below).

Each "Gross Withdrawal" is calculated by multiplying the Account Value by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Account Value. The interest adjustment in C. above is added only if you are under age 70 at the time of death and if your Contract was not issued in New York or Florida. Please see the Death Benefit Endorsement for the interest rate to be applied.

The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser benefit is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.

DURING THE PAYOUT PERIOD

If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the "Payout Period" section of this prospectus.

--------------------------------------------------------------------------------


  . If the life only option or joint and survivor life option was chosen, there will be no death benefit.

  . If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:

       1. Receive the present value of any remaining payments in a lump sum; or

       2. Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or

       3. Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under federal tax law.

INCOMELOCK

Spousal Beneficiary

Upon the death of the Contract owner, and subject to any applicable limitations in this Contract, the Code, or under the plan or arrangement under which the Contract is issued, your spousal Beneficiary may elect either (i) to receive a death benefit in accordance with one of the forms permitted under the provisions of this Contract (if the Account Value is greater than zero), (ii) continue this Contract and IncomeLOCK (except as noted below) or (iii) continue the Contract and cancel IncomeLOCK and its accompanying charge. Spousal continuation of the Contract (and IncomeLOCK) is not available if the Contract was set up under one of the following "qualified" plan types: 403(b), 401(k), 401(a) or 457(b). For these Contracts, a spousal Beneficiary, like a non-spousal Beneficiary, cannot continue IncomeLOCK and must take a death benefit under the terms of the Contract. A spousal Beneficiary may continue IncomeLOCK but only for nonqualified Contracts and IRA plan types (Roth IRA, traditional IRA, SEP, and Simple IRA). Upon election to continue the Contract and IncomeLOCK, your spousal Beneficiary will be subject to the terms and conditions of IncomeLOCK, including the charge. Upon the owner's death, lifetime withdrawals under the IncomeLOCK end and are not available to your spousal Beneficiary. In this event, available withdrawals under IncomeLOCK are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken. The Endorsement Date will not change as the result of spousal continuation.

Non-Spousal Beneficiary

Upon the death of the Contract owner, if the Account Value is greater than zero, IncomeLOCK will terminate, and your non-spousal Beneficiary(ies) must receive a death benefit in accordance with the otherwise applicable terms of this Contract. If the Account Value is zero upon your death (meaning that no death benefit is payable) but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal beneficiary will receive the remaining value in a lump sum equal to the discounted present value of any remaining guaranteed payments under IncomeLOCK. Upon your death, lifetime withdrawals under the IncomeLOCK end and any available withdrawals under this Endorsement are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage shown in the IncomeLOCK summary table above, based on the time of the first withdrawal under IncomeLOCK and reduced for withdrawals already taken.

OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------


CHANGES THAT MAY NOT BE MADE

The following terms in the Contracts may not be changed once your account has been established:

  .   The Contract Owner (except for an individual nonqualified Contract);

  .   The Participant; and

  .   The Annuitant.

CHANGE OF BENEFICIARY

The Beneficiary (if not irrevocable) may usually be changed at any time.

Under some retirement programs, the right to name a Beneficiary other than the spouse or change a Beneficiary is subject to approval by the spouse. Also, the right to name a Beneficiary other than the spouse may be subject to certain laws and regulations applicable to the plan.

If the Annuitant dies, and there is no Beneficiary, any death benefit will be payable to the Annuitant's estate, except in the case of a nonqualified Contract where the Contract Owner and Annuitant are different, in which case the death benefit is paid to the Contract Owner or the Contract Owner's estate.

If a Beneficiary dies while receiving payments, and there is no co-Beneficiary to continue to receive payments, any amount still due will be paid to the Beneficiary's estate.

--------------------------------------------------------------------------------


CONTINGENT OWNER

The Contract Owner may name a contingent owner under an individual nonqualified Contract. During the Purchase Period, the contingent owner may be changed.

CANCELLATION -- THE 20 DAY "FREE LOOK"

The Contract Owner of a group Contract (employer) or individual Contract Owner may cancel a Contract by returning it to the Company within 20 days after it is received. (A longer period will be allowed if required under state law.) The free look does not apply to Participant certificates except in a limited number of states. We will allocate Purchase Payments as instructed during the "free look" period. To cancel the Contract, the Contract Owner must send a written request for cancellation and return the Contract to us at our Home Office before the end of the "Free Look" period. A refund will be made to the Contract Owner within seven days after receipt of the Contract within the required period. The amount of the refund will be equal to all Purchase Payments received or, if more, the amount required under state law. The Contract will be void once we issue a refund.

WE RESERVE CERTAIN RIGHTS

We may amend the Contracts to comply with changes in federal tax, securities, or other laws. We may also make changes to the Variable Account Options offered under the Contracts. For example, we may add new Variable Account Options to expand the offerings for an asset class. We may stop accepting allocations and/or investments in a particular Variable Account Option if the shares of the underlying Fund are no longer available for investment or if, for example, further investment would be inappropriate. We may move assets and re-direct future premium allocations from one Variable Account Option to another in accordance with federal and state law and, in some cases, with SEC approval. The new Variable Account Option offered may have different Fund fees and expenses.

We may restrict your ability to combine Contracts and may modify or suspend or impose additional or different conditions with respect to options available under the Contracts, as may be allowed by federal or state law. We will not make any changes to the Contracts without Contract Owner and Participant permission except as may be allowed by federal or state law. We may add endorsements to the Contracts that would apply only to new Contract Owners and Participants after the effective date of the changes. These changes would be subject to approval by the Company and may be subject to approval by the SEC.

We reserve the right to operate VALIC Separate Account A as a management investment company under the applicable securities laws, and to deregister VALIC Separate Account A under applicable securities laws, if registration is no longer required.

RELATIONSHIP TO EMPLOYER'S PLAN

If the Contract is being offered under a retirement plan through your employer, you should always refer to the terms and conditions in your employer's plan when reviewing the description of the Contracts in this prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------


As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds, on your behalf, shares of the Mutual Funds that comprise the Variable Account Options. From time to time, the Funds may be required to hold a shareholder meeting to obtain approval from their shareholders for certain matters.

WHO MAY GIVE VOTING INSTRUCTIONS

During the Purchase Period, subject to any contrary provisions in the plan, the Contract Owner, Participant, or Beneficiary will have the right to give voting instructions to VALIC Separate Account A for the shareholder meetings, except as noted below. Proxy material and a form on which voting instructions may be given before the shareholder meeting is held will be mailed in advance of any shareholder meeting. Please vote each card received.

Participants in a nonqualified unfunded deferred compensation plan will not have the right to give voting instructions.

DETERMINATION OF FUND SHARES ATTRIBUTABLE TO YOUR ACCOUNT

DURING THE PURCHASE PERIOD

The number of Fund shares attributable to your account will be determined on the basis of the Purchase Units credited to your account on the record date set for the Fund shareholder meeting.

DURING THE PAYOUT PERIOD OR AFTER A DEATH BENEFIT HAS BEEN PAID

The number of Fund shares attributable to your account will be based on the liability for future variable annuity payments to your payees on the record date set for the Fund shareholder meeting.

HOW FUND SHARES ARE VOTED

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all Participants invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, we may decide how to vote the shares of VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

The Contracts provide tax-deferred accumulation over time, but are subject to federal income and excise taxes, mentioned below. Refer to the SAI for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult your personal tax advisor regarding how the current rules apply to your specific situation. The information below is not intended as tax advice to any individual.

TYPES OF PLANS

Tax rules vary, depending on whether the Contract is offered under your employer's tax-qualified retirement program, an individual retirement plan, or is instead a nonqualified Contract. The Contracts are used under the following types of retirement arrangements:

  . Section 403(b) annuities for employees of public schools and section 501(c)(3) tax-exempt organizations;

  . Section 401(a), 403(a) and 401(k) qualified plans (including self-employed individuals);

  .   Section 408(b) traditional IRAs;

  .   Section 408A Roth IRAs;

  . Section 457 deferred compensation plans of governmental and tax-exempt employers;

  .   Section 408(k) SEPs and SARSEPs; and

  .   Section 408(p) SIMPLE retirement accounts.

Contributions under one of these retirement arrangements generally must be made to a qualifying annuity Contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under these retirement arrangements are "Qualified Contracts." Certain Contracts may also be available for nondeductible section 408A Roth Individual Retirement Annuity ("Roth IRA") and 403(b) and 401(k) Roth Accounts pursuant to section 402A.

Note that the specific terms of the governing employer plan may limit rights and options otherwise available under a Contract. In addition, changes in the applicable laws or regulations may impose additional limitations or may require changes to the contract to maintain its status as a Qualified Contract.

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The EGTRRA provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

In addition, the Contracts are also available through "Nonqualified Contracts." Such nonqualified Contracts generally include unfunded, nonqualified deferred compensation plans, as well as individual annuity contracts issued outside of the context of any formal employer retirement plan or arrangement. Nonqualified Contracts generally may invest only in Fixed Account Options and in mutual funds that are not available to the general public outside of annuity contracts or life insurance contracts. The restriction on including publicly available funds results from a longstanding IRS position articulated in a 1981 Revenue Ruling and added to the Code in 1984. The restriction generally does not apply to Qualified Contracts, as confirmed by the IRS in 1999 guidance.

TAX CONSEQUENCES IN GENERAL

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect, which varies with the governing retirement arrangement. Please refer to the detailed explanation in the SAI, the documents (if any) controlling the retirement arrangement through which the Contract is offered, and your personal tax advisor.

Purchase Payments under the Contracts can be made as contributions by employers or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. Purchase Payments also can be made outside of an employer-sponsored retirement program. After-tax Purchase Payments, including after-tax employee contributions, generally constitute "investment in the Contract." All Qualified Contracts receive deferral of tax on the inside build-up of earnings on invested Purchase Payments, until a distribution occurs. See the SAI for a discussion of the taxation of distributions, including upon death, and special rules, including those applicable to taxable, non-natural owners of nonqualified Contracts.

Transfers among investment options within a variable annuity Contract generally are not taxed at the time of such a transfer. However, in 1986, the IRS indicated that limitations might be imposed with respect to either the number of investment options available within a Contract, or the frequency of transfers between investment options, or both, in order for the Contract to be treated as an annuity Contract for federal income tax purposes. If imposed, VALIC can provide no assurance that such limitations would not be imposed on a retroactive basis to

--------------------------------------------------------------------------------

Contracts issued under this prospectus. However, VALIC has no present indications that the IRS intends to impose such limitations, or what the terms or scope of those limitations might be. In addition, based upon published guidance issued by the IRS in 1999, it appears likely that such limitations, if imposed, would only apply to nonqualified Contracts.

Distributions are taxed differently depending on the program through which the Contracts are offered and the previous tax characterization of the contributions to which the distribution relates. Generally, the portion of a distribution that is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the Contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations. Non-periodic payments such as partial withdrawals and full surrenders during the Purchase Period are referred to as "amounts not received as an annuity" in the Code. These types of payments are generally taxed to the extent of any gain existing in the Contract at the time of withdrawal.

Amounts subject to income tax may also incur excise or penalty taxes, under certain circumstances. Generally, as more fully discussed in the SAI, taxable distributions received before you attain age 591/2 are subject to a 10% penalty tax in addition to regular income tax, unless you make a rollover, in the case of a Qualified Contract, to another tax-deferred investment vehicle or meet certain exceptions. And, if you have to report the distribution as ordinary income, you may need to make an estimated tax payment by the due date for the quarter in which you received the distribution, depending on the amount of federal tax withheld from the distribution. When calculating your tax liability to determine whether you need to make an estimated tax payment, your total tax for the year should also include the amount of the 10% additional tax on early distributions unless an exception applies. Amounts eligible for grandfathered status afforded to pre-1982 accounts might be exempt from the 10% early withdrawal penalty. Please see your tax advisor concerning these exceptions, tax reporting, and the tax-related effects of an early distribution. Required tax withholding will vary according to the type of program, type of payment and your tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), 408(b) or 408A of the Code does not lose its deferred tax treatment if Purchase Payments under the Contract are invested in publicly available Mutual Funds. As referenced previously, in 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where Purchase Payments under a variable annuity Contract are invested in publicly available Mutual Funds, the Contract Owner should be treated as the owner of the Mutual Fund shares, and deferred tax treatment under the Contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation, section 817(h), which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.

Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons (except for trusts or other entities as agent for a natural person) will be taxed currently to the Contract Owner and such Contracts will not be treated as annuities for federal income tax purposes.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that became largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the

--------------------------------------------------------------------------------

availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules may have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, many Contracts that have received plan contributions after 2004, and all Contracts that have received plan contributions after 2008, are required to be included in the plan and in the plan's administrative coordination, even if the investment provider and the Contract are no longer permitted to receive new contributions and/or transfers. However, IRS guidance generally permits a plan sponsor to exclude a Contract where the plan sponsor has otherwise made a good faith effort to include the Contract issued by a provider that ceased to receive contributions prior to January 1, 2009, as well as such Contracts maintained by certain former employees. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. In addition, a Contract maintained under a plan subject to the requirements of Title I of ERISA may be required to be included in the plan regardless of whether it remains eligible to receive contributions after a specified date. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The chart below compares the results from contributions made to:

  . A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);

  . A nonqualified Contract purchased with after-tax contributions (Purchase Payments); and

  .   Taxable accounts such as savings accounts.

                                    [CHART]

               TAX         NON-QUALIFIED CONTRACT        TAX-DEFERRED
             ACCOUNT        TAX-DEFERRED ANNUITY           ANNUITY
            ---------      ----------------------        ------------
10 Years     $13,978                $14,716                 $19,621
20 Years      32,762                 36,499                  48,665
30 Years      58,007                 68,743                  91,657


This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account");
(2) contributing $100 to a nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($133.33 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 25% tax rate and an 4% annual rate of return. Variable options incur separate account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and nonqualified Contracts generally

--------------------------------------------------------------------------------

provide tax-deferred treatment on earnings. In addition, pre-tax contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 25% federal tax bracket, an annual return (before the deduction of any fees or charges) of 4% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 3% under a taxable program. The 4% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:

                              PAYCHECK COMPARISON

                                                 TAX-FAVORED
                                                 RETIREMENT  TAXABLE
                                                   PROGRAM   ACCOUNT
                                                 ----------- -------
            Annual amount available for savings
              before federal taxes..............   $2,400    $2,400
            Current federal income tax due on
              Purchase Payments.................        0    $ (600)
            Net retirement plan
              Purchase Payments.................   $2,400    $1,800

This chart assumes a 25% federal income tax rate. The $600 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,800 while the full $2,400 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,400, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,800 while the contribution to a taxable account requires the full $2,400 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


The Separate Account has been named as a party-defendant in a purported class action lawsuit filed in the United States District Court for the District of Arizona in December 2009 (John Hall and Brenda Hall, et al. v. The Variable Annuity Life Insurance Company et al.). There are no other pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion and at this time, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Financial statements of VALIC and the Separate Account and American Home (if applicable to you) are included in the SAI. For additional information about the Contracts, you may request a copy of the SAI. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, located at 2929 Allen Parkway, Houston, Texas, 77019 or call us at 1-800-448-2542.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington D.C. 20549-0506.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                 PAGE
                                                                 ----
          General Information...................................   3
          Federal Tax Matters...................................   3
             Economic Growth and Tax Relief Reconciliation Act
               of 2001..........................................   3
             Tax Consequences of Purchase Payments..............   4
             Tax Consequences of Distributions..................   6
             Special Tax Consequences -- Early Distribution.....   8
             Special Tax Consequences --
               Required Distributions...........................   9
             Tax Free Rollovers, Transfers and Exchanges........  10
          Exchange Privilege....................................  11
             Exchanges From Independence Plus Contracts.........  11
             Exchanges From V-Plan Contracts....................  12
             Exchanges From SA-1 and SA-2 Contracts.............  13
             Exchanges From Impact Contracts....................  15
             Exchanges From Compounder Contracts................  16
             Information That May Be Applicable To
               Any Exchange.....................................  16

                                                                 PAGE
                                                                 ----
          Calculation of Surrender Charge.......................  17
             Illustration of Surrender Charge on
               Total Surrender..................................  17
             Illustration of Surrender Charge on a 10% Partial
               Surrender Followed by a Full Surrender...........  17
          Purchase Unit Value...................................  18
             Illustration of Calculation of Purchase Unit Value.  19
             Illustration of Purchase of Purchase Units.........  19
          Calculation of MVA Option.............................  19
          Payout Payments.......................................  20
             Assumed Investment Rate............................  20
             Amount of Payout Payments..........................  20
             Payout Unit Value..................................  21
             Illustration of Calculation of Payout Unit Value...  21
             Illustration of Payout Payments....................  21
          Distribution of Variable Annuity Contracts............  21
          Experts...............................................  22
          Comments on Financial Statements......................  22

         APPENDIX TO THE PROSPECTUS -- INCOMELOCK WITHDRAWAL EXAMPLES
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the IncomeLOCK feature, given specific assumptions for each example:

Example 1

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 1st Benefit Anniversary

  .   On your 1st Benefit Anniversary, your Account Value is $105,000

Your initial Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first Benefit Anniversary, your Benefit Base is equal to the greater of your current Benefit Base ($100,000), or your Account Value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first Benefit Anniversary is 5% of the Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000 divided by $5,250). Therefore, as of your 1st Benefit Anniversary, you may take $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the Benefit Anniversary following the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

Example 2

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit Anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

On your 5th Benefit Anniversary, your Account Value is $120,000, and your Benefit Base is stepped-up to $120,000. If you were to start taking withdrawals after this anniversary date, your Maximum Annual Withdrawal Amount would be 7% of the Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000 divided by $8,400). Therefore, as of your 5th Benefit Anniversary, you may take $120,000 in withdrawals of up to $8,400 annually over a minimum of 14.28 years.

Example 3 -- The impact of withdrawals that are less than or equal to the Maximum Annual Withdrawal Amount

  . You elect IncomeLOCK at Contract issue and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

--------------------------------------------------------------------------------


  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

During your 6th Benefit Anniversary, after your 5th Benefit anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500) on your next Benefit Anniversary. Your new Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new Benefit Base divided by your current Maximum Annual Withdrawal Amount ($115,500 divided by $8,400). Therefore, following this first withdrawal of $4,500, you may take annual withdrawals of up to $8,400 over the next 13 years, and $6,300 in the 14th (last) Benefit Year.

Example 4 -- The impact of withdrawals that are in excess of the maximum annual withdrawal amount

  .   You elect IncomeLOCK and you invest a single Purchase Payment of $100,000

  .   You make no additional Purchase Payments

  .   You make no withdrawals before the 5th Benefit anniversary

  . Your Benefit Anniversary Account Values and Benefit Base values are as follows:

                     ANNIVERSARY ACCOUNT VALUE BENEFIT BASE
                     ----------- ------------- ------------
                         1st....   $105,000      $105,000
                         2nd....   $115,000      $115,000
                         3rd....   $107,000      $115,000
                         4th....   $110,000      $115,000
                         5th....   $120,000      $120,000

Assume that during your 6th Benefit Year, after your 5th Benefit Anniversary, you make a withdrawal of $11,688 and your Account Value at your next Benefit Anniversary is $118,000. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an excess withdrawal. In this case, the amount of the excess withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 - $8,400), or $3,288. On your next Benefit Anniversary, we first process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the Account Value and the Benefit Base. Your Account Value after this portion of the withdrawal is $109,600 ($118,000 - $8,400). Your Benefit Base after this portion of your withdrawal is $111,600 ($120,000 - $8,400). Next, we recalculate your Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the Benefit Base by the proportion by which the Account Value was reduced by the Excess Withdrawal. This is accomplished by taking the Benefit Base on the prior Benefit Anniversary ($120,000) less the portion of your withdrawal that is not the Excess Withdrawal ($8,400) and multiplying this result ($111,600) by 1 minus the Excess Withdrawal ($3,288) divided by the sum of the Account Value on the Benefit Anniversary ($118,000) and the Excess Withdrawal ($3,288) or ($118,000 + $3,288 = $121,288). This calculation equals
$108,576 [$111,600 x (1 - $3,288/$121,288) or $111,600 x 97.29%, which equals
$108,576]. Your Benefit Base is $108,312, which is the lesser of these two calculations. The Minimum Withdrawal Period following the excess withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the excess withdrawal is your Benefit Base divided by your Minimum Withdrawal Period ($108,312 divided by 13.28), which equals $8,156.02.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT A
                        UNITS OF INTEREST UNDER GROUP AND
                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS
                           PORTFOLIO DIRECTOR(R) PLUS
                              PORTFOLIO DIRECTOR 2
                               PORTFOLIO DIRECTOR

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                 FORM N-4 PART B


                                   MAY 1, 2010

This Statement of Additional Information ("SAI") is not a prospectus but contains information in addition to that set forth in the prospectus for Portfolio Director Plus, Portfolio Director 2, and Portfolio Director (referred to collectively as "Portfolio Director" in this SAI) dated May 1, 2010 ("Contracts") and should be read in conjunction with the prospectus. The terms used in this SAI have the same meaning as those set forth in the prospectus. A prospectus may be obtained by calling or writing The Variable Annuity Life Insurance Company (the "Company"), at VALIC Document Control, P.O. Box 15648, Amarillo, Texas 79105; 1-800-448-2542. Prospectuses are also available on the internet at www.valic.com.

                                TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----
   General Information...................................................     3
   Federal Tax Matters...................................................     3
      Economic Growth and Tax Relief Reconciliation Act of 2001..........     3
      Tax Consequences of Purchase Payments..............................     4
      Tax Consequences of Distributions..................................     6
      Special Tax Consequences -- Early Distribution.....................     8
      Special Tax Consequences -- Required Distributions.................     9
      Tax-Free Rollovers, Transfers and Exchanges........................    10
   Exchange Privilege....................................................    11
      Exchanges From Independence Plus Contracts.........................    11
      Exchanges From V-Plan Contracts....................................    12
      Exchanges From SA-1 and SA-2 Contracts.............................    13
      Exchanges From Impact Contracts....................................    15
      Exchanges From Compounder Contracts................................    16
      Information That May Be Applicable To Any Exchange.................    16
   Calculation of Surrender Charge.......................................    17
      Illustration of Surrender Charge on Total Surrender................    17
      Illustration of Surrender Charge on a 10% Partial Surrender
         Followed by a Full Surrender....................................    17
   Purchase Unit Value...................................................    18
      Illustration of Calculation of Purchase Unit Value.................    19
      Illustration of Purchase of Purchase Units.........................    19
   Calculation of MVA Option.............................................    19
   Payout Payments.......................................................    20
      Assumed Investment Rate............................................    20
      Amount of Payout Payments..........................................    20
      Payout Unit Value..................................................    21
      Illustration of Calculation of Payout Unit Value...................    21
      Illustration of Payout Payments....................................    21
   Distribution of Variable Annuity Contracts............................    21
   Experts...............................................................    22
   Comments on Financial Statements......................................    22

--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

     Flexible payment deferred annuity Contracts are offered in connection with the prospectus to which this SAI relates.

     Under flexible payment Contracts, Purchase Payments generally are made until retirement age is reached. However, no Purchase Payments are required to be made after the first payment. Purchase Payments are subject to minimum payment requirements under the Contract.

     The Contracts are non-participating and will not share in any of the profits of the Company.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances.

     This section summarizes the major tax consequences of contributions, payments, and withdrawals under the Contracts, during life and at death.


     It is the opinion of VALIC and its tax counsel that a Qualified Contract described in section 401(f), 403(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended ("Code" or "IRC") does not lose its deferred tax treatment if Purchase Payments under the contract are invested in publicly available mutual funds. In 1999, the Internal Revenue Service ("IRS") confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.


     In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code section 817(h)) which specifically exempts these Qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these Qualified Contracts under current law.

     It is also the opinion of VALIC and its tax counsel that for each other type of Qualified Contract an independent exemption provides tax deferral regardless of how ownership of the Mutual Fund shares might be imputed for federal income tax purposes.


     For nonqualified Contracts, not all Variable Account Options are available within your contract. Variable Account Options that are invested in Mutual Funds available to the general public outside of annuity contracts or life insurance contracts generally are not offered under nonqualified Contracts. Investment earnings on contributions to nonqualified Contracts that are not owned by natural persons will be taxed currently to the owner, and such contracts will not be treated as annuities for federal income tax purposes (except for trusts as agents for an individual).


ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

     For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increases the amount of allowable contributions to and expands the range of eligible tax-free rollover distributions that may be made among Qualified Contracts. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. However, these changes were made permanent by the Pension Protection Act of 2006 ("PPA"). Furthermore, the laws of some states do not recognize all of the benefits of EGTRRA for purposes of applying state income tax laws.

TAX CONSEQUENCES OF PURCHASE PAYMENTS


     403(b) Annuities. Purchase Payments made by section 501(c)(3) tax-exempt organizations and public educational institutions toward Contracts for their employees are excludable from the gross income of employees, to the extent aggregate Purchase Payments do not exceed several competing tax law limitations on contributions. This gross income exclusion applies both to employer contributions and to your voluntary and nonelective salary reduction contributions. The exclusion, however, does not apply to Roth 403(b) contributions, which are made on an after-tax basis, however the contribution limits apply to such contributions. Roth 403(b) contributions will be referred to as elective deferrals, along with voluntary salary reduction contributions.

     For 2010, your elective deferrals are generally limited to $16,500, although additional "catch-up" contributions are permitted under certain circumstances. Combined employer contributions, nonelective employee contributions and elective deferrals are generally limited to $49,000, or up to 100% of "includible compensation" as defined in the Code for 403(b) plans. In addition, after 1988, employer contributions for highly compensated employees may be further limited by applicable nondiscrimination rules.


     401(a)/(k) and 403(a) Qualified Plans. Purchase Payments made by an employer (or a self-employed individual) under a qualified pension, profit-sharing or annuity plan are excluded from the gross income of the employee. Purchase Payments made by an employee may be made on a pre-tax or an after-tax basis, depending on several factors, including whether the employer is eligible to establish a 401(k) or 414(h) contribution option, and whether the employer, if is eligible to establish a 401(k) option, has established a Roth 401(k) option under the Plan.


     408(b) Individual Retirement Annuities ("408(b) IRAs" or "Traditional IRAs"). For 2010, annual tax-deductible contributions for 408(b) IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and generally fully deductible in 2010 only by individuals who:


     (i) are not active Participants in another retirement plan, and are not married;


     (ii) are not active Participants in another retirement plan, are married, and either (a) the spouse is not an active Participant in another retirement plan, or (b) the spouse is an active Participant, but the couple's adjusted gross income is less than $167,000;

     (iii)are active Participants in another retirement plan, are unmarried, and have adjusted gross income of less than $56,000 ; or


     (iv) are active Participants in another retirement plan, are married, and have adjusted gross income of less than $89,000.

     Active Participants in other retirement plans whose adjusted gross income exceeds the limits in (ii), (iii) or (iv) by less than $10,000 are entitled to make deductible 408(b) IRA contributions in proportionately reduced amounts. If a 408(b) IRA is established for a non-working spouse who has no compensation, the annual tax-deductible Purchase Payments for both spouses' Contracts cannot exceed the lesser of $10,000 or 100% of the working spouse's earned income, and no more than $5,000 may be contributed to either spouse's IRA for any year. The $10,000 limit increases to $12,000 if both spouses are age 50 or older ($1,000 for each spouse age 50 or older).

     You may be eligible to make nondeductible IRA contributions of an amount equal to the excess of:

     (i) the lesser of $5,000 ($6,000 if you are age 50 or older; $10,000 for you and your spouse's IRAs, or $12,000 if you are both age 50 or older) or 100% of compensation, over

     (ii) your applicable IRA deduction limit.

     You may also make contributions of eligible rollover amounts from other tax-qualified plans and contracts. See Tax-Free Rollovers, Transfers and Exchanges.

     408A Roth Individual Retirement Annuities ("408A Roth IRAs" or "Roth IRAs"). For 2010, annual nondeductible contributions for 408A Roth IRA Contracts are limited to the lesser of $5,000 or 100% of compensation ($6,000 if you are age 50 or older), and a full contribution may be made only by individuals who:


     (i)  are unmarried and have adjusted gross income of less than $105,000; or


     (ii) are married and filing jointly, and have adjusted gross income of less than $167,000

     The available nondeductible 408A Roth IRA contribution is reduced proportionately to zero where modified AGI is between $167,000 and $177,000 for those who are married filing joint returns. No contribution may be made for those with modified AGI over $177,000. Similarly, the contribution is reduced for those who are single with modified AGI between $105,000 and $120,000, with no contribution for singles with modified AGI over $120,000. Similarly, individuals who are married and filing separate returns and whose modified AGI is over $10,000 may not make a contribution to a Roth IRA; a portion may be contributed for modified AGI between $0 and $10,000.


     All contributions to 408(b) traditional IRAs and 408A Roth IRAs must be aggregated for purposes of the annual contribution limit.

     457 Plans. A unit of a state or local government may establish a deferred compensation program for individuals who perform services for the government unit if permitted by applicable state (and/or local) laws. In addition, a non-governmental tax-exempt employer may establish a deferred compensation program for individuals who: (i) perform services for the employer, and (ii) belong to either a select group of management or highly compensated employees and are independent contractors.


     This type of program allows eligible individuals to defer the receipt of compensation (and taxes thereon) otherwise presently payable to them. For 2010, if the program is an eligible deferred compensation plan (an "EDCP"), you and your employer may contribute (and defer tax on) the lesser of $16,500 or 100% of your "includible" compensation (compensation from the employer currently includible in taxable income). Additionally, catch-up deferrals are permitted in the final three years before the year you reach normal retirement age and for governmental plans only, age-based catch-up deferrals up to $5,500 are also permitted for individuals age 50 or older. Generally, however, a participant can not utilize both the catch-up in the three years before normal retirement age, and the age 50 catch-up, in the same year.


     The employer uses deferred amounts to purchase the Contracts offered by this prospectus. For plans maintained by a unit of a state or local government, the Contract is generally held for the exclusive benefit of plan Participants, (although certain Contracts remained subject to the claims of the employer's general creditors until 1999). For plans of non-governmental tax-exempt employers, the employee has no present rights to any vested interest in the Contract and is entitled to payment only in accordance with the EDCP provisions.


     Simplified Employee Pension Plan ("SEP"). Employer contributions under a SEP are made to a separate individual retirement account or annuity established for each participating employee, and generally must be made at a rate representing a uniform percent of participating employees' compensation. Employer contributions are excludable from employees' taxable income. For 2010, the employer may contribute up to 25% of your compensation or $49,000, whichever is less. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

     Through 1996, employees of certain small employers (other than tax-exempt organizations) were permitted to establish plans allowing employees to contribute pretax, on a salary reduction basis, to the SEP. In 1998 and 1999, these salary reductions were not permitted to exceed $10,000 per year. The limit for 2000 and 2001 was $10,500, $11,000 in 2002, and $12,000 for 2003. This limit increased $1,000 each year until it reached $15,000 in 2006 and is now indexed and may be increased in future years in $500 increments. In 2010, the limit is $16,500. Such plans if established by December 31, 1996, may still allow employees to make these contributions. Additionally, you may be able to make higher contributions if you are age 50 or older, subject to certain conditions.

     SIMPLE IRA. Employer and employee contributions under a SIMPLE IRA Plan are made to a separate individual retirement account or annuity for each employee. For 2010, employee salary reduction contributions cannot exceed $11,5000. You may be able to make higher contributions if you are age 50 or older, subject to certain conditions. Employer contributions must be in the form of matching contribution or a nonelective contribution of a percentage of compensation as specified in the Code. Only employers with 100 or fewer employees can maintain a SIMPLE IRA plan, which must also be the only plan the employer maintains.

     Nonqualified Contracts. Purchase Payments made under nonqualified Contracts, whether under an employer-sponsored plan or arrangement or independent of any such plan or arrangement, are neither excludible from the gross income of the Contract Owner nor deductible for tax purposes. However, any increase in the Purchase Unit value of a nonqualified Contract resulting from the investment performance of VALIC Separate Account A is not taxable to the Contract Owner until received by him. Contract Owners that are not natural persons (except for trusts or other entities as agent for an individual) however, are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made after February 28, 1986 to such Contracts.


     Unfunded Deferred Compensation Plans. Private for-profit employers may establish unfunded nonqualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1986, and not subsequently modified, are also subject to the rules discussed below.

     An unfunded deferred compensation plan is a bare contractual promise on the part of the employer to defer current wages to some future time. The Contract is owned by the employer and remains subject to the claims of the employer's general creditors. Private for-profit employers that are not natural persons are currently taxable on any increase in the Purchase Unit value attributable to Purchase Payments made on or after February 28, 1986 to such Contracts. Participants have no present right or vested interest in the Contract and are only entitled to payment in accordance with plan provisions.

TAX CONSEQUENCES OF DISTRIBUTIONS

     403(b) Annuities. Elective deferrals (including salary reduction amounts and Roth 403(b) contributions) accumulated after December 31, 1988, and earnings on such contributions, may not be distributed before one of the following:

(1)  attainment of age 59 1/2;

(2)  severance from employment;

(3)  death;

(4)  disability, or

(5) hardship (hardship distributions are limited to salary reduction contributions only, exclusive of earnings thereon).

     Similar restrictions will apply to all amounts transferred from a Code section 403(b)(7) custodial account other than certain rollover contributions, except that pre-1989 earnings included in such amounts generally will not be eligible for a hardship distribution.

     As a general rule, distributions are taxed as ordinary income to the recipient in accordance with Code section 72. However, three important exceptions to this general rule are:

(1)  distributions of Roth 403(b) contributions;

(2)  qualified distributions of earnings on Roth 403(b) contributions and,

(3)  other after-tax amounts in the Contract.

Distributions of Roth 403(b) contributions are tax-free. Distributions of earnings on Roth 403(b) contributions are "qualified", if made upon attainment of age 59 1/2, upon death or disability, are tax-free as long as five or more years have passed since the first contribution to the Roth account or any Roth account under the employer's Plan. Distribution of earnings that are non-qualified are taxed in the same manner as pre-tax contributions and earnings under the Plan. Distributions of other after-tax amounts in the Contract are tax-free.


     401(a)/(k) and 401(f)/403(a) Qualified Plans. Distributions from Contracts purchased under qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions (investment in the Contract). If you or your Beneficiary receive a "lump sum distribution" (legally defined term), the taxable portion may be eligible for special 10-year income averaging treatment. Ten-year income averaging uses tax rates in effect for 1986, allows 20% capital gains treatment for the taxable portion of a lump sum distribution attributable to years of service before 1974, and is available if you were 50 or older on January 1, 1986. The distribution restrictions for 401(k) elective deferrals in Qualified Plans are generally the same as described for elective deferrals to 403(b) annuities. The tax consequences of distributions from Qualified Plans are generally the same as described above for 403(b) annuities.

     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Distributions are generally taxed as ordinary income to the recipient. Rollovers from a Traditional IRA to a Roth IRA, and conversions of a Traditional IRA to a Roth IRA, where permitted, are generally taxable in the year of the rollover or conversion. The taxable value of such a conversion may take into account the value of certain benefits under the Contract. Prior to 2010, individuals with adjusted gross income over $100,000 were generally ineligible for such conversions, regardless of marital status, as were married individuals who file separately. Beginning in 2010, such conversions are available without regard to income.


     408A Roth IRAs. "Qualified" distributions upon attainment of age 59 1/2, upon death or disability or for first-time homebuyer expenses are tax-free as long as five or more years have passed since the first contribution to the taxpayer's first 408A Roth IRA. Qualified distributions may be subject to state income tax in some states. Nonqualified distributions are generally taxable to the extent that the distribution exceeds Purchase Payments.

     457 Plans. Amounts received from an EDCP are includible in gross income for the taxable year in which they are paid or, if a non-governmental tax-exempt employer, otherwise made available to the recipient.

     Unfunded Deferred Compensation Plans. Amounts received are includible in gross income for the taxable year in which the amounts are paid or otherwise made available to the recipient.

     Nonqualified Contracts. Partial redemptions from a nonqualified Contract purchased after August 13, 1982 (or allocated to post-August 13, 1982 Purchase Payments under a pre-existing Contract), generally are taxed as ordinary income to the extent of the accumulated income or gain under the Contract if they are not received as an annuity. Partial redemptions from a nonqualified Contract purchased before August 14, 1982 are taxed only after the Contract Owner has received all of his pre-August 14, 1982 investment in the Contract. The amount received in a complete redemption of a nonqualified Contract (regardless of the date of purchase) will be taxed as ordinary income to the extent that it exceeds the Contract Owner's investment in the Contract. Two or more Contracts purchased from VALIC (or an affiliated company) by a Contract Owner within the same calendar year, after October 21, 1988, are treated as a single Contract for purposes of measuring the income on a partial redemption or complete surrender.

     When payments are received as an annuity, the Contract Owner's investment in the Contract is treated as received ratably and excluded ratably from gross income as a tax-free return of capital, over the expected payment period of the annuity. Individuals who begin receiving annuity payments on or after January 1, 1987 can exclude from income only their unrecovered investment in the Contract. Upon death prior to recovering tax-free their entire investment in the Contract, individuals generally are entitled to deduct the unrecovered amount on their final tax return.

     The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11,

2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

SPECIAL TAX CONSEQUENCES -- EARLY DISTRIBUTION

     403(b) Annuities, 401(a)/(k) and 403(a) Qualified Plans, 408(b) Traditional IRAs, SEPs and SIMPLE IRAs. The taxable portion of distributions received before the recipient attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Distributions on account of the following generally are excepted from this penalty tax:

     (1)  death;

     (2)  disability;

     (3) separation from service after a Participant reaches age 55 (only applies to 403(b), 401(a)/(k), 403(a));

     (4) separation from service at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Participant (or the Participant and Beneficiary) for a period that lasts the later of five years or until the Participant attains age 59 1/2, and

     (5) distributions that do not exceed the employee's tax-deductible medical expenses for the taxable year of receipt.

     Separation from service is not required for distributions from a Traditional IRA, SEP or SIMPLE IRA under (4) above. Certain distributions from a SIMPLE IRA within two years after first participating in the Plan may be subject to a 25% penalty, rather than a 10% penalty.

     Currently, distributions from 408(b) IRAs on account of the following additional reasons are also excepted from this penalty tax:

     (1) distributions up to $10,000 (in the aggregate) to cover costs of acquiring, constructing or reconstructing the residence of a first-time homebuyer;

     (2) distributions to cover certain costs of higher education: tuition, fees, books, supplies and equipment for the IRA owner, a spouse, child or grandchild; and

     (3) distributions to cover certain medical care or long-term care insurance premiums, for individuals who have received federal or state unemployment compensation for 12 consecutive months.

     408A Roth IRAs. Distributions, other than "qualified" distributions where the five-year holding rule is met, are generally subject to the same 10% penalty tax on amounts included in income as other IRAs. Distributions of rollover or conversion contributions may be subject to an additional 10% penalty tax if the distribution of those contributions is made within five years of the rollover/conversion.

     457 Plans. Distributions generally may be made under an EDCP prior to separation from service only upon attainment of age 70 1/2, for unforeseeable emergencies or for amounts under $5,000 for inactive Participants, and are includible in the recipient's gross income in the year paid.

     Nonqualified Contracts. A 10% penalty tax applies to the taxable portion of a distribution received before age 59 1/2 under a nonqualified Contract, unless the distribution is:

     (1)  to a Beneficiary on or after the Contract Owner's death;

     (2)  upon the Contract Owner's disability;

     (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner, or the lives or joint life expectancy of the Contract Owner and Beneficiary for a period lasting the later of 5 years or until the Contract Owner attains age 59 1/2;

     (4)  made under an immediate annuity contract, or

     (5)  allocable to Purchase Payments made before August 14, 1982.

SPECIAL TAX CONSEQUENCES -- REQUIRED DISTRIBUTIONS


     403(b) Annuities. Generally, minimum required distributions are required from both pre-tax and Roth amounts accumulated under the Contract and must commence no later than April 1 of the calendar year following the later of the calendar year in which the Participant attains age 70 1/2 or the calendar year in which the Participant retires. Required distributions must be made over a period no longer than the period determined under The IRS' Uniform Life Expectancy Table reflecting the joint life expectancy of the Participant and a Beneficiary 10 years younger than the Participant, or if the Participant's spouse is the sole Beneficiary and is more than 10 years younger than the Participant, their joint life expectancy. A penalty tax of 50% is imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. However, The Worker, Retiree, and Employer Recovery Act of 2008, suspended the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any subsequent suspension for 2010 or later years.


     Amounts accumulated under a Contract on December 31, 1986 may be paid in a manner that meets the above rule or, alternatively:

     (i) must begin to be paid when the Participant attains age 75 or retires, whichever is later; and

     (ii) the present value of payments expected to be made over the life of the Participant, (under the option chosen) must exceed 50% of the present value of all payments expected to be made (the "50% rule").

     The 50% rule will not apply if a Participant's spouse is the joint Annuitant. Notwithstanding these pre-January 1, 1987 rules, the entire contract balance must meet the minimum distribution incidental benefit requirement of section 403(b)(10).

     At the Participant's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin by December 31st of the year following the year of death and be paid over the single life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must be made over a period no longer than the designated Beneficiary's life expectancy. Exceptions to this rule may apply in the case of a beneficiary who is also the participant's spouse.

     A Participant generally may aggregate his or her 403(b) Contracts and accounts for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the plan, Contract, or account otherwise provides. If you purchase the Contract with, or subsequently add, the IncomeLock or other enhanced benefit option, the calculation of the required minimum distribution will include the value of the IncomeLock living benefit or other enhanced benefit and may increase the amount of the required minimum distribution.


     401(a)/(k) and 401(f)/403(a) Qualified Plans. Minimum distribution requirements for qualified plans are generally the same as described for 403(b) Annuities, except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement.


     408(b) Traditional IRAs, SEPs and SIMPLE IRAs. Minimum distribution requirements are generally the same as described above for 403(b) Annuities, except that:

     (1)  there is no exception for pre-1987 amounts; and

     (2) there is no available postponement past April 1 of the calendar year following the calendar year in which age 70 1/2 is attained.

     A Participant generally may aggregate his or her IRAs for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.

     408A Roth IRAs. Minimum distribution requirements generally applicable to 403(b) Annuities, 401(a)/(k) and 403(a) qualified plans, 408(b) IRAs, SEPs and 457 Plans do not apply to 408A Roth IRAs during the Contract Owner's lifetime, but generally do apply at the Contract Owner's death.

     A Beneficiary generally may aggregate his or her Roth IRAs inherited from the same decedent for purposes of satisfying these requirements, and withdraw the required distribution in any combination from such Contracts or accounts, unless the Contract or account otherwise provides.


     457 Plans. Beginning January 1, 1989, the minimum distribution requirements for EDCPs are generally the same as described above for 403(b) Annuities except that there is no exception for pre-1987 amounts, and multiple plans may not be aggregated to satisfy the requirement. Distributions must satisfy the irrevocable election requirements applicable to non-governmental tax-exempt employer EDCPs. Although the Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans, the suspension does not apply to 457(b) plans of tax-exempt employers and employees in those plans were required to take required minimum distribution for the 2009 tax year, and we are not aware of any subsequent suspension for 2010 or later years.


     Nonqualified Contracts. Nonqualified Contracts do not require commencement of distributions at any particular time during the Contract Owner's lifetime, and generally do not limit the duration of annuity payments.

     At the Contract Owner's death before payout has begun, Contract amounts generally either must be paid to the Beneficiary within 5 years, or must begin within 1 year of death and be paid over the life or life expectancy of the Beneficiary. If death occurs after commencement of (but before full) payout, distributions generally must continue at least as rapidly as in effect at the time of death. Similar distribution requirements will also apply if the Contract Owner is not a natural person, if the Annuitant dies or is changed. An exception to this rule may apply in the case of a beneficiary who is also the participant's spouse.

TAX-FREE ROLLOVERS, TRANSFERS AND EXCHANGES (PLEASE SEE THE EGTRRA INFORMATION ABOVE)


     403(b) Annuities. Tax-free transfers between 403(b) annuity Contracts and/or 403(b)(7) custodial accounts and, with the exception of distributions to and from Roth 403(b) accounts, tax-free rollovers to or from 403(b) programs to 408(b) IRAs, other 403(b) programs, 401(a)/403(a) qualified plans and governmental EDCPs are permitted under certain circumstances. Funds in a 403(b) annuity contract may be rolled directly over to a Roth IRA. Distributions from Roth 403(b) accounts may be rolled over or transferred to another Roth 403(b) account or rolled over to a Roth IRA or a Roth 401(k). Roth 403(b) accounts may only receive rollover contributions from other Roth accounts.

     401(a)/(k) and 403(a) Qualified Plans. The taxable portion of certain distributions, except for distributions from Roth accounts, may be rolled over tax-free to or from a 408(b) individual retirement account or annuity, another such plan, a 403(b) program, or a governmental EDCP. Funds in a qualified contract may be rolled directly over to a Roth IRA. The rollover/ transfer rules for Qualified plans are generally the same as described for 403(b) Annuities.


     408(b) Traditional IRAs and SEPs. Funds may be rolled over tax-free to or from a 408(b) IRA Contract, from a 403(b) program, a 401(a) or 403(a)/(k) qualified plan, or a governmental EDCP under certain conditions. In addition, tax-free rollovers may be made from one 408(b) IRA (other than a Roth IRA) to another provided that no more than one such rollover is made during any 12-month period.

     408A Roth IRAs. Funds may be transferred tax-free from one 408A Roth IRA to another. Funds in a 408(b) IRA or eligible retirement plan (401(a)/(k), 403(b) or governmental 457(b)) may be rolled in a taxable transaction to a 408A Roth IRA by individuals who:

     (i) have adjusted gross income of $100,000 or less, whether single or married filing jointly;

     (ii) are not married filing separately.


     Special, complicated rules governing holding periods, avoidance of the 10% penalty tax and ratable recognition of 1998 income also apply to rollovers from 408(b) IRAs to 408A Roth IRAs, and may be subject to further modification by Congress. Rollovers from pre-tax retirement plans into Roth IRA made in 2010 are also subject to ratable recognition of income in 2011 and 2012 in the absence of a contrary election by the taxpayer. You should consult your tax advisor regarding the application of these rules.


     408(p) SIMPLE IRAs. Funds may generally be rolled over tax-free from a SIMPLE IRA to a 408(b) IRA. However, during the two-year period beginning on the date you first participate in any SIMPLE IRA plan of your employer, SIMPLE IRA funds may only be rolled to another SIMPLE IRA.

     457 Plans. Tax-free transfer of EDCP amounts are permitted only to another EDCP of a like employer. Tax-free rollovers to or from a governmental EDCP to other governmental EDCPs, 403(b) programs, 401(a)/401(k)/403(a) Qualified Plans, 408(b) IRAs are permitted under certain circumstances.

     Nonqualified Contracts. Certain of the nonqualified single payment deferred annuity Contracts permit the Contract Owner to exchange the Contract for a new deferred annuity contract prior to the commencement of annuity payments. A full or partial exchange of one annuity Contract for another is a tax-free transaction under section 1035, provided that the requirements of that section are satisfied. However, the exchange is reportable to the IRS.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     In the prospectus we described generally how under certain conditions we will allow you to exchange from other fixed and/or variable contracts we issue (other contracts) to Portfolio Director. A more detailed comparison of the features, charges and restrictions between each of these listed other contracts and Portfolio Director is provided below.

EXCHANGES FROM INDEPENDENCE PLUS CONTRACTS
(UIT-585 AND UITG-585)

     Sales/Surrender Charges. Under an Independence Plus Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender (or total surrender if there has been no prior partial surrender), to the extend it does not exceed 10% of the Account Value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director imposes a similar surrender charge upon total or partial surrenders. Both the Portfolio Director and Independence Plus Contracts have other similar provisions where surrender charges are not imposed. However, Portfolio Director provides at least one additional provision, not included in Independence Plus Contracts, under which no surrender charge will be imposed. An additional provision allows election of a systematic withdrawal method without surrender charges. For purposes of satisfying the fifteen-year and five-year holding requirements described under "Surrender Charge" in the prospectus, Portfolio Director will be deemed to have been issued on the same date as the Independence Plus Contract or certificate thereunder, but no earlier than January 1, 1982. Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Independence Plus Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under the Independence Plus Contracts, a maintenance charge of $20 is assessed for the first year and an annual charge of $15 is assessed for the second and later years during the accumulation period. The charge is due in quarterly installments. A daily fee is charged at the annual rate of 1% of the daily net asset value allocable to the variable sub-accounts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. Under Independence Plus Contracts ten Divisions of VALIC Separate Account A are available variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. In addition, two fixed investment options are available. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under Independence Plus Contracts provide for payments on a fixed or variable basis, or a combination of both. The Independence Plus Contract permits annuity payments for a designated period between 3 and 30 years. Portfolio Director permits annuity payments for a designated period between of 5 and 30 years. Independence Plus Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, annuity payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM V-PLAN CONTRACTS
(IFA-582 AND GFA-582)

     Sales/Surrender Charges. Under a V-Plan Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 7% of the Purchase Payments withdrawn within five years of the date such Purchase Payments were made. The most recent Purchase Payments are deemed to be withdrawn first. The first partial surrender, to the extent it does not exceed 10% of the account value, may be surrendered in a Participant Year without any surrender charge being imposed. Portfolio Director also imposes a surrender charge upon total or partial surrenders. However, the surrender charge under Portfolio Director may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. V-Plan Contracts have other provisions where surrender charges are not imposed. However, Portfolio Director provides at least two additional provisions, not included in V-Plan Contracts, under which no surrender charge will be imposed. Those Portfolio Director provisions include no surrender charge on an election of the no charge systematic withdrawal method, and where an employee-Participant has maintained the account for a period of five years and has attained age 59 1/2. For purposes of satisfying the fifteen-year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the V-Plan Contract or certificate thereunder, but no earlier than January 1, 1982.

     If there is a total or partial surrender, Purchase Payments exchanged into Portfolio Director and which were made within five years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to the V-Plan Contract for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. There are no administrative and risk charges under V-Plan Contracts. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase

Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fees begin immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the VALIC Separate Account A is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under V-Plan Contracts.

     Annuity Options. Annuity options under V-Plan Contracts provide for payments on a fixed basis only. The V-Plan Contract permits annuity payments for a designated period of 1 to 15 years. Under a V-Plan Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years on a fixed basis only. Under Portfolio Director, Payout Payments may be made on a fixed or variable basis, or a combination of both. Portfolio Director does not provide for commutation. V-Plan Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM SA-1 AND SA-2 CONTRACTS
(GUP-64, GUP-74, GTS-VA)

     Agents' and Managers' Retirement Plan Exchange Offer. All eligible agents and managers of the Company are allowed to participate in the Company's Agents' and Managers' Retirement Plan ("Plan"). We grant to participants in the Plan the right to effect a voluntary exchange of their units of interest under the SA-1 Contracts and Independence Plus Contracts for the equivalent units of interest in Portfolio Director. Agents and managers of VALIC who enter into the voluntary exchange will not incur under Portfolio Director any surrender charges or account maintenance charges. Other individuals who may exchange to Portfolio Director from SA-1 or Independence Plus Contracts may have surrender charges and account maintenance charges imposed under Portfolio Director. All other provisions with regard to exchange offers will apply to the Plan Exchange Offer.

     Pursuant to this voluntary exchange offer, participants in the Plan will have three options from which to choose. As to the funding vehicle for a Purchase Payment plan, the participant may choose to:

..    Remain in the SA-1 Contract and Independence Plus Contract.

..    Leave current assets in the SA-1 Contract or Independence Plus Contract and
     direct future Purchase Payments to Portfolio Director; or

..    Transfer all current assets and future Purchase Payments to Portfolio
     Director.

     If the participant chooses to remain in either the SA-1 Contract or Independence Plus Contract, future Purchase Payments and current assets will be controlled by the provisions of the SA-1 Contract or Independence Plus Contract, respectively. If the participant chooses to leave current assets in the SA-1 Contract or the Independence Plus Contract, and direct future Purchase Payments to Portfolio Director, the current assets will be controlled by the provisions of the SA-1 Contract or the Independence Plus Contract, respectively. The future Purchase Payments will be controlled by the terms of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director. If the participant chooses to transfer all current assets and future Purchase Payments to Portfolio Director, such current assets and future Purchase Payments will be controlled by the provisions of Portfolio Director subject to the exception that surrender charges and account maintenance charges will not be imposed under Portfolio Director.

     Once a participant transfers assets and future Purchase Payments to Portfolio Director the participant will not be permitted to exchange back to the SA-1 Contract or Independence Plus Contract. If a participant chooses to transfer future Purchase Payments but not current assets to Portfolio Director, the participant will be allowed at a later date to transfer the current assets to Portfolio Director. For a complete analysis of the differences between the SA-1 contract or the Independence Plus Contract and Portfolio Director, you should refer to the form of the contract or certificate for its terms and conditions.

     Sales/Surrender Charges. Under the SA-1 and SA-2 Contracts a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a SA-1 or SA-2 Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director ("Exchanged Amount"). Purchase Payments made to Portfolio Director, however, would be subject to a surrender charge. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. No exchange pursuant to this offer will be allowed within 120 days of a transfer of fixed accumulations under a SA-1 or SA-2 Contract to the variable portion of such Contract. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses for SA-1 and SA-2 Contracts. The charge is generally 1.25% and is included in the above sales and administrative charge. An additional daily charge (at an annual rate of 1% of total net assets attributable to SA-1 Contracts and ranging from .21% to .85% of total net assets attributable to SA-2 Contracts) is made for mortality and expense risks assumed by the Company under the variable portion of the Contract. The total of these expenses and other charges is limited to a maximum of the rate imposed on SA-1 and SA-2 Contracts on April 1, 1987. (See prospectus for SA-1 and SA-2 contracts dated April 20, 1987.) For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the average daily net asset value of the Separate Account is attributable to Portfolio Director. (See "Separate Account Charges" and "Separate Account Expense Reimbursement" in the prospectus.)

     Investment Options. Under SA-1 and SA-2 Contracts only one Division of VALIC Separate Account A is available as a variable investment alternative. This Division invests in a portfolio of VALIC Company I, the Stock Index Fund. Under a "grandfathering" arrangement, the total advisory fees and certain other charges imposed against these Contracts are limited to a maximum of the rate charged on April 1, 1987. The maximum expense ratio for the GUP and GTS VA Contracts is 1.4157% and 0.6966%, respectively. (See the prospectus for these Contracts dated April 20, 1987.) Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in other mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under the SA-1 and SA-2 Contracts provide for payments on a fixed or variable basis, or a combination of both. The SA-1 Contract annuity payments under a designated period option are limited to 15 years on a fixed basis only. Under this Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. SA-2 Contracts do not provide a designated period option nor do they provide for commutation. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. The SA-1 and SA-2 Contracts make no provision for transfers from a separate account to a fixed annuity during the annuity period. This option, subject to certain conditions, is available under Portfolio Director. The SA-1 Contracts provide an option for monthly variable annuity payments to be made at a level payment basis during each year of the annuity period. Portfolio Director does not provide this option. SA-1 and Portfolio Director, but not SA-2 Contracts, both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM IMPACT CONTRACTS
(UIT-981)

     Sales/Surrender Charges. Under an Impact Contract, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge is equal to 5% of the Purchase Payments withdrawn within three years of the date such Purchase Payments were made. However, in any Participant Year, the first withdrawal of up to 10% of the account value will not be subject to a surrender charge. The most recent Purchase Payments are deemed to be withdrawn first. Portfolio Director also imposes a surrender charge upon total or partial surrenders which may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. Portfolio Director also has other provisions where surrender charges are not imposed. For purposes of satisfying the fifteen- year and five-year holding requirements, Portfolio Director will be deemed to have been issued on the same date as the Impact Contract, or certificate thereunder, but no earlier than January 1, 1982. Only Purchase Payments exchanged into Portfolio Director which were made within three years before the date of exchange will be treated as Purchase Payments under Portfolio Director for purposes of calculating the surrender charge. Exchanged payments will be deemed to have been made under Portfolio Director on the date they were made to Impact Contracts for purposes of calculating the surrender charge under Portfolio Director.

     Other Charges. Under Impact Contracts, a $30 annual charge is assessed once a year to cover administrative expenses. The charge may, with prior regulatory approval if required, be increased or decreased. In addition, a daily charge is made at an annual rate of 1% of the net asset value allocable to the Impact Contracts to cover administrative expenses (other than those covered by the annual charge) and mortality risks assumed by the Company. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The charge is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No charge is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such charge begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The charge may also be reduced or waived by the Company on Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. Under the Impact Contract five Divisions of Separate Account A are available as variable investment alternatives, each investing in shares of a different underlying fund of VALIC Company I. Under Portfolio Director, 60 Divisions of VALIC Separate Account A are available, 33 of which invest in different investment portfolios of VALIC Company I, 15 of which invest in different portfolios of VALIC Company II, and 12 of which invest in public mutual fund portfolios. Three fixed investment options are also available.

     Annuity Options. Annuity options under Impact Contracts provide for payments on a fixed or variable basis, or a combination of both. The Impact Contract permits annuity payments for a designated period of 1 to 15 years. Under an Impact Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director permits Payout Payments for a designated period of between 5 and 30 years. Impact Contracts and Portfolio Director both provide for "betterment of rates." Under this provision, Payout Payments for fixed annuities will be based on mortality tables then being used by the Company, if more favorable to the Annuitant than those included in the Contract.

EXCHANGES FROM COMPOUNDER CONTRACTS
(C-1-75 AND IFA-78)

     Sales/Surrender Charges. Under a Compounder Contract a sales and administrative charge is deducted from each Purchase Payment. This charge ranges from 5% of the first $5,000 of Purchase Payments to 3% of Purchase Payments in excess of $15,000. If a Compounder Contract is exchanged for Portfolio Director the surrender charge under Portfolio Director will not apply to the amount of Account Value applied to Portfolio Director. Purchase Payments made to Portfolio Director, however, would be subject to the surrender charge under Portfolio Director. In the case of a partial surrender, all Purchase Payments to Portfolio Director will be deemed to be withdrawn before any Exchanged Amount is deemed to be withdrawn. Under Portfolio Director, no sales charge is deducted at the time a Purchase Payment is made, but a surrender charge may be imposed on partial or total surrenders. The surrender charge may not exceed 5% of any Purchase Payments withdrawn within the most recent five years prior to the receipt of the surrender request by the Company at its Home Office. For purposes of this surrender charge, the most recent Purchase Payments are deemed to be withdrawn first.

     Other Charges. A charge of a percentage of each Purchase Payment is made for administrative expenses under a Compounder Contract. The charge is 1.25% and is included in the above sales charge. For Portfolio Director, a quarterly account maintenance charge of $3.75 is assessed for each calendar quarter during the Purchase Period during which any Variable Account Option Account Value is credited to a Participant's Account. The fee is to reimburse the Company for some of the administrative expenses associated with the Variable Account Options. No fee is assessed for any calendar quarter if the Account Value is credited only to the Fixed Account Options throughout the quarter. Such fee begins immediately if an exchange is made into any Variable Account Option offered under Portfolio Director. The fee may also be reduced or waived by the Company for Portfolio Director if the administrative expenses are expected to be lower for that Contract. To cover expenses not covered by the account maintenance charge and to compensate the Company for assuming mortality risks and administration and distribution expenses under Portfolio Director, an additional daily charge with an annualized rate of 0.75% to 1.25% (or lower amounts during the Purchase Period for different series of Portfolio Director), depending upon the Variable Account Options selected, if any, on the daily net asset value of the Separate Account is attributable to Portfolio Director.

     Investment Options. There are no variable investment alternatives provided under Compounder Contracts.

     Annuity Options. Payout Payments under a Compounder Contract are on a fixed basis only and the designated period option is limited to a period of 15 years. However, under a Compounder Contract, the designated period option may, subject to adverse tax consequences, be commuted at any time for its remaining value. Portfolio Director allows Payout Payments be made on a fixed or variable basis, or both. One option under Portfolio Director provides for a designated period of 5 and 30 years. Unlike Portfolio Director, the Compounder Contracts contain no "betterment of rates" provision.

INFORMATION THAT MAY BE APPLICABLE TO ANY EXCHANGE

     Guaranteed Annuity Rates. Mortality rates have improved since annuity rates were developed for the other contracts. Therefore, the annuity rates guaranteed in Portfolio Director are less favorable to Contract Owners and Annuitants than those guaranteed in the other contracts. However, the current annuity rates being charged for fixed annuities under the "betterment of rates" provisions discussed above are more favorable than those guaranteed under Portfolio Director or the other contracts. Of course, no assurance can be given that this will continue to be true at the time of annuitization for a given contract. Guaranteed annuity rate tables are set forth in your Contract or in current endorsements thereto. Those guaranteed for Portfolio Director are set forth therein, and copies may be obtained from the Company.

     To satisfy a federal tax law requirement, non-spouse Beneficiaries under Portfolio Director generally must receive the entire benefit payable upon the death of the Annuitant over their life expectancy or within five years of the Annuitant's death. This requirement may be inapplicable to certain other contracts or certificates issued before January 19, 1985 if not exchanged.

     Under certain deferred annuity contracts issued before October 21, 1979, upon the death of the owner the entire value of the contract as of the date of death may be received income tax free by the Beneficiary. This will not apply to contracts that have been exchanged on or after October 21, 1979.

--------------------------------------------------------------------------------
                         CALCULATION OF SURRENDER CHARGE
--------------------------------------------------------------------------------

     The surrender charge is discussed in the prospectus under "Fees and Charges -- Surrender Charge." Examples of calculation of the Surrender Charge upon total and partial surrender are set forth below:

               ILLUSTRATION OF SURRENDER CHARGE ON TOTAL SURRENDER

     Example 1.

                               TRANSACTION HISTORY

     DATE                                       TRANSACTION              AMOUNT
     ----                                       -----------              ------
     10/1/94......................   Purchase Payment                   $10,000
     10/1/95......................   Purchase Payment                     5,000
     10/1/96......................   Purchase Payment                    15,000
     10/1/97......................   Purchase Payment                     2,000
     10/1/98......................   Purchase Payment                     3,000
     10/1/99......................   Purchase Payment                     4,000
     12/31/99.....................   Total Purchase Payments (Assumes
                                      Account Value is $50,000)          39,000
     12/31/99                        Total Surrender

     Surrender Charge is lesser of (a) or (b):

a.   Surrender Charge calculated on 60 months of Purchase Payments
     1.   Surrender Charge against Purchase Payment of 10/1/94..................   $    0
     2.   Surrender Charge against Purchase Payment of 10/1/95..................   $  250
     3.   Surrender Charge against Purchase Payment of 10/1/96..................   $  750
     4.   Surrender Charge against Purchase Payment of 10/1/97..................   $  100
     5.   Surrender Charge against Purchase Payment of 10/1/98..................   $  150
     6.   Surrender Charge against Purchase Payment of 10/1/99..................   $  200
     Surrender Charge based on Purchase Payments (1 + 2 + 3 + 4 + 5 + 6)........   $1,450

b. Surrender Charge calculated on the excess over 10% of the Account Value at the time of surrender:
     Account Value at time of surrender         $ 50,000
     Less 10% not subject to Surrender Charge    - 5,000
                                                --------
     Subject to Surrender Charge                  45,000
                                                 x   .05
                                                --------
     Surrender Charge based on Account Value    $  2,250.............   $2,250

c.   Surrender Charge is the lesser of a or b........................   $1,450

    ILLUSTRATION OF SURRENDER CHARGE ON A 10% PARTIAL SURRENDER FOLLOWED BY A
                                 FULL SURRENDER

     Example 2.

                TRANSACTION HISTORY (ASSUMES NO INTEREST EARNED)

       DATE                                     TRANSACTION            AMOUNT
       ----                                     -----------            ------
     10/1/94......................   Purchase Payment                 $10,000
     10/1/95......................   Purchase Payment                   5,000
     10/1/96......................   Purchase Payment                  15,000
     10/1/97......................   Purchase Payment                   2,000

     10/1/98......................   Purchase Payment                   3,000
     10/1/99......................   Purchase Payment                   4,000
     12/31/99.....................   10% Partial Surrender (Assumes     3,900
                                     Account Value is $39,000)
     2/1/00.......................   Full Surrender                    35,100

     a. Since this is the first partial surrender in this Participant Year, calculate the excess over 10% of the value of the Purchase Units 10% of $39,000 = $3,900 [no charge on this 10% withdrawal]

     b. The Account Value upon which Surrender Charge on the Full Surrender may be calculated (levied) is $39,000 -- $3,900 = $35,100

     c. The Surrender Charge calculated on the Account Value withdrawn $35,100 x .05 = $1,755

     d. Since only $29,000 has been paid in Purchase Payments in the 60 months prior to the Full Surrender, the charge can only be calculated on $29,000. The $3,900 partial withdrawal does not reduce this amount. Thus, the charge is $29,000 x (0.05) = $1,450.

--------------------------------------------------------------------------------
                               PURCHASE UNIT VALUE
--------------------------------------------------------------------------------

     Purchase Unit value is discussed in the prospectus under "Purchase Period." The Purchase Unit value for a Division is calculated as shown below:

Step 1: Calculate the gross investment rate:

     Gross Investment Rate
=    (EQUALS)
     The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division.
/    (DIVIDED BY)
     The value of the Division for the immediately preceding day on which the values are calculated.

We calculate the gross investment rate as of 4:00 p.m. Eastern time on each business day when the Exchange is open.

Step 2: Calculate net investment rate for any day as follows:

     Net Investment Rate
=    (EQUALS)
     Gross Investment Rate (calculated in Step 1)
-    (MINUS)
     Separate Account charges.

Step 3: Determine Purchase Unit Value for that day.

     Purchase Unit Value for that day.
=    (EQUALS)
     Purchase Unit Value for immediate preceding day.
x    (MULTIPLIED BY)
     Net Investment Rate (as calculated in Step 2) plus 1.00.

     The following illustrations show a calculation of new Purchase Unit value and the purchase of Purchase Units (using hypothetical examples):

               ILLUSTRATION OF CALCULATION OF PURCHASE UNIT VALUE

     Example 3.
     1.   Purchase Unit value, beginning of period...........................................   $ 1.800000
     2.   Value of Fund share, beginning of period...........................................   $21.200000
     3.   Change in value of Fund share......................................................   $  .500000
     4.   Gross investment return (3)/(2)....................................................      .023585
     5.   Daily separate account fee*........................................................      .000027

     *Fee of 1% per annum used for illustrative purposes.

     6.   Net investment return (4)-(5)......................................................      .023558
     7.   Net investment factor
1.000000+(6).................................................     1.023558
     8.   Purchase Unit value, end of period
(1)x(7).........................................   $ 1.842404

   ILLUSTRATION OF PURCHASE OF PURCHASE UNITS (ASSUMING NO STATE PREMIUM TAX)

    Example 4.
     1.   First Periodic Purchase Payment....................................................   $  100.00
     2.   Purchase Unit value on effective date of purchase (see Example 3)..................   $1.800000
     3.   Number of Purchase Units purchased (1)/(2).........................................      55.556
     4.   Purchase Unit value for valuation date following purchase (see Example 3)..........   $1.842404
     5.   Value of Purchase Units in account for valuation date following purchase (3)x(4)...   $  102.36

--------------------------------------------------------------------------------
                            CALCULATION OF MVA OPTION
--------------------------------------------------------------------------------

     The effect of the market value adjustment may be positive or negative. If, for example, on the date of a withdrawal, the index rate described below (plus 0.5%) is higher than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be negative. If, for example, on the date of a withdrawal, the index rate (plus 0.5%) is lower than that index rate as of the Contract's date of issue, the effect of the market value adjustment will be positive. Any negative adjustment will be waived to the extent that it would decrease the withdrawal value below the minimum guaranteed value.

     The market value adjustment is determined by the formula below, using the following factors:

     . A is an index rate determined at the beginning of each MVA term, for a security with time to maturity equal to that MVA term;

     . B is an index rate determined at the time of withdrawal, for a security with time to maturity equal to the current MVA term;

     . N is the number of months remaining in the current MVA term (rounded up to the next higher number of months); and

     . The index rates for A and B will be the U.S. Treasury Yield as quoted by Bloomberg or a comparable financial market news service, for the maturity equal to the MVA term, using linear interpolation as appropriate.

          The market value adjustment will equal:

     The amount surrendered or transferred out prior to the end of the MVA term multiplied by:

                          [(1+A)/(1+B+0.005)]/(N/12)/-1

     The market value adjustment will be added to or deducted from the amount being withdrawn or transferred.

Index rates for any calendar month will equal the average of index rates for the last 5 trading days of the previous calendar month.

--------------------------------------------------------------------------------
                                 PAYOUT PAYMENTS
--------------------------------------------------------------------------------

ASSUMED INVESTMENT RATE

     The discussion concerning the amount of Payout Payments which follows this section is based on an Assumed Investment Rate of 3 1/2% per annum. However, the Company will permit each Annuitant choosing a variable payout option to select an Assumed Investment Rate permitted by state law or regulations other than the 3 1/2% rate described here as follows: 3%, 4 1/2%, 5% or 6% per annum. (Note: an Assumed Investment Rate higher than 5% may not be selected under individual Contracts.) The foregoing Assumed Investment Rates are used merely in order to determine the first monthly payment per thousand dollars of value. It should not be inferred that such rates will bear any relationship to the actual net investment experience of VALIC Separate Account A.

AMOUNT OF PAYOUT PAYMENTS

     The amount of the first variable Payout Payment to the Annuitant will depend on the amount of the Account Value applied to effect the variable annuity as of the tenth day immediately preceding the date Payout Payments commence, the amount of any premium tax owed, the annuity option selected, and the age of the Annuitant.

     The Contracts contain tables indicating the dollar amount of the first payout payment under each payout option for each $1,000 of Account Value (after the deduction for any premium tax) at various ages. These tables are based upon the Annuity 2000 Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate of 3%, 3 1/2%, 4% and 5% per annum (3 1/2% in the group Contract).

     The portion of the first monthly variable Payout Payment derived from a Division of VALIC Separate Account A is divided by the Payout Unit value for that Division (calculated ten days prior to the date of the first monthly payment) to determine the number of Payout Units in each Division represented by the payment. The number of such units will remain fixed during the Payout Period, assuming the Annuitant makes no transfers of Payout Units to provide Payout Units under another Division or to provide a fixed annuity.

     In any subsequent month, the dollar amount of the variable Payout Payment derived from each Division is determined by multiplying the number of Payout Units in that Division by the value of such Payout Unit on the tenth day preceding the due date of such payment. The Payout Unit value will increase or decrease in proportion to the net investment return of the Division or Divisions underlying the variable payout since the date of the previous Payout Payment, less an adjustment to neutralize the 3 1/2% or other Assumed Investment Rate referred to above.

     Therefore, the dollar amount of variable Payout Payments after the first year will vary with the amount by which the net investment return is greater or less than 3 1/2% per annum. For example, if a Division has a cumulative net investment return of 5% over a one year period, the first Payout Payment in the next year will be approximately 1 1/2 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Division. If such net investment return is 1% over a one year period, the first Payout Payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Division.

     Each deferred Contract provides that, when fixed Payout Payments are to be made under one of the first four payout options, the monthly payment to the Annuitant will not be less than the monthly payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the Annuitant that, at retirement, if the fixed payout purchase rates then required by the Company for new single payment immediate annuity Contracts are significantly more favorable than the annuity rates guaranteed by a Contract, the Annuitant will be given the benefit of the new annuity rates.

PAYOUT UNIT VALUE

     The value of a Payout Unit is calculated at the same time that the value of an Purchase Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Purchase Period" in the prospectus.) The calculation of Payout Unit value is discussed in the prospectus under "Payout Period."

     The following illustrations show, by use of hypothetical examples, the method of determining the Payout Unit value and the amount of variable annuity payments.

                ILLUSTRATION OF CALCULATION OF PAYOUT UNIT VALUE

     Example 8.
     1.   Payout Unit value, beginning of period................................   $ .980000
     2.   Net investment factor for Period (see Example 3)......................    1.023558
     3.   Daily adjustment for 3 1/2% Assumed Investment Rate...................     .999906
     4.   (2)x(3)...............................................................    1.023462
     5.   Payout Unit value, end of period (1)x(4)..............................   $1.002993

                         ILLUSTRATION OF PAYOUT PAYMENTS

     Example 9. Annuitant age 65, Life Annuity with 120 Payments Certain
     1.   Number of Purchase Units at Payout Date...............................    10,000.00
     2.   Purchase Unit value (see Example 3)...................................   $     1.800000
     3.   Account Value of Contract (1)x(2).....................................   $18,000.00
     4.   First monthly Payout Payment per $1,000 of Account Value..............   $     5.63
     5.   First monthly Payout Payment (3)x(4)/1,000............................   $   101.34
     6.   Payout Unit value (see Example 8).....................................   $      .980000
     7.   Number of Payout Units (5)/(6)........................................       103.408
     8.   Assume Payout Unit value for second month equal to....................   $      .997000
     9.   Second monthly Payout Payment (7)x(8).................................   $   103.10
    10.   Assume Payout Unit value for third month equal to.....................   $      .953000
    11.   Third monthly Payout Payment (7)x(10).................................   $    98.55

--------------------------------------------------------------------------------
                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

     The Company has qualified or intends to qualify the Contracts for sale in all fifty states and the District of Columbia and will commence offering the Contracts promptly upon qualification in each such jurisdiction.

     The Contracts are sold in a continuous offering by licensed insurance agents who are registered representatives of broker-dealers that are members of the Financial Industry Regulatory Authority ("FINRA"). The principal underwriter for VALIC Separate Account A is American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC. Distributor was formerly known as A.G. Distributors, Inc. In the States of Florida and Illinois, the Distributor is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. The address of the Distributor is 2929 Allen Parkway, Houston, Texas 77019. The Distributor is a Delaware corporation and is a member of FINRA.

     The licensed agents who sell the Contracts will be compensated for such sales by commissions ranging up to 6.0% of each Purchase Payment. Managers who supervise the agents will receive overriding commissions ranging up to 1% of Purchase Payments. These various commissions are paid by the Company and do not result in any charge to Contract Owners or to VALIC Separate Account A in addition to the charges described under "Fees and Charges" in the prospectus.


     Pursuant to its underwriting agreement with the Distributor and VALIC Separate Account A, the Company reimburses the Distributor for reasonable sales expenses, including overhead expenses. Sales Commissions paid for

Portfolio Director, Portfolio Director 2 and Portfolio Director Plus totaled $145,071,105 in 2009, $170,761,050 in 2008 and $172,081,628 in 2007. The
Distributor retained $0 in commissions for each of the Portfolio Director products those same years.


--------------------------------------------------------------------------------
                                     EXPERTS
--------------------------------------------------------------------------------


     The consolidated balance sheets of The Variable Annuity Life Insurance Company as of December 31, 2009 and 2008 and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2009 and the statement of assets and liabilities, including the schedule of portfolio investments, of The Variable Annuity Life Insurance Company Separate Account A as of December 31, 2009 and the related statement of operations for the period then ended and the statements of changes in net assets for each of the two periods ended December 31, 2009, all included in this Statement of Additional Information , have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


--------------------------------------------------------------------------------
                        COMMENTS ON FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The financial statements of The Variable Annuity Life Insurance Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.

     Not all of the VALIC Separate Account A Divisions are available under the Contracts described in the prospectus.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                   Page
                                                                                                 Numbers
                                                                                                 -------
Report of Independent Registered Public Accounting Firm                                             1

Consolidated Balance Sheets - December 31, 2009 and 2008                                          2 to 3

Consolidated Statements of Income (Loss) - Years Ended December 31, 2009, 2008 and 2007             4

Consolidated Statements of Comprehensive Income (Loss) - Years Ended December 31, 2009, 2008
   and 2007                                                                                         5

Consolidated Statements of Shareholder's Equity - Years Ended December 31, 2009, 2008 and 2007      6

Consolidated Statements of Cash Flows - Years Ended December 31, 2009, 2008 and 2007              7 to 8

Notes to Consolidated Financial Statements                                                       9 to 50

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                  1201 LOUISIANA
                                                                      SUITE 2900
                                                           HOUSTON TX 77002-5678
                                                        TELEPHONE (713) 356 4000
                                                        FACSIMILE (713) 356 4717

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of shareholder's equity, and of cash flows present fairly, in all material respects, the financial position of The Variable Annuity Life Insurance Company and its subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of December 31, 2009, the Company changed its definition of cash and cash equivalents.


/s/ PricewaterhouseCoopers LLP

April 30, 2010

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                  -----------------
                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair value
    (cost: 2009 - $22,977; 2008 - $21,806) ....................   $22,494   $20,483
   Hybrid securities, at fair value
    (cost: 2009 - $4; 2008 - $10) .............................         3         8
   Fixed maturity securities, trading, at fair value ..........       174       189
   Equity securities, available for sale, at fair value
    (cost: 2009 - $43; 2008 - $53) ............................        71        52
   Equity securities, trading, at fair value ..................         1         1
   Mortgage and other loans receivable,
    (net of allowance: 2009 - $113; 2008 - $6) ................     4,219     4,451
   Policy loans ...............................................       956     1,007
   Partnerships and other invested assets .....................     1,686     2,370
   Short-term investments .....................................     5,678     1,998
   Derivative assets, at fair value ...........................        10        75
                                                                  -------   -------
Total investments .............................................    35,292    30,634
Cash and cash equivalents .....................................       101        78
Accrued investment income .....................................       395       396
Deferred policy acquisition costs and
 cost of insurance purchased ..................................     2,156     2,501
Deferred sales inducements ....................................       172       146
Other assets ..................................................        89        77
Separate account assets, at fair value ........................    22,928    18,735
                                                                  -------   -------
TOTAL ASSETS ..................................................   $61,133   $52,567
                                                                  =======   =======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                        December 31,
                                                              --------------------------------
                                                                   2009              2008
                                                              --------------   ---------------
                                                              (In millions, except share data)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
   Policyholder contract deposits .........................       32,428           31,785
   Future policy benefits .................................           31               30
   Income taxes payable to Parent .........................          239              150
   Deferred income taxes payable ..........................          540              127
   Derivative liabilities, at fair value ..................           21               16
   Other liabilities ......................................          518              290
   Separate account liabilities ...........................       22,928           18,735
                                                                  ------           ------
TOTAL LIABILITIES .........................................       56,705           51,133
                                                                  ------           ------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
SHAREHOLDER'S EQUITY:
   Common stock, $1 par value, 5,000,000 shares authorized,
    3,575,000 shares issued and outstanding ...............            4                4
   Additional paid-in capital .............................        6,786            5,554
   Accumulated deficit ....................................       (2,199)          (3,430)
   Accumulated other comprehensive loss ...................         (163)            (694)
                                                                  ------           ------
TOTAL SHAREHOLDER'S EQUITY ................................        4,428            1,434
                                                                  ------           ------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ................       61,133           52,567
                                                                  ======           ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                   Years ended December 31,
                                                                 ---------------------------
                                                                  2009      2008     2007
                                                                 ------   -------   ------
                                                                        (In millions)
REVENUES:
   Net investment income .....................................   $2,022   $ 1,414   $2,280
   Net realized investment losses:
      Total other-than-temporary impairments on
       available for sale securities .........................     (623)   (3,060)    (237)
      Portion of other-than-temporary impairments on
       available for sale fixed maturity securities recognized
       in accumulated other comprehensive income (loss) ......     (156)       --       --
                                                                 ------   -------   ------
      Net other-than-temporary impairments on available
       for sale fixed maturity securities recognized in
       net income (loss) .....................................     (779)   (3,060)    (237)
      Other realized investment losses .......................     (127)   (3,918)    (215)
                                                                 ------   -------   ------
         Total net realized investment losses ................     (906)   (6,978)    (452)
   Fee income:
      Variable annuity fees ..................................      241       297      350
      Other fee income .......................................      100       105       97
                                                                 ------   -------   ------
TOTAL REVENUES ...............................................    1,457    (5,162)   2,275
                                                                 ------   -------   ------
BENEFITS AND EXPENSES:
   Interest credited on policyholder contract deposits .......    1,274     1,241    1,173
   Amortization of deferred policy acquisition costs and
    cost of insurance purchased ..............................       94      (166)     148
   Amortization of deferred sales inducements ................        3       (12)       2
   General and administrative expenses, net of deferrals .....      168       187      171
   Commissions, net of deferrals .............................       82        85       77
   Policyholder benefits .....................................       12         8        3
                                                                 ------   -------   ------
TOTAL BENEFITS AND EXPENSES ..................................    1,633     1,343    1,574
                                                                 ------   -------   ------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE ......................     (176)   (6,505)     701
INCOME TAX EXPENSE ...........................................       76        19      207
                                                                 ------   -------   ------
NET INCOME (LOSS) ............................................   $ (252)  $(6,524)  $  494
                                                                 ======   =======   ======

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                Years ended December 31,
                                                                ------------------------
                                                                 2009      2008     2007
                                                                ------   -------   -----
                                                                      (In millions)

NET INCOME (LOSS) ...........................................   $ (252)  $(6,524)  $ 494
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized losses of fixed maturity investments
    on which other-than-temporary credit impairments were
    taken - net of reclassification adjustments .............      425        --      --
   Deferred income tax expense on above changes .............     (152)       --      --
   Net unrealized gains (losses) on all other invested assets arising during the current period - net of
    reclassification adjustments ............................    2,377      (918)   (870)
   Deferred income tax benefit (expense) on above changes ...     (837)      325     309
   Adjustment to deferred policy acquisition costs
    and deferred sales inducements ..........................     (408)      178     102
   Deferred income tax benefit (expense) on above changes ...      143       (63)    (36)
   Foreign currency translation adjustments .................        6         2      --
   Deferred income tax benefit (expense) on above changes ...       (2)       (1)     --
                                                                ------   -------   -----
OTHER COMPREHENSIVE INCOME (LOSS) ...........................    1,552      (477)   (495)
                                                                ------   -------   -----
COMPREHENSIVE INCOME (LOSS) .................................   $1,300   $(7,001)  $  (1)
                                                                ======   =======   =====

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                   2009      2008     2007
                                                                 -------   -------   ------
                                                                       (In millions)
COMMON STOCK:
   Balance at beginning and end of year .....................    $     4   $     4   $    4
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year .............................      5,554     1,648    1,613
      Capital contributions from Parent (see Note 12) .......      1,232     3,906       35
                                                                 -------   -------   ------
   Balance at end of year ...................................      6,786     5,554    1,648
                                                                 -------   -------   ------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year .............................     (3,430)    3,094    3,336
      Cumulative effect of accounting change, net of tax.....      1,483        --      (36)
      Net income (loss) .....................................       (252)   (6,524)     494
      Dividends .............................................         --        --     (700)
                                                                 -------   -------   ------
   Balance at end of year ...................................     (2,199)   (3,430)   3,094
                                                                 -------   -------   ------
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Balance at beginning of year .............................       (694)     (217)     278
      Cumulative effect of accounting change, net of tax.....     (1,021)       --       --
      Other comprehensive income (loss) .....................      1,552      (477)    (495)
                                                                 -------   -------   ------
   Balance at end of year ...................................       (163)     (694)    (217)
                                                                 -------   -------   ------
TOTAL SHAREHOLDER'S EQUITY ..................................    $ 4,428   $ 1,434   $4,529
                                                                 =======   =======   ======

          See accompanying notes to consolidated financial statements

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                  Years ended December 31,
                                                                 --------------------------
                                                                  2009      2008      2007
                                                                 ------    ------   -------
                                                                        (In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) ............................................   $ (252)  $(6,524)  $  494
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH
 PROVIDED BY OPERATING ACTIVITIES:
Interest credited on policyholder contract deposits ..........    1,274     1,241     1,173
Amortization of deferred policy acquisition costs and
 cost of insurance purchased .................................       94      (166)     148
Amortization of deferred sales inducements ...................        3       (12)       2
Net realized investment losses ...............................      906     6,978      452
Equity in income of partnerships and other invested assets ...       45       427     (163)
Amortization (accretion) of net premium/discount on
 investments .................................................     (165)      (58)     (73)
Provision for deferred income taxes ..........................       27      (200)      (8)
Capitalized interest .........................................      (23)      (25)     (29)
CHANGE IN:
   Hybrid securities, at fair value ..........................        5        76       19
   Trading securities, at fair value .........................       15        94       24
   Accrued investment income .................................        1        (4)      23
   Deferral of deferred policy acquisition costs and cost of
    insurance purchased ......................................     (143)     (175)    (186)
   Income taxes currently receivable/payable .................       89       160       (2)
   Other assets ..............................................       (6)       21       (9)
   Future policy benefits ....................................        1        28        1
   Other liabilities .........................................      229       103       65
Other, net ...................................................        3       (20)      (2)
                                                                 ------   -------   ------
      NET CASH PROVIDED BY OPERATING ACTIVITIES ..............    2,103     1,944    1,929
                                                                 ------   -------   ------

          See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                              Years ended December 31,
                                                            ---------------------------
                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                  (In millions)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities ............................   $(3,876)  $(5,724)  $(6,809)
   Equity securities ....................................        (1)      (44)      (44)
   Mortgage and other loans .............................      (146)     (361)   (1,395)
   Other investments, excluding short-term investments ..    (2,569)   (3,496)   (3,984)
Sales of:
   Fixed maturity securities ............................     3,322     5,507     7,711
   Equity securities ....................................        15        55        33
   Other investments, excluding short-term investments ..     2,792     3,168     2,928
Redemptions and maturities of:
   Fixed maturity securities ............................       818       836     1,265
   Mortgage and other loans .............................       262       332       306
   Other investments, excluding short-term investments ..       284       314       415
Change in short-term investments ........................    (3,679)   (1,682)     (218)
Change in securities lending collateral .................        --     5,984       159
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES    (2,778)    4,889       367
                                                            -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits ...........................     2,814     2,754     2,437
Policyholder account withdrawals ........................    (3,820)   (3,743)   (3,568)
Net exchanges to/(from) variable accounts ...............       693     1,001       (90)
Claims and annuity payments .............................      (219)     (188)     (195)
Change in securities lending payable ....................        --    (9,843)     (193)
Cash capital contribution from Parent Company ...........     1,230     3,213        35
Dividend paid to Parent Company .........................        --        --      (700)
                                                            -------   -------   -------
      NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES       698    (6,806)   (2,274)
                                                            -------   -------   -------
INCREASE IN CASH AND CASH EQUIVALENTS ...................        23        27        22
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD ........        78        51        29
                                                            -------   -------   -------
CASH AND CASH EQUIVALENTS AT END OF PERIOD ..............   $   101   $    78   $    51
                                                            =======   =======   =======
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid ............................   $   (41)  $    60   $   216
Non-cash activity:
Sales inducements credited to policyholder contract
 deposits ...............................................   $    43   $    42   $    38
Capital contribution in the form of securities ..........   $    --   $   693   $    --

           See accompanying notes to consolidated financial statements

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is a direct, wholly owned subsidiary of American General Life Insurance Company (the "Parent"), a Texas-domiciled life insurance company, which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a Texas-domiciled life insurance company providing tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector and not-for-profit organizations. The Company markets products nationwide through exclusive and independent sales representatives.

As the Company primarily markets through an exclusive sales agent force, no annual annuity deposits for any individual agent in 2009 or 2008 represented more than 10 percent of total annuity deposits.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG beginning late in the third quarter of 2008 and related events described in Note 14 below (collectively, the "American International Group Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities; monitoring and limiting prepayment and extension risk in its portfolio; maintaining a large percentage of its portfolio in highly liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable annuity assets held in separate accounts. In addition, the Company has experienced surrenders in its variable annuity products, including surrenders of certain large groups in 2009, and may continue to experience such surrenders, also resulting in reduced fee income. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits ("EGPs") for investment-oriented products, recoverability of deferred policy acquisition costs ("DAC"), fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

2.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as held to maturity or available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in net investment income, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II") which is carried at fair value. See Notes 6 and 7 for discussion on ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

EVALUATING INVESTMENTS FOR OTHER-THAN-TEMPORARY IMPAIRMENTS

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the new standard.

IMPAIRMENT POLICY -- EFFECTIVE APRIL 1, 2009 AND THEREAFTER

FIXED MATURITY SECURITIES

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

When estimating future cash flows for a structured fixed maturity security (e.g. Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS"), Collateralized debt obligations ("CDO"), Asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

     .    Current delinquency rates;

     .    Expected default rates and timing of such defaults;

     .    Loss severity and timing of any such recovery;

     .    Expected prepayment speeds; and

     .    Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the new accounting standard related to the other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

     . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

     . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

FIXED MATURITY SECURITIES IMPAIRMENT POLICY -- PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale.

MORTGAGE LOANS HELD FOR INVESTMENT

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

VALUATION ALLOWANCE

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss: 1) individual loans that are specifically reserved ("specific loan loss allowance") and 2) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance").

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as risk rating, vintage, maturity date, debt service coverage ratio ("DSCR"), loan to value ("LTV") and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral of the loans with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to the realized investment gains (losses) in the consolidated statements of income (loss).

MORTGAGE LOANS HELD FOR SALE

Loans classified as "held for sale" where the Company expects to sell in the foreseeable future are reported at the lower of cost or market value. The amount by which cost exceeds market is accounted for as a valuation allowance and is reported net with the loan balance on the consolidated balance sheets. Loan origination fees and certain incremental origination costs are deferred until the related loan is sold. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in net realized investment gains (losses) in the consolidated statements of income (loss). The Company had no loans held for sale as of December 31, 2009 and 2008.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

PARTNERSHIPS AND OTHER INVESTED ASSETS

Partnerships in which the AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. The Company's investments in partially owned companies include its interest in Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust").

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company issues riders that offer guaranteed minimum withdrawal benefit ("GMWB") on certain variable annuity products. The GMWB is a feature that provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefits to be provided. The Company purchases options on the S&P 500 index and futures of U.S. Treasury securities to partially offset this risk. The GMWB is considered an embedded derivative that is required to be bifurcated from the host contract and carried at fair value. The fair value of the GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market through matrix pricing that utilizes observable market inputs. The fair value of these embedded derivatives are reflected in policyholder contract deposits in the consolidated balance sheets. The changes in fair value of the Company's embedded derivatives are reported in net realized investment gains (loss) in the accompanying consolidated statements of income (loss).

See Notes 2.7 and 5 for further discussion of GMWB.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss).

See Notes 3, 5 and 14 for further discussion on derivative financial instruments.

SHORT-TERM INVESTMENTS

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

2.4 CASH AND CASH EQUIVALENTS

Cash represents cash on hand and non-interest bearing demand deposits.  See Note
2.14 for discussion of the Company's change in accounting principle related to its definition of cash.

2.5 DEFERRED POLICY ACQUISITION COSTS, COST OF INSURANCE PURCHASED ("CIP") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses, that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, guarantee costs, surrender charges and direct administrative expenses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g., market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

The DAC for investment-type products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The cost assigned to certain acquired insurance contracts in force at the acquisition date (referred to as cost of insurance purchased, or "CIP") is reported in deferred acquisition costs and cost of insurance purchased in the consolidated balance sheets. Interest was accreted on the unamortized balance of CIP at rates ranging from 3.0 percent to 4.5 percent in 2009, 2008 and 2007. CIP is charged to expense and adjusted for the impact of net unrealized gains (losses) on securities in the same manner as DAC and reported within the same financial statement line items.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders, on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

2.6 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable and certain group fixed annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

2.7 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

GMWB is a feature the Company began offering on certain variable annuity product in second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The changes in fair value of the liability for GMWB are reported in net realized investment gain (loss) in the consolidated statements of income
(loss).

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In addition, the Company is a coinsurer for the GMWB under a separate reinsurance agreement on certain variable annuity contracts issued by American Life Insurance Company ("ALICO"), an AIG subsidiary. See additional discussion in Note 10.

2.8 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

A GMDB feature is issued on a majority of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB liability balance, with a related charge or credit to policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

The Company is a coinsurer for the guaranteed minimum income benefit ("GMIB") under a separate reinsurance agreement on certain variable annuity contracts issued by ALICO. See additional discussion in Note 10.

2.9 NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

     . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

     . Dividend income and distributions from common and preferred stock and other investments when receivable.

     . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     . Earnings from partnership investments accounted for under the equity method.

2.10 NET REALIZED INVESTMENT GAINS AND LOSSES

Net  realized   investment   gains  and  losses  are   determined   by  specific
identification. The net realized investment gains and losses are generated primarily from the following sources:

     .    Sales  of  fixed  maturity  and  equity  securities   (except  trading
          securities accounted for at fair value), securities lending invested collateral and other types of investments.

     . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other types of investments for other-than-temporary impairments.

     .    Changes in fair value of derivatives.

     .    Exchange   gains  and   losses   resulting   from   foreign   currency
          transactions.

2.11 FEE INCOME

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity policy fees are based on the amount used

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios. Surrender charges are assessed on withdrawals occurring during the surrender charge period. Net retained commissions are recognized as income on a trade date basis.

2.12 INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

2.13 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gain (loss) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2009 or 2008.

2.14 ACCOUNTING CHANGES

DEFINITION OF CASH AND CASH EQUIVALENTS

In 2009, the Company changed its definition of cash to exclude the Company's investment in an investment pool managed by an affiliate, which is now being classified as a short-term investment. This reclassification was considered preferable presentation by management as it is consistent with the presentation of the investment pool account at the AIG level and among other affiliates within the enterprise. Any change in policy concerning cash and cash equivalents is deemed to be a change in accounting principle and the financial statements of earlier years presented should be restated for comparative purposes. As such, the Company has restated the consolidated balance sheets and the consolidated statements of cash flows for this change. The Company held $1.9 billion and $0.3 billion in this investment pool account at December 31, 2008 and 2007, respectively, which has been reclassified as a short-term investment.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2007:

DEFERRED ACQUISITION COSTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued an accounting standard that provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in the accounting standard for certain long-duration contracts issued by insurance enterprises. The standard defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

UNCERTAINTY IN INCOME TAXES

In July 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard which clarifies the accounting for uncertainty in income tax positions. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the interpretation on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional disclosures on this standard.

ACCOUNTING FOR A CHANGE OR PROJECTED CHANGE IN THE TIMING OF CASH FLOWS RELATING TO INCOME TAXES GENERATED BY A LEVERAGED LEASE TRANSACTION

In July 2006, the FASB issued an accounting standard that addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any uncertain tax position related to the lease. The Company adopted the standard on January 1, 2007. Upon adoption, the Company recorded a $36.2 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with the standard, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $136.6 million reduction to investment income for the year ended December 31, 2008.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expanded disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarified that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting the new standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO OTHER-THAN-TEMPORARY IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for, and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

SUBSEQUENT EVENTS

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009. The adoption of the new standard did not affect the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 4 for the expanded disclosures.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $0.5 billion as of April 1, 2009, consisting of a decrease in accumulated deficit of $1.5 billion and an increase to accumulated other comprehensive loss of $1.0 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 12 herein). The cumulative effect adjustment resulted in an increase of approximately $1.9 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments (see Note 2 for a more detailed discussion of the changes in policy):

     . Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

     . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

     . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:


                                                                         (Increase)
                                                                        Decrease to
                                                          (Increase)    Accumulated    Net Increase in
                                                         Decrease to       Other       the Company's
                                                         Accumulated   Comprehensive    Shareholder's
                                                           Deficit          Loss            Equity
                                                         -----------   -------------   ---------------
                                                                         (In millions)
Net effect of the increase in amortized cost of
 available for sale fixed maturity securities ........      $1,898        $(1,898)          $ --
Net effect of related DAC, sales inducement assets and
 other insurance balances ............................        (314)            314            --
Net effect on deferred income tax assets .............        (101)            563           462
                                                            ------        -------           ----
Net increase (decrease) in the Company's shareholder's
 equity ..............................................      $1,483        $(1,021)          $462
                                                            ======        =======           ====

DETERMINING FAIR VALUE WHEN VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The new standard was effective for interim and annual periods ending after December 15, 2009. The adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (1) the obligation to absorb losses of the entity or (2) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The new standard is effective for interim and annual periods beginning on January 1, 2010 for the Company. Earlier application is prohibited. The Company does not expect the effect of adopting this new standard on its results of operations or cash flows to be material.

3.   FAIR VALUE MEASUREMENTS

3.1 FAIR VALUE OF FINANCIAL INSTRUMENTS

Amounts related to the Company's financial instruments are as follows:

                                                        December 31, 2009    December 31, 2008
                                                       ------------------   ------------------
                                                       Carrying     Fair    Carrying     Fair
                                                        Amount     Value     Amount     Value
                                                       --------   -------   --------   -------
                                                                   (In millions)
ASSETS:
   Fixed maturity securities, available for sale....    $22,494   $22,494    $20,483   $20,483
   Fixed maturity securities, hybrid ...............          3         3          8         8
   Fixed maturity securities, trading ..............        174       174        189       189
   Equity securities, available for sale ...........         71        71         52        52
   Equity securities, trading ......................          1         1          1         1
   Mortgage and other loans ........................      4,219     4,206      4,451     4,532
   Policy loans ....................................        956       956      1,007     1,007
   Partnerships and other invested assets ..........      1,686     1,686      2,370     2,370
   Short-term investments ..........................      5,678     5,678      1,998     1,998
   Derivative assets ...............................         10        10         75        75
   Accrued investment income .......................        395       395        396       396
   Separate account assets .........................     22,928    22,928     18,735    18,735
LIABILITIES:
   Policyholder contract deposits (1) ..............     32,428    34,509     31,785    31,071
   Derivative liabilities ..........................         21        21         16        16

----------

(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

FIXED MATURITY SECURITIES, EQUITY SECURITIES AND TRADING SECURITIES

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity and equity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

The fixed maturity  securities,  trading portfolio consists of an interest in ML
II. At inception, the Company's economic interest in ML II was valued at the transaction price of $173.8 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values of the underlying assets commensurate with the Company's interests in the capital structure of the respective entities. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the interest in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the interest in ML II. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Adjustments to the fair value of the Company's interest in ML II are recorded in net investment income. The Company's interest in ML II is included in fixed maturities, trading, at fair value.

MORTGAGE AND OTHER LOANS

Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

POLICY LOANS

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

PARTNERSHIPS AND OTHER INVESTED ASSETS

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

ACCRUED INVESTMENT INCOME

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

POLICYHOLDER CONTRACT DEPOSITS

Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

The fair value of embedded derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

3.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

RECURRING FAIR VALUE MEASUREMENTS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

     . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

     . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          Counterparty
At December 31, 2009                                        Level 1   Level 2   Level 3   Netting /(a)/     Total
---------------------------------------------------------   -------   -------   -------   ------------    -------
                                                                       (In millions)
ASSETS:
   Fixed maturity securities, available for sale:
      U.S. government securities and government
       sponsored entities ...............................   $    --   $   163    $   --       $ --        $   163
      Foreign government ................................        --       227        --         --            227
      Obligations of states, municipalities and
       political subdivisions ...........................        --        60        --         --             60
      Corporate debt ....................................        --    13,618       868         --         14,486
      Residential mortgage-backed securities ............        --     4,832       622         --          5,454
      Commercial mortgage-backed securities .............        --       482       558         --          1,040
      Collateralized debt obligation / Asset
       backed securities ................................        --       219       845         --          1,064
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, available for sale           --    19,601     2,893         --         22,494
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, hybrid:
      Corporate debt ....................................   $    --   $    --    $    3       $ --        $     3
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, hybrid ..............        --        --         3         --              3
                                                            -------   -------    ------       ----        -------
   Fixed maturity securities, trading:
      Corporate debt ....................................   $    --   $     4    $   --       $ --        $     4
      Commercial mortgage-backed securities .............        --        30         8         --             38
      Collateralized debt obligation / Asset
       backed securities ................................        --        --       132         --            132
                                                            -------   -------    ------       ----        -------
   Total fixed maturity securities, trading .............        --        34       140         --            174
                                                            -------   -------    ------       ----        -------
   Equity securities, available for sale
      Common stock ......................................   $    39   $    --    $    7       $ --        $    46
      Preferred stock ...................................        --         4        21         --             25
                                                            -------   -------    ------       ----        -------
   Total equity securities, available for sale ..........        39         4        28         --             71
                                                            -------   -------    ------       ----        -------
   Equity securities, trading
      Common stock ......................................   $    --   $    --    $    1       $ --        $     1
                                                            -------   -------    ------       ----        -------
   Total equity securities, trading .....................        --        --         1         --              1
                                                            -------   -------    ------       ----        -------
   Partnerships and other invested assets ..............    $    16   $   261    $  421       $ --        $   698
   Short-term investments ...............................        21     4,359        --         --          4,380
   Derivative assets ....................................        10        10        --        (10)            10
   Separate account assets ..............................    22,928        --        --         --         22,928
                                                            -------   -------    ------       ----        -------
Total ...................................................   $23,014   $24,269    $3,486       $(10)       $50,759
                                                            =======   =======    ======       ====        =======
LIABILITIES:
   Policyholder contract deposits .......................   $    --   $    --    $   76       $ --        $    76
   Derivative liabilities ...............................        --        31        --        (10)            21
                                                            -------   -------    ------       ----        -------
Total ...................................................   $    --   $    31    $   76       $(10)       $    97
                                                            =======   =======    ======       ====        =======

----------
/(a)/ Represents netting of derivative exposures covered by a qualifying master netting agreement

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                    Total Fair
At December 31, 2008                                  Level 1   Level 2   Level 3      Value
---------------------------------------------------   -------   -------   -------   ----------
                                                                    (In millions)
ASSETS:
   Fixed maturity securities, available for sale...   $    --   $18,013   $ 2,470     $20,483
   Fixed maturity securities, hybrid ..............        --         8        --           8
   Fixed maturity securities, trading .............        --        49       140         189
   Equity securities, available for sale ..........        24         1        27          52
   Equity securities, trading .....................        --        --         1           1
   Partnerships and other invested assets .........        13       450       434         897
   Short-term investments .........................        --     1,127        --       1,127
   Derivative assets ..............................        32        43        --          75
   Separate account assets ........................    18,466       269        --      18,735
                                                      -------   -------   -------     -------
Total .............................................   $18,535   $19,960   $ 3,072     $41,567
                                                      =======   =======   =======     =======
LIABILTIES:
   Policyholder contract deposits .................   $    --   $    --   $   210     $   210
   Derivative liabilities .........................        --        16        --          16
                                                      -------   -------   -------     -------
Total .............................................   $    --   $    16   $   210     $   226
                                                      =======   =======   =======     =======

At December 31, 2009 and 2008, Level 3 assets were 5.7 percent and 5.8 percent of total assets and Level 3 liabilities were less than 1 percent and less than 1 percent of total liabilities, respectively.

The following table present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                              Net
                                                           Realized                                                  Changes in
                                                             and                                                     Unrealized
                                                          Unrealized                Purchases,                         Gains
                                                             Gains                    Sales,                        (Losses) on
                                                           (Losses)   Accumulated   Issuances                       Instruments
                                                Balance -  included      Other         and                Balance -     Held
                                                Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2009                               of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
----------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                              (In millions)
Assets:
Fixed maturity securities, available for sale:
   Obligations of states, municipalities and
    political subdivisions ....................   $   75     $  --        $ --         $ (75)     $  --    $   --      $  --
   Corporate debt .............................    1,065        12         271          (231)      (249)      868         --
   Residential mortgage-backed securities .....      576      (134)        146           (40)        74       622         --
   Commercial mortgage-backed securities ......      307      (207)        227          (105)       336       558         --
   Collateralized debt obligation / Asset
    backed securities .........................      447       (40)        229            70        139       845         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities,
 available for sale ...........................    2,470      (369)        873          (381)       300     2,893         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, hybrid:
 Corporate debt ...............................   $   --     $  --        $ --         $  --      $   3    $    3      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, hybrid .......       --        --          --            --          3         3         --
                                                  ------     -----        ----         -----      -----    ------      -----
Fixed maturity securities, trading:
   Commercial mortgage-backed securities ......   $    4     $   1        $ --         $  --      $   3    $    8      $   2
   Collateralized debt obligation / Asset
    backed securities .........................      136       (11)         --             7         --       132        (11)
                                                  ------     -----        ----         -----      -----    ------      -----
Total fixed maturity securities, trading ......      140       (10)         --             7          3       140         (9)
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, available for sale:
   Common stock ...............................   $    8     $  (7)       $  5         $   1      $  --    $    7      $  --
   Preferred stock ............................       19        (3)          8            --         (3)       21         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, available for sale           27       (10)         13             1         (3)       28         --
                                                  ------     -----        ----         -----      -----    ------      -----
Equity securities, trading:
   Common stock ...............................   $    1     $  --        $ --         $  --      $  --    $    1      $  --
                                                  ------     -----        ----         -----      -----    ------      -----
Total equity securities, trading ..............        1        --          --            --         --         1         --
                                                  ------     -----        ----         -----      -----    ------      -----
Partnerships and other invested assets ........      434       (69)         26            30         --       421         --
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $3,072     $(458)       $912         $(343)     $ 303    $3,486      $  (9)
                                                  ======     =====        ====         =====      =====    ======      =====
Liabilities:
   Policyholder contract deposits .............   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ------     -----        ----         -----      -----    ------      -----
Total .........................................   $  210     $(149)       $ (8)        $  23      $  --    $   76      $(148)
                                                  ======     =====        ====         =====      =====    ======      =====

                                                                  Net
                                                               Realized                                                  Changes in
                                                                 and                                                     Unrealized
                                                              Unrealized                Purchases,                         Gains
                                                                 Gains                    Sales,                        (Losses) on
                                                               (Losses)   Accumulated   Issuances                       Instruments
                                                    Balance -  included      Other         and                Balance -     Held
                                                    Beginning  in Income Comprehensive Settlements,             End of   at End of
December 31, 2008                                   of Period     (1)    Income (Loss)     Net      Transfers   Period    Period
--------------------------------------------------- --------- ---------- ------------- ------------ --------- --------- -----------
                                                                                  (In millions)
Assets:
   Fixed maturity securities, available for sale...   $2,487   $  (529)      $(80)        $   109     $  483    $2,470      $ --
   Fixed maturity securities, trading .............       --       (53)        --             174         19       140       (53)
   Equity securities, available for sale ..........       19        (2)       (16)            (14)        40        27        --
   Equity securities, trading .....................        1        --         --              --         --         1        --
   Partnerships and other invested assets .........      316       (19)       (26)            164         (1)      434        --
   Securities lending invested collateral .........    1,424    (1,119)       299          (1,717)     1,113        --        --
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $4,247   $(1,722)      $177         $(1,284)    $1,654    $3,072      $(53)
                                                      ======   =======       ====         =======     ======    ======      ====
Liabilities:
   Policyholder contract deposits .................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ------   -------       ----         -------     ------    ------      ----
Total .............................................   $   13   $   183       $ --         $    26     $  (12)   $  210      $183
                                                      ======   =======       ====         =======     ======    ======      ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) Net realized and unrealized gains (losses) related to Level 3 items shown above are reported in net realized investment gains (losses) in the consolidated statements of income (loss), except for fixed maturity trading securities which are recorded in net investment income.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company has elected fair value  accounting  for its economic  interest in ML
II. The Company recorded losses of $10.8 million and $37.5 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of its interest in ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

Mortgage and other loans: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans.

4. INVESTMENTS

4.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

Fixed maturity and equity securities classified as available-for-sale and securities lending collateral are reported at fair value. The cost or amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale by major category and securities lending collateral follow:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                     Other-Than-
                                                    Cost or       Gross        Gross     Estimated    Temporary
                                                   Amortized   Unrealized   Unrealized      Fair     Impairments
December 31, 2009                                     Cost        Gains       Losses       Value       in AOCI
-----------------                                  ---------   ----------   ----------   ---------   -----------
                                                                   (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .........................    $   167      $   --      $    (4)     $   163       $  --
   Foreign government ..........................        208          21           (2)         227          --
   Obligations of states, municipalities and
    political subdivisions .....................         58           2           --           60          --
   Corporate debt ..............................     13,642         925         (194)      14,373          19
   Residential mortgage-backed securities ......      5,929         176         (651)       5,454        (173)
   Commercial mortgage-backed securities .......      1,698          21         (679)       1,040        (188)
   Collateralized debt obligation / asset
      backed securities ........................      1,116          56         (108)       1,064          11
   Affiliated securities .......................        159          --          (46)         113          --
                                                    -------      ------      -------      -------       --------
Total fixed maturity securities,
 available for sale ............................     22,977       1,201       (1,684)      22,494        (331)
Equity securities, available for sale:
   Common stocks ...............................         23          24           (1)          46          --
   Preferred stocks ............................         20           7           (2)          25          --
                                                    -------      ------      -------      -------       -----
Total equity securities, available for sale ....         43          31           (3)          71          --
                                                    -------      ------      -------      -------       -----
Total ..........................................    $23,020      $1,232      $(1,687)     $22,565       $(331)
                                                    =======      ======      =======      =======       =====

                                                  Cost or       Gross        Gross     Estimated
                                                 Amortized   Unrealized   Unrealized      Fair
December 31, 2008                                   Cost        Gains       Losses       Value
-----------------                                ---------   ----------   ----------   ---------
                                                               (In millions)
Fixed maturity securities, available for
 sale:
   U.S. government securities and government
    sponsored entities .......................    $      2      $  1       $    --      $     3
   Foreign government ........................         205         6           (11)         200
   Obligations of states, municipalities and
    political subdivisions ...................         134         3            --          137
   Corporate debt ............................      12,675       298          (977)      11,996
   Residential mortgage-backed securities ....       6,514       125          (494)       6,145
   Commercial mortgage-backed securities .....       1,143        47          (185)       1,005
   Collateralized debt obligation / asset
      backed securities ......................         832        58           (80)         810
   Affiliated securities .....................         301        --          (114)         187
                                                 ---------   ----------   ----------   ---------
Total fixed maturity securities,
 available for sale ..........................      21,806       538        (1,861)      20,483
Equity securities, available for sale:
   Common stocks .............................          33         3            (4)          32
   Preferred stocks ..........................          20        --            --           20
                                                 ---------   ----------   ----------   ---------
Total equity securities, available for sale...          53         3            (4)          52
                                                 ---------   ----------   ----------   ---------
Total ........................................    $ 21,859      $541       $(1,865)     $20,535
                                                 =========   ==========   ==========   =========

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                 Less than 12 Months    12 Months or More         Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair     Unrealized
December 31, 2009                                 Value     Losses      Value     Losses     Value      Losses
-----------------                                ------   ----------   ------   ----------   ------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   U.S. government securities and government
    sponsored entities .......................   $  160    $    (4)    $   --      $  --     $  160    $    (4)
   Foreign government ........................       16         (1)        14         (1)        30         (2)
   Corporate debt ............................    2,406       (107)     1,160        (87)     3,566       (194)
   Residential mortgage-backed securities ....      930       (336)     1,460       (315)     2,390       (651)
   Commercial mortgage-backed securities .....      598       (640)       188        (39)       786       (679)
   Collateralized debt obligation/asset
    backed securities ........................      306        (93)       179        (15)       485       (108)
   Affiliated securities .....................       --         --         72        (46)        72        (46)
                                                 ------   ----------   ------   ----------   ------   ----------
Total fixed maturity securities,
 available for sale ..........................    4,416     (1,181)     3,073       (503)     7,489     (1,684)
Equity securities, available for sale:
   Common stocks .............................        5         (1)        --         --          5         (1)
   Preferred stocks ..........................        2         (2)        --         --          2         (2)
                                                 ------   ----------   ------   ----------   ------   ----------
Total equity securities, available
 for sale ....................................        7         (3)        --         --          7         (3)
                                                 ------   ----------   ------   ----------   ------   ----------
Total ........................................   $4,423    $(1,184)    $3,073      $(503)    $7,496    $(1,687)
                                                 ======    =======     ======      =====     ======    =======

                                                 Less than 12 Months    12 Months or More          Total
                                                 -------------------   -------------------   -------------------
                                                  Fair    Unrealized    Fair    Unrealized   Fair      Unrealized
December 31, 2008                                 Value     Losses      Value     Losses     Value       Losses
-----------------                                ------   ----------   ------   ----------   -------   ----------
                                                                         (In millions)
Fixed maturity securities, available for sale:
   Foreign government.........................   $  116     $   (11)   $    4      $  --     $   120    $   (11)
   Corporate debt.............................    5,637        (706)    1,426       (271)      7,063       (977)
   Residential mortgage-backed securities.....      978        (168)    1,213       (326)      2,191       (494)
   Commercial mortgage-backed securities......      339        (109)      142        (76)        481       (185)
   Collateralized debt obligation/Asset
    backed securities.........................      216         (33)      116        (47)        332        (80)
   Affiliated securities......................      124         (91)       23        (23)        147       (114)
                                                 ------   ----------   ------   ----------   -------   ----------
Total fixed maturity securities,
 available for sale...........................    7,410      (1,118)    2,924       (743)     10,334     (1,861)
Equity securities, available for sale:
   Common stocks..............................       11          (4)       --         --          11         (4)
   Preferred stocks...........................        3          --        --         --           3         --
                                                 ------   ----------   ------   ----------   -------   ----------
Total equity securities, available for sale...       14          (4)       --         --          14         (4)
                                                 ------   ----------   ------   ----------   -------   ----------
Total.........................................   $7,424     $(1,122)   $2,924      $(743)    $10,348    $(1,865)
                                                 ======   ==========   ======   ==========   =======   =========

As of December 31, 2009,  the Company held 1,019  individual  fixed maturity and equity securities that were in an unrealized loss position, of which 368 individual securities were in an unrealized loss position continuously for 12 months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009 were as follows:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                       Total Fixed Maturity
                                                                   Available for Sale Securities
                                                                   -----------------------------
                                                                   Amortized       Estimated
                                                                      Cost        Fair Value
                                                                   ---------   -----------------
                                                                           (In millions)
  Due in one year or less ......................................     $   360       $   367
  Due after one year through five years ........................       4,628         4,898
  Due after five years through ten years .......................       6,554         6,882
  Due after ten years ..........................................       2,692         2,789
  Mortgage-backed, asset backed and collateralized securities...       8,743         7,558
                                                                     -------       -------
  Total fixed maturity securities, available for sale ..........     $22,977       $22,494
                                                                     =======       =======

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2009,  the Company's  investments  included two  investments  in
single  entities  that  exceeded  10  percent  of  the  Company's   consolidated
shareholder's equity. These investments included a short-term money market investment of $5.6 billion and highly-rated mortgage-backed securities of a single issuer of $491.8 million. At December 31, 2008, the Company's investments included seven investments in single entities that each exceeded 10 percent of the Company's consolidated shareholder's equity. These investments included short-term money market investments, highly-rated mortgage-backed securities, and public high grade bonds. Three of the issuing entities were U.S. government agencies.

At December 31, 2009, $2.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

See Note 7 for information on events and transactions related to the Company's participation in AIG's U.S. Securities Lending Program.

4.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their individual interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. The interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains and losses included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2009, 2008 and 2007 were $7.5 million gains, $84.7 million losses and $1.6 million gains, respectively.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

4.3 MORTGAGE LOANS ON REAL ESTATE

At December 31, 2009, the Company had direct commercial U.S. mortgage loan exposure of $4.20 billion. At that date, substantially all of the loans were current.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The commercial loan exposure by state and type of loan, at December 31, 2009, were as follows:

State             # of Loans   Amount*   Apartments   Offices   Retail   Industrial   Hotels   Other   %of Total
------------      ----------   -------   ----------   -------   ------   ----------   ------   -----   ---------
                                                     ($In millions)
California ....       54       $1,068     $   32     $  545    $ 63       $ 198      $156     $ 74      25.4%
New York ......       28          528         76        332      82           3        10       25      12.6%
New Jersey ....       19          370        135         95     116           5        --       19       8.8%
Florida .......       33          361         25        125      79          77        --       55       8.6%
Texas .........       19          282         12         85      49          77        48       11       6.7%
Other states...      147        1,595        289        502     440         136        86      142      37.9%
                     ---       ------     ------     ------    ----       ----       ----     ----     -----
   Total ......      300       $4,204     $  569     $1,684    $829       $496       $300     $326     100.0%
                     ===       ======     ======     ======    ====       ====       ====     ====     =====

----------
*    Excludes portfolio valuation allowance

The Company's mortgage and other loan valuation allowance activity are as follows:

                                          2009   2008   2007
                                          ----   ----   ----
                                             (In millions)
Allowance, beginning of year ..........   $  6    $--   $--
   Additions to allowance for losses...    131      6    --
   Charge-offs, net of recoveries .....    (24)    --    --
                                          ----   ----   ----
Allowance, end of period ..............   $113    $ 6   $--
                                          ====   ====   ====

The Company's impaired mortgage loans are as follows:

                                                   2009    2008
                                                  -----   -----
                                                  (In millions)
Impaired loans with valuation allowances ......   $210   $ 9
Impaired loans without valuation allowances ...     65    --
                                                  ----   ----
   Total impaired loans .......................    275     9
Less: Valuation allowances on impaired loans...    (64)   (6)
                                                  ----   ----
   Impaired loans, net ........................   $211   $ 3
                                                  ====   ====

The Company recognized $15.5 million and $1.3 million in interest income on the above impaired mortgage loans for the years ended December 31, 2009 and 2008, respectively. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2007.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                                  2009     2008     2007
                                                 ------   ------   ------
                                                      (In millions)
Investment income:
   Fixed maturities ..........................   $1,681   $1,410   $1,736
   Equity securities .........................        2        2        6
   Mortgage and other loans receivable .......      295      278      265
   Policy loans ..............................       53       56       56
   Partnerships and other invested assets ....       (5)    (415)     214
   Other investment income ...................       19      100       22
                                                 ------   ------   ------
Gross investment income ......................    2,045    1,431    2,299
Investment expenses ..........................      (23)     (17)     (19)
                                                 ------   ------   ------
Net investment income ........................   $2,022   $1,414   $2,280
                                                 ======   ======   ======

The carrying value of investments that produced no investment income during 2009 was $224.3 million, which is 0.6 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

4.5 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                 2009     2008     2007
                                                                -----   -------   -----
                                                                    (In  millions)
Sales of fixed maturity securities, available for sale:
   Gross gains ..............................................   $ 183   $   678   $  69
   Gross losses .............................................     (35)     (898)   (102)
Sales of equity securities, available for sale:
   Gross gains ..............................................       8        17      11
   Gross losses .............................................      (2)       --      --
Mortgage and other loans:
   Gross gains ..............................................       6        --      --
   Gross losses .............................................    (133)       (3)     --
Partnerships and other invested assets:
   Gross gains ..............................................      10        25      24
   Gross losses .............................................     (18)      (15)    (10)
Derivatives:
   Gross gains ..............................................     289       751      37
   Gross losses .............................................    (322)     (874)    (78)
Securities lending collateral, including other than-
 temporary impairments ......................................      (5)   (3,562)   (156)
Other-than-temporary impairments:
   Total other-than-temporary impairments on
    available for sale securities ...........................    (623)   (3,060)   (237)
   Portion of other-than-temporary impairments on
    available for sale fixed maturity securities
    recognized in accumulated other comprehensive loss ......    (156)       --      --
                                                                -----   -------   -----
Net other-than-temporary impairments on available
 for sale securities recognized in net income (loss) ........    (779)   (3,060)   (237)
Other-than-temporary impairments on all other
 investments ................................................    (108)      (37)    (10)
                                                                -----   -------   -----
Net realized investment gains (losses) before taxes .........   $(906)  $(6,978)  $(452)
                                                                =====   =======   =====

For the year ended December 31, 2009, the aggregate fair value of available for sale securities sold was $365.4 million, which resulted in a net realized capital loss of $35.2 million.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company for the nine months ended December 31, 2009:

                                                                                      December 31,
                                                                                          2009
                                                                                      ------------
                                                                                      (In millions)
Balance, March 31, 2009 ...........................................................      $   --
Increases due to:
   Credit losses remaining in accumulated deficit related to the adoption of new
    other-than-temporary impairment standard ..........................................   1,101
   Credit impairments on new securities subject to impairment losses .................       24
   Additional credit impairments on previously impaired securities ...................      357
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or
    requirement to sell ...............................................................     141
   Accretion on securities previously impaired due to credit .........................       35
                                                                                         ------
Balance, December 31, 2009 ........................................................      $1,306
                                                                                         ======

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                              Derivative Assets     Derivative   Liabilities
                                           ----------------------   ------------------------
                                            Notional       Fair      Notional       Fair
                                           Amount (1)   Value (2)   Amount (1)    Value (2)
                                           ----------   ---------   ----------   -----------
                                                            (In millions)
December 31, 2009
-----------------
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 3          $ --         $--
   Foreign exchange contracts ..........         84          8           227          31
   Equity contracts ....................      1,877          9            --          --
                                             ------        ---          ----         ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $1,994        $20          $227         $31
                                             ======        ===          ====         ===

December 31, 2008
DERIVATIVES NOT DESIGNATED AS HEDGING
 INSTRUMENTS:
   Interest rate contracts .............     $   33        $ 2          $--          $--
   Foreign exchange contracts ..........        220         42           91           16
   Equity contracts ....................      4,577         31           --           --
                                             ------        ---          ---          ---
TOTAL DERIVATIVE INSTRUMENTS ...........     $4,830        $75          $91          $16
                                             ======        ===          ===          ===

----------
(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2)  Fair  value   amounts  are  shown   before  the  effects  of   counterparty
     adjustments. See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

Derivative instruments are reported as assets or liabilities based on the Company's net position with each counterparty, in accordance with the Company's signed master netting agreements. The derivative instruments reported in the preceding table are recorded in the consolidated balance sheets at fair value as follows:

                                   2009    2008
                                  -----   ------
                                  (In millions)

   Derivative assets ..........    $ 10    $ 75
   Derivative liabilities .....     (21)    (16)
                                   ----    ----
TOTAL DERIVATIVE INSTRUMENTS ..    $(11)   $ 59
                                   ====    ====

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                         2009    2008   2007
                                                        -----   -----   ----
                                                            (In millions)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS:
   Interest rate contracts ..........................   $   1   $   2   $  1
   Foreign exchange contracts .......................     (49)     86    (35)
   Equity contracts .................................    (131)    147      1
   Other contracts ..................................     146    (358)    (8)
                                                        -----   -----   ----
TOTAL ...............................................   $ (33)  $(123)  $(41)
                                                        =====   =====   ====

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives are reflected in the policyholder contract deposits of the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2009 and December 31, 2008, the Company had $12.9 million of net derivative liabilities and $18.9 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date. See Note 14 for additional discussion on this related party relationship.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.   VARIABLE INTEREST ENTITIES

The accounting standard related to the consolidation of variable interest entities provides the guidance for the determination of consolidation for certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk which would allow the entity to finance its activities without additional subordinated financial support. This guidance recognizes that consolidation based on majority voting interest should not apply to these VIEs. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company primarily determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company had no off balance sheet exposure associated with VIEs at December 31, 2009. The Company's total off balance sheet exposure associated with VIEs was $41.3 million at December 31, 2008.

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE,
(ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                       Maximum Exposure to Loss
                                                  ----------------------------------
                                                   On-Balance    Off-Balance
                                                      Sheet         Sheet
                                                  ------------   -----------
                                                    Purchased    Commitments
                                      Total VIE   and Retained       and
                                        Assets      Interests     Guarantees   Total
                                      ---------   ------------   -----------   -----
                                                      (In millions)
December 31, 2009
Real estate and investment funds ..    $   887        $138           $--        $138
CLOs/CDOs .........................        718          65            --          65
Maiden Lane II ....................     15,911         132            --         132
                                       -------        ----           ---        ----
Total .............................    $17,516        $335           $--        $335
                                       =======        ====           ===        ====
December 31, 2008

Real estate and investment funds ..    $ 2,373        $252           $42        $294
CLOs/CDOs .........................        330          34            --          34
Maiden Lane II ....................     19,190         136            --         136
                                       -------        ----           ---        ----
Total .............................    $21,893        $422           $42        $464
                                       =======        ====           ===        ====

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

BALANCE SHEET CLASSIFICATION

The Company's interest in the assets and liabilities of unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                        At December 31,
                                                      -------------------
                                                      Unconsolidated VIEs
                                                      -------------------
                                                        2009       2008
                                                      --------   --------
                                                         (In millions)

Assets:
   Available for sale securities ..................       65         34
   Trading securities (primarily Maiden Lane II) ..      132        136
   Other invested assets ..........................      138        252
                                                        ----       ----
Total assets ......................................     $335       $422
                                                        ====       ====

MAIDEN LANE II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II, whose sole member is the New York Fed. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 for details regarding the terms of the sale of the RMBS to ML II.

The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

REAL ESTATE AND INVESTMENT FUNDS

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CLOS/CDOS

The Company invests CDOs and CLOs. In CDO and CLO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

MORTGAGE BACKED SECURITIES

The Company is a passive investor in mortgage backed securities primarily issued by domestic entities that are typically structured as a Qualifying Special Purpose Entity ("QSPE"). The Company does not sponsor or transfer assets to the entities and was not involved in the design of the entities; as such, the Company has not included these entities in the above table. As the non-sponsor and non-transferor, the Company does not have the information needed to conclusively verify that these entities are QSPEs. The Company's maximum exposure is limited to its investment in securities issued by these entities and is not the primary beneficiary of the overall entity activities. The fair value of the Company's investment in mortgage backed securities is disclosed in Note 3.

7.   SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, the Company purchased corporate credit and other asset-backed securities at fair values totaling $815 million from the Securities Lending Program's collateral account.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                                       (In millions)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending collateral:
   Net realized gains (losses) on RMBS sold to ML II ...............................      $  (379)
   Net realized gains (losses) on all other asset sales ............................         (352)
   Realized losses due to other-than-temporary declines in value ...................       (2,831)
                                                                                          -------
      Total ........................................................................      $(3,562)
                                                                                          =======
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities .................................................      $  (109)
   Forward purchase commitments ....................................................         (174)
                                                                                          -------
      Total ........................................................................      $  (283)
                                                                                          =======

At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                   December 31,   December 31,
                                                       2009           2008
                                                   ------------   ------------
                                                          (In millions)
Undistributed Securities Lending Program assets,
 in short term investments .....................       $ --           $ 38
Receivable from affiliated Agent, in amounts
 due from related parties ......................         --             33

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed included corporate credit and other asset-backed securities. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008.

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

8. DEFERRED POLICY ACQUISITIONS COSTS, COST OF INSURANCE PURCHASED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred acquisition costs:

                                                                   2009     2008     2007
                                                                  ------   ------   ------
                                                                        (In millions)
Balance at January 1 ...........................................  $2,497   $1,984   $1,845
   Deferrals ...................................................     139      175      186
   Accretion of interest/amortization ..........................    (122)    (184)    (182)
   Effect of net unrealized (gains) losses on securities (1) ...    (394)     169      100
   Effect of net realized losses on securities (2) .............      86      505       33
   Effect of unlocking of assumptions used in
    estimating future gross profits ............................     (57)    (154)       2
   Increase due to foreign exchange ............................       4        2       --
                                                                  ------   ------   ------
Balance at December 31 .........................................  $2,153   $2,497   $1,984
                                                                  ======   ======   ======

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

----------
(1) In 2009, an increase of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the DAC balance.

(2) In 2009, a decrease of $303.0 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the DAC balance.

The following table summarizes the activity in cost of insurance purchased:

                                                               2009   2008   2007
                                                               ----   ----   ----
                                                                  (In millions)
Balance at January 1 .......................................   $ 4    $ 5    $ 6
   Deferrals ...............................................    --     --     --
   Accretion of interest/amortization ......................    (1)    (1)    (1)
   Effect of net unrealized (gains) losses on securities ...    --     --     --
   Effect of net realized losses on securities .............    --     --     --
   Effect of unlocking of assumptions used in ..............    --     --     --
    estimating future gross profits ........................    --     --     --
                                                               ---    ---    ---
Balance at December 31 .....................................   $ 3    $ 4    $ 5
                                                               ===    ===    ===

CIP amortization, net of accretion of interest, expected to be recorded in each of the next five years is $0.4 million, $0.4 million, $0.3 million, $0.3 million and $0.3 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                                2009   2008   2007
                                                                ----   ----   ----
                                                                   (In millions)
Balance at January 1 ........................................   $146   $ 83    $45
Deferrals ...................................................     43     42     38
Accretion of interest/amortization ..........................     (6)     9     (3)
Effect of net unrealized (gains) losses on securities (1) ...    (14)     9      2
Effect of net realized losses on securities (2) .............      4     20      1
Effect of unlocking of assumptions used in
 estimating future gross profits ............................     (1)   (17)    --
                                                                ----   ----    ---
Balance at December 31 ......................................   $172   $146    $83
                                                                ====   ====    ===

----------
(1) In 2009, an increase of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (2) below with no net impact to the sales inducement balance.

(2) In 2009, a decrease of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (1) above with no net impact to the sales inducement balance.

The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions underlying these estimates at least annually. In 2009, amortization increased primarily as a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In 2008, amortization increased to reflect an increase in projected surrenders and a decrease in market growth assumptions. In 2007, amortization decreased to reflect changes in the projected annuity deposits and revenues. As a result of difficult market conditions in 2008 and 2009, the long-term growth rate assumption was changed in 2009 to 8.5 percent from 10.0 percent.

9.   POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                    2009          2008
                                                -----------   -----------
                                                     ($ In millions)
In the event of death (GMDB):
   Account value..............................    $42,095       $37,710
   Net amount at risk (a).....................      2,987         7,075
   Average attained age of contract holders...         57            57
   Range of guaranteed minimum return rates...      2 - 3%        2 - 3%

Annual withdrawals at specified date (GMWB):
   Account value..............................    $ 2,092       $ 1,930
   Net amount at risk (b).....................        313           483
   Weighted average period remaining until
    guaranteed payment........................   19.7 years    19.7 years

----------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in policyholder contract deposits (GMWB) and future policy benefits (GMDB/GMIB) on the consolidated balance sheets:

                                      2009    2008
                                     -----    ----
                                     (In millions)
Balance at January 1 ..............  $ 227    $ 10
Guaranteed benefits incurred ......   (126)    225
Guaranteed benefits paid ..........    (12)     (8)
                                     -----    ----
Balance at December 31 ............  $  89    $227
                                     =====    ====

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2009 and 2008:

     . Data used was 1,000 stochastically generated investment performance scenarios.

     .    Mean investment  performance  assumption was 10 percent.

     .    Volatility assumption was 16 percent.

     .    Mortality was assumed to be 70 percent of the 1983a and Ult.M tables.

     . Lapse rates vary by contract type and duration and range from 7 percent to 13 percent with an average of 10 percent.

     . The discount rate was 3 percent to 7 percent with an average of 6 percent.

10.  REINSURANCE

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), the Company entered into modified coinsurance and coinsurance reinsurance agreements with ALICO, pertaining to certain policies written via its branch in Japan. ALICO is a wholly owned, Delaware domiciled subsidiary of AIG. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a Guaranteed Minimum Income Benefit under Agreement 1 and a Guaranteed Minimum Withdrawal Benefit under Agreement 2. The contracts assumed also include a Guaranteed Minimum Death Benefit provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but were terminated for new business. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $19.0 million and $8.7 million for the years ended December 31, 2009 and 2008, respectively.

All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition.

Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008.

Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

11.  COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, non-cancelable operating leases, primarily for office space and equipment, which expire at various dates through 2014. At December 31, 2009, the future minimum lease payments under the operating leases are as follows:

        (In millions)
2010....    $ 4
2011....      3
2012....      1
2013....      1
2014....      0
            ---
Total...    $ 9
            ===

Rent expense was $6.1 million, $6.3 million and $5.8 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Commitments to Fund Partnership Investments

The Company had unfunded limited partnership investment commitments totaling $426.3 million at December 31, 2009. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The Company had $15.9 million in commitments relating to mortgage loans at December 31, 2009.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2009 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued of $1.7 million represents the Company's best estimate of its liability, this estimate may change in the future.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

12.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 2,000,000 shares of $1 par value preferred stock. None of the authorized shares have ever been issued.

Capital contributions received by the Company were as follows:

                                                 2009     2008    2007
                                                ------   ------   ----
                                                     (In millions)
Cash from Parent..............................  $1,230   $  240    $--
Contributions related to Securities Lending
 Program (See Note 7).........................      --    2,973     34
                                                ------   ------    ---
   Total cash contributions ..................   1,230    3,213     34
Contributions of securities at fair value.....      --      693     --
All other non cash contributions..............       2       --      1
                                                ------   ------    ---
   Total capital contributions................  $1,232   $3,906    $35
                                                ======   ======    ===

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The components of accumulated other comprehensive loss were as follows:

                                                              2009      2008      2007
                                                            -------   -------   -------
                                                                   (In millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................   $ 1,232   $   541   $   747
   Gross unrealized losses...............................    (1,687)   (1,865)   (1,292)
Net unrealized gains on other invested assets............        95        60       199
Adjustments to DAC, CIP and deferred sales inducements...        92       187         9
Foreign currency translation adjustments.................         6         1        --
Deferred federal and state income tax expense............        99       382       120
                                                            -------   -------   -------
   Accumulated other comprehensive loss (1)..............   $  (163)  $  (694)  $  (217)
                                                            =======   =======   =======

----------
(1)  Includes an increase of $1,021  million in 2009  related to the  cumulative
     effect  of  adopting  a  new  other-than-temporary   impairment  accounting
     standard. See Note 2.14 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. No dividends can be paid in 2010 without prior approval of the Insurance Commissioner as the Company has negative unassigned surplus as of December 31, 2009.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

There are no permitted practices used by the Company at December 31, 2009.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                       2009      2008     2007
                                      ------   -------   ------
                                            (In millions)
Statutory net income (loss) .......   $  130   ($4,498)  $  303
Statutory capital and surplus .....   $3,626    $2,844   $2,841

13.  FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income consist of the following:

                                            Years ended December 31,
                                            ------------------------
                                             2009      2008     2007
                                            ------   -------   -----
                                                 (In millions)
Current .................................     $49     $ 219     $215
Deferred ................................      27      (200)      (8)
                                              ---     -----     ----
Total income tax expenses / (benefits)...     $76     $  19     $207
                                              ===     =====     ====

The US statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                       Years ended December 31,
                                                       ------------------------
                                                        2009      2008    2007
                                                       ------   -------   -----
                                                            (In millions)
US federal income tax (benefit) at statutory rate ...   $(62)  $(2,277)  $244
Adjustments:
   Valuation allowance ..............................    164     2,328      --
   Separate accounts dividends received deduction ...    (29)      (30)    (36)
   Other credits, taxes and settlement ..............      3        (2)     (1)
                                                        ----   -------    ----
Total income tax expense / (benefit) ................   $ 76   $    19    $207
                                                        ====   =======    ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the deferred tax liabilities and assets at December 31 are as follows:

                                                                    2009      2008
                                                                  -------   -------
                                                                    (In millions)
DEFERRED TAX LIABILITIES:
   Deferred policy acquisition costs ..........................   $   777   $   856
                                                                  -------   -------
Total deferred tax liabilities ................................       777       856
                                                                  -------   -------
DEFERRED TAX ASSETS:
   Basis differential of investments ..........................    (2,093)   (2,615)
   Policy reserves ............................................       (71)      (61)
   Net unrealized losses on debt and equity securities available
    for sale ..................................................       (96)     (381)
   Other ......................................................        (1)       --
                                                                  -------   -------
Total deferred tax assets before valuation allowance ..........    (2,261)   (3,057)
Valuation allowance ...........................................     2,024     2,328
                                                                  -------   -------
Net deferred tax (assets)/liabilities .........................   $   540   $   127
                                                                  =======   =======

At December 31, 2009, the Company had capital loss carryforwards expiring through the year 2014 of $3,542 million.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $2,261 million and concluded a $2,024 million valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                December 31,
                                                               -------------
                                                                2009    2008
                                                               ------   ----
                                                               (In millions)
Gross unrecognized tax benefits at beginning of period .....    $ 21    $12
   Increases in tax positions for prior years ..............      94      9
   Decreases in tax positions for prior years ..............      --     --
   Increases in tax positions for current year .............      --     --
   Lapse in statue of limitation settlement .................      --     --
   Settlement ..............................................      --     --
                                                                ----    ---
Gross unrecognized tax benefits at end of period ...........    $115    $21
                                                                ====    ===

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $115.1 million and $21.1 million respectively. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $115.1 million and $21.1 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2009 and 2008, the Company had accrued $2.9 million and $2.4 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2009 and 2008, the Company recognized an expense of $0.5 million and $5.5 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income (loss).

On September 25, 2007, the Internal Revenue Service (IRS) issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction (DRD) related to separate accounts held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

issuance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. The tax benefits related to the separate accounts DRD for December 31, 2009 and 2008 were $28.8 million and $30.4 million respectively.

The Company is not currently under IRS examination for any taxable year. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2009 remain subject to examination by major tax jurisdictions.

14.  RELATED PARTY TRANSACTIONS

AMERICAN INTERNATIONAL GROUP EVENTS

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the New York Fed. Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company
(Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

OPERATING AGREEMENTS

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $50.3 million, $56.9 million and $50.8 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts payable for such services at December 31, 2009 and 2008 were not material.

Pursuant to an intercompany servicing agreement, the Company provides policy administrative services to affiliated entities. Amounts received for such services totaled $6.0 million, $9.9 million and $10.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Accounts receivable for such services at December 31, 2009 and 2008 were not material.

NOTES OF AFFILIATES

On December 7, 2005, the Company acquired 5.75 percent Senior Note due December 14, 2015, issued by Transatlantic Holdings, Inc. an affiliate of the Company at a cost of $132.4 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $3.2 million, $7.7 million and $7.6 million on the notes while they were still considered an affiliate during 2009, 2008 and 2007, respectively.

On January 14, 2004, the Company purchased 19.9 percent of the non-voting preferred equity issued by Castle 2 Trust for $60.0 million. The Company's investment in Castle 2 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company, including the Parent. The purchase of the

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent of $60.0 million on January 14, 2004. On January 14, 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 25.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $67.0 million. The Company's investment in Castle 1 Trust preferred equity is reported within other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company, including the Parent. On September 23, 2003, the Company purchased $170.8 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust. The notes mature on May 15, 2027 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 1 Trust. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 25, 2001, the Company invested $41.0 million in an adjustable rate Senior Promissory Note issued by American General Corporation ("AGC"), which matured on September 15, 2006. Upon maturity, the Company reinvested the $41.0 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by AGC. The Company recognized interest income on the note of $2.3 million, $2.3 million and $2.3 million during 2009, 2008 and 2007, respectively.

GUARANTEES

American Home Assurance Company ("American Home"), a subsidiary of AIG, has terminated the General Guarantee Agreement dated March 3, 2003 (the "Guarantee") with respect to prospectively issued contracts issued by the Company. The Guarantee terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any contract or certificate issued after the Point of Termination. The Guarantee will continue to cover contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts and certificates are satisfied in full.

DERIVATIVES

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

OTHER

During the years ended December 31, 2008 and 2007, the Company paid $4.0 million and $9.8 million, respectively, to an affiliate to administer the Company's securities lending program. (See Note 7).

Certain affiliates of the Company serve as the investment sub-advisor for certain of the mutual funds offered through the Company's separate accounts. Sub-advisory fees paid by the Company to the affiliates for the years ended December 31, 2009, 2008 and 2007 totaled $8.1 million, $9.9 million, and $10.0 million, respectively.

15.  BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company maintains a retirement plan for the benefit of its sales agents and managers. Investments in the plan consist of a deposit administration group annuity contract issued by the Company. The liabilities and expenses associated with this plan were not material to the Company's consolidated financial position or results of operations for the three years ended December 31, 2009.

16.  SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued.

On March 1, 2010, AIG announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, AIG announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

AIG closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an AIG affiliate, and the majority of the Company's invested assets are currently managed by AMG.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2009

                                   CONTENTS

          Report of Independent Registered Public Accounting Firm.  1
          Statement of Assets and Liabilities and of Operations...  2
          Schedule of Portfolio Investments....................... 12
          Statements of Changes in Net Assets..................... 14
          Notes to Financial Statements........................... 36

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Variable Annuity Life Insurance Company and Contract Owners of The Variable Annuity Life Insurance Company Separate Account A

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note 1 of The Variable Annuity Life Insurance Company Separate Account A at December 31, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The Variable Annuity Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2009 by correspondence with the investment companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 27, 2010

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                            STATEMENT OF OPERATIONS

                                                VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I  VALIC COMPANY I
                                              CAPITAL CONSERVATION CAPITAL CONSERVATION MONEY MARKET I   MONEY MARKET I
                                                      FUND                 FUND              FUND             FUND
                                              ---------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                            DIVISION 1           DIVISION 7        DIVISION 2       DIVISION 6
--------------------------------------------  ---------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                     $  2,433,470       $   116,543,125     $  1,067,255   $    428,299,393
  Balance Due From (To) VALIC
   General Account, Net                                  3,289              (150,254)            (193)           356,096
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                                 (433)              359,919               29           (172,590)
                                              ---------------------------------------------------------------------------
Net Assets & Liabilities                          $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                    $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Reserves For Annuity Contracts On
   Benefit                                             270,377               140,177               --             21,247
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves                        2,436,326           116,752,790        1,067,091        428,482,899
  Capital Surplus                                           --                    --               --                 --
                                              ---------------------------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                  $  2,165,949       $   116,612,613     $  1,067,091   $    428,461,652
  Contracts in Payout (Annuitization)
   Period                                              270,377               140,177               --             21,247
  Funds Retained in Separate Account A
   by VALIC                                                 --                    --               --                 --
                                              ---------------------------------------------------------------------------
TOTAL NET ASSETS                                  $  2,436,326       $   116,752,790     $  1,067,091   $    428,482,899
                                              ===========================================================================

TOTAL UNITS OUTSTANDING                            395,574.521        37,697,808.177      353,912.162    203,942,295.261
                                              ===========================================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                     $    115,700       $     5,449,251     $      4,111   $      1,481,296
EXPENSES:
  Mortality And Expense Risk Charge                     25,035             1,058,958           12,077          4,419,581
  Reimbursements Of Expenses                                --                    --               --                 --
                                              ---------------------------------------------------------------------------
Net Investment Income (Loss)                      $     90,665       $     4,390,293     $     (7,967)  $     (2,938,285)
                                              ---------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                    $    (38,259)      $    (1,207,376)    $         --   $             (0)
  Capital Gains Distributions From
   Mutual Funds                                             --                    --               --                 --
                                              ---------------------------------------------------------------------------
Realized Gains (Losses) On Investments                 (38,259)           (1,207,376)              --                 (0)
                                              ---------------------------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                      190,795             7,144,866               --                 (0)
                                              ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                       $    243,201       $    10,327,783     $     (7,967)  $     (2,938,285)
                                              ===========================================================================

                                               VALIC COMPANY I  VALIC COMPANY I     VALIC COMPANY I
                                                MID CAP INDEX   ASSET ALLOCATION GOVERNMENT SECURITIES
                                                    FUND              FUND               FUND
                                              --------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                          DIVISION 4        DIVISION 5         DIVISION 8
--------------------------------------------  --------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at
   Fair Value                                 $  2,025,911,950  $   128,986,336     $   123,239,784
  Balance Due From (To) VALIC
   General Account, Net                               (714,387)         236,243             (77,526)
  Receivable (Payable) For Mutual Fund
   Sales (Purchases), Net                            1,776,354         (247,474)             87,939
                                              --------------------------------------------------------
Net Assets & Liabilities                      $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================
CONTRACT OWNER RESERVES AND CAPITAL
 SURPLUS:
  Reserves For Redeemable Annuity
   Contracts (Net of Applicable
   Contract Loans - Partial Withdrawals
   with Right of Reinvestment)                $  2,025,916,247  $   128,813,707     $   123,036,784
  Reserves For Annuity Contracts On
   Benefit                                           1,057,670          161,398             213,413
                                              --------------------------------------------------------
Total Contract Owner Reserves                    2,026,973,917      128,975,105         123,250,197
  Capital Surplus                                           --               --                  --
                                              --------------------------------------------------------
Total Contract Owner Reserves and
 Capital Surplus                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding              $  2,025,916,247  $   128,813,707     $   123,036,784
  Contracts in Payout (Annuitization)
   Period                                            1,057,670          161,398             213,413
  Funds Retained in Separate Account A
   by VALIC                                                 --               --                  --
                                              --------------------------------------------------------
TOTAL NET ASSETS                              $  2,026,973,917  $   128,975,105     $   123,250,197
                                              ========================================================

TOTAL UNITS OUTSTANDING                        233,427,902.646   26,016,392.404      39,017,725.281
                                              ========================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
----------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                 $     29,699,562  $     3,536,337     $     4,642,603
EXPENSES:
  Mortality And Expense Risk Charge                 16,094,738        1,125,176           1,319,440
  Reimbursements Of Expenses                                --               --                  --
                                              --------------------------------------------------------
Net Investment Income (Loss)                  $     13,604,824  $     2,411,161     $     3,323,163
                                              --------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on Sale of
   Fund Shares                                $    (88,154,245) $    (8,078,820)    $       893,022
  Capital Gains Distributions From
   Mutual Funds                                     43,082,382               --                  --
                                              --------------------------------------------------------
Realized Gains (Losses) On Investments             (45,071,863)      (8,078,820)            893,022
                                              --------------------------------------------------------
Change in Unrealized Appreciation
 (Depreciation) During The Period                  578,527,037       29,109,776         (11,705,332)
                                              --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                   $    547,059,997  $    23,442,117     $    (7,489,147)
                                              ========================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)


                                                           VALIC          VALIC           VALIC            VALIC
                                                         COMPANY I      COMPANY I       COMPANY I        COMPANY I
                                                        STOCK INDEX    STOCK INDEX     STOCK INDEX      STOCK INDEX
                                                            FUND           FUND            FUND             FUND
                                                       ---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                 DIVISION 10A   DIVISION 10B    DIVISION 10C     DIVISION 10D
-----------------------------------------------------  ---------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $  118,294,649  $ 10,485,988  $  2,853,120,324  $   14,144,124
  Balance Due From (To) VALIC General Account,
   Net                                                        (27,182)      (10,089)       (1,196,382)         (1,168)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                            56,615          (148)        2,929,322             161
                                                       ---------------------------------------------------------------
Net Assets & Liabilities                               $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Reserves For Annuity Contracts On Benefit                 2,314,136       156,892         2,711,211          80,379
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves                             118,324,082    10,475,751     2,854,853,264      14,143,117
  Capital Surplus                                                  --            --                --              --
                                                       ---------------------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $  116,009,946  $ 10,318,859  $  2,852,142,053  $   14,062,738
  Contracts in Payout (Annuitization) Period                2,314,136       156,892         2,711,211          80,379
  Funds Retained in Separate Account A by VALIC                    --            --                --              --
                                                       ---------------------------------------------------------------
TOTAL NET ASSETS                                       $  118,324,082  $ 10,475,751  $  2,854,853,264  $   14,143,117
                                                       ===============================================================

TOTAL UNITS OUTSTANDING                                 5,435,932,291   283,499,683   673,225,984,415   1,751,720,858
                                                       ===============================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $    2,503,257  $    220,895  $     60,133,099  $      298,948
EXPENSES:
  Mortality And Expense Risk Charge                         1,064,456        64,587        22,767,132         123,987
  Reimbursements Of Expenses                                       --            --                --              --
                                                       ---------------------------------------------------------------
Net Investment Income (Loss)                           $    1,438,801  $    156,308  $     37,365,967  $      174,961
                                                       ---------------------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $   (5,363,725) $   (710,331) $    (83,957,728) $     (820,089)
  Capital Gains Distributions From Mutual Funds             3,391,004       299,233        81,458,494         404,966
                                                       ---------------------------------------------------------------
Realized Gains (Losses) On Investments                     (1,972,721)     (411,098)       (2,499,234)       (415,123)
                                                       ---------------------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                         24,686,049     2,321,575       522,384,411       3,034,093
                                                       ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $   24,152,129  $  2,066,785  $    557,251,144  $    2,793,931
                                                       ===============================================================

                                                                              VALIC            VALIC
                                                             VALIC          COMPANY I        COMPANY I
                                                           COMPANY I      GLOBAL SOCIAL        INT'L
                                                         INTERNATIONAL      AWARENESS       GOVERNMENT
                                                         EQUITIES FUND        FUND           BOND FUND
                                                       ---------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                   DIVISION 11      DIVISION 12      DIVISION 13
-----------------------------------------------------  ---------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair
   Value                                               $    852,788,998  $   281,440,179  $   153,785,451
  Balance Due From (To) VALIC General Account,
   Net                                                         (344,577)         (60,286)         (20,872)
  Receivable (Payable) For Mutual Fund Sales
   (Purchases), Net                                           1,133,921          144,331           40,903
                                                       ---------------------------------------------------
Net Assets & Liabilities                               $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net
   of Applicable
  Contract Loans - Partial Withdrawals with Right of
   Reinvestment)                                       $    853,427,404  $   281,364,161  $   153,729,644
  Reserves For Annuity Contracts On Benefit                     150,938          160,063           75,838
                                                       ---------------------------------------------------
Total Contract Owner Reserves                               853,578,342      281,524,224      153,805,482
  Capital Surplus                                                    --               --               --
                                                       ---------------------------------------------------
Total Contract Owner Reserves and Capital Surplus      $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                       $    853,427,404  $   281,364,161  $   153,729,644
  Contracts in Payout (Annuitization) Period                    150,938          160,063           75,838
  Funds Retained in Separate Account A by VALIC                      --               --               --
                                                       ---------------------------------------------------
TOTAL NET ASSETS                                       $    853,578,342  $   281,524,224  $   153,805,482
                                                       ===================================================

TOTAL UNITS OUTSTANDING                                 546,905,383,599   82,271,458,985   56,219,623,956
                                                       ===================================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
-------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                          $     20,303,767  $     6,902,420  $     5,920,269
EXPENSES:
  Mortality And Expense Risk Charge                           6,825,589        2,457,430        1,407,901
  Reimbursements Of Expenses                                         --               --               --
                                                       ---------------------------------------------------
Net Investment Income (Loss)                           $     13,478,178  $     4,444,990  $     4,512,368
                                                       ---------------------------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares       $    (46,331,780) $   (56,898,533) $    (2,290,723)
  Capital Gains Distributions From Mutual Funds                      --               --               --
                                                       ---------------------------------------------------
Realized Gains (Losses) On Investments                      (46,331,780)     (56,898,533)      (2,290,723)
                                                       ---------------------------------------------------
Change in Unrealized Appreciation (Depreciation)
 During The Period                                          218,793,037      119,345,749       11,828,688
                                                       ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS                                            $    185,939,435  $    66,892,206  $    14,050,333
                                                       ===================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY I  VALIC COMPANY I  VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     SMALL CAP INDEX    CORE EQUITY    GROWTH & INCOME SCIENCE & TECHNOLOGY    SMALL CAP
                          FUND             FUND             FUND               FUND              FUND
                     ---------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009               DIVISION 14      DIVISION 15      DIVISION 16       DIVISION 17        DIVISION 18
-------------------  ---------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value             $    771,234,215 $    232,341,467 $    80,525,584   $    734,945,924   $    278,448,470
  Balance Due From
   (To) VALIC
   General
   Account, Net             (292,154)         (86,236)         (9,225)           (91,887)           (24,453)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                        651,969          134,052           2,101            231,125            113,316
                     ---------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)     $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Reserves For
   Annuity
   Contracts On
   Benefit                    387,354          201,415          59,050            445,535            230,128
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 771,594,030      232,389,283      80,518,460        735,085,162        278,537,333
  Capital Surplus                  --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    771,206,676 $    232,187,868 $    80,459,410   $    734,639,627   $    278,307,205
  Contracts in
   Payout
   (Annuitization)
   Period                     387,354          201,415          59,050            445,535            230,128
  Funds Retained
   in Separate
   Account A
   by VALIC                        --               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
TOTAL NET ASSETS     $    771,594,030 $    232,389,283 $    80,518,460   $    735,085,162   $    278,537,333
                     =======================================================================================
TOTAL UNITS
 OUTSTANDING          253,624,271.475  126,171,278.888  40,125,825.951    320,462,558.002    125,005,498.315
                     =======================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds             $     11,676,461 $      4,266,843 $     1,758,306   $        639,311   $      1,281,677
EXPENSES:
  Mortality And
   Expense Risk
   Charge                   6,154,452        2,003,861         695,271          5,541,250          2,344,752
  Reimbursements
   Of Expenses                     --               --              --                 --                 --
  Net Investment
   Income
   (Loss)            $      5,522,009 $      2,262,982 $     1,063,035   $    (4,901,939)   $    (1,063,075)
                     ---------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares            $   (58,279,985) $    (3,898,762) $   (4,816,827)   $    (4,234,884)   $   (14,612,509)
  Capital Gains
   Distributions
   From Mutual
   Funds                   17,756,725               --              --                 --                 --
                     ---------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments             (40,523,260)      (3,898,762)     (4,816,827)        (4,234,884)       (14,612,509)
                     ---------------- ---------------- --------------- -------------------- ----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                   196,666,077       43,849,710      17,452,089        296,474,550         75,379,786
                     ---------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $    161,664,826 $     42,213,930 $    13,698,297   $    287,337,726   $     59,704,202
                     =======================================================================================

                        VALIC COMPANY I     VALIC COMPANY I
                     INTERNATIONAL GROWTH I   CORE VALUE
                              FUND               FUND
                     ---------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF DECEMBER
31, 2009                  DIVISION 20         DIVISION 21
-------------------  ---------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual
   Funds, at Fair
   Value                $    541,133,663    $   122,149,818
  Balance Due From
   (To) VALIC
   General
   Account, Net              (1,701,610)           (28,383)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases),
   Net                         2,114,776             83,728
                     ---------------------------------------
Net Assets &
 Liabilities            $    541,546,829    $   122,205,163
                     =======================================
CONTRACT OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract Loans
   - Partial
   Withdrawals
   with Right of
   Reinvestment)        $    541,151,157    $   122,093,091
  Reserves For
   Annuity
   Contracts On
   Benefit                       395,672            112,072
                     ---------------------------------------
Total Contract
 Owner
 Reserves                    541,546,829        122,205,163
  Capital Surplus                     --                 --
                     ---------------------------------------
Total Contract
 Owner
 Reserves and
 Capital Surplus        $    541,546,829    $   122,205,163
                     =======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding          $    541,151,157    $   122,093,091
  Contracts in
   Payout
   (Annuitization)
   Period                        395,672            112,072
  Funds Retained
   in Separate
   Account A
   by VALIC                           --                 --
                     ---------------------------------------
TOTAL NET ASSETS        $    541,546,829    $   122,205,163
                     =======================================
TOTAL UNITS
 OUTSTANDING             262,692,771.557     85,766,075.914
                     =======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER
 31, 2009
-------------------
INVESTMENT
 INCOME:
  Dividends From
   Mutual
   Funds                $      9,737,133    $     2,813,951
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      4,198,234            989,046
  Reimbursements
   Of Expenses                        --                 --
  Net Investment
   Income
   (Loss)               $      5,538,899    $     1,824,905
                     ---------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on
   Sale of Fund
   Shares               $    (9,072,060)    $   (6,950,025)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --                 --
                     ---------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,072,060)        (6,950,025)
                     ---------------------- ---------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      139,969,194         22,535,526
                     ---------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS             $    136,436,033    $    17,410,406
                     =======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                                     VALIC
                                                                                                  COMPANY II          VALIC
                          VANGUARD LT     VANGUARD LONG-       VANGUARD                          INTERNATIONAL     COMPANY II
                          INVESTMENT      TERM TREASURY       WINDSOR II         VANGUARD          SMALL CAP        SMALL CAP
                          GRADE FUND           FUND              FUND         WELLINGTON FUND     EQUITY FUND      GROWTH FUND
                        ---------------------------------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009         DIVISION 22      DIVISION 23        DIVISION 24       DIVISION 25       DIVISION 33      DIVISION 35
----------------------  ---------------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $   170,641,719  $    316,845,205  $  1,461,834,751  $  1,394,698,734  $    595,119,293  $    44,558,361
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (64,023)        1,407,815          (371,547)         (536,318)         (806,151)         (53,129)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net             124,996        (1,069,587)        1,453,712         1,570,504         1,132,573           53,607
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Assets &
 Liabilities            $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Reserves For
   Annuity
   Contracts On
   Benefit                       44,706            64,249           498,494         1,524,684            50,836            4,093
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves                   170,702,692       317,183,433     1,462,916,916     1,395,732,920       595,445,715       44,558,839
  Capital Surplus                    --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Total Contract Owner
 Reserves and
 Capital Surplus        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $   170,657,986  $    317,119,184  $  1,462,418,422  $  1,394,208,236  $    595,394,879  $    44,554,746
  Contracts in Payout
   (Annuitization)
   Period                        44,706            64,249           498,494         1,524,684            50,836            4,093
  Funds Retained in
   Separate
   Account A by
   VALIC                             --                --                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
TOTAL NET ASSETS        $   170,702,692  $    317,183,433  $  1,462,916,916  $  1,395,732,920  $    595,445,715  $    44,558,839
                        ===============  ================  ================  ================  ================  ===============
TOTAL UNITS
 OUTSTANDING             78,885,636.206   142,416,069.596   715,186,386.449   581,855,261.290   376,296,760.921   34,298,526.060
                        ===============  ================  ================  ================  ================  ===============
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $     9,772,677  $     14,710,093  $     32,699,133  $     43,074,379  $      8,411,227  $            --
EXPENSES:
  Mortality And
   Expense Risk
   Charge                     1,901,655         4,347,904        14,692,027        14,851,914         4,980,614          334,587
  Reimbursements
   Of Expenses                 (396,830)         (912,632)               --                --        (1,290,592)         (87,846)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Net Investment
 Income (Loss)          $     8,267,852  $     11,274,821  $     18,007,106  $     28,222,465  $      4,721,205  $      (246,741)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $    (2,161,199) $      2,706,476  $    (23,462,755) $    (19,083,079) $    (54,313,632) $    (1,733,594)
  Capital Gains
   Distributions
   From Mutual
   Funds                             --        13,979,688                --                --                --               --
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Realized Gains
 (Losses) On
 Investments                 (2,161,199)       16,686,164       (23,462,755)      (19,083,079)      (54,313,632)      (1,733,594)
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            5,812,420       (83,529,618)      310,660,102       226,985,866       164,729,201       13,465,949
                        ---------------  ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $    11,919,073  $    (55,568,633) $    305,204,453  $    236,125,252  $    115,136,774  $    11,485,614
                        ===============  ================  ================  ================  ================  ===============

                              VALIC
                           COMPANY II
                         SMALL CAP VALUE
                              FUND
                        -----------------
STATEMENT OF
ASSETS AND
LIABILITIES AS OF
DECEMBER 31, 2009          DIVISION 36
----------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments in
   Shares Of
   Mutual Funds, at
   Fair Value           $    365,923,850
  Balance Due From
   (To) VALIC
   General
   Account, Net                 (141,179)
  Receivable
   (Payable) For
   Mutual Fund
   Sales
   (Purchases), Net              481,487
                        ----------------
Net Assets &
 Liabilities            $    366,264,158
                        ================
CONTRACT OWNER
 RESERVES AND
 CAPITAL SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts (Net of
   Applicable
   Contract Loans -
   Partial
   Withdrawals
   with Right of
   Reinvestment)        $    366,205,933
  Reserves For
   Annuity
   Contracts On
   Benefit                        58,225
                        ----------------
Total Contract Owner
 Reserves                    366,264,158
  Capital Surplus                     --
                        ----------------
Total Contract Owner
 Reserves and
 Capital Surplus        $    366,264,158
                        ================
NET ASSETS
 ATTRIBUTABLE TO:
  Accumulation
   Units
   Outstanding          $    366,205,933
  Contracts in Payout
   (Annuitization)
   Period                         58,225
  Funds Retained in
   Separate
   Account A by
   VALIC                              --
                        ----------------
TOTAL NET ASSETS        $    366,264,158
                        ================
TOTAL UNITS
 OUTSTANDING             187,895,646.242
                        ================
STATEMENT OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
----------------------
INVESTMENT INCOME:
  Dividends From
   Mutual Funds         $      3,513,844
EXPENSES:
  Mortality And
   Expense Risk
   Charge                      2,736,446
  Reimbursements
   Of Expenses                  (715,662)
                        ----------------
Net Investment
 Income (Loss)          $      1,493,060
                        ----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized Gains
   (Losses) on Sale
   of Fund Shares       $     (7,455,154)
  Capital Gains
   Distributions
   From Mutual
   Funds                              --
                        ----------------
Realized Gains
 (Losses) On
 Investments                  (7,455,154)
                        ----------------
Change in Unrealized
 Appreciation
 (Depreciation)
 During The Period            82,097,619
                        ----------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS        $     76,135,525
                        ================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                     VALIC COMPANY II  VALIC COMPANY II    VALIC COMPANY II   VALIC COMPANY II    VALIC COMPANY II
                      MID CAP GROWTH    MID CAP VALUE    CAPITAL APPRECIATION LARGE CAP VALUE   SOCIALLY RESPONSIBLE
                           FUND              FUND                FUND               FUND                FUND
                     -----------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 37       DIVISION 38         DIVISION 39        DIVISION 40         DIVISION 41
-------------------  -----------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    182,441,996  $    498,862,663    $    29,001,230    $    158,029,060    $    724,201,545
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         17,037           (42,628)            (3,050)            (87,850)           (260,814)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         71,820           518,425             12,631             299,047             818,643
                     -----------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Reserves For
   Annuity
   Contracts
   On Benefit                   5,789           128,994                 --              11,642              41,926
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 182,530,853       499,338,460         29,010,811         158,240,257         724,759,374
  Capital
   Surplus                         --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    182,525,064  $    499,209,466    $    29,010,811    $    158,228,615    $    724,717,448
  Contracts in
   Payout
   (Annuitization)
   Period                       5,789           128,994                 --              11,642              41,926
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    182,530,853  $    499,338,460    $    29,010,811    $    158,240,257    $    724,759,374
                     ===============================================================================================
TOTAL UNITS
 OUTSTANDING          162,373,339.103   180,190,683.577     33,268,923.337     106,395,823.390     588,653,384.014
                     ===============================================================================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $             --  $      5,189,267    $       302,958    $      2,822,535    $     11,150,306
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,439,975         3,784,491            236,881           1,372,101           6,042,707
  Reimbursements
   Of
   Expenses                  (369,360)       (1,026,966)           (62,444)           (358,180)         (1,539,089)
                     -----------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $     (1,070,615) $      2,431,742    $       128,521    $      1,808,614    $      6,646,688
                     -----------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (12,517,561) $    (35,241,868)   $    (2,833,109)   $    (18,107,034)   $    (42,584,911)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                --                 --                  --                  --
                     -----------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (12,517,561)      (35,241,868)        (2,833,109)        (18,107,034)        (42,584,911)
                     -----------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    66,853,559       161,863,170          9,783,770          28,566,644         202,959,074
                     -----------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     53,265,383  $    129,053,044    $     7,079,182    $     12,268,224    $    167,020,851
                     ===============================================================================================

                     VALIC COMPANY II    VALIC COMPANY I
                     MONEY MARKET II   NASDAQ-100 (R) INDEX
                           FUND                FUND
                     --------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                   DIVISION 44         DIVISION 46
-------------------  --------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    227,027,871    $    100,958,580
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (56,348)           (117,387)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         57,779             246,689
                     --------------------------------------
Net Assets &
 Liabilities         $    227,029,302    $    101,087,882
                     ======================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    226,707,628    $    101,086,016
  Reserves For
   Annuity
   Contracts
   On Benefit                  48,171               1,866
                     --------------------------------------
Total Contract
 Owner
 Reserves                 226,755,799         101,087,882
  Capital
   Surplus                    273,503                  --
                     --------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    227,029,302    $    101,087,882
                     ======================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    226,707,628    $    101,086,016
  Contracts in
   Payout
   (Annuitization)
   Period                      48,171               1,866
  Funds
   Retained in
   Separate
   Account A
   by VALIC                   273,503                  --
                     --------------------------------------
TOTAL NET
 ASSETS              $    227,029,302    $    101,087,882
                     ======================================
TOTAL UNITS
 OUTSTANDING          177,059,807.082     195,756,846.283
                     ======================================
STATEMENT
 OF
 OPERATIONS
 FOR THE YEAR
 ENDED
 DECEMBER 31,
 2009
-------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      1,041,381    $        225,073
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   2,569,929             724,745
  Reimbursements
   Of
   Expenses                  (673,344)                 --
                     --------------------------------------
Net Investment
 Income
 (Loss)              $       (855,204)   $       (499,672)
                     --------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $             (1)   $     (1,401,937)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --
                     --------------------------------------
Realized Gains
 (Losses) On
 Investments                       (1)         (1,401,937)
                     --------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                            (2)         34,614,291
                     --------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $       (855,207)   $     32,712,682
                     ======================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                  VALIC            VALIC            VALIC
                                COMPANY II       COMPANY II       COMPANY II                         VANGUARD
                                AGGRESSIVE        MODERATE       CONSERVATIVE       VANGUARD       LIFESTRATEGY
                                  GROWTH           GROWTH           GROWTH        LIFESTRATEGY       MODERATE
                              LIFESTYLE FUND   LIFESTYLE FUND   LIFESTYLE FUND    GROWTH FUND      GROWTH FUND
                             ---------------  ---------------  ---------------  ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 48      DIVISION 49      DIVISION 50      DIVISION 52      DIVISION 53
---------------------------  ------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $   107,269,796  $   164,559,600  $    65,152,579  $   124,243,899  $   137,750,246
  Balance Due From (To)
   VALIC General
   Account, Net                      260,152         (117,711)          (3,037)         (66,885)         523,895
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                 (275,587)         128,380           (3,727)          62,724         (312,892)
                             ------------------------------------------------------------------------------------
Net Assets & Liabilities     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Reserves For Annuity
   Contracts On Benefit                  842            5,376               --           21,708            9,313
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                        107,254,361      164,570,269       65,145,815      124,239,738      137,961,249
  Capital Surplus                         --               --               --               --               --
                             ------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $   107,253,519  $   164,564,893  $    65,145,815  $   124,218,030  $   137,951,936
  Contracts in Payout
   (Annuitization) Period                842            5,376               --           21,708            9,313
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --               --               --               --
                             ------------------------------------------------------------------------------------
TOTAL NET ASSETS             $   107,254,361  $   164,570,269  $    65,145,815  $   124,239,738  $   137,961,249
                             ====================================================================================

TOTAL UNITS OUTSTANDING       63,007,291.043   89,779,883.004   35,262,562.864   90,265,263.265   95,648,400.228
                             ====================================================================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,623,820  $     3,387,663  $     1,934,761  $     2,546,954  $     3,242,786
EXPENSES:
  Mortality And Expense
   Risk Charge                       807,155        1,268,562          510,130        1,264,667        1,435,916
  Reimbursements Of
   Expenses                         (210,192)        (328,076)        (134,971)              --               --
                             ------------------------------------------------------------------------------------
Net Investment Income
 (Loss)                      $     1,026,857  $     2,447,177  $     1,559,602  $     1,282,287  $     1,806,870
                             ------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (6,978,389) $    (4,225,766) $    (1,433,998) $    (1,685,242) $    (1,412,655)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --               --               --               --
                             ------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                      (6,978,389)      (4,225,766)      (1,433,998)      (1,685,242)      (1,412,655)
                             ------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                       28,283,950       32,405,621       10,127,417       23,781,613       21,072,480
                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $    22,332,418  $    30,627,032  $    10,253,021  $    23,378,658  $    21,466,695
                             ====================================================================================

                                 VANGUARD          VALIC
                               LIFESTRATEGY     COMPANY II
                               CONSERVATIVE      CORE BOND
                               GROWTH FUND         FUND
                             ---------------  ---------------
STATEMENT OF
ASSETS AND
LIABILITIES
AS OF DECEMBER 31, 2009        DIVISION 54      DIVISION 58
---------------------------  ---------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                     $    53,816,927  $   136,351,990
  Balance Due From (To)
   VALIC General
   Account, Net                      (24,282)          42,157
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                   45,169           54,144
                             ---------------------------------
Net Assets & Liabilities     $    53,837,814  $   136,448,291
                             =================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with
   Right of Reinvestment)    $    53,837,814  $   136,430,651
  Reserves For Annuity
   Contracts On Benefit                   --           17,640
                             ---------------------------------
Total Contract Owner
 Reserves                         53,837,814      136,448,291
  Capital Surplus                         --               --
                             ---------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                     $    53,837,814  $   136,448,291
                             =================================
NET ASSETS ATTRIBUTABLE
 TO:
  Accumulation Units
   Outstanding               $    53,837,814  $   136,430,651
  Contracts in Payout
   (Annuitization) Period                 --           17,640
  Funds Retained in
   Separate Account A by
   VALIC                                  --               --
                             ---------------------------------
TOTAL NET ASSETS             $    53,837,814  $   136,448,291
                             =================================

TOTAL UNITS OUTSTANDING       36,792,139.165   87,929,562.564
                             =================================
STATEMENT OF
OPERATIONS
FOR THE YEAR ENDED
DECEMBER 31, 2009
------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                     $     1,430,912  $     6,914,488
EXPENSES:
  Mortality And Expense
   Risk Charge                       570,703        1,095,908
  Reimbursements Of
   Expenses                               --         (292,597)
                             ---------------------------------
Net Investment Income
 (Loss)                      $       860,209  $     6,111,177
                             ---------------------------------
REALIZED GAINS (LOSSES)
 ON INVESTMENTS:
  Realized Gains (Losses)
   on Sale of Fund Shares    $    (1,284,473) $    (1,540,274)
  Capital Gains
   Distributions From
   Mutual Funds                           --               --
                             ---------------------------------
Realized Gains (Losses) On
 Investments                      (1,284,473)      (1,540,274)
                             ---------------------------------
Change in Unrealized
 Appreciation
 (Depreciation) During
 The Period                        7,437,291       11,826,056
                             ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS      $     7,013,027  $    16,396,959
                             =================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                VALIC COMPANY II  VALIC COMPANY II                         ARIEL          LOU HOLLAND
                                 STRATEGIC BOND   HIGH YIELD BOND         ARIEL         APPRECIATION        GROWTH
                                      FUND              FUND              FUND              FUND             FUND
                                ----------------------------------------------------------------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 59       DIVISION 60        DIVISION 68      DIVISION 69       DIVISION 70
------------------------------  ----------------------------------------------------------------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    344,200,360  $    192,697,270  $    325,917,379  $    250,782,130  $    45,187,372
  Balance Due From (To)
   VALIC General
   Account, Net                          (83,022)          174,608           (27,408)          (23,551)         (26,282)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      351,127          (116,339)          163,149            93,058           62,555
                                ----------------------------------------------------------------------------------------
Net Assets & Liabilities        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Reserves For Annuity
   Contracts On Benefit                  156,002             6,204           212,360           471,099           16,344
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves                            344,468,465       192,755,539       326,053,120       250,851,637       45,223,645
  Capital Surplus                             --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    344,312,463  $    192,749,335  $    325,840,760  $    250,380,538  $    45,207,301
  Contracts in Payout
   (Annuitization) Period                156,002             6,204           212,360           471,099           16,344
  Funds Retained in Separate
   Account A by VALIC                         --                --                --                --               --
                                ----------------------------------------------------------------------------------------
TOTAL NET ASSETS                $    344,468,465  $    192,755,539  $    326,053,120  $    250,851,637  $    45,223,645
                                ========================================================================================
TOTAL UNITS OUTSTANDING          167,361,068.830   108,230,206.582   209,570,969.419   155,817,694.776   48,213,220.588
                                ========================================================================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $     16,426,943  $     15,979,316  $         53,561  $        298,026  $            --
EXPENSES:
  Mortality And Expense
   Risk Charge                         2,814,361         1,539,179         2,809,603         2,235,060          398,201
  Reimbursements Of
   Expenses                             (735,946)         (401,468)         (594,493)         (467,280)         (88,462)
                                ----------------------------------------------------------------------------------------
Net Investment Income (Loss)    $     14,348,528  $     14,841,605  $     (2,161,549) $     (1,469,754) $      (309,739)
                                ----------------------------------------------------------------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (5,986,568) $    (11,867,669) $    (22,219,731) $    (14,404,223) $    (1,009,381)
  Capital Gains Distributions
   From Mutual Funds                          --                --                --                --               --
                                ----------------------------------------------------------------------------------------
Realized Gains (Losses) On
 Investments                          (5,986,568)      (11,867,669)      (22,219,731)      (14,404,223)      (1,009,381)
                                ----------------------------------------------------------------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                    56,689,852        53,154,819       145,998,509       109,811,380       13,055,157
                                ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $     65,051,812  $     56,128,755  $    121,617,229  $     93,937,403  $    11,736,037
                                ========================================================================================

                                VALIC COMPANY I    VALIC COMPANY I
                                BLUE CHIP GROWTH   HEALTH SCIENCES
                                      FUND              FUND
                                -----------------------------------
STATEMENT OF ASSETS
AND LIABILITIES
AS OF DECEMBER 31, 2009           DIVISION 72        DIVISION 73
------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of
   Mutual Funds, at Fair
   Value                        $    439,909,779  $    173,369,990
  Balance Due From (To)
   VALIC General
   Account, Net                          (54,709)           (7,023)
  Receivable (Payable) For
   Mutual Fund Sales
   (Purchases), Net                      617,549            39,795
                                -----------------------------------
Net Assets & Liabilities        $    440,472,619  $    173,402,762
                                ===================================
CONTRACT OWNER RESERVES
 AND CAPITAL SURPLUS:
  Reserves For Redeemable
   Annuity Contracts (Net
   of Applicable Contract
   Loans - Partial
   Withdrawals with Right
   of Reinvestment)             $    440,442,251  $    173,332,191
  Reserves For Annuity
   Contracts On Benefit                   30,368            70,571
                                -----------------------------------
Total Contract Owner
 Reserves                            440,472,619       173,402,762
  Capital Surplus                             --                --
                                -----------------------------------
Total Contract Owner
 Reserves and Capital
 Surplus                        $    440,472,619  $    173,402,762
                                ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units
   Outstanding                  $    440,442,251  $    173,332,191
  Contracts in Payout
   (Annuitization) Period                 30,368            70,571
  Funds Retained in Separate
   Account A by VALIC                         --                --
                                -----------------------------------
TOTAL NET ASSETS                $    440,472,619  $    173,402,762
                                ===================================
TOTAL UNITS OUTSTANDING          524,640,903.815   134,701,888.702
                                ===================================
STATEMENT OF
OPERATIONS FOR THE
YEAR ENDED DECEMBER 31,
2009
--------------------------------
INVESTMENT INCOME:
  Dividends From Mutual
   Funds                        $        875,324  $             --
EXPENSES:
  Mortality And Expense
   Risk Charge                         3,298,688         1,431,184
  Reimbursements Of
   Expenses                                   --                --
                                -----------------------------------
Net Investment Income (Loss)    $     (2,423,364) $     (1,431,184)
                                -----------------------------------
REALIZED GAINS (LOSSES) ON
 INVESTMENTS:
  Realized Gains (Losses) on
   Sale of Fund Shares          $     (6,353,389) $     (7,600,395)
  Capital Gains Distributions
   From Mutual Funds                          --                --
                                -----------------------------------
Realized Gains (Losses) On
 Investments                          (6,353,389)       (7,600,395)
                                -----------------------------------
Change in Unrealized
 Appreciation (Depreciation)
 During The Period                   135,830,633        49,538,291
                                -----------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS         $    127,053,880  $     40,506,712
                                ===================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                      VALIC COMPANY I     VALIC COMPANY I      VALIC COMPANY I    VALIC COMPANY I    VALIC COMPANY I
                           VALUE       BROAD CAP VALUE INCOME  LARGE CAP CORE   INFLATION PROTECTED      GROWTH
                           FUND                 FUND                FUND               FUND               FUND
                     ------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 74         DIVISION 75          DIVISION 76        DIVISION 77        DIVISION 78
-------------------  ------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    156,409,389     $    20,669,588     $    109,570,415   $    195,531,631   $    691,386,042
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         35,245              15,012              (51,812)            97,073           (211,604)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                         59,787             (17,274)             168,173              6,068            462,460
                     ------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities         $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Reserves For
   Annuity
   Contracts
   On Benefit                     239                  --               16,982              3,327            218,110
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                 156,504,421          18,354,617          109,686,776        190,150,891        691,636,898
  Capital
   Surplus                         --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus           $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    156,504,182     $    18,354,617     $    109,669,794   $    190,147,564   $    691,418,788
  Contracts in
   Payout
   (Annuitization)
   Period                         239                  --               16,982              3,327            218,110
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --           2,312,709                   --          5,483,881                 --
                     ------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS              $    156,504,421     $    20,667,326     $    109,686,776   $    195,634,772   $    691,636,898
                     ================================================================================================
TOTAL UNITS
 OUTSTANDING          140,942,782.982      19,603,030.451      101,838,199.330    172,929,130.902    764,384,734.354
                     ================================================================================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $      3,063,423     $       392,521     $      1,374,966   $      1,609,388   $      5,392,270
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,293,361             147,624              912,358          1,506,034          5,609,752
  Reimbursements
   Of
   Expenses                        --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)              $      1,770,062     $       244,897     $        462,608   $        103,354   $       (217,482)
                     ------------------------------------------------------------------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (24,875,750)    $    (1,137,702)    $     (8,323,557)  $     (1,563,167)  $    (16,209,959)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --                  --                   --                 --                 --
                     ------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments              (24,875,750)         (1,137,702)          (8,323,557)        (1,563,167)       (16,209,959)
                     ------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    60,831,313           4,865,080           38,506,669         14,740,179        198,769,265
                     ------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     37,725,625     $     3,972,275     $     30,645,720   $     13,280,366   $    182,341,824
                     ================================================================================================

                       VALIC COMPANY I      SUNAMERICA 2015
                     LARGE CAPITAL GROWTH HIGH WATERMARK FUND
                             FUND                FUND
                     ----------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 79          DIVISION 81
-------------------  ----------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    372,610,793     $    27,852,260
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                         (250,856)             (5,772)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                          433,654               2,709
                     ----------------------------------------
Net Assets &
 Liabilities           $    372,793,591     $    27,849,197
                     ========================================

CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    372,684,850     $    27,849,197
  Reserves For
   Annuity
   Contracts
   On Benefit                   108,741                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves                   372,793,591          27,849,197
  Capital
   Surplus                           --                  --
                     ----------------------------------------
Total Contract
 Owner
 Reserves and
  Capital
   Surplus             $    372,793,591     $    27,849,197
                     ========================================

NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    372,684,850     $    27,849,197
  Contracts in
   Payout
   (Annuitization)
   Period                       108,741                  --
  Funds
   Retained in
   Separate
   Account A
   by VALIC                          --                  --
                     ----------------------------------------
TOTAL NET
 ASSETS                $    372,793,591     $    27,849,197
                     ========================================
TOTAL UNITS
 OUTSTANDING            371,886,173.663      25,578,488.279
                     ========================================

STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $      2,659,251     $       528,758
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                     3,089,941             357,228
  Reimbursements
   Of
   Expenses                          --                  --
                     ----------------------------------------
Net Investment
 Income
 (Loss)                $       (430,690)    $       171,530
                     ----------------------------------------

REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $     (9,760,126)    $      (639,931)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                             --                  --
                     ----------------------------------------
Realized Gains
 (Losses) On
 Investments                 (9,760,126)           (639,931)
                     ----------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                      96,841,713             (11,557)
                     ----------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $     86,650,897     $      (479,958)
                     ========================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                       SUNAMERICA 2020       VALIC COMPANY I       VALIC COMPANY I   VALIC COMPANY I    VALIC COMPANY I
                     HIGH WATERMARK FUND MID CAP STRATEGIC GROWTH SMALL CAP SPECIAL     SMALL MID     SMALL CAP AGGRESSIVE
                            FUND                   FUND              VALUES FUND       GROWTH FUND        GRWOTH FUND
                     ------------------------------------------------------------------------------------------------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                     DIVISION 82           DIVISION 83           DIVISION 84       DIVISION 85        DIVISION 86
-------------------  -----------------------------------------------------------------------------------------------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value          $    12,043,728       $    252,520,913     $    184,032,549  $     95,308,626    $    69,250,498
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                          (5,019)               (96,895)             (55,463)          (17,501)           (41,361)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                           3,277                180,856              108,997            42,012             83,740
                     -----------------------------------------------------------------------------------------------------
Net Assets &
 Liabilities           $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)       $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Reserves For
   Annuity
   Contracts
   On Benefit                       --                 42,623              182,336             8,955              2,828
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves                   12,041,986            252,604,874          184,086,083        95,333,137         69,292,877
  Capital
   Surplus                          --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus               $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding         $    12,041,986       $    252,562,251     $    183,903,747  $     95,324,182    $    69,290,049
  Contracts in
   Payout
   (Annuitization)
   Period                           --                 42,623              182,336             8,955              2,828
  Funds
   Retained in
   Separate
   Account A
   by VALIC                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
TOTAL NET
 ASSETS                $    12,041,986       $    252,604,874     $    184,086,083  $     95,333,137    $    69,292,877
                     =====================================================================================================
TOTAL UNITS
 OUTSTANDING            13,152,788.788        221,862,759.234      213,946,727.132   112,722,385.544     67,301,040.663
                     =====================================================================================================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds               $       261,354       $      1,285,321     $      2,961,888  $        189,798    $         6,652
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                      150,307              1,982,832            1,475,028           756,296            479,209
  Reimbursements
   Of
   Expenses                         --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Net Investment
 Income
 (Loss)                $       111,047       $       (697,511)    $      1,486,860  $       (566,498)   $      (472,557)
                     -----------------------------------------------------------------------------------------------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares              $      (760,720)      $    (13,627,251)    $    (14,046,262) $     (4,221,755)   $    (2,753,711)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                            --                     --                   --                --                 --
                     -----------------------------------------------------------------------------------------------------
Realized Gains
 (Losses) On
 Investments                  (760,720)           (13,627,251)         (14,046,262)       (4,221,755)        (2,753,711)
                     -----------------------------------------------------------------------------------------------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                       (240,947)            92,958,452           55,443,526        31,658,154         24,209,015
                     -----------------------------------------------------------------------------------------------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS            $      (890,620)      $     78,633,690     $     42,884,124  $     26,869,901    $    20,982,747
                     =====================================================================================================

                      VALIC COMPANY I
                       GLOBAL EQUITY
                           FUND
                     -----------------
STATEMENT
OF ASSETS
AND
LIABILITIES
AS OF
DECEMBER 31,
2009                    DIVISION 87
-------------------  -----------------
ASSETS AND
 LIABILITIES:
  Investments
   in Shares
   Of Mutual
   Funds, at
   Fair Value        $    248,218,683
  Balance Due
   From (To)
   VALIC
   General
   Account,
   Net                        (50,102)
  Receivable
   (Payable)
   For Mutual
   Fund Sales
   (Purchases),
   Net                        241,508
                     -----------------
Net Assets &
 Liabilities         $    248,410,089
                     =================
CONTRACT
 OWNER
 RESERVES AND
 CAPITAL
 SURPLUS:
  Reserves For
   Redeemable
   Annuity
   Contracts
   (Net of
   Applicable
   Contract
   Loans -
   Partial
   Withdrawals
   with Right
   of
   Reinvestment)     $    248,269,966
  Reserves For
   Annuity
   Contracts
   On Benefit                 140,123
                     -----------------
Total Contract
 Owner
 Reserves                 248,410,089
  Capital
   Surplus                         --
                     -----------------
Total Contract
 Owner
 Reserves and
 Capital
 Surplus             $    248,410,089
                     =================
NET ASSETS
 ATTRIBUTABLE
 TO:
  Accumulation
   Units
   Outstanding       $    248,269,966
  Contracts in
   Payout
   (Annuitization)
   Period                     140,123
  Funds
   Retained in
   Separate
   Account A
   by VALIC                        --
                     -----------------
TOTAL NET
 ASSETS              $    248,410,089
                     =================
TOTAL UNITS
 OUTSTANDING          282,505,385.024
                     =================
STATEMENT
OF
OPERATIONS
FOR THE YEAR
ENDED
DECEMBER 31,
2009
---------------------
INVESTMENT
 INCOME:
  Dividends
   From
   Mutual
   Funds             $        775,126
EXPENSES:
  Mortality
   And
   Expense
   Risk
   Charge                   1,985,095
  Reimbursements
   Of
   Expenses                        --
                     -----------------
Net Investment
 Income
 (Loss)              $     (1,209,969)
                     -----------------
REALIZED GAINS
 (LOSSES) ON
 INVESTMENTS:
  Realized
   Gains
   (Losses) on
   Sale of
   Fund
   Shares            $    (22,828,866)
  Capital Gains
   Distributions
   From
   Mutual
   Funds                           --
                     -----------------
Realized Gains
 (Losses) On
 Investments              (22,828,866)
                     -----------------
Change in
 Unrealized
 Appreciation
 (Depreciation)
 During The
 Period                    79,123,902
                     -----------------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS          $     55,085,067
                     =================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                      STATEMENT OF OPERATIONS (CONTINUED)

                                                                                           VALIC COMPANY I   VALIC COMPANY I
                                                                                           GLOBAL STRATEGY    FOREIGN VALUE
                                                                                                FUND              FUND
                                                                                          ------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 88       DIVISION 89
----------------------------------------------------------------------------------------  -----------------------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                    $    409,055,041  $    809,785,005
  Balance Due From (To) VALIC General Account, Net                                                 (63,610)           12,660
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                      359,710           715,265
                                                                                          -----------------------------------
Net Assets & Liabilities                                                                  $    409,351,141  $    810,512,930
                                                                                          ===================================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                $    408,994,761  $    810,374,473
  Reserves For Annuity Contracts On Benefit                                                        356,380           138,457
                                                                                          -----------------------------------
Total Contract Owner Reserves                                                                  409,351,141       810,512,930
  Capital Surplus                                                                                       --                --
                                                                                          -----------------------------------
Total Contract Owner Reserves and Capital Surplus                                         $    409,351,141  $    810,512,930
                                                                                          ===================================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                          $    408,994,761  $    810,374,473
  Contracts in Payout (Annuitization) Period                                                       356,380           138,457
  Funds Retained in Separate Account A by VALIC                                                         --                --
                                                                                          -----------------------------------
TOTAL NET ASSETS                                                                          $    409,351,141  $    810,512,930
                                                                                          ===================================
TOTAL UNITS OUTSTANDING                                                                    320,247,220.955   751,756,511.169
                                                                                          ===================================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                             $     37,023,509  $     19,069,199
EXPENSES:
  Mortality And Expense Risk Charge                                                              3,494,423         6,359,749
  Reimbursements Of Expenses                                                                            --                --
                                                                                          -----------------------------------
Net Investment Income (Loss)                                                              $     33,529,086  $     12,709,450
                                                                                          -----------------------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                          $    (11,654,556) $    (44,059,233)
  Capital Gains Distributions From Mutual Funds                                                         --                --
                                                                                          -----------------------------------
Realized Gains (Losses) On Investments                                                         (11,654,556)      (44,059,233)
                                                                                          -----------------------------------
Change in Unrealized Appreciation (Depreciation) During The Period                              53,118,209       287,030,737
                                                                                          -----------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                         $     74,992,739  $    255,680,954
                                                                                          ===================================

                                                                                           VALIC COMPANY I
                                                                                          GLOBAL REAL ESTATE
                                                                                                 FUND
                                                                                          ------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2009                                                                      DIVISION 101
----------------------------------------------------------------------------------------  ------------------
ASSETS AND LIABILITIES:
  Investments in Shares Of Mutual Funds, at Fair Value                                     $    270,349,279
  Balance Due From (To) VALIC General Account, Net                                                 (110,881)
  Receivable (Payable) For Mutual Fund Sales (Purchases), Net                                       237,930
                                                                                          ------------------
Net Assets & Liabilities                                                                   $    270,476,328
                                                                                          ==================
CONTRACT OWNER RESERVES AND CAPITAL SURPLUS:
  Reserves For Redeemable Annuity Contracts (Net of Applicable Contract Loans - Partial
   Withdrawals with Right of Reinvestment)                                                 $    261,932,268
  Reserves For Annuity Contracts On Benefit                                                              --
                                                                                          ------------------
Total Contract Owner Reserves                                                                   261,932,268
  Capital Surplus                                                                                 8,544,060
                                                                                          ------------------
Total Contract Owner Reserves and Capital Surplus                                          $    270,476,328
                                                                                          ==================
NET ASSETS ATTRIBUTABLE TO:
  Accumulation Units Outstanding                                                           $    261,932,268
  Contracts in Payout (Annuitization) Period                                                             --
  Funds Retained in Separate Account A by VALIC                                                   8,544,060
                                                                                          ------------------
TOTAL NET ASSETS                                                                           $    270,476,328
                                                                                          ==================
TOTAL UNITS OUTSTANDING                                                                     312,026,682.728
                                                                                          ==================
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends From Mutual Funds                                                              $     27,329,002
EXPENSES:
  Mortality And Expense Risk Charge                                                               1,993,688
  Reimbursements Of Expenses                                                                             --
                                                                                          ------------------
Net Investment Income (Loss)                                                               $     25,335,314
                                                                                          ------------------
REALIZED GAINS (LOSSES) ON INVESTMENTS:
  Realized Gains (Losses) on Sale of Fund Shares                                           $     (5,405,762)
  Capital Gains Distributions From Mutual Funds                                                          --
                                                                                          ------------------
Realized Gains (Losses) On Investments                                                           (5,405,762)
                                                                                          ------------------
Change in Unrealized Appreciation (Depreciation) During The Period                               46,966,841
                                                                                          ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $     66,896,393
                                                                                          ==================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2009

                                                                              NET ASSET VALUE   NET ASSET
UNDERLYING FUND                                      DIVISION     SHARES         PER SHARE        VALUE           COST
----------------------------------------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1         269,487.417     $ 9.03      $    2,433,470 $    2,535,390
VALIC Company I Money Market I Fund                     2       1,067,255.809       1.00           1,067,255      1,067,256
VALIC Company I Mid Cap Index Fund                      4     123,455,938.428      16.41       2,025,911,950  2,427,972,870
VALIC Company I Asset Allocation Fund                   5      13,810,100.329       9.34         128,986,336    151,432,281
VALIC Company I Money Market I Fund                     6     428,299,392.984       1.00         428,299,393    428,299,390
VALIC Company I Capital Conservation Fund               7      12,906,215.274       9.03         116,543,125    122,428,314
VALIC Company I Government Securities Fund              8      11,965,027.283      10.30         123,239,784    125,855,112
VALIC Company I Stock Index Fund                       10A      5,307,074.714      22.29         118,294,649    139,774,881
VALIC Company I Stock Index Fund                       10B        470,434.618      22.29          10,485,988     12,282,421
VALIC Company I Stock Index Fund                       10C    128,000,012.427      22.29       2,853,120,324  3,573,490,704
VALIC Company I Stock Index Fund                       10D        634,550.224      22.29          14,144,124     17,118,852
VALIC Company I International Equities Fund            11     140,492,421.098       6.07         852,788,998  1,115,012,451
VALIC Company I Global Social Awareness Fund           12      21,050,125.640      13.37         281,440,179    376,848,691
VALIC Company I International Government Bond Fund     13      12,772,877.965      12.04         153,785,451    157,163,948
VALIC Company I Small Cap Index Fund                   14      67,415,578.525      11.44         771,234,215  1,000,197,009
VALIC Company I Core Equity Fund                       15      21,296,193.342      10.91         232,341,467    300,596,908
VALIC Company I Growth & Income Fund                   16       7,401,248.407      10.88          80,525,584    102,857,107
VALIC Company I Science & Technology Fund              17      55,974,556.341      13.13         734,945,924    838,417,935
VALIC Company I Small Cap Fund                         18      35,836,353.886       7.77         278,448,470    352,779,823
VALIC Company I International Growth I Fund            20      54,005,355.796      10.02         541,133,663    534,593,196
VALIC Company I Core Value Fund                        21      16,114,751.734       7.58         122,149,818    150,580,581
Vanguard Long-Term Investment-Grade Fund               22      19,130,237.988       8.92         170,641,719    171,998,220
Vanguard Long-Term Treasury Fund                       23      29,068,367.445      10.90         316,845,205    337,525,958
Vanguard Windsor II Fund                               24      61,732,886.411      23.68       1,461,834,751  1,759,193,776
Vanguard Wellington Fund                               25      48,343,110.379      28.85       1,394,698,734  1,470,173,450
VALIC Company II International Small Cap Equity        33      51,975,484.158      11.45         595,119,293    785,177,124
VALIC Company II Small Cap Growth Fund                 35       4,301,000.104      10.36          44,558,361     51,927,859
VALIC Company II Small Cap Value Fund                  36      34,039,427.922      10.75         365,923,850    411,376,566
VALIC Company II Mid Cap Growth Fund                   37      27,726,747.081       6.58         182,441,996    205,926,349
VALIC Company II Mid Cap Value Fund                    38      35,889,400.233      13.90         498,862,663    588,877,212
VALIC Company II Capital Appreciation Fund             39       3,423,994.222       8.47          29,001,230     33,737,618
VALIC Company II Large Cap Value Fund                  40      16,241,424.448       9.73         158,029,060    228,802,387
VALIC Company II Socially Responsible Fund             41      74,049,237.603       9.78         724,201,545    904,434,171
VALIC Company II Money Market II Fund                  44     227,027,875.782       1.00         227,027,871    227,027,872
VALIC Company I Nasdaq-100(R) Index Fund               46      20,031,464.073       5.04         100,958,580     93,150,572
VALIC Company II Aggressive Growth Lifestyle Fund      48      14,340,881.855       7.48         107,269,796    127,817,869
VALIC Company II Moderate Growth Lifestyle Fund        49      15,350,708.895      10.72         164,559,600    175,686,802
VALIC Company II Conservative Growth Lifestyle Fund    50       6,534,862.423       9.97          65,152,579     66,940,842
Vanguard LifeStrategy Growth Fund                      52       6,351,937.541      19.56         124,243,899    136,238,395
Vanguard LifeStrategy Moderate Growth Fund             53       7,786,899.081      17.69         137,750,246    146,699,604
Vanguard LifeStrategy Conservative Growth Fund         54       3,559,320.564      15.12          53,816,927     56,214,029
VALIC Company II Core Bond Fund                        58      13,913,468.393       9.80         136,351,990    138,533,416
VALIC Company II Strategic Bond Fund                   59      33,128,042.262      10.39         344,200,360    356,599,554
VALIC Company II High Yield Bond Fund                  60      28,008,324.087       6.88         192,697,270    221,860,850
Ariel Fund                                             68       8,452,214.176      38.56         325,917,379    398,560,639
Ariel Appreciation Fund                                69       7,074,249.084      35.45         250,782,130    279,205,810
Lou Holland Growth Fund                                70       2,518,805.514      17.94          45,187,372     43,695,902
VALIC Company I Blue Chip Growth Fund                  72      49,042,338.852       8.97         439,909,779    442,134,810
VALIC Company I Health Sciences Fund                   73      18,968,270.283       9.14         173,369,990    188,072,976
VALIC Company I Value Fund                             74      18,509,986.835       8.45         156,409,389    191,762,947

UNDERLYING FUND                                      LEVEL /(1)/
----------------------------------------------------------------
VALIC Company I Capital Conservation Fund                1
VALIC Company I Money Market I Fund                      1
VALIC Company I Mid Cap Index Fund                       1
VALIC Company I Asset Allocation Fund                    1
VALIC Company I Money Market I Fund                      1
VALIC Company I Capital Conservation Fund                1
VALIC Company I Government Securities Fund               1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I Stock Index Fund                         1
VALIC Company I International Equities Fund              1
VALIC Company I Global Social Awareness Fund             1
VALIC Company I International Government Bond Fund       1
VALIC Company I Small Cap Index Fund                     1
VALIC Company I Core Equity Fund                         1
VALIC Company I Growth & Income Fund                     1
VALIC Company I Science & Technology Fund                1
VALIC Company I Small Cap Fund                           1
VALIC Company I International Growth I Fund              1
VALIC Company I Core Value Fund                          1
Vanguard Long-Term Investment-Grade Fund                 1
Vanguard Long-Term Treasury Fund                         1
Vanguard Windsor II Fund                                 1
Vanguard Wellington Fund                                 1
VALIC Company II International Small Cap Equity          1
VALIC Company II Small Cap Growth Fund                   1
VALIC Company II Small Cap Value Fund                    1
VALIC Company II Mid Cap Growth Fund                     1
VALIC Company II Mid Cap Value Fund                      1
VALIC Company II Capital Appreciation Fund               1
VALIC Company II Large Cap Value Fund                    1
VALIC Company II Socially Responsible Fund               1
VALIC Company II Money Market II Fund                    1
VALIC Company I Nasdaq-100(R) Index Fund                 1
VALIC Company II Aggressive Growth Lifestyle Fund        1
VALIC Company II Moderate Growth Lifestyle Fund          1
VALIC Company II Conservative Growth Lifestyle Fund      1
Vanguard LifeStrategy Growth Fund                        1
Vanguard LifeStrategy Moderate Growth Fund               1
Vanguard LifeStrategy Conservative Growth Fund           1
VALIC Company II Core Bond Fund                          1
VALIC Company II Strategic Bond Fund                     1
VALIC Company II High Yield Bond Fund                    1
Ariel Fund                                               1
Ariel Appreciation Fund                                  1
Lou Holland Growth Fund                                  1
VALIC Company I Blue Chip Growth Fund                    1
VALIC Company I Health Sciences Fund                     1
VALIC Company I Value Fund                               1

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                               DECEMBER 31, 2009

                                                                       NET ASSET VALUE  NET ASSET
UNDERLYING FUND                                DIVISION     SHARES        PER SHARE       VALUE       COST     LEVEL /(1)/
--------------------------------------------------------------------------------------------------------------------------
VALIC Company I Broad Cap Value Income Fund      75      2,381,288.908       8.68       20,669,588  24,189,475     1
VALIC Company I Large Cap Core Fund              76     11,284,285.850       9.71      109,570,415 102,911,673     1
VALIC Company I Inflation Protected Fund         77     20,013,473.054       9.77      195,531,631 197,595,999     1
VALIC Company I Growth Fund                      78     73,866,030.050       9.36      691,386,042 689,344,268     1
VALIC Company I Large Capital Growth Fund        79     37,112,628.864      10.04      372,610,793 395,642,527     1
SunAmerica 2015 High Watermark Fund              81      2,916,466.909       9.55       27,852,260  30,402,880     1
SunAmerica 2020 High Watermark Fund              82      1,528,392.000       7.88       12,043,728  15,094,250     1
VALIC Company I Mid Cap Strategic Growth
  Fund                                           83     25,952,817.298       9.73      252,520,913 288,988,628     1
VALIC Company I Small Cap Special Values Fund    84     24,151,253.122       7.62      184,032,549 240,926,970     1
VALIC Company I Small Mid Growth Fund            85     11,414,206.545       8.35       95,308,626 111,939,389     1
VALIC Company I Small Cap Aggressive Growth
  Fund                                           86      7,551,853.391       9.17       69,250,498  70,546,043     1
VALIC Company I Global Equity Fund               87     33,184,316.055       7.48      248,218,683 335,805,679     1
VALIC Company I Global Strategy Fund             88     39,370,071.168      10.39      409,055,041 437,868,820     1
VALIC Company I Foreign Value Fund               89     92,758,877.978       8.73      809,785,005 929,388,857     1
VALIC Company I Global Real Estate Fund          101    35,807,851.521       7.55      270,349,279 246,031,714     1



/(1)/ Represents the level within the fair value hieracrchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                VALIC COMPANY I            VALIC COMPANY I            VALIC COMPANY I
                                             CAPITAL CONSERVATION       CAPITAL CONSERVATION        MONEY MARKET I FUND
                                                     FUND                       FUND                       FUND
                                           -------------------------------------------------------------------------------
                                                  DIVISION 1                 DIVISION 7                 DIVISION 2
                                           -------------------------------------------------------------------------------
                                             FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
                                            YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                           DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                               2009         2008         2009          2008          2009         2008
                                           -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
 Net Investment Income (Loss).............  $   90,665   $  166,946  $  4,390,293  $  7,404,481   $   (7,966)  $   16,817
 Net Realized Gains (Losses) From
   Securities Transactions................     (38,259)      (2,342)   (1,207,376)     (463,011)          --           --
 Net Change In Unrealized Appreciation
   (Depreciation) During The Period.......     190,795     (271,769)    7,144,866   (12,056,903)          --           --
                                           ------------------------------------------------------------------------------
Increase (Decrease) In Net Assets From
  Operations..............................     243,201     (107,165)   10,327,783    (5,115,433)      (7,966)      16,817
                                           ------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners.................................      51,648       26,801     7,090,265    10,143,738       27,069       41,573
 Surrenders Of Accumulation Units By
   Terminations And Withdrawals...........    (359,045)    (325,074)  (13,008,519)  (16,283,566)    (148,737)    (410,253)
 Annuity Benefit Payments.................      (1,968)         (77)       (4,697)       (4,736)          --           --
 Transfers Between Subaccounts (including
   fixed account), Net....................    (191,928)       5,235     3,018,668   (54,393,608)    (146,863)     379,934
 Contract Charges.........................      (1,508)      (1,803)      (61,361)      (61,833)        (390)        (625)
 Adjustments to Net Assets Allocated to
   Contracts in Payout Period.............     243,602        4,736        (2,622)       (2,830)          --           --
 Increase (decrease) in Amounts Retained
   in Separate Account A..................          --           --            --            --           --           --
                                           ------------------------------------------------------------------------------
 Net Increase (Decrease) In Net Assets
   From Contract Transactions.............    (259,199)    (290,182)   (2,968,266)  (60,602,835)    (268,921)      10,629
                                           ------------------------------------------------------------------------------
Total Increase (Decrease) In Net Assets...     (15,998)    (397,347)    7,359,517   (65,718,268)    (276,887)      27,446

NET ASSETS:
Beginning Of Period.......................   2,452,324    2,849,671   109,393,273   175,111,541    1,343,978    1,316,532
                                           ------------------------------------------------------------------------------
End Of Period.............................  $2,436,326   $2,452,324  $116,752,790  $109,393,273   $1,067,091   $1,343,978
                                           ==============================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                     VALIC COMPANY I                VALIC COMPANY I                VALIC COMPANY I
                                   MONEY MARKET I FUND               MID CAP INDEX                ASSET ALLOCATION
                                          FUND                            FUND                          FUND
                              ------------------------------------------------------------------------------------------
                                       DIVISION 6                      DIVISION 4                    DIVISION 5
                              ------------------------------------------------------------------------------------------
                                 FOR THE        FOR THE        FOR THE          FOR THE        FOR THE       FOR THE
                                YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED     YEAR ENDED    YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                   2009           2008           2009             2008           2009          2008
                              ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                     $  (2,938,285) $   6,047,579  $   13,604,824  $     6,636,374  $  2,411,161  $  3,123,979
 Net Realized Gains (Losses)
   From Securities
   Transactions                          --             --     (45,071,863)     245,612,778    (8,078,820)   (3,081,040)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During
   The Period                            --             --     578,527,037   (1,215,208,133)   29,109,776   (36,230,336)
                              -----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations         (2,938,285)     6,047,579     547,059,998     (962,958,981)   23,442,117   (36,187,397)
                              -----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners              131,621,114    192,638,776     161,255,547      233,442,565     5,281,271     8,681,207
 Surrenders Of
   Accumulation Units By
   Terminations And
   Withdrawals                 (112,290,222)  (130,447,555)   (162,073,044)    (217,805,353)  (11,080,305)  (14,980,013)
 Annuity Benefit Payments            (1,375)        (1,421)       (185,244)        (143,363)      (19,595)      (24,311)
 Transfers Between
   Subaccounts (including
   fixed account), Net          (84,550,118)   (23,869,805)    (74,629,100)    (403,296,603)   (1,358,535)  (12,796,063)
 Contract Charges                  (266,118)      (267,826)       (882,045)        (854,587)      (46,807)      (47,098)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                      1,062           (581)       (226,214)           1,478         4,913         4,761
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                    --             --              --               --            --            --
                              -----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                 (65,485,657)    38,051,588     (76,740,100)    (388,655,863)   (7,219,058)  (19,161,517)
                              -----------------------------------------------------------------------------------------
Total Increase (Decrease) In
  Net Assets                    (68,423,942)    44,099,167     470,319,898   (1,351,614,844)   16,223,059   (55,348,914)

NET ASSETS:
Beginning Of Period             496,906,841    452,807,674   1,556,654,019    2,908,268,863   112,752,046   168,100,960
                              -----------------------------------------------------------------------------------------
End Of Period                 $ 428,482,899  $ 496,906,841  $2,026,973,917  $ 1,556,654,019  $128,975,105  $112,752,046
                              =========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                        GOVERNMENT SECURITIES            STOCK INDEX                 STOCK INDEX
                                                FUND                         FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 8                  DIVISION 10A               DIVISION 10B
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  3,323,163  $  2,294,042  $  1,438,801  $   1,765,852  $   156,308  $   260,226
 Net Realized Gains (Losses) From
   Securities Transactions                893,022     1,000,334    (1,972,721)    18,959,067     (411,098)   1,703,225
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  (11,705,332)    8,371,757    24,686,049    (93,674,393)   2,321,575   (8,501,131)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      (7,489,147)   11,666,133    24,152,129    (72,949,474)   2,066,785   (6,537,680)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              10,470,643    11,612,528       787,594        932,197       27,226       11,532
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (19,189,818)  (16,867,441)  (11,938,924)   (22,200,730)  (1,128,640)  (1,489,116)
 Annuity Benefit Payments                 (35,900)      (36,460)     (291,368)      (463,013)     (35,215)     (56,355)
 Transfers Between Subaccounts
   (including fixed account), Net     (20,845,284)   51,473,607    (2,816,438)    (5,496,547)    (573,124)    (425,013)
 Contract Charges                         (54,751)      (48,220)           --             --           --           --
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                 (12,913)          146      (243,181)      (237,894)       9,622      (75,154)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --           --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (29,668,023)   46,134,160   (14,502,317)   (27,465,987)  (1,700,131)  (2,034,106)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (37,157,170)   57,800,293     9,649,812   (100,415,461)     366,654   (8,571,786)

NET ASSETS:
Beginning Of Period                   160,407,367   102,607,074   108,674,270    209,089,731   10,109,097   18,680,883
                                     ---------------------------------------------------------------------------------
End Of Period                        $123,250,197  $160,407,367  $118,324,082  $ 108,674,270  $10,475,751  $10,109,097
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY I               VALIC COMPANY I              VALIC COMPANY I
                                            STOCK INDEX                   STOCK INDEX            INTERNATIONAL EQUITIES
                                                FUND                          FUND                        FUND
                                  -----------------------------------------------------------------------------------------
                                            DIVISION 10C                  DIVISION 10D                 DIVISION 11
                                  -----------------------------------------------------------------------------------------
                                     FOR THE          FOR THE        FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED       YEAR ENDED     YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,     DECEMBER 31,   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009             2008           2009         2008          2009           2008
                                  -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $   37,365,967  $    38,528,457  $   174,961  $    211,389  $ 13,478,178  $   21,898,687
 Net Realized Gains (Losses)
   From Securities
   Transactions                       (2,499,234)     416,206,232     (415,123)    2,139,773   (46,331,780)    110,371,840
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            522,384,411   (2,001,379,501)   3,034,093   (10,704,909)  218,793,037    (622,277,765)
                                  ----------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations             557,251,144   (1,546,644,812)   2,793,931    (8,353,747)  185,939,435    (490,007,238)
                                  ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   189,069,802      291,819,980       94,840       208,898    93,582,694     137,360,087
 Surrenders Of Accumulation
   Units By Terminations
   And Withdrawals                  (221,408,244)    (356,987,880)  (1,053,015)   (2,292,024)  (72,019,218)    (76,907,741)
 Annuity Benefit Payments               (210,916)        (307,429)      (8,501)      (11,480)      (13,348)        (22,926)
 Transfers Between
   Subaccounts (including
   fixed account), Net                31,589,841     (681,322,068)    (416,859)   (1,136,339)  (19,205,772)     28,652,135
 Contract Charges                     (1,327,259)      (1,379,253)      (4,100)       (5,270)     (426,377)       (419,702)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (186,743)         109,107        2,468         3,190       (27,184)          7,956
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                         --               --           --            --            --              --
                                  ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                       (2,473,519)    (748,067,543)  (1,385,167)   (3,233,025)    1,890,795      88,669,809
                                  ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             554,777,625   (2,294,712,355)   1,408,764   (11,586,772)  187,830,230    (401,337,429)

NET ASSETS:
Beginning Of Period                2,300,075,639    4,594,787,994   12,734,353    24,321,125   665,748,112   1,067,085,541
                                  ----------------------------------------------------------------------------------------
End Of Period                     $2,854,853,264  $ 2,300,075,639  $14,143,117  $ 12,734,353  $853,578,342  $  665,748,112
                                  ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                     GLOBAL SOCIAL AWARENESS       INT'L GOVERNMENT BOND           SMALL CAP INDEX
                                               FUND                        FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 12                  DIVISION 13                  DIVISION 14
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $  4,444,990  $   5,427,112  $  4,512,368  $  7,932,937  $  5,522,009  $    5,741,845
 Net Realized Gains (Losses)
   From Securities Transactions     (56,898,533)      (446,632)   (2,290,723)   (5,658,752)  (40,523,260)     58,911,492
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                119,345,749   (225,464,892)   11,828,688    (7,351,651)  196,666,077    (425,417,939)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    66,892,206   (220,484,412)   14,050,333    (5,077,466)  161,664,826    (360,764,602)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   22,825,945     48,602,805     8,198,029    12,323,209    79,757,027     120,958,178
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (21,872,592)   (39,980,113)  (18,255,686)  (17,371,081)  (60,379,448)    (83,109,435)
 Annuity Benefit Payments               (10,587)       (25,872)       (4,977)       (4,867)      (24,778)        (34,502)
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (84,201,636)    64,744,527    (6,637,757)   24,881,077   (57,184,815)   (182,400,269)
 Contract Charges                      (126,110)      (123,109)      (83,781)      (88,129)     (438,973)       (436,125)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (31,696)        36,381        (1,038)         (893)        2,689          (9,676)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --            --            --              --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (83,416,676)    73,254,619   (16,785,210)   19,739,316   (38,268,298)   (145,031,829)
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            (16,524,470)  (147,229,793)   (2,734,877)   14,661,850   123,396,528    (505,796,431)

NET ASSETS:
Beginning Of Period                 298,048,694    445,278,487   156,540,359   141,878,509   648,197,502   1,153,993,933
                                   -------------------------------------------------------------------------------------
End Of Period                      $281,524,224  $ 298,048,694  $153,805,482  $156,540,359  $771,594,030  $  648,197,502
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           CORE EQUITY               GROWTH & INCOME           SCIENCE & TECHNOLOGY
                                               FUND                        FUND                        FUND
                                   ---------------------------  -------------------------  ---------------------------
                                           DIVISION 15                 DIVISION 16                 DIVISION 17
                                   ---------------------------  -------------------------  ---------------------------
                                     FOR THE        FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009         2008          2009           2008
                                   ------------  -------------  ------------ ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  2,262,982  $     (89,478) $ 1,063,035  $    982,776  $ (4,901,939) $  (7,051,176)
 Net Realized Gains (Losses)
   From Securities Transactions      (3,898,762)   (11,911,449)  (4,816,827)    4,616,273    (4,234,884)   (68,960,234)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 43,849,710   (124,840,825)  17,452,089   (51,822,963)  296,474,550   (348,278,008)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    42,213,930   (136,841,752)  13,698,297   (46,223,914)  287,337,727   (424,289,418)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    9,421,890     13,676,008    4,350,316     6,035,376    35,868,391     47,266,946
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (19,020,438)   (33,405,134)  (7,243,845)  (11,440,435)  (50,649,993)   (71,343,817)
 Annuity Benefit Payments               (13,145)       (19,072)      (3,808)       (5,838)      (24,924)       (33,721)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,106,628)   (26,884,157)  (3,675,703)   (6,705,708)     (889,270)   (64,119,483)
 Contract Charges                      (114,287)      (128,681)     (44,398)      (46,286)     (340,655)      (364,051)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,364)       (35,264)      (2,665)      (21,998)      (81,816)         6,444
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --           --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (20,840,972)   (46,796,300)  (6,620,103)  (12,184,889)  (16,118,267)   (88,587,682)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             21,372,958   (183,638,052)   7,078,194   (58,408,803)  271,219,460   (512,877,100)

NET ASSETS:
Beginning Of Period                 211,016,325    394,654,377   73,440,266   131,849,069   463,865,702    976,742,802
                                   -----------------------------------------------------------------------------------
End Of Period                      $232,389,283  $ 211,016,325  $80,518,460  $ 73,440,266  $735,085,162  $ 463,865,702
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I              VALIC COMPANY I              VALIC COMPANY I
                                            SMALL CAP              INTERNATIONAL GROWTH I            CORE VALUE
                                               FUND                         FUND                        FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 18                  DIVISION 20                  DIVISION 21
                                   -------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                       2009           2008          2009           2008          2009          2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,063,075) $  (2,046,157) $  5,538,899  $   4,093,350  $  1,824,905  $  2,143,218
 Net Realized Gains (Losses)
   From Securities Transactions     (14,612,509)     5,356,800    (9,072,060)    15,983,840    (6,950,025)    4,964,749
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 75,379,786   (140,779,026)  139,969,194   (329,296,337)   22,535,526   (73,931,380)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    59,704,202   (137,468,383)  136,436,033   (309,219,147)   17,410,406   (66,823,413)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   12,003,947     17,060,046    41,454,122     52,981,988     6,632,918    10,617,268
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (22,606,805)   (36,161,587)  (42,547,528)   (54,783,605)   (8,999,981)  (19,801,564)
 Annuity Benefit Payments               (14,109)       (20,475)      (32,142)       (39,935)       (3,658)       (4,909)
 Transfers Between Subaccounts
   (including fixed account), Net   (11,451,926)   (32,674,781)   (5,290,194)    21,043,834      (340,287)  (23,040,854)
 Contract Charges                      (117,923)      (126,830)     (227,309)      (230,274)      (51,664)      (57,682)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (8,620)       (32,899)       (6,241)        (9,867)       (6,054)         (892)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --             --            --             --            --            --
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (22,195,436)   (51,956,526)   (6,649,292)    18,962,141    (2,768,726)  (32,288,633)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             37,508,766   (189,424,909)  129,786,741   (290,257,006)   14,641,680   (99,112,046)

NET ASSETS:
Beginning Of Period                 241,028,567    430,453,476   411,760,088    702,017,094   107,563,483   206,675,529
                                   ------------------------------------------------------------------------------------
End Of Period                      $278,537,333  $ 241,028,567  $541,546,829  $ 411,760,088  $122,205,163  $107,563,483
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VANGUARD                         VANGUARD                      VANGUARD
                                  LONG-TERM INVESTMENT GRADE FUND      LONG-TERM TREASURY                WINDSOR II
                                             FUND                             FUND                          FUND
                                  --------------------------------------------------------------------------------------------
                                          DIVISION 22                     DIVISION 23                    DIVISION 24
                                  --------------------------------------------------------------------------------------------
                                    FOR THE         FOR THE          FOR THE       FOR THE        FOR THE         FOR THE
                                   YEAR ENDED      YEAR ENDED       YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  DECEMBER 31,    DECEMBER 31,     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      2009            2008             2009          2008           2009            2008
                                  --------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income
   (Loss)                         $  8,267,852    $  8,365,157    $  11,274,821  $ 12,313,038  $   18,007,106  $   26,315,119
 Net Realized Gains (Losses)
   From Securities
   Transactions                     (2,161,199)     (5,103,293)      16,686,164     4,971,052     (23,462,755)    (19,442,246)
 Net Change In Unrealized
   Appreciation
   (Depreciation) During The
   Period                            5,812,420      (2,303,445)     (83,529,618)   60,650,199     310,660,102    (684,119,020)
                                  -------------------------------------------------------------------------------------------
Increase (Decrease) In Net
  Assets From Operations            11,919,073         958,419      (55,568,633)   77,934,289     305,204,453    (677,246,147)
                                  -------------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                  12,637,382      15,155,481       29,041,802    33,913,808     126,524,228     162,368,100
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                     (18,769,180)    (20,979,312)     (44,587,258)  (44,960,349)   (117,694,412)   (175,698,530)
 Annuity Benefit Payments               (4,982)         (4,922)          (4,194)       (5,533)       (112,628)        (77,188)
 Transfers Between
   Subaccounts (including
   fixed account), Net               3,542,695     (22,423,034)     (69,473,826)   98,145,964      20,772,870      27,166,947
 Contract Charges                      (75,735)        (68,754)        (146,834)     (125,334)       (601,841)       (616,439)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                           549           1,479           10,537        (3,016)        (41,363)          8,219
 Increase (decrease) in
   Amounts Retained in
   Separate Account A                       --              --               --            --              --              --
                                  -------------------------------------------------------------------------------------------
 Net Increase (Decrease) In
   Net Assets From Contract
   Transactions                     (2,669,271)    (28,319,062)     (85,159,773)   86,965,540      28,846,854      13,151,109
                                  -------------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             9,249,802     (27,360,643)    (140,728,406)  164,899,829     334,051,307    (664,095,038)

NET ASSETS:
Beginning Of Period                161,452,890     188,813,533      457,911,839   293,012,010   1,128,865,609   1,792,960,647
                                  -------------------------------------------------------------------------------------------
End Of Period                     $170,702,692    $161,452,890    $ 317,183,433  $457,911,839  $1,462,916,916  $1,128,865,609
                                  ===========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              VANGUARD                   VALIC COMPANY II              VALIC COMPANY II
                                             WELLINGTON            INTERNATIONAL SMALL CAP EQUITY      SMALL CAP GROWTH
                                                FUND                           FUND                          FUND
                                   -----------------------------------------------------------------------------------------
                                             DIVISION 25                   DIVISION 33                   DIVISION 35
                                   -----------------------------------------------------------------------------------------
                                      FOR THE         FOR THE        FOR THE         FOR THE        FOR THE      FOR THE
                                     YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED   YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                        2009            2008           2009            2008           2009         2008
                                   -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $   28,222,465  $   35,031,744  $  4,721,205   $   2,788,778   $  (246,741) $   (292,163)
 Net Realized Gains (Losses)
   From Securities Transactions       (19,083,079)       (276,508)  (54,313,632)     31,191,672    (1,733,594)     (498,344)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                  226,985,866    (424,537,434)  164,729,201    (349,603,167)   13,465,949   (22,533,369)
                                   ----------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                     236,125,252    (389,782,198)  115,136,774    (315,622,717)   11,485,614   (23,323,876)
                                   ----------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                    120,949,580     180,536,508    68,261,343     102,588,673     4,705,308     5,931,642
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (128,483,984)   (197,229,988)  (55,543,065)    (54,456,813)   (3,229,628)   (3,806,873)
 Annuity Benefit Payments                (404,722)       (279,001)       (3,009)         (5,602)           --        (1,410)
 Transfers Between
   Subaccounts (including fixed
   account), Net                      (57,538,885)    (65,003,379)  (48,477,439)     26,645,169     1,258,685    (1,776,855)
 Contract Charges                        (718,099)       (698,650)     (301,151)       (299,486)      (24,512)      (23,605)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (157,887)         19,411       (16,938)         (9,965)         (603)       (1,857)
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                   --              --            --              --            --            --
                                   ----------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (66,353,997)    (82,655,099)  (36,080,259)     74,461,976     2,709,250       321,042
                                   ----------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              169,771,255    (472,437,297)   79,056,515    (241,160,741)   14,194,864   (23,002,834)

NET ASSETS:
Beginning Of Period                 1,225,961,665   1,698,398,962   516,389,200     757,549,941    30,363,975    53,366,809
                                   ----------------------------------------------------------------------------------------
End Of Period                      $1,395,732,920  $1,225,961,665  $595,445,715   $ 516,389,200   $44,558,839  $ 30,363,975
                                   ========================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                         SMALL CAP VALUE             MID CAP GROWTH               MID CAP VALUE
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 36                 DIVISION 37                 DIVISION 38
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $  1,493,060  $    931,769  $ (1,070,615) $ (1,205,621) $  2,431,742  $  (1,124,588)
 Net Realized Gains (Losses)
   From Securities Transactions      (7,455,154)    4,703,181   (12,517,561)     (521,684)  (35,241,868)   (15,043,561)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 82,097,619   (96,110,692)   66,853,559   (94,988,077)  161,863,170   (233,513,514)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    76,135,525   (90,475,742)   53,265,383   (96,715,382)  129,053,044   (249,681,663)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   37,570,551    37,865,435    16,792,754    22,098,428    51,209,373     77,250,484
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (28,804,133)  (21,732,840)  (16,776,169)  (15,110,278)  (38,297,756)   (50,255,244)
 Annuity Benefit Payments                (8,523)       (4,878)          (68)          (14)      (18,717)       (14,028)
 Transfers Between Subaccounts
   (including fixed account), Net    52,383,150    57,919,050    (3,267,403)  129,330,385   (36,891,366)   143,911,330
 Contract Charges                      (182,043)     (172,949)     (101,607)      (91,703)     (214,824)      (201,517)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (7,200)         (541)         (404)          335        (4,672)        (6,448)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      60,951,802    73,873,277    (3,352,897)  136,227,153   (24,217,962)   170,684,577
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                            137,087,327   (16,602,465)   49,912,486    39,511,771   104,835,082    (78,997,086)

NET ASSETS:
Beginning Of Period                 229,176,831   245,779,296   132,618,367    93,106,596   394,503,378    473,500,464
                                   -----------------------------------------------------------------------------------
End Of Period                      $366,264,158  $229,176,831  $182,530,853  $132,618,367  $499,338,460  $ 394,503,378
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II             VALIC COMPANY II
                                      CAPITAL APPRECIATION          LARGE CAP VALUE            SOCIALLY RESPONSIBLE
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                          DIVISION 39                 DIVISION 40                   DIVISION 41
                                   -------------------------------------------------------------------------------------
                                     FOR THE      FOR THE       FOR THE        FOR THE       FOR THE        FOR THE
                                    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009         2008          2009           2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $   128,521  $   (208,585) $  1,808,614  $   2,968,058  $  6,646,688  $    7,962,629
 Net Realized Gains (Losses)
   From Securities Transactions     (2,833,109)     (754,687)  (18,107,034)   (43,031,209)  (42,584,911)    (23,405,157)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 9,783,770   (17,247,331)   28,566,644    (88,556,624)  202,959,074    (362,725,190)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    7,079,182   (18,210,603)   12,268,224   (128,619,775)  167,020,851    (378,167,718)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   3,500,981     5,996,394    18,245,285     38,048,497    75,930,694     133,090,349
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (3,092,384)   (2,713,770)  (15,771,225)   (26,311,849)  (75,491,327)    (78,133,617)
 Annuity Benefit Payments                   --            --           (41)           (10)       (2,350)         (1,305)
 Transfers Between Subaccounts
   (including fixed account), Net   (1,960,525)    5,109,987   (13,955,380)  (118,962,177)  (37,261,148)   (113,000,007)
 Contract Charges                      (23,864)      (25,081)     (183,874)      (206,798)     (319,938)       (276,503)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                            --            --         1,070            782        (7,593)          2,597
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                        --            --            --             --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (1,575,792)    8,367,530   (11,664,165)  (107,431,555)  (37,151,662)    (58,318,486)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             5,503,390    (9,843,073)      604,059   (236,051,330)  129,869,189    (436,486,204)

NET ASSETS:
Beginning Of Period                 23,507,421    33,350,494   157,636,198    393,687,528   594,890,185   1,031,376,389
                                   ------------------------------------------------------------------------------------
End Of Period                      $29,010,811  $ 23,507,421  $158,240,257  $ 157,636,198  $724,759,374  $  594,890,185
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          VALIC COMPANY II              VALIC COMPANY I             VALIC COMPANY II
                                           MONEY MARKET II           NASDAQ-100 (R) INDEX           AGGRESSIVE GROWTH
                                                FUND                         FUND                    LIFESTYLE FUND
                                     -------------------------------------------------------------------------------------
                                             DIVISION 44                  DIVISION 46                  DIVISION 48
                                     -------------------------------------------------------------------------------------
                                       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008           2009           2008          2009          2008
                                     -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (855,204) $  5,079,828  $   (499,672) $     (565,110) $  1,026,857  $  1,316,043
 Net Realized Gains (Losses) From
   Securities Transactions                     (1)           (1)   (1,401,937)      2,555,162    (6,978,389)   16,312,774
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                           (2)            1    34,614,291     (43,507,378)   28,283,950   (51,243,642)
                                     ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                        (855,207)    5,079,828    32,712,682     (41,517,326)   22,332,418   (33,614,825)
                                     ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              66,543,635   122,992,477     8,490,374       9,257,486    20,536,694    21,633,818
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (71,344,071)  (87,640,532)   (6,708,097)     (8,525,251)   (8,415,176)   (9,268,386)
 Annuity Benefit Payments                (142,570)       (4,081)         (333)           (393)         (126)           --
 Transfers Between Subaccounts
   (including fixed account), Net     (83,902,089)  (63,493,728)   12,950,512      (4,481,617)    1,818,974       500,080
 Contract Charges                        (153,663)     (187,130)      (40,968)        (31,815)     (100,796)      (91,656)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (6,040)          354           624            (392)      (13,818)           --
 Increase (decrease) in Amounts
   Retained in Separate Account A         270,854            --            --              --            --            --
                                     ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (88,733,944)  (28,332,640)   14,692,112      (3,781,982)   13,825,752    12,773,856
                                     ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                              (89,589,151)  (23,252,812)   47,404,794     (45,299,308)   36,158,170   (20,840,969)

NET ASSETS:
Beginning Of Period                   316,618,453   339,871,265    53,683,088      98,982,396    71,096,191    91,937,160
                                     ------------------------------------------------------------------------------------
End Of Period                        $227,029,302  $316,618,453  $101,087,882    $ 53,683,088  $107,254,361  $ 71,096,191
                                     ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY II            VALIC COMPANY II         VANGUARD LIFESTRATEGY
                                            MODERATE GROWTH          CONSERVATIVE GROWTH               GROWTH
                                            LIFESTYLE FUND              LIFESTYLE FUND                  FUND
                                      ----------------------------------------------------------------------------------
                                              DIVISION 49                DIVISION 50                 DIVISION 52
                                      ----------------------------------------------------------------------------------
                                        FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                       YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                      DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2009          2008          2009         2008          2009          2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
   Net Investment Income (Loss)       $  2,447,177  $  2,338,964  $ 1,559,602  $  1,046,154  $  1,282,287  $  1,458,338
   Net Realized Gains (Losses)
     From Securities Transactions       (4,225,766)    2,529,504   (1,433,998)     (200,497)   (1,685,242)    1,972,503
   Net Change In Unrealized
     Appreciation (Depreciation)
     During The Period                  32,405,621   (45,987,499)  10,127,417   (12,248,023)   23,781,613   (53,550,448)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       30,627,032   (41,119,031)  10,253,021   (11,402,366)   23,378,658   (50,119,607)
                                      ---------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
   Payments Received From
     Contract Owners                    28,554,218    37,848,764    9,439,441    11,143,638    18,068,961    24,747,647
   Surrenders Of Accumulation
     Units By Terminations And
     Withdrawals                       (13,007,062)  (13,903,932)  (5,500,763)   (6,541,725)   (9,552,481)  (14,080,576)
   Annuity Benefit Payments                   (367)         (421)          --            --        (5,122)           --
   Transfers Between Subaccounts
     (including fixed account), Net        423,749    (1,594,758)   1,629,371       888,122    (2,836,505)   (3,573,243)
   Contract Charges                       (148,155)     (133,850)     (33,672)      (29,523)      (92,442)      (91,349)
   Adjustments to Net Assets
     Allocated to Contracts in
     Payout Period                            (228)           18           --            --        (3,168)       (2,707)
   Increase (decrease) in Amounts
     Retained in Separate Account
     A                                          --            --           --            --            --            --
                                      ---------------------------------------------------------------------------------
   Net Increase (Decrease) In Net
     Assets From Contract
     Transactions                       15,822,155    22,215,821    5,534,377     5,460,512     5,579,243     6,999,772
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                46,449,187   (18,903,210)  15,787,398    (5,941,854)   28,957,901   (43,119,835)

NET ASSETS:
Beginning Of Period                    118,121,082   137,024,292   49,358,417    55,300,271    95,281,837   138,401,672
                                      ---------------------------------------------------------------------------------
End Of Period                         $164,570,269  $118,121,082  $65,145,815  $ 49,358,417  $124,239,738  $ 95,281,837
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VANGUARD LIFESTRATEGY      VANGUARD LIFESTRATEGY         VALIC COMPANY II
                                           MODERATE GROWTH          CONSERVATIVE GROWTH              CORE BOND
                                                FUND                        FUND                       FUND
                                     ----------------------------------------------------------------------------------
                                             DIVISION 53                DIVISION 54                 DIVISION 58
                                     ----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE      FOR THE       FOR THE       FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         2009          2008          2009         2008          2009          2008
                                     ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $  1,806,870  $  2,416,624  $   860,209  $  1,233,787  $  6,111,177  $  7,125,389
 Net Realized Gains (Losses) From
   Securities Transactions             (1,412,655)    1,170,803   (1,284,473)      100,866    (1,540,274)   (2,407,560)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   21,072,480   (44,804,317)   7,437,291   (13,235,579)   11,826,056   (13,701,659)
                                     ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      21,466,695   (41,216,890)   7,013,027   (11,900,926)   16,396,959    (8,983,830)
                                     ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              19,565,373    26,159,863    7,813,612     9,260,545    11,508,138    16,054,004
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (11,997,188)  (18,535,760)  (6,550,814)   (8,835,400)  (13,574,851)  (19,108,143)
 Annuity Benefit Payments                    (418)         (494)          --            --        (1,389)       (1,727)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,209,044)   (4,924,313)    (357,819)      588,308    13,371,367   (83,238,921)
 Contract Charges                         (79,699)      (72,201)     (26,890)      (20,502)     (106,637)      (85,165)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     (19)           87           --            --           401         1,335
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --            --
                                     ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                         5,279,005     2,627,182      878,089       992,951    11,197,029   (86,378,617)
                                     ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               26,745,700   (38,589,708)   7,891,116   (10,907,975)   27,593,988   (95,362,447)

NET ASSETS:
Beginning Of Period                   111,215,549   149,805,257   45,946,698    56,854,673   108,854,303   204,216,750
                                     ---------------------------------------------------------------------------------
End Of Period                        $137,961,249  $111,215,549  $53,837,814  $ 45,946,698  $136,448,291  $108,854,303
                                     =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                        VALIC COMPANY II            VALIC COMPANY II
                                         STRATEGIC BOND              HIGH YIELD BOND                  ARIEL
                                              FUND                        FUND                         FUND
                                   ------------------------------------------------------------------------------------
                                           DIVISION 59                 DIVISION 60                 DIVISION 68
                                   ------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ 14,348,528  $ 21,772,827  $ 14,841,605  $ 14,732,238  $ (2,161,549) $      91,668
 Net Realized Gains (Losses)
   From Securities Transactions      (5,986,568)   (2,883,290)  (11,867,669)   (5,758,514)  (22,219,731)   (22,109,132)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 56,689,852   (67,698,085)   53,154,819   (72,687,182)  145,998,509   (181,278,964)
                                   -----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    65,051,812   (48,808,548)   56,128,755   (63,713,458)  121,617,229   (203,296,428)
                                   -----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   33,474,247    42,776,183    14,831,230    19,084,976    26,965,760     41,938,395
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (32,811,436)  (33,972,821)  (18,583,057)  (19,638,716)  (22,231,185)   (37,763,123)
 Annuity Benefit Payments               (83,370)      (62,076)       (5,384)         (360)      (21,777)       (36,366)
 Transfers Between Subaccounts
   (including fixed account), Net    16,561,343   (13,722,534)    6,356,221     2,925,736    (2,839,879)   (54,631,253)
 Contract Charges                      (229,823)     (191,463)     (128,271)     (106,209)     (130,338)      (145,474)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (10,758)       (2,767)         (296)       (2,227)        3,192            382
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --             --
                                   -----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      16,900,203    (5,175,478)    2,470,443     2,263,200     1,745,773    (50,637,439)
                                   -----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             81,952,015   (53,984,026)   58,599,198   (61,450,258)  123,363,002   (253,933,867)

NET ASSETS:
Beginning Of Period                 262,516,450   316,500,476   134,156,341   195,606,599   202,690,118    456,623,985
                                   -----------------------------------------------------------------------------------
End Of Period                      $344,468,465  $262,516,450  $192,755,539  $134,156,341  $326,053,120  $ 202,690,118
                                   ===================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                              ARIEL                     LOU HOLLAND                VALIC COMPANY I
                                           APPRECIATION                    GROWTH                  BLUE CHIP GROWTH
                                               FUND                         FUND                         FUND
                                   --------------------------------------------------------------------------------------
                                           DIVISION 69                  DIVISION 70                  DIVISION 72
                                   --------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE       FOR THE        FOR THE        FOR THE
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                       2009           2008          2009          2008           2009           2008
                                   --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $ (1,469,754) $  (1,008,888) $  (309,739) $   (356,025) $   (2,423,364) $  (2,273,046)
 Net Realized Gains (Losses) From
   Securities Transactions          (14,404,223)    14,200,637   (1,009,381)     (585,064)     (6,353,389)       485,643
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                109,811,380   (134,844,115)  13,055,157   (15,858,324)    135,830,633   (157,009,751)
                                   -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    93,937,403   (121,652,366)  11,736,037   (16,799,413)    127,053,880   (158,797,154)
                                   -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                            16,488,426     25,988,106    3,529,061     3,517,249      53,870,563     49,473,229
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                      (18,110,256)   (27,260,326)  (2,432,250)   (4,374,606)    (35,218,969)   (27,634,068)
 Annuity Benefit Payments               (28,345)       (47,626)      (1,170)       (1,421)         (2,025)        (2,614)
 Transfers Between Subaccounts
   (including fixed account), Net    (4,181,150)   (39,821,451)   2,429,460    (1,822,170)     25,979,228    265,952,923
 Contract Charges                       (94,933)      (105,451)     (10,174)       (7,353)       (166,444)      (128,737)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (14,187)         7,158           67            46            (377)         1,010
 Increase (decrease) in Amounts
   Retained in Separate Account A            --             --           --            --              --             --
                                   -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                      (5,940,445)   (41,239,590)   3,514,994    (2,688,255)     44,461,976    287,661,743
                                   -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             87,996,958   (162,891,956)  15,251,031   (19,487,668)    171,515,856    128,864,589

NET ASSETS:
Beginning Of Period                 162,854,679    325,746,635   29,972,614    49,460,282     268,956,763    140,092,174
                                   -------------------------------------------------------------------------------------
End Of Period                      $250,851,637  $ 162,854,679  $45,223,645  $ 29,972,614    $440,472,619  $ 268,956,763
                                   =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I             VALIC COMPANY I             VALIC COMPANY I
                                           HEALTH SCIENCES                  VALUE               BROAD CAP VALUE INCOME
                                                FUND                         FUND                        FUND
                                     -----------------------------------------------------------------------------------
                                             DIVISION 73                 DIVISION 74                 DIVISION 75
                                     -----------------------------------------------------------------------------------
                                       FOR THE       FOR THE       FOR THE        FOR THE       FOR THE      FOR THE
                                      YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                         2009          2008          2009           2008          2009         2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $ (1,431,184) $ (1,742,848) $  1,770,062  $     232,990  $   244,897  $    299,839
 Net Realized Gains (Losses) From
   Securities Transactions             (7,600,395)   16,313,757   (24,875,750)   (14,477,812)  (1,137,702)     (506,700)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   49,538,291   (78,163,379)   60,831,313    (88,494,742)   4,865,080    (9,369,904)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      40,506,712   (63,592,470)   37,725,625   (102,739,564)   3,972,275    (9,576,765)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              13,728,034    19,177,464    22,976,989     37,040,718    1,560,098     2,244,288
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (16,145,036)  (17,769,701)  (11,601,280)   (16,061,016)  (1,614,052)   (2,345,180)
 Annuity Benefit Payments                 (14,845)       (5,396)          (14)            (3)          --            --
 Transfers Between Subaccounts
   (including fixed account), Net      (6,899,681)   (2,761,413)  (42,732,708)   134,889,912     (318,707)   (2,367,535)
 Contract Charges                         (82,089)      (76,636)      (94,307)       (80,064)      (9,066)       (9,552)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                    (894)       (5,307)            3            176           --            --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --            --             --           --            --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (9,414,511)   (1,440,989)  (31,451,317)   155,789,723     (381,727)   (2,477,979)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               31,092,201   (65,033,459)    6,274,308     53,050,159    3,590,548   (12,054,744)

NET ASSETS:
Beginning Of Period                   142,310,561   207,344,020   150,230,113     97,179,954   17,076,778    29,131,522
                                     ----------------------------------------------------------------------------------
End Of Period                        $173,402,762  $142,310,561  $156,504,421  $ 150,230,113  $20,667,326  $ 17,076,778
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I             VALIC COMPANY I              VALIC COMPANY I
                                         LARGE CAP CORE            INFLATION PROTECTED                GROWTH
                                              FUND                        FUND                         FUND
                                   -------------------------------------------------------------------------------------
                                           DIVISION 76                 DIVISION 77                  DIVISION 78
                                   -------------------------------------------------------------------------------------
                                     FOR THE       FOR THE       FOR THE       FOR THE       FOR THE        FOR THE
                                    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                       2009          2008          2009          2008          2009           2008
                                   -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)      $    462,608  $   (184,603) $    103,354  $  5,218,093  $   (217,482) $   (7,668,133)
 Net Realized Gains (Losses)
   From Securities Transactions      (8,323,557)    3,898,517    (1,563,167)   (2,395,552)  (16,209,959)      2,791,228
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 38,506,669   (36,061,571)   14,740,179   (16,893,128)  198,769,265    (386,408,692)
                                   ------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    30,645,720   (32,347,657)   13,280,366   (14,070,587)  182,341,824    (391,285,597)
                                   ------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   13,248,102    11,727,093    15,122,188    14,219,803    39,999,333      58,486,621
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                       (8,437,130)   (7,374,005)  (18,013,557)  (11,859,917)  (52,348,736)    (92,985,905)
 Annuity Benefit Payments               (18,015)           --          (708)       (4,114)      (13,150)        (25,907)
 Transfers Between Subaccounts
   (including fixed account), Net   (20,582,672)   57,647,815    35,077,113   143,197,159   (31,995,798)    (63,408,404)
 Contract Charges                       (74,809)      (78,862)      (77,422)      (40,568)     (292,979)       (331,583)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                         (1,249)           (1)           86           986        (9,484)        (91,873)
 Increase (decrease) in Amounts
   Retained in Separate Account
   A                                         --            --            --            --            --              --
                                   ------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (15,865,773)   61,922,040    32,107,700   145,513,349   (44,660,814)    (98,357,051)
                                   ------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             14,779,947    29,574,383    45,388,066   131,442,762   137,681,010    (489,642,648)

NET ASSETS:
Beginning Of Period                  94,906,829    65,332,446   150,246,706    18,803,944   553,955,888   1,043,598,536
                                   ------------------------------------------------------------------------------------
End Of Period                      $109,686,776  $ 94,906,829  $195,634,772  $150,246,706  $691,636,898  $  553,955,888
                                   ====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I                  SUNAMERICA                   SUNAMERICA
                                      LARGE CAPITAL GROWTH FUND         2010 HIGH WATERMARK          2015 HIGH WATERMARK
                                                 FUND                          FUND                         FUND
                                     --------------------------------------------------------------------------------------
                                             DIVISION 79                 DIVISION 80/(1)/                DIVISION 81
                                     --------------------------------------------------------------------------------------
                                       FOR THE        FOR THE       FOR THE      FOR THE PERIOD     FOR THE      FOR THE
                                      YEAR ENDED     YEAR ENDED    YEAR ENDED  JANUARY 1, 2008 TO  YEAR ENDED   YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,  DECEMBER 31,     APRIL 21,      DECEMBER 31, DECEMBER 31,
                                         2009           2008          2009            2008            2009         2008
                                     --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   (430,690) $  (3,209,760)     $--         $   (102,566)   $   171,530  $   213,118
 Net Realized Gains (Losses) From
   Securities Transactions             (9,760,126)    11,006,918       --              (92,649)      (639,931)    (638,150)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   96,841,713   (217,248,242)      --              625,248        (11,557)  (1,205,095)
                                     -------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      86,650,897   (209,451,084)      --              430,033       (479,958)  (1,630,127)
                                     -------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              21,082,326     29,831,363       --              593,608      2,068,663    3,098,704
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (28,675,670)   (51,611,140)      --           (1,168,432)    (2,566,498)  (2,798,472)
 Annuity Benefit Payments                 (23,200)        (6,573)      --                   --             --           --
 Transfers Between Subaccounts
   (including fixed account), Net     (16,785,745)   (33,248,091)      --          (26,757,122)      (265,106)   3,338,974
 Contract Charges                        (166,823)      (187,993)      --               (3,002)       (12,634)     (11,622)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                  (2,838)        (3,364)      --                   --             --           --
 Increase (decrease) in Amounts
   Retained in Separate Account A              --             --       --                   --             --           --
                                     -------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                       (24,571,950)   (55,225,798)      --          (27,334,948)      (775,575)   3,627,584
                                     -------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               62,078,947   (264,676,882)      --          (26,904,915)    (1,255,533)   1,997,457

NET ASSETS:
Beginning Of Period                   310,714,644    575,391,526       --           26,904,915     29,104,730   27,107,273
                                     -------------------------------------------------------------------------------------
End Of Period                        $372,793,591  $ 310,714,644      $--         $         --    $27,849,197  $29,104,730
                                     =====================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                          AIG SUNAMERICA             VALIC COMPANY I              VALIC COMPANY I
                                        2020 HIGH WATERMARK      MID CAP STRATEGIC GROWTH     SMALL CAP SPECIAL VALUES
                                               FUND                        FUND                         FUND
                                     -----------------------------------------------------------------------------------
                                            DIVISION 82                DIVISION 83                  DIVISION 84
                                     -----------------------------------------------------------------------------------
                                       FOR THE      FOR THE      FOR THE        FOR THE       FOR THE        FOR THE
                                      YEAR ENDED   YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                     DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                         2009         2008         2009           2008          2009           2008
                                     -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)        $   111,047  $   122,877  $   (697,511) $  (2,844,475) $  1,486,860  $     295,558
 Net Realized Gains (Losses) From
   Securities Transactions              (760,720)    (530,196)  (13,627,251)    28,261,811   (14,046,262)    (8,208,251)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                    (240,947)  (1,982,778)   92,958,452   (205,033,930)   55,443,526    (82,977,682)
                                     ----------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                       (890,620)  (2,390,097)   78,633,690   (179,616,594)   42,884,124    (90,890,375)
                                     ----------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                              1,511,104    1,772,953    17,757,630     26,391,487    15,979,340     26,326,925
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                        (1,287,396)    (663,878)  (17,741,437)   (30,353,814)  (14,869,515)   (24,045,307)
 Annuity Benefit Payments                     --           --        (2,564)        (7,266)      (13,317)       (19,273)
 Transfers Between Subaccounts
   (including fixed account), Net        838,482      231,462    (7,244,797)   (28,718,225)  (11,574,099)   (41,653,749)
 Contract Charges                         (6,861)      (6,223)     (131,708)      (143,090)      (74,941)       (84,494)
 Adjustments to Net Assets
   Allocated to Contracts in Payout
   Period                                     --           --          (107)       (21,270)       (5,561)           662
 Increase (decrease) in Amounts
   Retained in Separate Account A             --           --            --             --            --             --
                                     ----------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        1,055,329    1,334,314    (7,362,983)   (32,852,178)  (10,558,093)   (39,475,236)
                                     ----------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                                 164,709   (1,055,783)   71,270,707   (212,468,772)   32,326,031   (130,365,611)

NET ASSETS:
Beginning Of Period                   11,877,277   12,933,060   181,334,167    393,802,939   151,760,052    282,125,663
                                     ----------------------------------------------------------------------------------
End Of Period                        $12,041,986  $11,877,277  $252,604,874  $ 181,334,167  $184,086,083  $ 151,760,052
                                     ==================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                           VALIC COMPANY I            VALIC COMPANY I             VALIC COMPANY I
                                              SMALL MID             SMALL CAP AGGRESSIVE           GLOBAL EQUITY
                                             GROWTH FUND                GROWTH FUND                     FUND
                                      ----------------------------------------------------------------------------------
                                             DIVISION 85                DIVISION 86                 DIVISION 87
                                      ----------------------------------------------------------------------------------
                                        FOR THE      FOR THE       FOR THE      FOR THE       FOR THE        FOR THE
                                       YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                      DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                          2009         2008          2009         2008          2009           2008
                                      ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
 Net Investment Income (Loss)         $  (566,498) $   (884,461) $  (472,557) $   (522,292) $ (1,209,969) $     807,804
 Net Realized Gains (Losses) From
   Securities Transactions             (4,221,755)     (960,788)  (2,753,711)    3,461,201   (22,828,866)    12,432,997
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                   31,658,154   (47,119,796)  24,209,015   (30,548,051)   79,123,902   (205,267,739)
                                      ---------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                      26,869,901   (48,965,045)  20,982,747   (27,609,142)   55,085,067   (192,026,938)
                                      ---------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From Contract
   Owners                               8,082,880    12,001,128    6,058,176     7,701,381    17,327,711     26,463,931
 Surrenders Of Accumulation Units
   By Terminations And
   Withdrawals                         (7,243,604)  (11,744,723)  (4,708,202)   (5,689,802)  (19,674,805)   (39,909,426)
 Annuity Benefit Payments                    (347)         (429)        (297)       (1,555)      (87,072)        (8,511)
 Transfers Between Subaccounts
   (including fixed account), Net      (2,232,945)  (12,145,076)   9,072,341    (6,795,433)  (12,503,768)   (30,497,388)
 Contract Charges                         (36,972)      (39,821)     (32,866)      (27,059)     (113,896)      (129,295)
 Adjustments to Net Assets Allocated
   to Contracts in Payout Period             (290)         (261)        (959)           65       (17,220)       (10,985)
 Increase (decrease) in Amounts
   Retained in Separate Account A              --            --           --            --            --             --
                                      ---------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                        (1,431,278)  (11,929,182)  10,388,193    (4,812,403)  (15,069,050)   (44,091,674)
                                      ---------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                               25,438,623   (60,894,227)  31,370,940   (32,421,545)   40,016,017   (236,118,612)

NET ASSETS:
Beginning Of Period                    69,894,514   130,788,741   37,921,937    70,343,482   208,394,072    444,512,684
                                      ---------------------------------------------------------------------------------
End Of Period                         $95,333,137  $ 69,894,514  $69,292,877  $ 37,921,937  $248,410,089  $ 208,394,072
                                      =================================================================================

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                         VALIC COMPANY I               VALIC COMPANY I               VALIC COMPANY I
                                         GLOBAL STRATEGY                FOREIGN VALUE              GLOBAL REAL ESTATE
                                               FUND                         FUND                          FUND
                                   ----------------------------------------------------------------------------------------
                                           DIVISION 88                   DIVISION 89                DIVISION 101/(2)/
                                   ----------------------------------------------------------------------------------------
                                     FOR THE        FOR THE       FOR THE        FOR THE        FOR THE     FOR THE PERIOD
                                    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    MARCH 7, 2008
                                   DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,  TO DECEMBER 31,
                                       2009           2008          2009           2008           2009           2008
                                   ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
 Net Investment Income (Loss)      $ 33,529,086  $  21,460,688  $ 12,709,450  $   20,236,957  $ 25,335,314   $  2,405,855
 Net Realized Gains (Losses)
   From Securities Transactions     (11,654,556)    11,494,071   (44,059,233)     63,172,595    (5,405,762)    (1,902,634)
 Net Change In Unrealized
   Appreciation (Depreciation)
   During The Period                 53,118,209   (141,703,510)  287,030,737    (542,195,426)   46,966,841    (22,649,276)
                                   ---------------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
  From Operations                    74,992,739   (108,748,751)  255,680,954    (458,785,874)   66,896,393    (22,146,055)
                                   ---------------------------------------------------------------------------------------

CONTRACT TRANSACTIONS:
 Payments Received From
   Contract Owners                   26,039,993     36,471,913    64,585,583      86,462,810    29,463,101      7,335,362
 Surrenders Of Accumulation
   Units By Terminations And
   Withdrawals                      (39,734,711)   (44,474,459)  (66,671,921)    (88,359,213)  (22,316,374)    (2,431,295)
 Annuity Benefit Payments               (53,596)       (76,598)      (12,042)        (10,532)           --             --
 Transfers Between Subaccounts
   (including fixed account),
   Net                              (21,519,401)   (21,700,668)  (10,010,221)   (107,361,070)      688,620    203,071,126
 Contract Charges                      (200,300)      (180,640)     (372,680)       (357,426)      (67,306)       (17,244)
 Adjustments to Net Assets
   Allocated to Contracts in
   Payout Period                        (22,150)       (13,468)       (2,651)         (8,162)           --             --
 Increase (decrease) in Amounts
   Retained in Separate
   Account A                                 --             --            --              --            --     10,000,000
                                   ---------------------------------------------------------------------------------------
 Net Increase (Decrease) In Net
   Assets From Contract
   Transactions                     (35,490,165)   (29,973,920)  (12,483,932)   (109,633,593)    7,768,041    217,957,949
                                   ---------------------------------------------------------------------------------------
Total Increase (Decrease) In Net
  Assets                             39,502,574   (138,722,671)  243,197,022    (568,419,467)   74,664,434    195,811,894

NET ASSETS:
Beginning Of Period                 369,848,567    508,571,238   567,315,908   1,135,735,375   195,811,894             --
                                   ---------------------------------------------------------------------------------------
End Of Period                      $409,351,141  $ 369,848,567  $810,512,930  $  567,315,908  $270,476,328   $195,811,894
                                   =======================================================================================

--------
/(1)/Fund closed April 21, 2008.
/(2)/Fund commenced operations on March 7, 2008.

  The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

  The Variable Annuity Life Insurance Company Separate Account A (the "Separate Account") is a segregated investment account that was established by The Variable Annuity Life Insurance Company ("VALIC") to fund variable annuity insurance contracts issued by VALIC. VALIC is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement savings and asset management. The Separate Account is registered with the Securities and Exchange Commission as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

  The Separate Account includes the following variable annuity products:
  Portfolio Director, Group Unit Purchase, IMPACT, Independence Plus, and Potentia.

  The Separate Account contracts are sold primarily by VALIC's exclusive sales force. The distributor of these contracts is American General Distributors, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

  VALIC serves as the investment adviser to the VALIC Company I and II Series (formerly AIG Retirement Company I and II). Effective May 1, 2009, AIG Retirement Company I and II changed their names to VALIC Company I and II. VALIC also serves as the transfer agent and accounting services agent to the VALIC Company I and II Series. AIG Global Investment Corporation ("AIGGIC") and SunAmerica Asset Management Corporation ("SAAMCO"), each an affiliate of VALIC, serve as investment sub-advisers to certain underlying mutual funds of each series. Third-party portfolio managers manage the remaining mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

  Effective March 7, 2008, the VALIC Company I Real Estate Fund commenced operations. The SunAmerica 2010 High Watermark Fund was closed effective April 21, 2008. Effective February 27, 2009, the AIG SunAmerica 2015 High Watermark Fund and the AIG SunAmerica 2020 High Watermark Fund changed their names to the SunAmerica 2015 High Watermark Fund and the SunAmerica 2020 High Watermark Fund, respectively.

  The Separate Account is comprised of sixty five sub-accounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in the Funds listed below.

 VALIC COMPANY I FUNDS

 Capital Conservation Fund (Division 1 Nasdaq-100(R) Index Fund (Division 46) and 7)
 Money Market I Fund (Division 2 and 6) Blue Chip Growth Fund (Division 72)
 Mid Cap Index Fund (Division 4)        Health Sciences Fund (Division 73)
 Asset Allocation Fund (Division 5)     Value Fund (Division 74)
 Government Securities Fund (Division   Broad Cap Value Income Fund (Division
 8)                                     75)
 Stock Index Fund (Divisions 10A, B,    Large Cap Core Fund (Division 76)
 C, and D)
 International Equities Fund (Division  Inflation Protected Fund (Division 77)
 11)
 Global Social Awareness Fund           Growth Fund (Division 78)
 (Division 12)
 International Government Bond Fund     Large Capital Growth Fund (Division
 (Division 13)                          79)
 Small Cap Index Fund (Division 14)     Mid Cap Strategic Growth Fund
                                        (Division 83)
 Core Equity Fund (Division 15)         Small Cap Special Values Fund
                                        (Division 84)
 Growth & Income Fund (Division 16)     Small Mid Growth Fund (Division 85)
 Science & Technology Fund (Division    Small Cap Aggressive Growth Fund
 17)                                    (Division 86)
 Small Cap Fund (Division 18)           Global Equity Fund (Division 87)
 International Growth I Fund (Division  Global Strategy Fund (Division 88)
 20)
 Core Value Fund (Division 21)          Foreign Value Fund (Division 89)
                                        Global Real Estate Fund (Division 101)

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION (CONTINUED)

 VALIC COMPANY II FUNDS

 International Small Cap Equity Fund
 (Division 33)                          Money Market II Fund (Division 44)
 Small Cap Growth Fund (Division 35)    Aggressive Growth Lifestyle Fund
                                        (Division 48)
 Small Cap Value Fund (Division 36)     Moderate Growth Lifestyle Fund
                                        (Division 49)
 Mid Cap Growth Fund (Division 37)      Conservative Growth Lifestyle Fund
                                        (Division 50)
 Mid Cap Value Fund (Division 38)       Core Bond Fund (Division 58)
 Capital Appreciation Fund (Division
 39)                                    Strategic Bond Fund (Division 59)
 Large Cap Value Fund (Division 40)     High Yield Bond Fund (Division 60)
 Socially Responsible Fund (Division
 41)

 OTHER FUNDS
 Vanguard Long-Term Investment-Grade
 Fund (Division 22)                     Ariel Fund (Division 68)
 Vanguard Long-Term Treasury Fund
 (Division 23)                          Ariel Appreciation Fund (Division 69)
 Vanguard Windsor II Fund (Division 24) Lou Holland Growth Fund (Division 70) Vanguard Wellington Fund (Division 25) SunAmerica 2015 High Watermark Fund
                                        (Division 81)
 Vanguard LifeStrategy Growth Fund      SunAmerica 2020 High Watermark Fund
 (Division 52)                          (Division 82)
 Vanguard LifeStrategy Moderate Growth
 Fund (Division 53)
 Vanguard LifeStrategy Conservative
 Growth Fund (Division 54)

  The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC.

  In addition to the sixty five divisions above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC's general account. Contract owners should refer to the Portfolio Director prospectus, Group Unit Purchase prospectus, IMPACT prospectus, Independence Plus prospectus, and/or the Potentia prospectus for a complete description of the available Funds and fixed account.

  Net premiums from the contracts are allocated to the divisions and invested in the Funds in accordance with contract owner instructions and are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

  USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principals general accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

  INVESTMENT VALUATION: Investments in the Funds are valued at the net asset value per share at the close of each business day as reported by each Fund, which value their securities at fair value.

  INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME: Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale. The cost basis to calculate the realized gains and losses is determined by recording purchases and subsequent sales on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

  RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: Participants are able to elect assumed interest rates between 3.0% and 6.0% in determining annuity payments. Reserves are calculated according to the 1983(a) Individual Mortality Table, the Annuity 2000 Mortality Table, and the 1994 Group Annuity Reserve Mortality Table, depending on the calendar year of annuitization.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to VALIC. VALIC received a net mortality transfer from the Separate Account of $913,414 and $393,257 for the years ended December 31, 2009 and 2008, respectively.

  ACCUMULATION UNITS: Accumulation units are the basic valuation unit of a deferred variable annuity. Such units are valued daily to reflect investment performance and the prorated daily deduction for mortality and expense risk charges, net of any applicable expense reimbursements. VALIC offers both standard and enhanced contracts, which have different mortality and expense risk charges.

  FEDERAL INCOME TAXES: VALIC qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of VALIC and are not taxed separately. Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

  RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an effect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

  Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

  Level 1-- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

  Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

  Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

  The Separate Account assets measured at fair value as of December 31, 2009 consist of investments registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2009, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2009, is presented.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS

  Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

  MORTALITY AND EXPENSE RISK CHARGE: Deductions for mortality and expense risks assumed by VALIC are calculated daily, at an annual rate, on the average daily net asset value of the underlying Funds comprising the divisions attributable to the contract owners and are paid to VALIC. The mortality and expense risk charges for each division is shown in the table below. The charges range from 0.21% to 1.45% based on the average daily net asset value of each division. The exact rate depends on the particular product issued and the division selected. This charge is guaranteed and cannot be increased by VALIC. The mortality and expense risk charges are to compensate VALIC for assuming mortality and expense risks under the contract. The mortality risk that VALIC assumes is the obligation to provide payments during the payout period for the life of the contract, no matter how long that might be. In addition, VALIC assumes the obligation to pay during the purchase period a death benefit. The expense risk is VALIC's obligation to cover the cost of issuing and administering the contract, no matter how large the cost may be. These charges are included on the mortality and expense risk charge line of the Statement of Operations.

 DIVISIONS                               RISK CHARGES
 -------------------------------------------------------------------------------
 10B                                     0.85% on the first $10 million
                                         0.425% on the next $90 million
                                         0.21% on the excess over $100 million
 -------------------------------------------------------------------------------
 1, 2, 4 through 8, 10A, 10C, 10D, 11    0.40% - 1.00%
 through 18, 20, 21, 30, 33, 35
 through 41, 44 through 46, 48 through
 50, 58 through 60, 72 through 80, 83
 through 101
 -------------------------------------------------------------------------------
 19, 22 through 28, 31, 32, 47, 52       0.65% - 1.25%
 through 57, 61 through 71, 81, 82
 -------------------------------------------------------------------------------
 Potentia Product                        0.95% - 1.45%
 4, 6, 10C, 12, 14, 16, 17, 26 through
 28, 31, 35, 39, 47 through 50, 58,
 59, 78, 79, 83, 87
 -------------------------------------------------------------------------------
 Mortality and expense risk charges of the Separate Account's divisions' 10A and 10B (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

 DIVISIONS                               EXPENSE LIMITATIONS
 -------------------------------------------------------------------------------
 10A                                     1.4157% on the first $359,065,787
                                         1.36% on the next $40,934,213
                                         1.32% on the excess over $400 million
 -------------------------------------------------------------------------------
 10B                                     0.6966% on the first $25,434,267
                                         0.50% on the first $74,565,733
                                         0.25% on the excess over $100 million
 -------------------------------------------------------------------------------

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CHARGES AND DEDUCTIONS (CONTINUED)

  SEPARATE ACCOUNT EXPENSE REIMBURSEMENTS OR CREDITS: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the division investing in that Fund. In addition, VALIC currently reimburses or credits certain divisions a portion of VALIC's mortality and expense risk charges, as shown in the table above. The reimbursements are included on the reimbursement of expenses line of the Statement of Operations. Such crediting arrangements are voluntary, and may be changed by VALIC at any time. The expense reimbursements are credited at the annual rates shown below.

 DIVISIONS                              EXPENSE REDUCTION
 -----------------------------------------------------------------------------
 22, 23, 26 through 28, 32, 33, 35      0.25%
 through 41, 44, 47 through 50, 55
 through 71
 -----------------------------------------------------------------------------
 31                                     0.21%
 -----------------------------------------------------------------------------

  ACCOUNT MAINTENANCE CHARGE: An account maintenance charge of $3.75 is assessed on each contract (except those relating to divisions 10A and 10B, contracts within division 10D are assessed a $30 annual maintenance charge) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. The account maintenance charge is to reimburse VALIC for administrative expenses for establishing and maintaining the record keeping for the divisions. Account maintenance charges for all divisions in the Separate Account totaled $4,684,693 and $5,434,575 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  SURRENDER CHARGE: When money is withdrawn from a participant's account, a surrender charge may be deducted from the amount withdrawn. VALIC received surrender charges of $6,622,721 and $6,485,093 for the years ended
  December 31, 2009 and 2008, respectively. The surrender charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the surrenders of accumulation units by termination and withdrawal line of the Statement of Changes in Net Assets.

  SALES AND ADMINISTRATIVE CHARGE: Certain purchase payments into divisions 10A and 10B are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payment received. VALIC received $7,051 and $279 for the year ended December 31, 2009, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. VALIC received $9,472 and $287 for the year ended December 31, 2008, in sales and administrative charges on variable annuity purchase payments for divisions 10A and 10B, respectively. The sales and administrative charges are paid by redemption of units outstanding and represent the sum of all divisions presented in the Separate Account. These charges are included as part of the purchase payments line of the Statement of Changes in Net Assets.

  PREMIUM TAX CHARGE: Taxes on purchase payments are imposed by some states, cities, and towns. The rate will range from 0% to 3.5%. If the law of the state, city, or town requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin.

  GUARANTEED MINIMUM WITHDRAWAL CHARGE: An optional annualized fee percentage of 0.65% for a guaranteed minimum withdrawal benefit ("GMWB") charge may be assessed on certain contracts based on eligible purchase payments made into the contract (called the "Benefit Base"). The fee is deducted quarterly and is calculated as a percentage of the Benefit Base on the date the fee is deducted. The GMWB charges for all divisions in the Separate Account totaled $6,216,007 and $5,292,677 for the years ended December 31, 2009 and 2008, respectively. These charges are paid by redemption of units outstanding and are included as part of the contract charges line of the Statement of Changes in Net Assets.

  OTHER MATTERS RELATED TO SEPARATE ACCOUNT CHARGES: Capital surplus (which represents VALIC's investment in the Separate Account) amounts reflected in the statements of net assets for Divisions 44, 75, 77 and 101 and are not subject to contract owner charges since they do not represent reserves for annuity contracts issued.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2009 consist of the following:

                                                                  COST OF     PROCEEDS FROM
                  UNDERLYING FUND                    DIVISION SHARES ACQUIRED  SHARES SOLD
--------------------------------------------------------------------------------------------
VALIC Company I Capital Conservation Fund               1     $      301,007  $      588,603
VALIC Company I Money Market I Fund                     7         88,290,274      86,927,196
VALIC Company I Mid Cap Index Fund                      2            262,176         543,199
VALIC Company I Asset Allocation Fund                   6        378,130,079     446,605,299
VALIC Company I Money Market I Fund                     4      1,050,420,890   1,071,466,717
VALIC Company I Capital Conservation Fund               5         57,528,429      62,325,754
VALIC Company I Government Securities Fund              8        120,626,406     146,960,901
VALIC Company I Stock Index Fund                       10A         1,280,510      16,897,766
VALIC Company I Stock Index Fund                       10B            48,026       1,800,619
VALIC Company I Stock Index Fund                       10C     1,620,498,865   1,498,513,506
VALIC Company I Stock Index Fund                       10D           197,812       1,707,337
VALIC Company I International Equities Fund            11        458,178,176     442,089,280
VALIC Company I Global Social Awareness Fund           12        195,804,422     274,806,840
VALIC Company I International Government Bond Fund     13        130,842,058     143,103,572
VALIC Company I Small Cap Index Fund                   14        431,489,155     446,510,231
VALIC Company I Core Equity Fund                       15        169,614,268     188,068,138
VALIC Company I Growth & Income Fund                   16         61,717,956      67,255,818
VALIC Company I Science & Technology Fund              17        368,159,820     389,123,466
VALIC Company I Small Cap Fund                         18        192,798,378     216,113,905
VALIC Company I International Growth I Fund            20        370,440,949     371,452,311
VALIC Company I Core Value Fund                        21         78,075,065      78,981,750
Vanguard Long-Term Investment-Grade Fund               22        125,495,280     119,835,779
Vanguard Long-Term Treasury Fund                       23        331,988,012     391,844,781
Vanguard Windsor II Fund                               24        841,069,743     794,523,787
Vanguard Wellington Fund                               25        827,176,102     865,813,723
VALIC Company II International Small Cap Equity        33        348,233,372     379,553,854
VALIC Company II Small Cap Growth Fund                 35         27,073,576      24,574,430
VALIC Company II Small Cap Value Fund                  36        225,739,257     163,427,867
VALIC Company II Mid Cap Growth Fund                   37        100,910,238     105,218,467
VALIC Company II Mid Cap Value Fund                    38        281,663,280     303,324,591
VALIC Company II Capital Appreciation Fund             39         20,356,584      21,785,959
VALIC Company II Large Cap Value Fund                  40        112,094,571     121,467,070
VALIC Company II Socially Responsible Fund             41        408,951,280     438,155,298
VALIC Company II Money Market II Fund                  44        260,578,665     349,957,118
VALIC Company I Nasdaq-100(R) Index Fund               46         61,198,162      47,069,973
VALIC Company II Aggressive Growth Lifestyle Fund      48         69,141,972      54,262,912
VALIC Company II Moderate Growth Lifestyle Fund        49        106,296,206      88,021,004
VALIC Company II Conservative Growth Lifestyle Fund    50         49,711,062      42,601,079
Vanguard LifeStrategy Growth Fund                      52         68,002,002      61,143,957
Vanguard LifeStrategy Moderate Growth Fund             53         80,306,579      73,384,693

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                               COST OF     PROCEEDS FROM
                UNDERLYING FUND                   DIVISION SHARES ACQUIRED  SHARES SOLD
----------------------------------------------------------------------------------------
Vanguard LifeStrategy Conservative Growth Fund      54        35,871,981     34,136,973
VALIC Company II Core Bond Fund                     58       100,095,651     82,785,211
VALIC Company II Strategic Bond Fund                59       229,689,589    198,488,972
VALIC Company II High Yield Bond Fund               60       140,640,197    123,286,536
Ariel Fund                                          68       137,482,679    137,834,556
Ariel Appreciation Fund                             69       104,795,482    112,213,832
Lou Holland Growth Fund                             70        32,427,372     29,143,804
VALIC Company I Blue Chip Growth Fund               72       267,531,256    224,215,241
VALIC Company I Health Sciences Fund                73       112,496,424    123,193,531
VALIC Company I Value Fund                          74       121,902,326    151,591,453
VALIC Company I Broad Cap Value Income Fund         75        11,430,184     11,549,310
VALIC Company I Large Cap Core Fund                 76        73,087,285     88,458,611
VALIC Company I Inflation Protected Fund            77       143,655,925    111,303,011
VALIC Company I Growth Fund                         78       358,531,791    402,863,014
VALIC Company I Large Capital Growth Fund           79       205,537,367    230,371,702
SunAmerica 2015 High Watermark Fund                 81        23,756,108     24,360,168
SunAmerica 2020 High Watermark Fund                 82        12,315,981     11,149,475
VALIC Company I Mid Cap Strategic Growth Fund       83       131,052,985    139,044,928
VALIC Company I Small Cap Special Values Fund       84       103,500,650    112,380,516
VALIC Company I Small Mid Growth Fund               85        50,782,372     52,747,646
VALIC Company I Small Cap Aggressive Growth Fund    86        40,269,025     30,352,520
VALIC Company I Global Equity Fund                  87       135,973,130    152,075,893
VALIC Company I Global Strategy Fund                88       309,371,209    310,829,440
VALIC Company I Foreign Value Fund                  89       432,682,707    431,516,210
VALIC Company I Global Real Estate Fund             101      161,084,529    127,756,506

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I          VALIC COMPANY I
                                           CAPITAL CONSERVATION    CAPITAL CONSERVATION       MONEY MARKET I
                                                   FUND                    FUND                    FUND
                                         -------------------------------------------------------------------------
                                                DIVISION 1              DIVISION 7              DIVISION 2
                                         -------------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/  1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         ------------------------------------------------------------------------
Accumulation Unit Value                                5.4765127                3.0668041               3.0155952
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,165,949               95,294,792               1,067,091
                                         ========================================================================

Accumulation Units Issued                                 11,888               21,679,901                  86,416
Accumulation Units Redeemed                             (107,687)            (22,980,893)                (175,137)
                                         ------------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      (95,799)             (1,300,993)                 (88,721)
Beginning Accumulation Units
  Outstanding                                            491,373               32,378,330                 442,634
                                         ------------------------------------------------------------------------
Ending Accumulation Units Outstanding                    395,575               31,077,337                 353,912
                                         ========================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.80% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.2132933
Net Assets Attributable to Accumulation
  Units Outstanding                                                            20,340,542
                                                                  =======================

Accumulation Units Issued                                                       7,334,478
Accumulation Units Redeemed                                                   (7,134,716)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                               199,762
Beginning Accumulation Units
  Outstanding                                                                   6,130,802
                                                                  -----------------------
Ending Accumulation Units Outstanding                                           6,330,564
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.60% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         3.3715519
Net Assets Attributable to Accumulation
  Units Outstanding                                                               977,279
                                                                  =======================

Accumulation Units Issued                                                         146,478
Accumulation Units Redeemed                                                     (182,081)
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                              (35,602)
Beginning Accumulation Units
  Outstanding                                                                     325,510
                                                                  -----------------------
Ending Accumulation Units Outstanding                                             289,907
                                                                  =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                       0.40% /(2)/
                                                                  -----------------------
Accumulation Unit Value                                                         1.0726135
Net Assets Attributable to Accumulation
  Units Outstanding                                                                    --
                                                                  =======================

Accumulation Units Issued                                                              --
Accumulation Units Redeemed                                                            --
                                                                  -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                    --
Beginning Accumulation Units
  Outstanding                                                                          --
                                                                  -----------------------
Ending Accumulation Units Outstanding                                                  --
                                                                  =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             MONEY MARKET I           MID CAP INDEX         ASSET ALLOCATION
                                                  FUND                    FUND                    FUND
                                         ----------------------- ----------------------- -----------------------
                                               DIVISION 6              DIVISION 4              DIVISION 5
                                         ----------------------- ----------------------- -----------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    1.45% /(1)/             1.45% /(1)/ 1.00% /(2) (3) (4) (5)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0713794               1.3166779               4.9250632
Net Assets Attributable to Accumulation
  Units Outstanding                                      217,654                  96,273             114,943,962
                                         ======================= ======================= =======================
Accumulation Units Issued                                226,655                  23,089              10,993,417
Accumulation Units Redeemed                            (380,793)                (10,242)            (13,246,919)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (154,138)                  12,847             (2,253,502)
Beginning Accumulation Units
  Outstanding                                            357,292                  60,271              25,594,227
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                    203,154                  73,118              23,340,724
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/             0.80% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.1292802               9.2475114               5.1804785
Net Assets Attributable to Accumulation
  Units Outstanding                                  327,490,833           1,622,782,968              13,687,985
                                         ======================= ======================= =======================
Accumulation Units Issued                            128,495,867             114,866,593               2,622,568
Accumulation Units Redeemed                        (153,750,067)           (127,251,833)             (2,209,315)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (25,254,200)            (12,385,240)                 413,253
Beginning Accumulation Units
  Outstanding                                        179,084,738             187,891,321               2,229,129
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                153,830,538             175,506,081               2,642,382
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.95% /(1)/             0.95% /(1)/             0.60% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                1.0958046               1.4996497               5.4609620
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                 181,760
                                         ======================= ======================= =======================
Accumulation Units Issued                                     --                      --                  29,653
Accumulation Units Redeemed                                   --                      --                (39,446)
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                 (9,792)
Beginning Accumulation Units
  Outstanding                                                 --                      --                  43,079
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                         --                      --                  33,286
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.80% /(2)/             0.80% /(2)/             0.40% /(2)/
                                         ----------------------- ----------------------- -----------------------
Accumulation Unit Value                                2.2315917               9.7424776               0.9251412
Net Assets Attributable to Accumulation
  Units Outstanding                                   85,991,135             376,448,446                      --
                                         ======================= ======================= =======================
Accumulation Units Issued                             41,098,674              32,613,781                      --
Accumulation Units Redeemed                         (44,542,768)            (31,344,868)                      --
                                         ----------------------- ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,444,094)               1,268,914                      --
Beginning Accumulation Units
  Outstanding                                         41,978,622              37,372,986                      --
                                         ----------------------- ----------------------- -----------------------
Ending Accumulation Units Outstanding                 38,534,528              38,641,900                      --
                                         ======================= ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.60% /(2)/             0.60% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                2.3413631              10.2887753
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,546,996              11,790,581
                                         ======================= =======================
Accumulation Units Issued                              3,061,085                 826,320
Accumulation Units Redeemed                          (4,042,154)             (1,064,867)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (981,069)               (238,547)
Beginning Accumulation Units
  Outstanding                                          3,350,461               1,384,721
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  2,369,391               1,146,174
                                         ======================= =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                    0.40% /(2)/             0.40% /(2)/
                                         ----------------------- -----------------------
Accumulation Unit Value                                1.0233601               0.8193502
Net Assets Attributable to Accumulation
  Units Outstanding                                    9,215,035              14,797,980
                                         ======================= =======================
Accumulation Units Issued                              3,503,837               2,604,870
Accumulation Units Redeemed                          (4,607,222)             (2,608,024)
                                         ----------------------- -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,103,385)                 (3,153)
Beginning Accumulation Units
  Outstanding                                         10,108,070              18,063,782
                                         ----------------------- -----------------------
Ending Accumulation Units Outstanding                  9,004,685              18,060,629
                                         ======================= =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I     VALIC COMPANY I
                                          GOVERNMENT SECURITIES        STOCK INDEX         STOCK INDEX
                                                  FUND                    FUND                FUND
                                         ----------------------- ----------------------- ---------------
                                               DIVISION 8             DIVISION 10A        DIVISION 10B
                                         ----------------------- ----------------------- ---------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  0.6252% /(3)/
Accumulation Unit Value                                3.1246747              21.3415330     36.5192126
Net Assets Attributable to Accumulation
 Units Outstanding                                    99,270,373             116,009,946     10,318,859
                                         ===============================================================
Accumulation Units Issued                             27,180,396                  75,625          1,087
Accumulation Units Redeemed                         (36,059,557)               (861,382)       (60,423)
                                         ---------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (8,879,160)               (785,757)       (59,335)
Beginning Accumulation Units
 Outstanding                                          40,652,547               6,221,689        342,835
                                         ---------------------------------------------------------------
Ending Accumulation Units Outstanding                 31,773,386               5,435,932        283,500
                                         ===============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.80% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.2739458
Net Assets Attributable to Accumulation
 Units Outstanding                                    22,700,430
                                         =======================
Accumulation Units Issued                              8,840,046
Accumulation Units Redeemed                          (9,410,529)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (570,483)
Beginning Accumulation Units
 Outstanding                                           7,504,411
                                         -----------------------
Ending Accumulation Units Outstanding                  6,933,928
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                3.4351222
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,065,981
                                         =======================
Accumulation Units Issued                                393,643
Accumulation Units Redeemed                            (377,827)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                        15,816
Beginning Accumulation Units
 Outstanding                                             294,595
                                         -----------------------
Ending Accumulation Units Outstanding                    310,411
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0768502
Net Assets Attributable to Accumulation
 Units Outstanding                                            --
                                         =======================
Accumulation Units Issued                                     --
Accumulation Units Redeemed                                   --
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --
Beginning Accumulation Units
 Outstanding                                                  --
                                         -----------------------
Ending Accumulation Units Outstanding                         --
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               STOCK INDEX             STOCK INDEX       INTERNATIONAL EQUITIES
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 10C            DIVISION 10D            DIVISION 11
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               1.45% /(1)/       1.00%/ (2) (3) (4) (5)/ 1.00%/ (2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8470481               8.0286308               1.5479283
Net Assets Attributable to Accumulation
 Units Outstanding                                        29,501              14,062,738             682,111,694
                                         =======================================================================
Accumulation Units Issued                                 40,460                  30,477             299,034,686
Accumulation Units Redeemed                             (33,702)               (249,242)           (301,313,776)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                         6,758               (218,766)             (2,279,090)
Beginning Accumulation Units
 Outstanding                                              28,070               1,970,487             443,006,497
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                     34,828               1,751,721             440,727,408
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/                               0.80% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.5301597                                       1.6113450
Net Assets Attributable to Accumulation
 Units Outstanding                                 2,261,095,829                                     165,357,161
                                         =======================                         =======================
Accumulation Units Issued                            330,205,729                                      89,806,537
Accumulation Units Redeemed                        (351,577,991)                                    (86,663,241)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (21,372,262)                                       3,143,296
Beginning Accumulation Units
 Outstanding                                         520,561,748                                      99,483,288
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                499,189,486                                     102,626,583
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/                                     0.60% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                1.1855958                                       1.6780398
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                       5,958,549
                                         =======================                         =======================
Accumulation Units Issued                                     --                                       2,341,720
Accumulation Units Redeemed                                   --                                     (2,611,883)
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --                                       (270,163)
Beginning Accumulation Units
 Outstanding                                                  --                                       3,821,556
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                         --                                       3,551,393
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/                                     0.40% /(2)/
                                         -----------------------                         -----------------------
Accumulation Unit Value                                4.7306478                                       0.6786515
Net Assets Attributable to Accumulation
 Units Outstanding                                   526,440,974                                              --
                                         =======================                         =======================
Accumulation Units Issued                             91,860,331                                              --
Accumulation Units Redeemed                         (74,330,295)                                              --
                                         -----------------------                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                    17,530,037                                              --
Beginning Accumulation Units
 Outstanding                                          93,757,719                                              --
                                         -----------------------                         -----------------------
Ending Accumulation Units Outstanding                111,287,756                                              --
                                         =======================                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                4.9511711
Net Assets Attributable to Accumulation
 Units Outstanding                                    20,894,244
                                         =======================
Accumulation Units Issued                              2,863,314
Accumulation Units Redeemed                          (3,252,928)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (389,614)
Beginning Accumulation Units
 Outstanding                                           4,610,545
                                         -----------------------
Ending Accumulation Units Outstanding                  4,220,931
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7467820
Net Assets Attributable to Accumulation
 Units Outstanding                                    43,681,506
                                         =======================
Accumulation Units Issued                              6,191,711
Accumulation Units Redeemed                          (9,502,624)
                                         -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                   (3,310,913)
Beginning Accumulation Units
 Outstanding                                          61,803,897
                                         -----------------------
Ending Accumulation Units Outstanding                 58,492,985
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I      VALIC COMPANY I       VALIC COMPANY I
                                            SOCIAL AWARENESS     INT'L GOVERNMENT      SMALL CAP INDEX
                                                  FUND              BOND FUND               FUND
                                         -----------------------------------------------------------------
                                              DIVISION 12          DIVISION 13           DIVISION 14
                                         -----------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE                                   1.00%
 RISK CHARGE OF:                               1.45% /(1)/       /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                0.8392103         2.7137735               1.1789918
Net Assets Attributable to Accumulation
 Units Outstanding                                            --       120,056,511                  29,401
                                         =================================================================
Accumulation Units Issued                                 26,923        37,505,687                   7,357
Accumulation Units Redeemed                             (26,923)      (44,071,507)                 (5,819)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --       (6,565,820)                   1,538
Beginning Accumulation Units
 Outstanding                                                  --        50,811,427                  23,399
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --        44,245,607                  24,937
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/    0.80% /(2)/    1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.4233748         2.8124323               3.1206437
Net Assets Attributable to Accumulation
 Units Outstanding                                   199,544,685        30,428,204             584,429,830
                                         =================================================================
Accumulation Units Issued                             46,204,332        12,946,516             128,989,256
Accumulation Units Redeemed                         (59,524,928)      (12,938,970)           (147,727,334)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (13,320,595)             7,546            (18,738,078)
Beginning Accumulation Units
 Outstanding                                          70,913,038        10,812,062             206,050,238
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 57,592,442        10,819,608             187,312,159
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.95% /(1)/          0.60% /(2)/          0.95% /(1)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                1.1563413         2.9170882               1.3764117
Net Assets Attributable to Accumulation
 Units Outstanding                                            --         3,172,170                      --
                                         =================================================================
Accumulation Units Issued                                     --         1,434,597                      --
Accumulation Units Redeemed                                   --       (1,895,643)                      --
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                            --         (461,046)                      --
Beginning Accumulation Units
 Outstanding                                                  --         1,549,545                      --
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                         --         1,088,499                      --
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/          0.40% /(2)/          0.80% /(2)/
                                         -----------------------------------------------------------------
Accumulation Unit Value                                3.5582894         1.1039211               3.2286566
Net Assets Attributable to Accumulation
 Units Outstanding                                    80,870,359            72,759             172,589,945
                                         =================================================================
Accumulation Units Issued                             29,477,395                 1              44,293,329
Accumulation Units Redeemed                         (46,271,550)           (5,425)            (41,881,563)
                                         -----------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (16,794,155)           (5,424)               2,411,765
Beginning Accumulation Units
 Outstanding                                          39,523,029            71,333              51,046,581
                                         -----------------------------------------------------------------
Ending Accumulation Units Outstanding                 22,728,874            65,909              53,458,346
                                         =================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/                               0.60% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                3.7055666                                 3.3449648
Net Assets Attributable to Accumulation
 Units Outstanding                                            --                                 5,528,008
                                         =======================                   =======================
Accumulation Units Issued                                313,689                                 1,347,790
Accumulation Units Redeemed                            (669,307)                               (1,691,997)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (355,617)                                 (344,208)
Beginning Accumulation Units
 Outstanding                                           1,006,351                                 1,997,123
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                    650,734                                 1,652,916
                                         =======================                   =======================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.40% /(2)/                               0.40% /(2)/
                                         -----------------------                   -----------------------
Accumulation Unit Value                                0.7304217                                 0.7721510
Net Assets Attributable to Accumulation
 Units Outstanding                                       949,116                                 8,629,492
                                         =======================                   =======================
Accumulation Units Issued                                     23                                 2,160,386
Accumulation Units Redeemed                            (242,310)                               (1,285,886)
                                         -----------------------                   -----------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (242,287)                                   874,500
Beginning Accumulation Units
 Outstanding                                           1,541,696                                10,301,414
                                         -----------------------                   -----------------------
Ending Accumulation Units Outstanding                  1,299,409                                11,175,914
                                         =======================                   =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                               CORE EQUITY           GROWTH & INCOME      SCIENCE & TECHNOLOGY
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 15             DIVISION 16            DIVISION 17
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                         1.00% /(2) (3) (4) (5)/       1.45% /(1)/             1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8372604               0.8132040               0.5367831
Net Assets Attributable to Accumulation
 Units Outstanding                                   192,642,135                  59,031                   4,302
                                         =======================================================================
Accumulation Units Issued                             95,145,718                  21,092                   1,411
Accumulation Units Redeemed                        (107,614,312)                 (4,228)                   (674)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                  (12,468,594)                  16,864                     738
Beginning Accumulation Units
 Outstanding                                         117,336,313                  55,727                   7,278
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                104,867,719                  72,591                   8,015
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.80% /(2)/       1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.8934207               1.9973036               2.3562899
Net Assets Attributable to Accumulation
 Units Outstanding                                    37,955,928              67,059,657             577,645,365
                                         =======================================================================
Accumulation Units Issued                             17,534,358              31,567,366             194,519,863
Accumulation Units Redeemed                         (18,428,458)            (35,635,553)           (206,544,151)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (894,100)             (4,068,187)            (12,024,289)
Beginning Accumulation Units
 Outstanding                                          20,940,813              37,648,494             257,209,740
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 20,046,713              33,580,307             245,185,452
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                               0.60% /(2)/             0.95% /(1)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.9537467               1.1335580               1.3209334
Net Assets Attributable to Accumulation
 Units Outstanding                                     1,069,204                      --                      --
                                         =======================================================================
Accumulation Units Issued                                449,907                      --                      --
Accumulation Units Redeemed                            (675,987)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (226,080)                      --                      --
Beginning Accumulation Units
 Outstanding                                             773,394                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    547,314                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                     0.40% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7337235               2.0584842               2.4278598
Net Assets Attributable to Accumulation
 Units Outstanding                                       520,601              12,786,424             137,809,435
                                         =======================================================================
Accumulation Units Issued                                    370               6,369,637              46,573,432
Accumulation Units Redeemed                            (108,634)             (6,315,559)            (44,982,711)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                     (108,264)                  54,078               1,590,721
Beginning Accumulation Units
 Outstanding                                             817,797               6,157,735              55,172,289
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    709,533               6,211,813              56,763,010
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                       0.60% /(2)/             0.60% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        2.1240869               2.5053132
Net Assets Attributable to Accumulation
 Units Outstanding                                                               554,298               5,957,572
                                                                 ===============================================
Accumulation Units Issued                                                        255,981               1,669,112
Accumulation Units Redeemed                                                    (277,230)             (1,720,065)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                              (21,249)                (50,953)
Beginning Accumulation Units
 Outstanding                                                                     282,364               2,429,103
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                            261,115               2,378,150
                                                                 ===============================================
CONTRACTS WITH MORTALITY AND EXPENSE
 RISK CHARGE OF:                                                             0.40% /(2)/             0.40% /(2)/
                                                                 -----------------------------------------------
Accumulation Unit Value                                                        0.7283886               0.8198791
Net Assets Attributable to Accumulation
 Units Outstanding                                                                    --              13,222,954
                                                                 ===============================================
Accumulation Units Issued                                                             --               2,128,634
Accumulation Units Redeemed                                                           --             (2,439,456)
                                                                 -----------------------------------------------
Increase (Decrease) in Accumulation
 Units Outstanding                                                                    --               (310,822)
Beginning Accumulation Units
 Outstanding                                                                          --              16,438,753
                                                                 -----------------------------------------------
Ending Accumulation Units Outstanding                                                 --              16,127,931
                                                                 ===============================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                  VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                     SMALL CAP        INTERNATIONAL GROWTH I      INCOME & GROWTH
                                       FUND                    FUND                    FUND
                              -----------------------------------------------------------------------
                                    DIVISION 18            DIVISION 20              DIVISION 21
                              -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2137374               2.0355326               1.4133376
Net Assets Attributable to
 Accumulation Units
 Outstanding                              233,272,409             353,229,979              87,241,933
                              =======================================================================
Accumulation Units Issued                  98,648,351             156,887,321              47,989,333
Accumulation Units Redeemed             (111,147,527)           (171,454,172)            (55,436,269)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             (12,499,176)            (14,566,851)             (7,446,936)
Beginning Accumulation Units
 Outstanding                              117,886,782             188,123,588              69,182,773
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                              105,387,606             173,556,736              61,735,837
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.2914994               2.1063166               1.4778057
Net Assets Attributable to
 Accumulation Units
 Outstanding                               42,871,413             182,713,342              33,497,429
                              =======================================================================
Accumulation Units Issued                  19,017,727              87,075,737              18,265,579
Accumulation Units Redeemed              (18,853,512)            (77,954,963)            (13,977,276)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  164,215               9,120,774               4,288,303
Beginning Accumulation Units
 Outstanding                               18,545,437              77,628,544              18,379,431
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               18,709,651              86,749,318              22,667,733
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     2.3820088               2.1821792               1.5505955
Net Assets Attributable to
 Accumulation Units
 Outstanding                                2,163,383               5,207,836                 704,468
                              =======================================================================
Accumulation Units Issued                     495,491               2,139,542                 389,222
Accumulation Units Redeemed                 (721,781)             (1,849,888)               (464,294)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (226,291)                 289,654                (75,071)
Beginning Accumulation Units
 Outstanding                                1,134,532               2,097,063                 529,452
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  908,241               2,386,717                 454,380
                              =======================================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                              -----------------------------------------------------------------------
Accumulation Unit Value                     0.7691591               0.7311533               0.7149456
Net Assets Attributable to
 Accumulation Units
 Outstanding                                       --                      --                 649,260
                              =======================================================================
Accumulation Units Issued                          --                      --                  22,363
Accumulation Units Redeemed                        --                      --               (213,505)
                              -----------------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                       --                      --               (191,142)
Beginning Accumulation Units
 Outstanding                                       --                      --               1,099,268
                              -----------------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                       --                      --                 908,126
                              =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                     VANGUARD                VANGUARD           VANGUARD
                                LONG-TERM CORPORATE     LONG-TERM TREASURY     WINDSOR II
                                       FUND                    FUND               FUND
                              -------------------------------------------------------------
                                    DIVISION 22            DIVISION 23         DIVISION 24
                              -------------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:      1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/  1.25% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.1382115               2.2053742     2.0765176
Net Assets Attributable to
 Accumulation Units
 Outstanding                              128,099,802             225,871,195 1,103,920,962
                              =============================================================
Accumulation Units Issued                  43,486,470              89,619,786   382,714,102
Accumulation Units Redeemed              (45,463,614)           (119,455,971) (381,944,308)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              (1,977,145)            (29,836,186)       769,794
Beginning Accumulation Units
 Outstanding                               61,895,100             132,267,500   530,919,431
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               59,917,955             102,431,315   531,689,225
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.80% /(2)/             0.80% /(2)/        1.05% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.2570176               2.3077062     2.1729366
Net Assets Attributable to
 Accumulation Units
 Outstanding                               40,413,245              86,720,722   321,257,856
                              =============================================================
Accumulation Units Issued                  16,695,320              38,286,608   129,615,409
Accumulation Units Redeemed              (15,989,505)            (44,504,731) (109,154,528)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                  705,815             (6,218,123)    20,460,882
Beginning Accumulation Units
 Outstanding                               17,200,551              43,798,242   127,389,564
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                               17,906,366              37,580,119   147,850,446
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.60% /(2)/             0.60% /(2)/        0.85% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     2.3915391               2.4196970     2.2822634
Net Assets Attributable to
 Accumulation Units
 Outstanding                                1,801,725               3,429,642    16,201,220
                              =============================================================
Accumulation Units Issued                     449,251               1,034,796     4,737,569
Accumulation Units Redeemed                 (594,999)             (1,448,966)   (3,887,983)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                (145,748)               (414,170)       849,587
Beginning Accumulation Units
 Outstanding                                  899,174               1,831,581     6,249,982
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  753,426               1,417,411     7,099,568
                              =============================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:            0.40% /(2)/             0.40% /(2)/        0.65% /(2)/
                              -------------------------------------------------------------
Accumulation Unit Value                     1.1147309               1.1118294     0.7369698
Net Assets Attributable to
 Accumulation Units
 Outstanding                                  343,214               1,097,625    21,038,385
                              =============================================================
Accumulation Units Issued                       1,978                 104,309     3,456,337
Accumulation Units Redeemed                  (79,481)               (305,066)   (4,995,768)
                              -------------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                 (77,503)               (200,758)   (1,539,432)
Beginning Accumulation Units
 Outstanding                                  385,393               1,187,983    30,086,579
                              -------------------------------------------------------------
Ending Accumulation Units
 Outstanding                                  307,890                 987,225    28,547,147
                              =============================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VANGUARD       VALIC COMPANY II     VALIC COMPANY II
                               WELLINGTON   INTERNATIONAL GROWTH II SMALL CAP GROWTH
                                  FUND               FUND                 FUND
                              ------------------------------------------------------
                               DIVISION 25        DIVISION 33         DIVISION 35
                              ------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.25% /(2)/        0.75% /(2)/         1.45% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.4505794          1.5765059           0.7030287
Net Assets Attributable to
 Accumulation Units
 Outstanding                  1,088,335,129        498,705,235              14,326
                              ======================================================
Accumulation Units Issued       309,305,086        231,568,001               8,268
Accumulation Units Redeemed   (343,114,719)      (245,092,496)             (4,931)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                   (33,809,632)       (13,524,495)               3,337
Beginning Accumulation Units
 Outstanding                    477,990,784        329,905,870              17,041
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    444,181,152        316,381,374              20,378
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       1.05% /(2)/        0.55% /(2)/         0.95% /(1)/
                              ------------------------------------------------------
Accumulation Unit Value           2.5844954          1.6126209           1.2157493
Net Assets Attributable to
 Accumulation Units
 Outstanding                    263,061,786         93,310,837                  --
                              ======================================================
Accumulation Units Issued        78,709,371         50,459,398                  --
Accumulation Units Redeemed    (77,101,270)       (66,003,358)                  --
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      1,608,101       (15,543,960)                  --
Beginning Accumulation Units
 Outstanding                    100,181,566         73,410,884                  --..
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                    101,789,667         57,866,924                  --
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.85% /(2)/        0.35% /(2)/         0.75% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           2.7384861          1.6496272           1.2924443
Net Assets Attributable to
 Accumulation Units
 Outstanding                     14,803,860          3,378,806          34,425,920
                              ======================================================
Accumulation Units Issued         3,898,050          1,638,366          20,857,027
Accumulation Units Redeemed     (4,496,351)        (2,547,163)        (19,344,753)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      (598,302)          (908,796)           1,512,274
Beginning Accumulation Units
 Outstanding                      6,005,134          2,957,259          25,128,636
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                      5,406,833          2,048,462          26,640,910
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:       0.65% /(2)/        0.15% /(2)/         0.55% /(2)/
                              ------------------------------------------------------
Accumulation Unit Value           0.9189520          0.6553538           1.3220155
Net Assets Attributable to
 Accumulation Units
 Outstanding                     28,007,461                 --           9,291,731
                              ======================================================
Accumulation Units Issued         3,378,934                 --           6,609,549
Accumulation Units Redeemed     (7,172,124)                 --         (5,744,284)
                              ------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (3,793,190)                 --             865,265
Beginning Accumulation Units
 Outstanding                     34,270,800                 --           6,163,487
                              ------------------------------------------------------
Ending Accumulation Units
 Outstanding                     30,477,610                 --           7,028,752
                              ======================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.35% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  1.3524069
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                               822,768
                                                                      ============
Accumulation Units Issued                                                1,271,568
Accumulation Units Redeemed                                            (1,287,787)
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                              (16,219)
Beginning Accumulation Units
 Outstanding                                                               624,705
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                               608,486
                                                                      ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                              0.15% /(2)/
                                                                      ------------
Accumulation Unit Value                                                  0.7135899
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                    --
                                                                      ============
Accumulation Units Issued                                                       --
Accumulation Units Redeemed                                                     --
                                                                      ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                    --
Beginning Accumulation Units
 Outstanding                                                                    --
                                                                      ------------
Ending Accumulation Units
 Outstanding                                                                    --
                                                                      ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II VALIC COMPANY II VALIC COMPANY II
                              SMALL CAP VALUE   MID CAP GROWTH   MID CAP VALUE
                                    FUND             FUND             FUND
                              --------------------------------------------------
                                DIVISION 36      DIVISION 37      DIVISION 38
                              --------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/      0.75% /(2)/      0.75% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            1.9636428        1.1210870        2.8206758
Net Assets Attributable to
 Accumulation Units
 Outstanding                     295,451,753      160,345,867      318,544,897
                              ==================================================
Accumulation Units Issued        121,986,430      107,256,078       87,188,805
Accumulation Units Redeemed     (89,027,042)    (112,842,458)     (94,702,589)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                      32,959,388      (5,586,379)      (7,513,784)
Beginning Accumulation Units
 Outstanding                     117,524,519      148,636,778      120,463,020
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                     150,483,906      143,050,398      112,949,237
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/      0.55% /(2)/      0.55% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0085279        1.1467044        2.8851805
Net Assets Attributable to
 Accumulation Units
 Outstanding                      64,317,549       21,159,646      166,898,019
                              ==================================================
Accumulation Units Issued         30,521,725       15,009,011       49,369,827
Accumulation Units Redeemed     (20,937,364)     (15,023,233)     (53,891,591)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       9,584,361         (14,222)      (4,521,764)
Beginning Accumulation Units
 Outstanding                      22,439,199       18,467,909       62,370,901
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                      32,023,560       18,453,687       57,849,138
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/      0.35% /(2)/      0.35% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            2.0546601        1.1730898        2.9514776
Net Assets Attributable to
 Accumulation Units
 Outstanding                       3,488,558        1,019,551        8,789,365
                              ==================================================
Accumulation Units Issued          1,267,848        1,685,888        1,881,020
Accumulation Units Redeemed      (1,132,145)      (1,707,222)      (2,268,283)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         135,703         (21,334)        (387,263)
Beginning Accumulation Units
 Outstanding                       1,562,640          890,588        3,365,688
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,698,342          869,254        2,978,425
                              ==================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/      0.15% /(2)/      0.15% /(2)/
                              --------------------------------------------------
Accumulation Unit Value            0.7989712        0.7274155        0.7760016
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,948,074               --        4,977,185
                              ==================================================
Accumulation Units Issued            734,062               --        1,030,687
Accumulation Units Redeemed      (1,126,841)               --      (1,496,602)
                              --------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (392,779)               --        (465,915)
Beginning Accumulation Units
 Outstanding                       4,082,616               --        6,879,800
                              --------------------------------------------------
Ending Accumulation Units
 Outstanding                       3,689,837               --        6,413,884
                              ==================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                VALIC COMPANY II   VALIC COMPANY II   VALIC COMPANY II
                              CAPITAL APPRECIATION LARGE CAP VALUE  SOCIALLY RESPONSIBLE
                                      FUND               FUND               FUND
                              ----------------------------------------------------------
                                  DIVISION 39        DIVISION 40        DIVISION 41
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          1.45% /(1)/         0.75% /(2)/       0.75% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.6394770          1.4807395          1.2287687
Net Assets Attributable to
 Accumulation Units
 Outstanding                             4,142        126,821,407        660,468,051
                              =========================================================
Accumulation Units Issued                9,008         67,156,783        395,152,446
Accumulation Units Redeemed            (6,588)       (74,319,573)      (425,289,685)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                             2,420        (7,162,790)       (30,137,239)
Beginning Accumulation Units
 Outstanding                             4,056         92,838,525        567,706,671
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                             6,477         85,675,734        537,569,432
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.95% /(1)/         0.55% /(2)/       0.55% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              1.0939553          1.5146566          1.2568819
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --         30,219,901         62,008,770
                              =========================================================
Accumulation Units Issued                   --         19,924,907         39,400,509
Accumulation Units
  Redeemed                                  --        (21,707,869)       (45,615,243)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --        (1,782,961)        (6,214,734)
Beginning Accumulation Units
 Outstanding                                --         21,736,549         55,555,891
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                                --         19,953,587         49,341,157
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.75% /(2)/         0.35% /(2)/       0.35% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8670098          1.5494528          1.2857876
Net Assets Attributable to
 Accumulation Units
 Outstanding                        22,044,722          1,187,307          2,240,627
                              =========================================================
Accumulation Units Issued           21,632,720            619,799          1,574,951
Accumulation Units Redeemed       (24,107,688)          (695,051)        (1,399,721)
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       (2,474,968)           (75,251)            175,229
Beginning Accumulation Units
 Outstanding                        27,906,873            841,753          1,567,566
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                        25,431,905            766,502          1,742,795
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.55% /(2)/         0.15% /(2)/       0.15% /(2)/
                              ---------------------------------------------------------
Accumulation Unit Value              0.8868648          0.6585102          0.7677960
Net Assets Attributable to
 Accumulation Units
 Outstanding                         6,152,746                 --                 --
                              =========================================================
Accumulation Units Issued            7,301,539                 --                 --
Accumulation Units Redeemed        (6,809,104)                 --                 --
                              ---------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                           492,435                 --                 --
Beginning Accumulation Units
 Outstanding                         6,446,024                 --                 --
                              ---------------------------------------------------------
Ending Accumulation Units
 Outstanding                         6,938,458                 --                 --
                              =========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.35% /(2)/
                                  ------------
Accumulation Unit Value              0.9072689
Net Assets Attributable to
 Accumulation Units
 Outstanding                           809,201
                                  ============
Accumulation Units Issued              752,808
Accumulation Units Redeemed          (887,842)
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (135,034)
Beginning Accumulation Units
 Outstanding                         1,027,117
                                  ------------
Ending Accumulation Units
 Outstanding                           892,083
                                  ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:          0.15% /(2)/
                                  ------------
Accumulation Unit Value              0.7202749
Net Assets Attributable to
 Accumulation Units
 Outstanding                                --
                                  ============
Accumulation Units Issued                   --
Accumulation Units Redeemed                 --
                                  ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                --
Beginning Accumulation Units
 Outstanding                                --
                                  ------------
Ending Accumulation Units
 Outstanding                                --
                                  ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II    VALIC COMPANY II     VALIC COMPANY II
                              MONEY MARKET II   NASDAQ-100 (R) INDEX   AGGRESSIVE GROWTH
                                    FUND                FUND            LIFESTYLE FUND
                              ----------------------------------------------------------
                                DIVISION 44         DIVISION 46           DIVISION 48
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/    1.00% /(2) (3) (4) (5)/   1.45% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2735162                 0.5145915      1.1215694
Net Assets Attributable to
 Accumulation Units
 Outstanding                     172,472,664                81,890,968         30,783
                              ==========================================================
Accumulation Units Issued        143,793,527               133,046,837         45,433
Accumulation Units Redeemed    (204,183,892)             (105,535,429)       (59,432)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                    (60,390,366)                27,511,408       (14,000)
Beginning Accumulation Units
 Outstanding                     195,844,578               131,648,872         41,446
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                     135,454,212               159,160,280         27,447
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/          0.80% /(2)/         0.75%/ (2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3026487                 0.5241444      1.6953829
Net Assets Attributable to
 Accumulation Units
 Outstanding                      52,478,661                18,423,470     87,574,969
                              ==========================================================
Accumulation Units Issued         47,032,969                31,817,007     39,690,719
Accumulation Units Redeemed     (54,355,802)              (23,237,588)   (31,721,439)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (7,322,833)                 8,579,419      7,969,280
Beginning Accumulation Units
 Outstanding                      47,610,261                26,571,733     43,700,400
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      40,287,428                35,151,152     51,669,680
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/          0.60% /(2)/         0.95% /(1)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.3325916                 0.5338430      1.4886536
Net Assets Attributable to
 Accumulation Units
 Outstanding                       1,756,303                   771,578             --
                              ==========================================================
Accumulation Units Issued          3,661,479                 2,146,019             --
Accumulation Units Redeemed      (5,190,204)               (2,325,272)             --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                     (1,528,725)                 (179,253)             --
Beginning Accumulation Units
 Outstanding                       2,846,893                 1,624,668             --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                       1,318,167                 1,445,415             --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/          0.40% /(2)/         0.55% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.0293000                 0.8262290      1.7342539
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                        --     18,080,074
                              ==========================================================
Accumulation Units Issued                 --                        --     10,132,257
Accumulation Units Redeemed               --                        --    (8,514,422)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                        --      1,617,834
Beginning Accumulation Units
 Outstanding                              --                        --      8,808,632
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                        --     10,426,466
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.35% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     1.7740740
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                1,567,692
                                                                         ============
Accumulation Units Issued                                                     617,422
Accumulation Units Redeemed                                                 (727,553)
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                (110,131)
Beginning Accumulation Units
 Outstanding                                                                  993,829
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                  883,698
                                                                         ============
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:                                                 0.15% /(2)/
                                                                         ------------
Accumulation Unit Value                                                     0.8216155
Net Assets Attributable to
 Accumulation Units
 Outstanding                                                                       --
                                                                         ============
Accumulation Units Issued                                                          --
Accumulation Units Redeemed                                                        --
                                                                         ------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                                                                       --
Beginning Accumulation Units
 Outstanding                                                                       --
                                                                         ------------
Ending Accumulation Units
 Outstanding                                                                       --
                                                                         ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                              VALIC COMPANY II  VALIC COMPANY II   VANGUARD LIFESTRATEGY
                              MODERATE GROWTH  CONSERVATIVE GROWTH        GROWTH
                               LIFESTYLE FUND    LIFESTYLE FUND            FUND
                              ----------------------------------------------------------
                                DIVISION 49        DIVISION 50          DIVISION 52
                              ----------------------------------------------------------
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        1.45% /(1)/       1.45% /(1)/          1.25% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.2392905         1.2804800            1.3706593
Net Assets Attributable to
 Accumulation Units
 Outstanding                         184,857            53,402          103,522,196
                              ==========================================================
Accumulation Units Issued             56,931            14,769           48,997,669
Accumulation Units Redeemed         (58,802)                --         (44,733,594)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         (1,871)            14,769            4,264,075
Beginning Accumulation Units
 Outstanding                         151,035            26,935           71,279,560
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                         149,164            41,705           75,543,635
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.75% /(2)/       0.75% /(2)/          1.05% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8270709         1.8365427            1.4019362
Net Assets Attributable to
 Accumulation Units
 Outstanding                     136,989,824        47,578,470           18,113,088
                              ==========================================================
Accumulation Units Issued         54,709,106        19,482,303           10,996,951
Accumulation Units Redeemed     (48,304,026)      (17,794,174)         (10,261,953)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       6,405,080         1,688,129              734,997
Beginning Accumulation Units
 Outstanding                      68,593,574        24,222,869           12,185,285
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      74,998,654        25,910,998           12,920,282
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.95% /(1)/       0.95% /(1)/          0.85% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.4251935         1.3608374            1.4338334
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --            2,582,747
                              ==========================================================
Accumulation Units Issued                 --                --            1,033,027
Accumulation Units Redeemed               --                --          (1,233,451)
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --            (200,424)
Beginning Accumulation Units
 Outstanding                              --                --            2,001,770
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                              --                --            1,801,346
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.55% /(2)/       0.55% /(2)/          0.65% /(2)/
                              ----------------------------------------------------------
Accumulation Unit Value            1.8688674         1.8785895            0.7741257
Net Assets Attributable to
 Accumulation Units
 Outstanding                      25,339,379        16,399,814                   --
                              ==========================================================
Accumulation Units Issued         13,869,499        11,135,389                   --
Accumulation Units Redeemed     (11,452,811)       (9,745,923)                   --
                              ----------------------------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                       2,416,688         1,389,466                   --
Beginning Accumulation Units
 Outstanding                      11,142,644         7,340,616                   --
                              ----------------------------------------------------------
Ending Accumulation Units
 Outstanding                      13,559,332         8,730,081                   --
                              ==========================================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.35% /(2)/       0.35% /(2)/
                              ------------------------------------
Accumulation Unit Value            1.9117822         1.9216766
Net Assets Attributable to
 Accumulation Units
 Outstanding                       2,050,833         1,114,128
                              ====================================
Accumulation Units Issued            600,462           376,692
Accumulation Units Redeemed        (325,306)         (282,962)
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                         275,156            93,731
Beginning Accumulation Units
 Outstanding                         797,578           486,048
                              ------------------------------------
Ending Accumulation Units
 Outstanding                       1,072,733           579,779
                              ====================================
CONTRACTS WITH MORTALITY AND
 EXPENSE RISK CHARGE OF:        0.15% /(2)/       0.15% /(2)/
                              ------------------------------------
Accumulation Unit Value            0.8991467         0.9605971
Net Assets Attributable to
 Accumulation Units
 Outstanding                              --                --
                              ====================================
Accumulation Units Issued                 --                --
Accumulation Units Redeemed               --                --
                              ------------------------------------
Increase (Decrease) in
 Accumulation Units
 Outstanding                              --                --
Beginning Accumulation Units
 Outstanding                              --                --
                              ------------------------------------
Ending Accumulation Units
 Outstanding                              --                --
                              ====================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VANGUARD LIFESTRATEGY VANGUARD LIFESTRATEGY VALIC COMPANY II
                                            MODERATE GROWTH     CONSERVATIVE GROWTH     CORE BOND
                                                 FUND                  FUND                FUND
                                         ------------------------------------------------------------
                                              DIVISION 53           DIVISION 54        DIVISION 58
                                         ------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.25% /(2)/           1.25% /(2)/         1.45% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4355676             1.4558875           1.3567446
Net Assets Attributable to Accumulation
  Units Outstanding                           111,036,912            42,622,857              32,065
                                         ============================================================
Accumulation Units Issued                      50,809,376            21,841,258              17,784
Accumulation Units Redeemed                  (47,694,494)          (21,658,833)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             3,114,882               182,424              17,784
Beginning Accumulation Units
  Outstanding                                  74,246,099            29,098,257               5,850
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          77,360,982            29,280,681              23,634
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             1.05% /(2)/           1.05% /(2)/         0.95% /(1)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.4682503             1.4890649           1.2148997
Net Assets Attributable to Accumulation
  Units Outstanding                            23,989,329             9,850,180                  --
                                         ============================================================
Accumulation Units Issued                      13,163,374             5,237,850                  --
Accumulation Units Redeemed                  (11,795,960)           (4,733,149)                  --
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             1,367,413               504,701                  --
Beginning Accumulation Units
  Outstanding                                  14,971,811             6,110,618                  --
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding          16,339,224             6,615,319                  --
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.85% /(2)/           0.85% /(2)/         0.75% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         1.5017683             1.5229983           1.5839807
Net Assets Attributable to Accumulation
  Units Outstanding                             2,925,695             1,364,777         111,036,133
                                         ============================================================
Accumulation Units Issued                       1,053,223               454,069          54,867,773
Accumulation Units Redeemed                   (1,495,067)             (646,062)        (49,562,699)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                             (441,844)             (191,993)           5,305,075
Beginning Accumulation Units
  Outstanding                                   2,390,039             1,088,132          64,810,715
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding           1,948,195               896,140          70,115,789
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                             0.65% /(2)/           0.65% /(2)/         0.55% /(2)/
                                         ------------------------------------------------------------
Accumulation Unit Value                         0.8482849             0.9162427           1.6202439
Net Assets Attributable to Accumulation
  Units Outstanding                                    --                    --          16,198,776
                                         ============================================================
Accumulation Units Issued                              --                    --           9,138,882
Accumulation Units Redeemed                            --                    --         (7,320,539)
                                         ------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    --                    --           1,818,343
Beginning Accumulation Units
  Outstanding                                          --                    --           8,180,262
                                         ------------------------------------------------------------
Ending Accumulation Units Outstanding                  --                    --           9,998,605
                                         ============================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.35% /(2)/
                                                                                       ------------
Accumulation Unit Value                                                                   1.6574824
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       1,578,552
                                                                                       ============
Accumulation Units Issued                                                                 1,138,222
Accumulation Units Redeemed                                                             (1,103,714)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                          34,507
Beginning Accumulation Units
  Outstanding                                                                               918,510
                                                                                       ------------
Ending Accumulation Units Outstanding                                                       953,017
                                                                                       ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                       0.15% /(2)/
Accumulation Unit Value                                                                   1.1091768
Net Assets Attributable to Accumulation
  Units Outstanding                                                                       7,585,125
                                                                                       ============
Accumulation Units Issued                                                                 1,225,994
Accumulation Units Redeemed                                                             (1,441,134)
                                                                                       ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                       (215,140)
Beginning Accumulation Units
  Outstanding                                                                             7,053,657
                                                                                       ------------
Ending Accumulation Units Outstanding                                                     6,838,517
                                                                                       ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                         VALIC COMPANY II VALIC COMPANY II
                                          STRATEGIC BOND  HIGH YIELD BOND           ARIEL
                                               FUND             FUND                FUND
                                         ---------------------------------------------------------
                                           DIVISION 59      DIVISION 60          DIVISION 68
                                         ---------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          1.45% /(1)/      0.75% /(2)/    1.00% /(2) (3) (4) (5)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.6660473        1.7728676                 1.5898460
Net Assets Attributable to Accumulation
  Units Outstanding                              73,555      153,965,535               231,739,689
                                         =========================================================
Accumulation Units Issued                        17,151       72,701,982               104,392,945
Accumulation Units Redeemed                       (167)     (72,520,461)             (110,522,767)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                              16,984          181,521               (6,129,821)
Beginning Accumulation Units
  Outstanding                                    27,166       86,682,126               151,912,178
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding            44,150       86,863,647               145,782,356
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.95% /(1)/      0.55% /(2)/          0.80% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       1.4254777        1.8134317                 1.6193227
Net Assets Attributable to Accumulation
  Units Outstanding                                  --       37,026,971                81,312,686
                                         =========================================================
Accumulation Units Issued                            --       19,030,662                43,941,527
Accumulation Units Redeemed                          --     (18,099,623)              (38,750,926)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --          931,039                 5,190,601
Beginning Accumulation Units
  Outstanding                                        --       19,488,366                45,024,988
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding                --       20,419,405                50,215,589
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.75% /(2)/      0.35% /(2)/          0.60% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0474149        1.8551822                 1.6492929
Net Assets Attributable to Accumulation
  Units Outstanding                         272,151,717        1,756,829                 4,216,310
                                         =========================================================
Accumulation Units Issued                    95,994,160        1,017,095                 1,105,240
Accumulation Units Redeemed                (91,973,009)      (1,146,208)               (1,441,574)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           4,021,151        (129,113)                 (336,333)
Beginning Accumulation Units
  Outstanding                               128,930,853        1,076,268                 2,893,051
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding       132,952,004          947,155                 2,556,717
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.55% /(2)/      0.15% /(2)/          0.40% /(2)/
                                         ---------------------------------------------------------
Accumulation Unit Value                       2.0942804        0.9674420                 0.7781261
Net Assets Attributable to Accumulation
  Units Outstanding                          66,657,308               --                 8,572,075
                                         =========================================================
Accumulation Units Issued                    28,246,247               --                 2,240,965
Accumulation Units Redeemed                (24,430,243)               --               (2,012,764)
                                         ---------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                           3,816,004               --                   228,202
Beginning Accumulation Units
  Outstanding                                28,014,096               --                10,788,105
                                         ---------------------------------------------------------
Ending Accumulation Units Outstanding        31,830,100               --                11,016,307
                                         =========================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.35% /(2)/
                                           ------------
Accumulation Unit Value                       2.1423955
Net Assets Attributable to Accumulation
  Units Outstanding                           5,429,882
                                           ============
Accumulation Units Issued                     1,499,667
Accumulation Units Redeemed                 (1,476,839)
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                              22,828
Beginning Accumulation Units
  Outstanding                                 2,511,986
                                           ------------
Ending Accumulation Units Outstanding         2,534,815
                                           ============
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                          0.15% /(2)/
                                           ------------
Accumulation Unit Value                       1.0718246
Net Assets Attributable to Accumulation
  Units Outstanding                                  --
                                           ============
Accumulation Units Issued                            --
Accumulation Units Redeemed                          --
                                           ------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  --
Beginning Accumulation Units
  Outstanding                                        --
                                           ------------
Ending Accumulation Units Outstanding                --
                                           ============

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                 ARIEL                 LOU HOLLAND          VALIC COMPANY I
                                              APPRECIATION               GROWTH             BLUE CHIP GROWTH
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 69              DIVISION 70            DIVISION 72
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6307488               0.9274595               0.8347446
Net Assets Attributable to Accumulation
  Units Outstanding                                  192,698,441              18,831,002             306,542,327
                                         =======================================================================
Accumulation Units Issued                             83,580,171              17,749,510             286,103,522
Accumulation Units Redeemed                         (91,238,115)            (14,006,919)           (242,575,204)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (7,657,944)               3,742,591              43,528,318
Beginning Accumulation Units
  Outstanding                                        125,837,892              16,563,913             323,752,720
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                118,179,947              20,306,504             367,281,038
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6609173               0.9446286               0.8502003
Net Assets Attributable to Accumulation
  Units Outstanding                                   49,212,308              25,530,729             127,464,887
                                         =======================================================================
Accumulation Units Issued                             21,811,869              27,629,745             144,847,163
Accumulation Units Redeemed                         (21,127,984)            (26,376,275)           (116,320,245)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      683,885               1,253,470              28,526,918
Beginning Accumulation Units
  Outstanding                                         28,946,608              25,774,376             121,401,907
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 29,630,494              27,027,846             149,928,825
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.6917341               0.9621317               0.8660005
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,818,287                 845,570               6,435,037
                                         =======================================================================
Accumulation Units Issued                                852,503                 983,359               4,709,591
Accumulation Units Redeemed                          (1,013,316)             (1,599,348)             (3,314,900)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (160,813)               (615,989)               1,394,691
Beginning Accumulation Units
  Outstanding                                          1,826,979               1,494,859               6,036,349
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,666,166                 878,870               7,431,040
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8912510               0.8675395               0.7728532
Net Assets Attributable to Accumulation
  Units Outstanding                                    5,651,501                      --                      --
                                         =======================================================================
Accumulation Units Issued                              1,067,275                      --                      --
Accumulation Units Redeemed                          (1,222,343)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (155,069)                      --                      --
Beginning Accumulation Units
  Outstanding                                          6,496,157                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  6,341,088                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I                                 VALIC COMPANY I
                                             HEALTH SCIENCES         VALIC COMPANY I         BROAD CAP VALUE
                                                  FUND                 VALUE FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 73             DIVISION 74             DIVISION 75
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2814284               1.1038390               0.9348012
Net Assets Attributable to Accumulation
  Units Outstanding                                  134,992,354              98,807,211              14,669,434
                                         =======================================================================
Accumulation Units Issued                             81,765,363              82,005,102              11,826,478
Accumulation Units Redeemed                         (91,308,057)            (92,103,499)            (12,455,861)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (9,542,693)            (10,098,397)               (629,383)
Beginning Accumulation Units
  Outstanding                                        114,902,634              99,631,010              16,324,261
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                105,359,941              89,532,613              15,694,879
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3050878               1.1217008               0.9424547
Net Assets Attributable to Accumulation
  Units Outstanding                                   35,709,217              55,556,656               3,436,200
                                         =======================================================================
Accumulation Units Issued                             23,962,736              56,232,429               3,306,419
Accumulation Units Redeemed                         (23,464,027)            (82,495,863)             (3,187,184)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      498,709            (26,263,434)                 119,235
Beginning Accumulation Units
  Outstanding                                         26,863,873              75,795,741               3,526,886
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,362,582              49,532,306               3,646,121
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.3293309               1.1398127               0.9502044
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,630,620               2,140,315                 248,983
                                         =======================================================================
Accumulation Units Issued                              1,700,519               1,694,865                 215,725
Accumulation Units Redeemed                          (1,807,153)             (2,893,948)               (272,309)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (106,634)             (1,199,084)                (56,584)
Beginning Accumulation Units
  Outstanding                                          2,086,000               3,076,947                 318,615
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,979,366               1,877,864                 262,031
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9107865               0.7169180               0.7772894
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --                      --
                                         =======================================================================

Accumulation Units Issued                                     --                      --                      --
Accumulation Units Redeemed                                   --                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --                      --
Beginning Accumulation Units
  Outstanding                                                 --                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --                      --
                                         =======================================================================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I         VALIC COMPANY I
                                             LARGE CAP CORE        INFLATION PROTECTED         VALIC ULTRA
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 76             DIVISION 77             DIVISION 78
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0743773               1.0977633               0.8891205
Net Assets Attributable to Accumulation
  Units Outstanding                                   77,758,859             157,739,236                     949
                                         =======================================================================
Accumulation Units Issued                             65,026,920             114,411,795                     813
Accumulation Units Redeemed                         (80,801,170)            (92,283,398)                   (379)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (15,774,250)              22,128,397                     434
Beginning Accumulation Units
  Outstanding                                         88,166,893             121,583,367                     632
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 72,392,643             143,711,764                   1,067
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0831923               1.1088667               0.9059803
Net Assets Attributable to Accumulation
  Units Outstanding                                   29,862,100              31,232,909             544,438,732
                                         =======================================================================
Accumulation Units Issued                             27,817,297              23,833,305             430,182,493
Accumulation Units Redeemed                         (29,962,489)            (16,390,613)           (485,464,756)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (2,145,192)               7,442,692            (55,282,263)
Beginning Accumulation Units
  Outstanding                                         29,714,624              20,725,276             656,297,029
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 27,569,433              28,167,968             601,014,767
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0920678               1.1201330               0.9076722
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,048,835               1,175,418                      --
                                         =======================================================================
Accumulation Units Issued                                773,464                 892,441                      --
Accumulation Units Redeemed                          (1,568,088)               (654,329)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (794,624)                 238,112                      --
Beginning Accumulation Units
  Outstanding                                          2,670,747                 811,287                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  1,876,124               1,049,398                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8751098               1.0568427               0.9133850
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --             124,203,170
                                         =======================================================================
Accumulation Units Issued                                     --                      --              88,868,718
Accumulation Units Redeemed                                   --                      --            (93,241,675)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (4,372,957)
Beginning Accumulation Units
  Outstanding                                                 --                      --             140,357,001
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --             135,984,044
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9208978
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    6,141,010
                                                                                         =======================
Accumulation Units Issued                                                                              4,264,275
Accumulation Units Redeemed                                                                          (5,107,567)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (843,292)
Beginning Accumulation Units
  Outstanding                                                                                          7,512,120
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  6,668,828
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.8029979
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   16,634,927
                                                                                         =======================
Accumulation Units Issued                                                                              2,427,290
Accumulation Units Redeemed                                                                          (4,312,535)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                  (1,885,245)
Beginning Accumulation Units
  Outstanding                                                                                         22,601,274
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 20,716,029
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)

The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                            VALIC COMPANY I          SUNAMERICA 2015         SUNAMERICA 2020
                                          LARGE CAPITAL GROWTH       HIGH WATERMARK          HIGH WATERMARK
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                              DIVISION 79              DIVISION 81             DIVISION 82
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              1.45% /(1)/       1.25% /(2) (3) (4) (5)/ 1.25% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9790894               1.0879060               0.9145208
Net Assets Attributable to Accumulation
  Units Outstanding                                        8,996              25,270,191              10,477,920
                                         =======================================================================
Accumulation Units Issued                                  8,076              19,565,188              11,718,232
Accumulation Units Redeemed                              (2,543)            (20,381,817)            (10,894,723)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                        5,534               (816,629)                 823,509
Beginning Accumulation Units
  Outstanding                                              3,654              24,047,509              10,635,507
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                      9,188              23,230,880              11,459,016
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/       1.05% /(2)/             1.05% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0019395               1.0985662               0.9234834
Net Assets Attributable to Accumulation
  Units Outstanding                                  289,846,481               2,554,015               1,558,914
                                         =======================================================================
Accumulation Units Issued                            204,811,711               2,023,711               1,324,900
Accumulation Units Redeemed                        (232,976,189)             (1,925,122)             (1,023,937)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (28,164,478)                  98,589                 300,963
Beginning Accumulation Units
  Outstanding                                        317,488,578               2,226,491               1,387,285
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                289,324,099               2,325,080               1,688,248
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.95% /(1)/             0.85% /(2)/             0.85% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0042926               1.1093123               0.9325090
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                  24,990                   5,152
                                         =======================================================================
Accumulation Units Issued                                     --                  24,799                   5,543
Accumulation Units Redeemed                                   --                (27,791)                 (5,321)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                 (2,992)                     222
Beginning Accumulation Units
  Outstanding                                                 --                  25,520                   5,303
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                  22,528                   5,525
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.65% /(2)/             0.65% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.0120770               0.9130375               0.7523104
Net Assets Attributable to Accumulation
  Units Outstanding                                   75,593,057                      --                      --
                                         =======================================================================
Accumulation Units Issued                             54,007,785                      --                      --
Accumulation Units Redeemed                         (55,711,065)                      --                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,703,280)                      --                      --
Beginning Accumulation Units
  Outstanding                                         76,395,739                      --                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 74,692,459                      --                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/
                                         -----------------------
Accumulation Unit Value                                1.0223712
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,736,407
                                         =======================
Accumulation Units Issued                              2,594,057
Accumulation Units Redeemed                          (2,964,246)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (370,189)
Beginning Accumulation Units
  Outstanding                                          5,003,388
                                         -----------------------
Ending Accumulation Units Outstanding                  4,633,199
                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/
                                         -----------------------
Accumulation Unit Value                                0.7746305
Net Assets Attributable to Accumulation
  Units Outstanding                                    2,499,910
                                         =======================
Accumulation Units Issued                                467,719
Accumulation Units Redeemed                            (566,965)
                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (99,246)
Beginning Accumulation Units
  Outstanding                                          3,326,475
                                         -----------------------
Ending Accumulation Units Outstanding                  3,227,229
                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                                               VALIC COMPANY I          VALIC COMPANY I
                                                           MID CAP STRATEGIC GROWTH    SMALL CAP SPECIAL
                                                                     FUND                 VALUES FUND
                                                           ------------------------------------------------
                                                                 DIVISION 83              DIVISION 84
                                                           ------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             1.45% /(1)/        1.00% /(2) (3) (4) (5)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1152703                0.8578974
Net Assets Attributable to Accumulation Units Outstanding                   10,473              139,755,313
                                                           ================================================
Accumulation Units Issued                                                    7,029              124,322,508
Accumulation Units Redeemed                                                (2,500)            (139,659,513)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                        4,529             (15,337,006)
Beginning Accumulation Units Outstanding                                     4,862              178,261,651
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                        9,390              162,924,645
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:       1.00% /(2) (3) (4) (5)/        0.80% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1413251                0.8649396
Net Assets Attributable to Accumulation Units Outstanding              199,399,644               41,835,565
                                                           ================================================
Accumulation Units Issued                                              130,652,894               41,472,377
Accumulation Units Redeemed                                          (141,390,841)             (41,203,105)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                 (10,737,947)                  269,273
Beginning Accumulation Units Outstanding                               185,473,745               48,100,392
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                  174,735,798               48,369,665
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.95% /(1)/              0.60% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1439911                0.8720313
Net Assets Attributable to Accumulation Units Outstanding                       --                2,312,869
                                                           ================================================
Accumulation Units Issued                                                       --                1,517,643
Accumulation Units Redeemed                                                     --              (1,834,346)
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                           --                (316,703)
Beginning Accumulation Units Outstanding                                        --                2,969,120
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                           --                2,652,417
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.80% /(2)/              0.40% /(2)/
                                                           ------------------------------------------------
Accumulation Unit Value                                                  1.1528696                0.7702955
Net Assets Attributable to Accumulation Units Outstanding               49,259,022                       --
                                                           ================================================
Accumulation Units Issued                                               35,458,734                       --
Accumulation Units Redeemed                                           (34,169,106)                       --
                                                           ------------------------------------------------
Increase (Decrease) in Accumulation Units Outstanding                    1,289,628                       --
Beginning Accumulation Units Outstanding                                41,439,895                       --
                                                           ------------------------------------------------
Ending Accumulation Units Outstanding                                   42,729,523                       --
                                                           ================================================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.60% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  1.1645815
Net Assets Attributable to Accumulation Units Outstanding                1,875,110
                                                           =======================
Accumulation Units Issued                                                1,696,993
Accumulation Units Redeemed                                            (2,378,314)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                    (681,322)
Beginning Accumulation Units Outstanding                                 2,291,545
                                                           -----------------------
Ending Accumulation Units Outstanding                                    1,610,223
                                                           =======================
CONTRACTS WITH MORTALITY AND EXPENSE RISK CHARGE OF:             0.40% /(2)/
                                                           -----------------------
Accumulation Unit Value                                                  0.7264686
Net Assets Attributable to Accumulation Units Outstanding                2,018,002
                                                           =======================
Accumulation Units Issued                                                  964,901
Accumulation Units Redeemed                                              (597,168)
                                                           -----------------------
Increase (Decrease) in Accumulation Units Outstanding                      367,732
Beginning Accumulation Units Outstanding                                 2,410,092
                                                           -----------------------
Ending Accumulation Units Outstanding                                    2,777,824
                                                           =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I        VALIC COMPANY I          VALIC COMPANY I
                                           SMALL CAP STRATEGIC    SMALL CAP AGGRESSIVE        GLOBAL EQUITY
                                               GROWTH FUND            GRWOTH FUND                 FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 85            DIVISION 86              DIVISION 87
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/       1.45% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8440002               1.0276421               0.8828776
Net Assets Attributable to Accumulation
  Units Outstanding                                   71,991,316              53,118,194                  86,614
                                         =======================================================================
Accumulation Units Issued                             62,027,144              42,014,199                  37,983
Accumulation Units Redeemed                         (65,363,560)            (33,433,777)                 (8,300)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (3,336,416)               8,580,422                  29,683
Beginning Accumulation Units
  Outstanding                                         88,644,708              43,117,503                  68,421
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 85,308,292              51,697,924                  98,104
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/       1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8509244               1.0360542               0.8995957
Net Assets Attributable to Accumulation
  Units Outstanding                                   22,584,737              15,307,405             185,895,792
                                         =======================================================================
Accumulation Units Issued                             21,228,224              14,224,583             155,353,709
Accumulation Units Redeemed                         (20,299,609)            (11,268,350)           (173,416,713)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                      928,615               2,956,232            (18,063,004)
Beginning Accumulation Units
  Outstanding                                         25,613,348              11,819,048             224,735,991
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 26,541,963              14,775,280             206,672,987
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.95% /(1)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.8578913               1.0445547               0.9012904
Net Assets Attributable to Accumulation
  Units Outstanding                                      748,130                 864,450                      --
                                         =======================================================================
Accumulation Units Issued                                694,109                 963,879                      --
Accumulation Units Redeemed                            (774,795)               (984,714)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                     (80,686)                (20,835)                      --
Beginning Accumulation Units
  Outstanding                                            952,817                 848,671                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                    872,131                 827,836                      --
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.7632024               0.8347463               0.9069931
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                      --              43,645,778
                                         =======================================================================

Accumulation Units Issued                                     --                      --              43,875,641
Accumulation Units Redeemed                                   --                      --            (46,708,590)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --                      --             (2,832,949)
Beginning Accumulation Units
  Outstanding                                                 --                      --              50,955,540
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --                      --              48,122,591
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.60% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.9144233
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                    3,623,806
                                                                                         =======================
Accumulation Units Issued                                                                              2,661,397
Accumulation Units Redeemed                                                                          (3,127,449)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                    (466,052)
Beginning Accumulation Units
  Outstanding                                                                                          4,429,851
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                  3,963,799
                                                                                         =======================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                                                                              0.40% /(2)/
                                                                                         -----------------------
Accumulation Unit Value                                                                                0.6350659
Net Assets Attributable to Accumulation
  Units Outstanding                                                                                   15,017,977
                                                                                         =======================
Accumulation Units Issued                                                                              4,263,445
Accumulation Units Redeemed                                                                          (3,475,011)
                                                                                         -----------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                                                                      788,434
Beginning Accumulation Units
  Outstanding                                                                                         22,859,470
                                                                                         -----------------------
Ending Accumulation Units Outstanding                                                                 23,647,904
                                                                                         =======================

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. UNIT VALUES, NET ASSETS AND CHANGES
   IN UNITS OUTSTANDING (CONTINUED)


The accumulation units outstanding and analysis of the increase (decrease) in units outstanding as of December 31, 2009.

                                             VALIC COMPANY I         VALIC COMPANY I        VALIC COMPANY I
                                             GLOBAL STRATEGY          FOREIGN VALUE        GLOBAL REAL ESTATE
                                                  FUND                    FUND                    FUND
                                         -----------------------------------------------------------------------
                                               DIVISION 88             DIVISION 89            DIVISION 101
                                         -----------------------------------------------------------------------
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                        1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/ 1.00% /(2) (3) (4) (5)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2749527               1.0764494               0.8389759
Net Assets Attributable to Accumulation
  Units Outstanding                                  321,844,851             622,205,612             217,396,760
                                         =======================================================================
Accumulation Units Issued                            210,523,532             433,405,867             201,716,164
Accumulation Units Redeemed                        (242,419,662)           (475,514,996)           (185,749,285)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                 (31,896,130)            (42,109,129)              15,966,880
Beginning Accumulation Units
  Outstanding                                        284,368,915             620,212,606             243,173,392
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                252,472,784             578,103,477             259,140,271
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.80% /(2)/             0.80% /(2)/             0.80% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2853934               1.0852670               0.8420382
Net Assets Attributable to Accumulation
  Units Outstanding                                   82,485,130             176,894,640              43,361,106
                                         =======================================================================
Accumulation Units Issued                             61,417,199             146,673,320              38,261,250
Accumulation Units Redeemed                         (62,981,148)           (117,326,346)            (36,194,322)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                  (1,563,949)              29,346,973               2,066,927
Beginning Accumulation Units
  Outstanding                                         65,738,597             133,656,004              49,429,780
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                 64,174,648             163,002,977              51,496,707
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.60% /(2)/             0.60% /(2)/             0.60% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                1.2959520               1.0941936               0.8451046
Net Assets Attributable to Accumulation
  Units Outstanding                                    4,664,780              10,356,126               1,174,402
                                         =======================================================================
Accumulation Units Issued                              2,144,662               4,973,620                 888,715
Accumulation Units Redeemed                          (3,084,613)             (6,072,525)               (934,809)
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                    (939,951)             (1,098,904)                (46,094)
Beginning Accumulation Units
  Outstanding                                          4,539,740              10,564,087               1,435,798
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                  3,599,788               9,465,183               1,389,704
                                         =======================================================================
CONTRACTS WITH MORTALITY AND EXPENSE
  RISK CHARGE OF:                              0.40% /(2)/             0.40% /(2)/             0.40% /(2)/
                                         -----------------------------------------------------------------------
Accumulation Unit Value                                0.9369421               0.7748459               0.8482008
Net Assets Attributable to Accumulation
  Units Outstanding                                           --                 918,095                      --
                                         =======================================================================
Accumulation Units Issued                                     --                   6,896                      --
Accumulation Units Redeemed                                   --               (310,279)                      --
                                         -----------------------------------------------------------------------
Increase (Decrease) in Accumulation
  Units Outstanding                                           --               (303,383)                      --
Beginning Accumulation Units
  Outstanding                                                 --               1,488,257                      --
                                         -----------------------------------------------------------------------
Ending Accumulation Units Outstanding                         --               1,184,874                      --
                                         =======================================================================

/(1)/     Offered in registered Potentia Product
/(2)/     Offered in Portfolio Director Product
/(3)/     Offered in Group Unit Purchase Product
/(4)/     Offered in Independence Plus Fixed and Variable Annuity Product
/(5)/     Offered in Impact Fixed and Variable Annuity Product

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for the divisions, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios for each of the five years in the period ended December 31, 2009, follows:

                   AT DECEMBER 31                                   FOR THE YEAR ENDED DECEMBER 31
         ----------------------------------------------  --------------------------------------------------------
                   UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
         UNITS        LOWEST TO             ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
         (000S)        HIGHEST              (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 1
-------------------------------------------------------
2009         396   $ 5.48                 $    2,436     $    2,443    4.74%    0.40% to  1.00%  9.91%
2008         491     4.98                      2,453          2,652    7.31      0.40 to   1.00  -3.97
2007         549     5.19                      2,850          3,060    5.31      0.40 to   1.00   2.63
2006         647     5.06                      3,270          3,370    1.47      0.40 to   1.00   3.48
2005         710     4.89                      3,471          3,686    4.19      0.40 to   1.00   0.77

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 2
-------------------------------------------------------
2009         354   $ 3.02                 $    1,067     $    1,206    0.34%    0.40% to  1.00% -0.70%
2008         443     3.04                      1,344          1,331    2.32      0.40 to   1.00   1.21
2007         439     3.00                      1,317          1,403    4.95      0.40 to   1.00   3.65
2006         514     2.89                      1,488          1,634    4.33      0.40 to   1.00   3.58
2005         637     2.79                      1,779          1,792    2.79      0.40 to   1.00   1.71

VALIC COMPANY I MID CAP INDEX FUND, DIVISION 4
-------------------------------------------------------
2009     233,428   $ 0.82   to    10.29   $2,026,974     $1,616,528    1.84%    0.40% to  1.25% 36.28% to  38.00%
2008     244,773     0.59   to     7.49    1,556,585      2,249,264    1.00      0.40 to   1.25 -38.00 to  -37.00
2007     266,356     1.55   to    11.93    2,889,174      2,854,907    1.00      0.40 to   1.25   6.00 to    7.00
2006     250,494     1.46   to    11.15    2,555,661      2,391,440    1.00      0.40 to   1.25   8.00 to    9.00
2005     233,145     1.35   to    10.20    2,171,514      1,933,336    1.00      0.40 to   1.25  11.00 to   12.00

VALIC COMPANY I ASSET ALLOCATION FUND, DIVISION 5
-------------------------------------------------------
2009      26,016   $ 0.93   to     5.46   $  128,975     $  112,275    3.15%    0.40% to  1.00% 22.38% to  23.00%
2008      27,866     0.75   to     4.44      112,753        142,569    3.18      0.40 to   1.00 -22.88 to  -22.41
2007      32,061     5.22   to     5.74      167,933        172,035    2.82      0.40 to   1.00   5.24 to    5.66
2006      34,238     4.96   to     5.43      170,212        167,501    1.60      0.40 to   1.00  10.65 to   11.09
2005      38,102     4.48   to     4.89      171,347        181,762    2.44      0.40 to   1.00   2.68 to    3.09

VALIC COMPANY I MONEY MARKET I FUND, DIVISION 6
-------------------------------------------------------
2009     203,942   $ 1.02   to     2.34   $  428,483     $  462,539    0.32%    0.40% to  1.25% -1.15% to   0.00%
2008     234,879     1.02   to     2.35      496,779        469,954    2.27      0.40 to   1.25   0.75 to    1.82
2007     211,605     1.08   to     2.31      443,130        413,701    4.70      0.40 to   1.25   3.17 to    4.07
2006     186,929     1.04   to     2.22      384,271        353,153    4.57      0.40 to   1.25   3.11 to    4.00
2005     168,376     1.01   to     2.14      322,035        325,994    2.76      0.40 to   1.25   1.24 to    2.12

VALIC COMPANY I CAPITAL CONSERVATION FUND, DIVISION 7
-------------------------------------------------------
2009      37,698   $ 1.07   to     3.37   $  116,753     $  112,951    4.82%    0.40% to  1.00%  9.91% to  11.00%
2008      38,835     0.97   to     3.06      109,358        141,419    6.13      0.40 to   1.00  -3.97 to   -3.39
2007      59,709     2.91   to     3.17      173,479        190,291    5.24      0.40 to   1.00   2.63 to    3.04
2006      72,949     2.83   to     3.08      207,102        158,612    1.97      0.40 to   1.00   3.48 to    3.89
2005      40,013     2.74   to     2.96      110,122         96,391    3.81      0.40 to   1.00   0.77 to    1.17

VALIC COMPANY I GOVERNMENT SECURITIES FUND, DIVISION 8
-------------------------------------------------------
2009      39,018   $ 1.08   to     3.44   $  123,250     $  130,318    3.56%    0.40% to  1.00% -4.74% to  -4.00%
2008      48,452     1.12   to     3.59      160,387        129,526    2.74      0.40 to   1.00   8.66 to    9.32
2007      33,698     3.02   to     3.29      101,522         96,840    4.49      0.40 to   1.00   6.59 to    7.02
2006      35,001     2.83   to     3.08       99,642        105,383    2.25      0.40 to   1.00   2.01 to    2.42
2005      40,621     2.78   to     3.00      113,302        118,579    3.45      0.40 to   1.00   1.60 to    2.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10A
-------------------------------------------------------
2009       5,436   $21.34                 $  118,342     $  113,495    2.21%    0.94%           24.91%
2008       6,222    17.09                    108,696        158,889    2.14      1.03           -37.83
2007       7,438    27.48                    209,082        221,267    1.50      1.03             4.07
2006       8,641    26.41                    233,452        235,241    0.81      0.99            14.26
2005      10,025    23.11                    237,030        246,941    1.48      0.98             3.52

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10B
-------------------------------------------------------
2009         283   $36.52                 $   10,476     $   10,297    2.15%    0.63%           25.65%
2008         343    29.06                     10,107         14,389    2.23      0.42           -37.46
2007         394    46.48                     18,670         19,183    1.55      0.43             4.68
2006         433    44.40                     19,696         19,747    0.82      0.39            14.91
2005         500    38.64                     19,797         20,921    1.49      0.43             4.11

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                          AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                 ----------------------------------------  ----------------------------------------------------------------
                          UNIT FAIR VALUE       NET         AVERAGE   INVESTMENT  EXPENSE RATIO        TOTAL RETURN LOWEST
                 UNITS      LOWEST TO          ASSETS      NET ASSETS   INCOME    LOWEST TO HIGHEST /         TO
                 (000S)      HIGHEST           (000S)        (000S)   RATIO /(1)/      (2)/             HIGHEST /(3)/
---------------------------------------------------------  ----------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND. DIVISION 10C
---------------------------------------------------------
2009             673,226  $ 0.75  to   4.95  $2,854,853    $2,576,473    2.33%    0.40%   to    1.45%  24.33%  to   25.66%
2008             680,762    0.59  to   3.95   2,299,825     3,429,040    2.00      0.40   to     1.45  -38.00  to   -37.00
2007             780,662    1.10  to   6.33   4,558,255     4,610,909    2.00      0.40   to     1.45    4.00  to     4.00
2006             827,755    1.06  to   6.05   4,663,564     4,416,739    1.00      0.40   to     1.45   14.00  to    15.00
2005             849,383    0.93  to   5.28   4,169,914     4,093,536    1.00      0.40   to     1.45    3.00  to     4.00

VALIC COMPANY I STOCK INDEX FUND, DIVISION 10D
---------------------------------------------------------
2009               1,752  $ 8.03             $   14,143    $   13,440    2.22%    0.40%   to    1.00%  24.91%
2008               1,970    6.43                 12,736        18,529    2.16      0.40   to     1.00  -37.83
2007               2,341   10.34                 24,323        25,605    1.52      0.40   to     1.00    4.07
2006               2,692    9.93                 26,887        26,461    0.83      0.40   to     1.00   14.26
2005               2,979    8.69                 26,034        27,647    1.48      0.40   to     1.00    3.52

VALIC COMPANY I INTERNATIONAL EQUITIES FUND, DIVISION 11
---------------------------------------------------------
2009             546,905  $ 0.68  to   1.68  $  853,578    $  686,672    2.96%    0.40%   to    1.00%  28.31%  to   29.08%
2008             546,311    0.53  to   1.30     664,239       885,419    3.44      0.40   to     1.00  -43.96  to   -43.62
2007             492,598    2.15  to   2.32   1,061,636     1,018,204    2.44      0.40   to     1.00    7.68  to     8.11
2006             463,641    2.00  to   2.14     929,585       796,041    1.71      0.40   to     1.00   21.84  to    22.33
2005             394,287    1.64  to   1.75     648,641       520,365    1.81      0.40   to     1.00   15.82  to    16.29

VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND, DIVISION 12
----------------------------------------------------------
2009              82,271  $ 0.73  to   3.71  $  281,524    $  251,597    2.74%    0.40%   to    1.45%  29.66%  to   31.04%
2008             112,984    0.56  to   2.83     297,995       445,017    2.15      0.40   to     1.45  -40.85  to   -40.22
2007              99,869    1.09  to   4.75     442,767       449,026    1.22      0.40   to     1.45    2.88  to     3.77
2006              98,760    1.06  to   4.58     424,214       394,505    0.74      0.40   to     1.45   13.85  to    14.83
2005             102,370    0.93  to   3.99     384,400       390,447    1.19      0.40   to     1.45    2.56  to     3.45

VALIC COMPANY I INTERNATIONAL GOVERNMENT BOND FUND,
 DIVISION 13
---------------------------------------------------------
2009              56,220  $ 1.10  to   2.92  $  153,805    $  139,893    4.23%    0.40%   to    1.00%  10.47%  to   11.14%
2008              63,244    0.99  to   2.63     156,509       165,606    5.75      0.40   to     1.00   -1.56  to    -0.96
2007              56,482    2.50  to   2.66     141,092       135,703    5.15      0.40   to     1.00    5.95  to     6.38
2006              57,640    2.36  to   2.50     136,108       137,789    4.04      0.40   to     1.00    6.88  to     7.31
2005              64,324    2.20  to   2.33     142,221       147,764    3.96      0.40   to     1.00   -1.60  to    -1.20

VALIC COMPANY I SMALL CAP INDEX FUND, DIVISION 14
---------------------------------------------------------
2009             253,624  $ 0.77  to   3.34  $  771,594    $  625,406    1.87%    0.40%   to    1.45%  26.36%  to   27.71%
2008             269,419    0.60  to   2.62     647,869       881,941    1.61      0.40   to     1.45  -35.42  to   -34.73
2007             302,678    1.44  to   4.03   1,146,052     1,171,294    1.10      0.40   to     1.45   -3.32  to    -2.48
2006             287,518    1.49  to   4.13   1,124,330     1,001,724    0.40      0.40   to     1.45   16.36  to    17.36
2005             260,165    1.28  to   3.52     870,870       745,223    0.95      0.40   to     1.45    2.76  to     3.65

VALIC COMPANY I CORE EQUITY FUND, DIVISION 15
---------------------------------------------------------
2009             126,171  $ 0.73  to   1.95  $  232,389    $  196,305    2.17%    0.40%   to    1.00%  22.12%  to   22.85%
2008             139,868    0.60  to   1.59     210,844       301,477    0.94      0.40   to     1.00  -37.70  to   -37.32
2007             162,588    2.41  to   2.55     389,413       430,337    0.90      0.40   to     1.00    1.95  to     2.36
2006             191,812    2.37  to   2.49     455,319       471,012    0.65      0.40   to     1.00   10.63  to    11.07
2005             233,609    2.14  to   2.24     500,832       535,381    1.04      0.40   to     1.00    2.93  to     3.34

VALIC COMPANY I GROWTH & INCOME FUND, DIVISION 16
---------------------------------------------------------
2009              40,126  $ 0.73  to   2.12  $   80,518    $   68,356    2.57%    0.40%   to    1.45%  20.05%  to   21.33%
2008              44,144    0.60  to   1.75      73,428       106,096    1.90      0.40   to     1.45  -37.67  to   -37.00
2007              49,658    1.09  to   2.79     131,332       136,637    1.20      0.40   to     1.45    5.49  to     6.40
2006              55,058    1.03  to   2.62     137,552       137,079    0.65      0.40   to     1.45   13.68  to    14.66
2005              65,279    0.91  to   2.29     142,823       153,769    1.18      0.40   to     1.45   -0.01  to     0.85

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                   AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
          -----------------------------------------------  ---------------------------------------------------------
                     UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT EXPENSE RATIO      TOTAL RETURN
          UNITS        LOWEST TO              ASSETS       NET ASSETS   INCOME     LOWEST TO         LOWEST TO
          (000S)        HIGHEST               (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/      HIGHEST/(3)/
          -----------------------------------------------  ---------------------------------------------------------
VALIC COMPANY I SCIENCE & TECHNOLOGY FUND, DIVISION 17
---------------------------------------------------------
2009      320,463    $0.54    to     2.51   $  735,085     $  560,627   0.11%    0.40% to  1.45%  63.11% to   64.85%
2008      331,257     0.33    to     1.52      463,670        736,702    --       0.40 to   1.45  -46.77 to   -46.20
2007      360,978     0.62    to     2.84      968,391        970,673    --       0.40 to   1.45   15.98 to    16.99
2006      424,261     0.53    to     2.42      981,809      1,035,644    --       0.40 to   1.45    4.32 to     5.22
2005      511,716     0.51    to     2.30    1,129,864      1,177,302    --       0.40 to   1.45    1.83 to     2.71

VALIC COMPANY I SMALL CAP FUND, DIVISION 18
---------------------------------------------------------
2009      125,005    $0.77    to     2.38   $  278,537     $  230,121   0.56%    0.40% to  1.00%  27.11% to   27.88%
2008      137,567     0.60    to     1.87      240,997        341,874   0.38      0.40 to   1.00  -34.91 to   -34.52
2007      160,027     2.68    to     2.86      428,636        511,816   0.03      0.40 to   1.00   -7.14 to    -6.76
2006      194,385     2.88    to     3.06      561,593        601,283    --       0.40 to   1.00    7.33 to     7.76
2005      231,549     2.68    to     2.84      616,086        622,771    --       0.40 to   1.00    6.26 to     6.69

TEMPLETON GLOBAL ASSET ALLOCATION FUND, DIVISION 19
 (CLOSED)/(7)/
---------------------------------------------------------
2006           --    $  --    to    $  --   $       --     $  403,978   0.00%    0.65% to  1.25%   7.95% to    8.13%
2005      150,266     2.64    to     2.83      398,848        387,058   3.93      0.65 to   1.25    2.57 to     2.98

VALIC COMPANY I INTERNATIONAL GROWTH I FUND, DIVISION 20
---------------------------------------------------------
2009      262,693    $0.73    to     2.18   $  541,547     $  427,517   2.28%    0.40% to  1.00%  34.01% to   34.82%
2008      267,849     0.54    to     1.62      411,248        584,007   1.65      0.40 to   1.00  -42.57 to   -42.22
2007      263,159     2.64    to     2.81      698,587        661,103   0.92      0.40 to   1.00   13.53 to    13.99
2006      258,416     2.33    to     2.47      605,093        506,825   1.83      0.40 to   1.00   25.12 to    25.62
2005      219,896     1.86    to     1.96      408,838        390,878   1.35      0.40 to   1.00   12.57 to    13.02

VALIC COMPANY I CORE VALUE FUND, DIVISION 21
---------------------------------------------------------
2009       85,766    $0.71    to     1.55   $  122,205     $   99,548   2.83%    0.40% to  1.00%  17.81% to   18.52%
2008       89,191     0.60    to     1.31      107,471        156,956   2.32      0.40 to   1.00  -35.88 to   -35.49
2007      109,148     1.87    to     2.04      202,154        231,639   1.64      0.40 to   1.00   -1.44 to    -1.05
2006      126,790     1.90    to     2.06      242,124        233,026   0.82      0.40 to   1.00   15.98 to    16.44
2005      137,303     1.64    to     1.77      225,277        231,100   1.90      0.40 to   1.00    3.52 to     3.94

VANGUARD LONG-TERM INVESTMENT GRADE FUND, DIVISION 22
---------------------------------------------------------
2009       78,886    $1.11    to     2.39   $  170,703     $  156,319   6.25%    0.40% to  1.00%   7.67% to    8.32%
2008       80,380     1.03    to     2.21      161,331        163,740   6.06      0.40 to   1.00    1.27 to     1.89
2007       95,031     1.96    to     2.18      185,261        207,885   5.78      0.40 to   1.00    2.72 to     3.13
2006      116,751     1.91    to     2.11      224,574        214,276   5.71      0.40 to   1.00    1.83 to     2.24
2005      114,312     1.87    to     2.06      215,609        209,251   5.34      0.40 to   1.00    4.09 to     4.51

VANGUARD LONG-TERM TREASURY FUND, DIVISION 23
---------------------------------------------------------
2009      142,416    $1.11    to     2.42   $  317,183     $  355,802   4.13%    0.40% to  1.00% -12.93% to  -12.41%
2008      179,085     1.27    to     2.77      457,525        363,716   4.33      0.40 to   1.00   21.29 to    22.02
2007      138,737     2.09    to     2.27      288,608        280,019   4.84      0.40 to   1.00    8.15 to     8.58
2006      147,344     1.93    to     2.09      286,342        303,205   4.95      0.40 to   1.00    0.73 to     1.13
2005      173,758     1.92    to     2.07      333,761        317,350   4.84      0.40 to   1.00    5.55 to     5.97

VANGUARD WINDSOR II FUND, DIVISION 24
---------------------------------------------------------
2009      715,186    $0.74    to     2.28   $1,462,917     $1,181,133   2.77%    0.65% to  1.25%  25.47% to   26.23%
2008      694,646     0.58    to     1.81    1,128,091      1,499,307   2.96      0.65 to   1.25  -37.49 to   -37.11
2007      669,939     2.65    to     2.89    1,761,795      1,909,890   2.19      0.65 to   1.25    0.95 to     1.36
2006      696,334     2.62    to     2.85    1,837,638      1,671,001   2.33      0.65 to   1.25   16.78 to    17.25
2005      702,946     2.25    to     2.43    1,566,299      1,483,284   2.17      0.65 to   1.25    5.68 to     6.11

VANGUARD WELLINGTON FUND, DIVISION 25
---------------------------------------------------------
2009      581,855    $0.92    to     2.74   $1,395,733     $1,189,390   3.62%    0.65% to  1.25%  20.68% to   21.41%
2008      618,448     0.76    to     2.26    1,225,434      1,497,681   3.54      0.65 to   1.25  -23.26 to   -22.80
2007      633,980     2.65    to     2.93    1,651,772      1,638,117   3.22      0.65 to   1.25    7.02 to     7.45
2006      611,262     2.47    to     2.73    1,524,379      1,384,025   3.09      0.65 to   1.25   13.51 to    13.96
2005      586,360     2.18    to     2.40    1,284,053      1,208,911   2.97      0.65 to   1.25    5.50 to     5.92

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                      AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
             -------------------------------------------------  -------------------------------------------------------
                        UNIT FAIR VALUE             NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
             UNITS        LOWEST TO                ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
             (000S)        HIGHEST                 (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND, DIVISION 26 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  546,967    0.00%   0.40% to  1.20%  0.70% to   1.05%
2005         438,965     0.72    to      1.36       559,314        568,259      --     0.40 to   1.20   8.33 to    9.27

PUTNAM OTC & EMERGING GROWTH FUND, DIVISION 27 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  188,156    0.00%   0.40% to  1.20%  6.07% to   6.43%
2005         300,718     0.57    to      1.29       189,177        194,028      --     0.40 to   1.20   6.20 to    7.11

PUTNAM GLOBAL EQUITY FUND, DIVISION 28 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  376,020    0.00%   0.40% to  1.20%  7.38% to   7.75%
2005         265,050     0.88    to      1.53       373,886        374,697    0.83     0.40 to   1.20   7.12 to    8.05

VALIC COMPANY I LARGE CAP GROWTH FUND, DIVISION 30 (CLOSED)/(7)/
-----------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  324,192    0.18%   0.40% to  1.00% -1.18% to  -1.02%
2005         300,698     1.12    to      1.21       336,720        362,869    0.61     0.40 to   1.00   1.13 to    1.54

AMERICAN CENTURY ULTRA FUND, DIVISION 31 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  942,108    0.00%   0.65% to  1.45% -5.34% to  -5.02%
2005         601,775     0.86    to      1.82     1,007,713      1,036,454    0.12     0.65 to   1.45   0.64 to    1.50

TEMPLETON FOREIGN FUND, DIVISION 32 (CLOSED)/(7)/
--------------------------------------------------------------
2006              --    $  --    to     $  --    $       --     $  676,066    0.00%   0.40% to  1.00%  6.90% to   7.08%
2005         336,992     1.92    to      2.07       645,925        586,347    1.72     0.40 to   1.00   9.53 to    9.97

VALIC COMPANY II INTERNATIONAL SMALL CAP EQUITY FUND, DIVISION 33
------------------------------------------------------------------
2009         376,297    $0.66    to      1.65    $  595,446     $  495,566    1.70%   0.15% to  0.75% 24.64% to  25.39%
2008         406,274     0.52    to      1.32       516,024        616,841    1.17     0.15 to   0.75 -41.85 to  -41.50
2007         347,000     2.18    to      2.26       752,863        702,426    0.59     0.15 to   0.75   5.06 to    5.49
2006         275,096     2.07    to      2.14       569,761        383,808    0.50     0.15 to   0.75  19.33 to   19.81
2005         141,743     1.74    to      1.79       245,939         86,678    0.44     0.15 to   0.75  28.49 to   29.00

VALIC COMPANY II SMALL CAP GROWTH FUND, DIVISION 35
--------------------------------------------------------------
2009          34,299    $0.70    to      1.35    $   44,559     $   33,811    0.00%   0.15% to  1.20% 35.77% to  37.56%
2008          31,934     0.52    to      0.99        30,327         41,375      --     0.15 to   1.20 -44.05 to  -43.31
2007          31,678     0.93    to      1.74        52,812         52,675      --     0.15 to   1.20   2.53 to    3.68
2006          29,224     0.90    to      1.68        47,591         47,517      --     0.15 to   1.20   8.41 to    9.62
2005          28,855     0.83    to      1.53        42,479         41,201      --     0.15 to   1.20   3.26 to    4.41

VALIC COMPANY II SMALL CAP VALUE FUND, DIVISION 36
--------------------------------------------------------------
2009         187,896    $0.80    to      2.05    $  366,264     $  276,720    1.27%   0.15% to  0.75% 23.27% to  24.02%
2008         145,609     0.64    to      1.66       228,970        259,868    1.06     0.15 to   0.75 -30.25 to  -29.83
2007         106,944     2.28    to      2.37       244,244        234,509    0.65     0.15 to   0.75  -7.68 to   -7.30
2006          64,994     2.47    to      2.56       161,107        112,445    0.57     0.15 to   0.75  17.91 to   18.38
2005          45,167     2.10    to      2.16        87,273         93,033    0.68     0.15 to   0.75   5.92 to    6.34

VALIC COMPANY II MID CAP GROWTH FUND, DIVISION 37
--------------------------------------------------------------
2009         162,373    $0.73    to      1.17    $  182,531     $  141,799    0.00%   0.15% to  0.75% 42.60% to  43.45%
2008         167,995     0.51    to      0.82       132,414        166,293      --     0.15 to   0.75 -47.02 to  -46.70
2007          62,487     1.48    to      1.54        91,726         80,411      --     0.15 to   0.75  13.07 to   13.53
2006          46,415     1.31    to      1.36        61,039         55,659      --     0.15 to   0.75  14.21 to   14.66
2005          43,155     1.15    to      1.18        49,299         46,961      --     0.15 to   0.75  10.42 to   10.87

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                        AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
               -----------------------------------------------  -------------------------------------------------------
                         UNIT FAIR VALUE            NET          AVERAGE   INVESTMENT EXPENSE RATIO     TOTAL RETURN
               UNITS       LOWEST TO               ASSETS       NET ASSETS   INCOME     LOWEST TO        LOWEST TO
               (000S)       HIGHEST                (000S)         (000S)   RATIO/(1)/  HIGHEST/(2)/     HIGHEST/(3)/
--------------------------------------------------------------  -------------------------------------------------------
VALIC COMPANY II MID CAP VALUE FUND, DIVISION 38
--------------------------------------------------------------
2009           180,191   $0.78   to      2.95    $ 499, 338      $397,647    1.30%    0.15% to  0.75% 35.75% to  36.57%
2008           193,079    0.57   to      2.17       393,903       513,298     0.46     0.15 to   0.75 -39.15 to  -38.79
2007           137,959    3.41   to      3.54       470,359       494,779     0.46     0.15 to   0.75   2.03 to    2.44
2006           122,876    3.35   to      3.46       411,742       351,099     0.39     0.15 to   0.75  15.87 to   16.34
2005           108,200    2.89   to      2.97       304,188       274,020     0.05     0.15 to   0.75   8.59 to    9.02

VALIC COMPANY II CAPITAL APPRECIATION FUND, DIVISION 39
--------------------------------------------------------------
2009            33,269   $0.64   to      1.09    $   29,011      $ 23,949    1.27%    0.15% to  1.20% 30.38% to  32.10%
2008            35,384    0.49   to      0.83        23,480        32,614     0.07     0.15 to   1.20 -44.98 to  -44.26
2007            27,872    0.89   to      1.51        33,206        16,563     0.54     0.15 to   1.20  18.18 to   19.50
2006             9,377    0.75   to      1.27         9,438        10,004     0.17     0.15 to   1.20   4.09 to    5.25
2005            11,072    0.72   to      1.21        10,593        10,397     0.06     0.15 to   1.20   1.93 to    3.07

VALIC COMPANY II LARGE CAP VALUE FUND, DIVISION 40
--------------------------------------------------------------
2009           106,396   $0.66   to      1.55    $  158,240      $136,168    2.07%    0.15% to  0.75%  9.36% to  10.02%
2008           115,417    0.60   to      1.41       156,942       279,624     1.78     0.15 to   0.75 -37.19 to  -36.81
2007           181,763    2.16   to      2.24       391,778       366,717     0.99     0.15 to   0.75   2.28 to    2.69
2006           141,357    2.11   to      2.18       298,102       125,597     0.97     0.15 to   0.75  17.68 to   18.15
2005            31,182    1.79   to      1.84        55,688        49,323     1.09     0.15 to   0.75   8.05 to    8.48

VALIC COMPANY II SOCIALLY RESPONSIBLE FUND, DIVISION 41
--------------------------------------------------------------
2009           588,653   $0.77   to      1.29    $  724,759      $589,344    1.89%    0.15% to  0.75% 29.72% to  30.50%
2008           624,830    0.59   to      0.99       593,031       845,688     1.67     0.15 to   0.75 -38.01 to  -37.63
2007           673,004    1.53   to      1.59     1,026,361       823,411     1.11     0.15 to   0.75   3.20 to    3.62
2006           331,640    1.48   to      1.53       490,929       255,910     0.88     0.15 to   0.75  14.74 to   15.20
2005           106,547    1.29   to      1.33       136,627       140,003     1.21     0.15 to   0.75   3.31 to    3.72

VALIC COMPANY II MONEY MARKET II FUND, DIVISION 44
--------------------------------------------------------------
2009           177,060   $1.03   to      1.33    $  227,029      $255,923    0.41%    0.15% to  0.75% -0.40% to   0.20%
2008           246,302    1.03   to      1.33       316,406       334,421     2.23     0.15 to   0.75   1.47 to    2.08
2007           268,779    1.26   to      1.31       338,361       287,347     4.48     0.15 to   0.75   3.85 to    4.27
2006           185,594    1.21   to      1.25       225,165       134,616     4.57     0.15 to   0.75   3.81 to    4.22
2005            69,795    1.17   to      1.20        81,819        74,487     2.71     0.15 to   0.75   1.96 to    2.37

VALIC COMPANY I NASDAQ-100(R) INDEX FUND, DIVISION 46
--------------------------------------------------------------
2009           195,757   $0.51   to      0.83    $  101,088      $ 72,999    0.31%    0.40% to  1.00% 53.89% to  54.81%
2008           159,845    0.33   to      0.53        53,618        77,846     0.24     0.40 to   1.00 -42.99 to  -42.65
2007           168,286    0.59   to      0.60        97,988        84,217     0.08     0.40 to   1.00  17.42 to   17.89
2006           160,131    0.50   to      0.51        79,992        81,388     0.08     0.40 to   1.00   5.60 to    6.02
2005           183,978    0.47   to      0.48        87,163        86,087     0.13     0.40 to   1.00   0.24 to    0.64

JANUS ADVISER WORLDWIDE FUND, DIVISION 47 (CLOSED)/(7)/
--------------------------------------------------------------
2006                --   $  --   to     $  --    $       --      $ 34,840    0.00%    0.40% to  1.20%  1.34% to   1.69%
2005            51,168    0.69   to      1.24        35,315        35,762     0.79     0.40 to   1.20   4.54 to    5.44

VALIC COMPANY II AGGRESSIVE GROWTH LIFESTYLE FUND, DIVISION 48
---------------------------------------------------------------
2009            63,007   $0.82   to      1.77    $  107,254      $ 81,839    1.98%    0.15% to  1.20% 27.30% to  28.98%
2008            53,544    0.64   to      1.38        71,085        84,221     2.28     0.15 to   1.20 -33.93 to  -33.05
2007            46,108    1.33   to      2.06        90,631        79,120     1.71     0.15 to   1.20   8.20 to    9.41
2006            35,981    1.23   to      1.89        65,628        51,931       --     0.15 to   1.20  12.35 to   13.60
2005            26,756    1.10   to      1.66        41,368        37,402     1.97     0.15 to   1.20  10.28 to   11.51

VALIC COMPANY II MODERATE GROWTH LIFESTYLE FUND, DIVISION 49
--------------------------------------------------------------
2009            89,780   $0.90   to      1.91    $  164,570      $127,577    2.66%    0.15% to  1.20% 24.28% to  25.91%
2008            80,685    0.71   to      1.52       118,105       132,834     2.48     0.15 to   1.20 -27.25 to  -26.29
2007            68,608    1.37   to      2.07       135,383       116,816     1.47     0.15 to   1.20   7.30 to    8.51
2006            52,393    1.28   to      1.91        96,392        85,239     1.00     0.15 to   1.20   9.40 to   10.62
2005            45,831    1.17   to      1.72        72,955        67,417     1.08     0.15 to   1.20   7.12 to    8.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                    AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
            -----------------------------------------------------  ------------------------------------------------------
                                                                   AVERAGE
                        UNIT FAIR VALUE               NET            NET    INVESTMENT  EXPENSE RATIO     TOTAL RETURN
            UNITS         LOWEST TO                  ASSETS        ASSETS     INCOME      LOWEST TO        LOWEST TO
            (000S)         HIGHEST                   (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  ------------------------------------------------------
VALIC COMPANY II CONSERVATIVE GROWTH LIFESTYLE FUND, DIVISION
 50
-----------------------------------------------------------------
2009         35,263     $0.96     to       1.92     $ 65,146       $ 52,683    3.67%    0.15% to  1.20% 19.14% to  20.71%
2008         32,076      0.80     to       1.60       49,349         54,676    2.62      0.15 to   1.20 -19.51 to  -18.45
2007         29,176      1.34     to       1.96       55,014         46,929    1.59      0.15 to   1.20   5.55 to    6.74
2006         22,047      1.27     to       1.84       39,119         35,405      --      0.15 to   1.20   8.05 to    9.25
2005         20,165      1.17     to       1.68       31,560         29,879    2.84      0.15 to   1.20   4.70 to    5.87

VANGUARD LIFESTRATEGY GROWTH FUND, DIVISION 52
-----------------------------------------------------------------
2009         90,265     $0.77     to       1.43     $124,240       $101,794    2.50%    0.65% to  1.25% 23.44% to  24.18%
2008         85,467      0.62     to       1.16       95,289        119,196    2.44      0.65 to   1.25 -35.21 to  -34.82
2007         80,439      1.71     to       1.78      134,535        127,115    2.42      0.65 to   1.25   6.11 to    6.54
2006         67,292      1.62     to       1.67      109,039         92,358    2.30      0.65 to   1.25  14.69 to   15.15
2005         59,842      1.41     to       1.45       81,292         75,645    2.11      0.65 to   1.25   5.56 to    5.98

VANGUARD LIFESTRATEGY MODERATE GROWTH FUND, DIVISION 53
-----------------------------------------------------------------
2009         95,648     $0.85     to       1.50     $137,961       $115,704    2.80%    0.65% to  1.25% 18.84% to  19.55%
2008         91,608      0.71     to       1.26      111,169        131,333    3.05      0.65 to   1.25 -27.41 to  -26.97
2007         89,599      1.66     to       1.73      143,096        138,333    3.03      0.65 to   1.25   6.02 to    6.44
2006         77,721      1.57     to       1.62      122,075        109,946    2.86      0.65 to   1.25  11.91 to   12.35
2005         74,704      1.40     to       1.44       98,585         93,800    2.61      0.65 to   1.25   4.38 to    4.80

VANGUARD LIFESTRATEGY CONSERVATIVE GROWTH FUND, DIVISION 54
-----------------------------------------------------------------
2009         36,792     $0.92     to       1.52     $ 53,838       $ 46,000    3.11%    0.65% to  1.25% 15.60% to  16.30%
2008         36,297      0.79     to       1.31       45,929         52,588    3.56      0.65 to   1.25 -20.52 to  -20.04
2007         35,724      1.58     to       1.64       54,504         51,119    3.56      0.65 to   1.25   5.65 to    6.08
2006         30,392      1.50     to       1.55       45,390         41,738    3.31      0.65 to   1.25   9.25 to    9.69
2005         30,511      1.37     to       1.41       38,881         39,172    2.93      0.65 to   1.25   3.16 to    3.57

EVERGREEN SPECIAL VALUES FUND, DIVISION 55 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $340,766    0.00%    0.40% to  1.00% 10.02% to  10.20%
2005        155,352      1.98     to       2.04      308,806        262,766    0.90      0.40 to   1.00   9.34 to    9.77

EVERGREEN FUNDAMENTAL LARGE CAP FUND, DIVISION 56 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $169,115    0.09%    0.40% to  1.00%  2.44% to   2.60%
2005        153,476      1.07     to       1.10      164,183        130,097    0.35      0.40 to   1.00   6.54 to    6.97

EVERGREEN EQUITY INCOME FUND, DIVISION 57 (CLOSED) /(7)/
-----------------------------------------------------------------
2006             --     $  --     to      $  --     $     --       $ 24,752    0.24%    0.40% to  1.00%  4.35% to   4.52%
2005         20,068      1.23     to       1.27       24,720         43,787    1.39      0.40 to   1.00   2.50 to    2.91

VALIC COMPANY II CORE BOND FUND, DIVISION 58
-----------------------------------------------------------------
2009         87,930     $1.11     to       1.66     $136,448       $112,683    6.14%    0.15% to  1.20% 14.31% to  15.82%
2008         80,969      0.96     to       1.43      108,756        155,936    5.27      0.15 to   1.20  -6.17 to   -4.93
2007        139,732      1.12     to       1.51      203,021        144,955    4.26      0.15 to   1.20   2.36 to    3.51
2006         61,262      1.09     to       1.46       86,706         61,717    3.87      0.15 to   1.20   3.42 to    4.58
2005         39,368      1.05     to       1.40       49,423         50,952    3.84      0.15 to   1.20   0.72 to    1.84

VALIC COMPANY II STRATEGIC BOND FUND, DIVISION 59
-----------------------------------------------------------------
2009        167,361     $1.07     to       2.14     $344,468       $283,393    5.80%    0.15% to  1.20% 24.17% to  25.81%
2008        159,484      0.85     to       1.71      262,296        308,244    7.78      0.15 to   1.20 -15.44 to  -14.32
2007        164,042      1.34     to       2.00      314,387        278,977    4.88      0.15 to   1.20   2.63 to    3.78
2006        121,930      1.30     to       1.92      227,069        182,636    4.17      0.15 to   1.20   6.98 to    8.17
2005         85,455      1.21     to       1.78      147,391        119,144    4.33      0.15 to   1.20   3.38 to    4.53

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                           AT DECEMBER 31                                  FOR THE YEAR ENDED DECEMBER 31
                   -------------------------------------------  --------------------------------------------------------
                             UNIT FAIR VALUE         NET         AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
                   UNITS       LOWEST TO            ASSETS      NET ASSETS   INCOME      LOWEST TO        LOWEST TO
                   (000S)       HIGHEST             (000S)        (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
--------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY II HIGH YIELD BOND FUND, DIVISION 60
--------------------------------------------------------------
2009               108,230   $0.97   to     1.86   $192,756      $154,152    10.37%    0.15% to  0.75% 42.43% to  43.29%
2008               107,247    0.68   to     1.30    134,056       181,344     8.84      0.15 to   0.75 -31.81 to  -31.40
2007               106,828    1.83   to     1.89    194,418       177,795     5.99      0.15 to   0.75   0.71 to    1.12
2006                67,764    1.81   to     1.87    122,971        99,728     5.56      0.15 to   0.75  11.49 to   11.94
2005                50,480    1.63   to     1.67     82,159        76,176     5.56      0.15 to   0.75   6.44 to    6.87

JANUS FUND, DIVISION 61 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 50,144    0.00%     0.40% to  1.00%  1.31% to   1.48%
2005                81,364    0.62   to     0.63     50,544        50,825     0.07      0.40 to   1.00   2.95 to    3.36

AIM LARGE CAP GROWTH FUND, DIVISION 62 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 19,019    0.00%     0.40% to  1.00% -0.03% to   0.13%
2005                58,454    0.32   to     0.32     17,433        16,321      --       0.40 to   1.00   5.95 to    6.36

CREDIT SUISSE SMALL CAP GROWTH FUND, DIVISION 63 (CLOSED) /(7)/
----------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 55,233    0.00%     0.40% to  1.00%  5.25% to   5.42%
2005                62,555    0.81   to     0.83     50,774        53,651      --       0.40 to   1.00  -4.26 to   -3.88

MSIF TRUST MID CAP GROWTH PORTFOLIO, DIVISION 64 (CLOSED) /(7)/
----------------------------------------------------------------
2006                     1   $  --   to    $  --   $     --      $126,143    0.00%     0.40% to  1.00%  3.38% to   3.54%
2005               141,998    0.81   to     0.83    115,617        85,448      --       0.40 to   1.00  16.90 to   17.37

EVERGREEN SPECIAL EQUITY FUND, DIVISION 65 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 45,179    0.00%     0.40% to  1.00%  4.52% to   4.69%
2005                45,946    0.98   to     1.00     43,270        41,574      --       0.40 to   1.00   5.94 to    6.36

SIT SMALL CAP GROWTH FUND, DIVISION 66 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $135,970    0.00%     0.40% to  1.00%  6.29% to   6.47%
2005               169,656    0.74   to     0.76    126,041        93,457      --       0.40 to   1.00  17.35 to   17.81

SIT MID CAP GROWTH FUND, DIVISION 67 (CLOSED) /(7)/
--------------------------------------------------------------
2006                    --   $  --   to    $  --   $     --      $ 29,303    0.00%     0.40% to  1.00%  0.85% to   1.01%
2005                44,640    0.66   to     0.67     29,385        22,200      --       0.40 to   1.00  14.12 to   14.58

ARIEL FUND, DIVISION 68
--------------------------------------------------------------
2009               209,571   $0.78   to     1.65   $326,053      $228,895    0.02%     0.40% to  1.00% 61.79% to  62.76%
2008               210,618    0.48   to     1.02    202,490       331,104     0.97      0.40 to   1.00 -48.77 to  -48.46
2007               236,938    1.92   to     1.97    450,527       516,328     0.28      0.40 to   1.00  -2.69 to   -2.30
2006               263,335    1.97   to     2.02    519,165       542,024      --       0.40 to   1.00   9.25 to    9.69
2005               312,798    1.80   to     1.84    565,241       567,495     0.30      0.40 to   1.00  -0.08 to    0.32

ARIEL APPRECIATION FUND, DIVISION 69
--------------------------------------------------------------
2009               155,818   $0.89   to     1.69   $250,852      $180,169    0.17%     0.40% to  1.00% 61.33% to  62.31%
2008               163,108    0.55   to     1.04    162,793       249,409     0.55      0.40 to   1.00 -41.33 to  -40.97
2007               188,042    1.72   to     1.77    322,748       373,503     0.46      0.40 to   1.00  -2.38 to   -1.99
2006               219,434    1.76   to     1.81    387,982       400,034     0.04      0.40 to   1.00   9.84 to   10.28
2005               268,624    1.61   to     1.64    432,565       428,952     0.29      0.40 to   1.00   1.90 to    2.31

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31                                      FOR THE YEAR ENDED DECEMBER 31
              -------------------------------------------------  --------------------------------------------------------
                           UNIT FAIR VALUE           NET          AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
               UNITS         LOWEST TO              ASSETS       NET ASSETS   INCOME      LOWEST TO        LOWEST TO
               (000S)         HIGHEST               (000S)         (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
---------------------------------------------------------------  --------------------------------------------------------
LOU HOLLAND GROWTH FUND, DIVISION 70
---------------------------------------------------------------
2009             48,213    $0.87    to     0.96   $   45,224     $   33,476    0.00%    0.40% to  1.00% 37.69% to  38.51%
2008             43,833     0.63    to     0.70       29,858         40,753     --       0.40 to   1.00 -35.48 to  -35.09
2007             46,918     1.04    to     1.07       49,287         50,747    0.03      0.40 to   1.00   8.31 to    8.74
2006             54,091     0.96    to     0.99       52,523         53,040    0.08      0.40 to   1.00   4.19 to    4.60
2005             35,123     0.93    to     0.94       32,586         33,411     --       0.40 to   1.00  -1.78 to   -1.39

DREYFUS BASIC U.S. MORTGAGE SECURITIES FUND, DIVISION 71
 (CLOSED) /(7)/
---------------------------------------------------------------
2006                 --    $  --    to    $  --   $       --     $   83,491    1.80%    0.40% to  1.00% -0.98% to  -0.82%
2005             68,813     1.27    to     1.30       87,314         92,323    4.06      0.40 to   1.00   2.42 to    2.83

VALIC COMPANY I BLUE CHIP GROWTH FUND, DIVISION 72
---------------------------------------------------------------
2009            524,641    $0.77    to     0.87   $  440,473     $  342,959    0.26%    0.40% to  1.00% 41.70% to  42.55%
2008            451,191     0.54    to     0.61      267,117        293,877    0.17      0.40 to   1.00 -43.47 to  -43.13
2007            133,943     1.04    to     1.07      136,613        115,156    0.25      0.40 to   1.00  11.96 to   12.41
2006             95,874     0.93    to     0.95       89,448         70,303    0.23      0.40 to   1.00   8.36 to    8.79
2005             66,987     0.86    to     0.88       57,625         49,913    0.15      0.40 to   1.00   4.85 to    5.28

VALIC COMPANY I HEALTH SCIENCES FUND, DIVISION 73
---------------------------------------------------------------
2009            134,702    $0.91    to     1.33   $  173,403     $  143,741    0.00%    0.40% to  1.00% 30.20% to  30.99%
2008            143,853     0.70    to     1.02      142,129        181,521     --       0.40 to   1.00 -30.28 to  -29.86
2007            146,379     1.41    to     1.45      206,206        192,854     --       0.40 to   1.00  16.38 to   16.85
2006            153,030     1.21    to     1.24      185,880        186,065     --       0.40 to   1.00   7.38 to    7.81
2005            158,484     1.13    to     1.15      179,167        159,035     --       0.40 to   1.00  11.91 to   12.35

VALIC COMPANY I VALUE FUND, DIVISION 74
---------------------------------------------------------------
2009            140,943    $0.72    to     1.14   $  156,504     $  137,329    2.23%    0.40% to  1.00% 32.09% to  32.88%
2008            178,504     0.54    to     0.86      150,143        191,340    1.03      0.40 to   1.00 -42.74 to  -42.39
2007             66,464     1.46    to     1.49       96,744         83,751    0.40      0.40 to   1.00   5.23 to    5.66
2006             56,286     1.39    to     1.41       78,054        147,228    0.95      0.40 to   1.00  15.18 to   15.64
2005            118,410     1.20    to     1.22      154,746         63,923    1.01      0.40 to   1.00   5.29 to    5.71

VALIC COMPANY I BROAD CAP VALUE INCOME FUND, DIVISION 75 /(6)/
---------------------------------------------------------------
2009             19,603    $0.78    to     0.95   $   20,667     $   16,746    2.34%    0.40% to  1.00% 24.07% to  24.82%
2008             20,170     0.62    to     0.76       17,061         22,875    2.18      0.40 to   1.00 -35.12 to  -34.73
2007             22,643     1.16    to     1.17       28,810         30,508    1.53      0.40 to   1.00   0.93 to    1.33
2006             22,478     1.15    to     1.16       28,574         17,489    1.56      0.40 to   1.00  15.53 to   15.99
2005                 --     1.00    to     1.00        2,492          2,418    0.18      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I LARGE CAP CORE FUND, DIVISION 76 /(6)/
---------------------------------------------------------------
2009            101,838    $0.88    to     1.09   $  109,687     $   93,286    1.47%    0.40% to  1.00% 36.93% to  37.75%
2008            120,552     0.64    to     0.79       94,759         76,422    0.72      0.40 to   1.00 -33.15 to  -32.75
2007             55,647     1.17    to     1.18       65,016         86,523    0.59      0.40 to   1.00   6.96 to    7.39
2006             92,452     1.10    to     1.10      101,149         79,956    1.16      0.40 to   1.00  11.38 to   11.83
2005                 --     0.99    to     0.99        2,465          2,417    0.10      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I INFLATION PROTECTED FUND, DIVISION 77 /(4)/
---------------------------------------------------------------
2009            172,929    $1.06    to     1.12   $  195,635     $  154,654    1.04%    0.40% to  1.00%  8.49% to   9.15%
2008            143,120     0.97    to     1.03      150,002        133,699    4.83      0.40 to   1.00  -6.27 to   -5.70
2007             12,515     1.08    to     1.09       18,510         16,303    4.06      0.40 to   1.00   6.74 to    7.17
2006             11,130     1.01    to     1.02       16,158         16,374    3.33      0.40 to   1.00  -0.59 to   -0.19
2005             11,057     1.02    to     1.02       16,390         10,892    5.42      0.40 to   1.00   1.72 to    2.13

VALIC COMPANY I VALIC GROWTH FUND, DIVISION 78 /(6)/
---------------------------------------------------------------
2009            764,385    $0.80    to     0.92   $  691,637     $  568,285    0.95%    0.40% to  1.45% 34.55% to  35.98%
2008            826,768     0.59    to     0.68      553,158        817,995    0.02      0.40 to   1.45 -40.51 to  -39.88
2007            929,273     1.11    to     1.13    1,026,352      1,016,333     --       0.40 to   1.45  19.27 to   20.31
2006          1,133,942     0.93    to     0.94    1,057,786        662,673    0.02      0.40 to   1.45  -4.76 to   -3.94
2005                 --     0.98    to     0.98        2,448          2,412     --       0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)

                     AT DECEMBER 31                                           FOR THE YEAR ENDED DECEMBER 31
             ----------------------------------------------------  --------------------------------------------------------
                         UNIT FAIR VALUE              NET           AVERAGE   INVESTMENT  EXPENSE RATIO     TOTAL RETURN
             UNITS         LOWEST TO                 ASSETS        NET ASSETS   INCOME      LOWEST TO        LOWEST TO
             (000S)         HIGHEST                  (000S)          (000S)   RATIO /(1)/ HIGHEST /(2)/    HIGHEST /(3)/
-----------------------------------------------------------------  --------------------------------------------------------
VALIC COMPANY I LARGE CAPITAL GROWTH FUND, DIVISION 79 /(4)/
-----------------------------------------------------------------
2009         371,886     $0.77     to      1.02     $372,794        $310,848     0.86%    0.40% to  1.45% 29.26% to  30.64%
2008         402,218      0.59     to      0.78      310,364         445,695     0.24      0.40 to   1.45 -39.43 to  -38.78
2007         453,068      1.25     to      1.28      563,543         572,421     0.21      0.40 to   1.45  13.42 to   14.41
2006         524,432      1.10     to      1.12      581,819         352,220     0.38      0.40 to   1.45   5.69 to    6.60
2005              --      1.04     to      1.05       10,590          10,032     0.19      0.40 to   1.45   3.54 to    4.42

SUNAMERICA 2010 HIGH WATERMARK FUND, DIVISION 80 (CLOSED) /( 8)/
-----------------------------------------------------------------
2008              --        --     to        --           --          13,452      --      0.40% to  1.00%  1.59% to   1.71%
2007          24,209      1.11     to      1.12       26,904          27,270     3.21      0.40 to   1.00   4.56 to    4.98
2006          25,877      1.06     to      1.07       27,502          26,647     3.31      0.40 to   1.00   5.54 to    5.96
2005          24,719      1.01     to      1.01       24,851          15,326     3.25      0.40 to   1.00   0.00 to    0.00

SUNAMERICA 2015 HIGH WATERMARK FUND, DIVISION 81 /( 5)/
-----------------------------------------------------------------
2009          25,578     $0.91     to      1.11     $ 27,849        $ 27,673     1.91%    0.65% to  1.25% -1.64% to  -1.05%
2008          26,300      0.92     to      1.12       29,108          27,723     2.01      0.65 to   1.25  -5.96 to   -5.39
2007          23,039      1.18     to      1.19       27,109          26,814     3.37      0.65 to   1.25   4.51 to    4.93
2006          22,809      1.13     to      1.13       25,642          22,933     3.46      0.65 to   1.25   9.17 to    9.61
2005          18,614      1.03     to      1.03       19,186          10,516     3.23      0.65 to   1.25   0.00 to    0.00

SUNAMERICA 2020 HIGH WATERMARK FUND, DIVISION 82 /(5)/
-----------------------------------------------------------------
2009          13,153     $0.75     to      0.93     $ 12,042        $ 11,690     2.24%    0.65% to  1.25% -7.32% to  -6.76%
2008          12,028      0.81     to      1.00       11,879          12,395     2.22      0.65 to   1.25 -17.31 to  -16.80
2007          10,834      1.19     to      1.21       12,934          11,890     3.84      0.65 to   1.25   4.46 to    4.88
2006           9,426      1.14     to      1.15       10,772           9,246     3.64      0.65 to   1.25   9.47 to    9.91
2005           7,051      1.04     to      1.05        7,357           3,615     3.42      0.65 to   1.25   0.00 to    0.00

VALIC COMPANY I MID CAP STRATEGIC GROWTH FUND, DIVISION 83
 /(4)/
-----------------------------------------------------------------
2009         221,863     $0.73     to      1.16     $252,605        $199,361     0.64%    0.40% to  1.45% 44.94% to  46.49%
2008         231,620      0.50     to      0.80      181,182         295,424      --       0.40 to   1.45 -48.83 to  -48.29
2007         257,885      1.50     to      1.54      389,160         335,778      --       0.40 to   1.45  27.83 to   28.94
2006         259,327      1.18     to      1.20      307,168         199,628     0.07      0.40 to   1.45   4.56 to    5.46
2005              --      1.13     to      1.14       11,422          10,396      --       0.40 to   1.45  11.45 to   12.40

VALIC COMPANY I SMALL CAP SPECIAL VALUES FUND, DIVISION 84 /(6)/
-----------------------------------------------------------------
2009         213,947     $0.77     to      0.87     $184,086        $149,260     1.98%    0.40% to  1.00% 30.19% to  30.97%
2008         229,331      0.59     to      0.67      151,515         219,815     1.09      0.40 to   1.00 -36.15 to  -35.76
2007         272,853      1.03     to      1.04      279,734         350,729     0.66      0.40 to   1.00 -10.95 to  -10.59
2006         325,757      1.16     to      1.16      376,054         222,427     0.93      0.40 to   1.00  17.96 to   18.43
2005              --      0.98     to      0.98        4,916           4,814     0.12      0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL MID GROWTH FUND, DIVISION 85 /(6)/
-----------------------------------------------------------------
2009         112,722     $0.76     to      0.86     $ 95,333        $ 76,536     0.25%    0.40% to  1.00% 39.45% to  40.29%
2008         115,211      0.54     to      0.61       69,837         101,001     0.08      0.40 to   1.00 -40.30 to  -39.93
2007         128,891      1.01     to      1.02      128,428         151,573      --       0.40 to   1.00  -3.79 to   -3.40
2006         159,122      1.05     to      1.06      166,683         106,306      --       0.40 to   1.00   5.87 to    6.29
2005              --      1.00     to      1.00        2,490           2,424      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I SMALL CAP AGGRESSIVE GROWTH FUND, DIVISION 86 /(6)/
--------------------------------------------------------------------
2009          67,301     $0.83     to      1.04     $ 69,293        $ 48,669     0.01%    0.40% to  1.00% 51.58% to  52.49%
2008          55,785      0.55     to      0.69       37,879          54,383      --       0.40 to   1.00 -41.16 to  -40.80
2007          61,000      1.15     to      1.16       69,884          56,667      --       0.40 to   1.00  13.29 to   13.74
2006          48,733      1.02     to      1.02       49,519          32,409      --       0.40 to   1.00   3.76 to    4.17
2005              --      0.98     to      0.98        2,453           2,411      --       0.40 to   1.00   0.00 to    0.00

VALIC COMPANY I GLOBAL EQUITY FUND, DIVISION 87 /(6)/
-----------------------------------------------------------------
2009         282,505     $0.64     to      0.91     $248,410        $205,613     0.38%    0.40% to  1.45% 27.72% to  29.08%
2008         303,049      0.49     to      0.71      208,026         328,038     1.18      0.40 to   1.45 -46.87 to  -46.30
2007         337,867      1.30     to      1.32      434,029         451,456     1.72      0.40 to   1.45   7.48 to    8.42
2006         354,730      1.21     to      1.22      430,266         248,458     2.17      0.40 to   1.45  20.86 to   21.90
2005              --      1.00     to      1.00        2,507           2,433     0.08      0.40 to   1.45   0.00 to    0.00

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)


                     AT DECEMBER 31                                     FOR THE YEAR ENDED DECEMBER 31
            ----------------------------------------------  -------------------------------------------------------
                       UNIT FAIR VALUE            NET        AVERAGE   INVESTMENT  EXPENSE RATIO      TOTAL RETURN
            UNITS        LOWEST TO               ASSETS     NET ASSETS   INCOME      LOWEST TO         LOWEST TO
            (000S)        HIGHEST                (000S)       (000S)   RATIO /(1)/ HIGHEST /(2)/     HIGHEST /(3)/
            ---------- ----------------------  ------------ ---------- ----------  --------------  ------------------
VALIC COMPANY I GLOBAL STRATEGY FUND, DIVISION 88 /(6)/
------------------------------------------------------------
2009        320,247    $0.94    to     1.30    $  409,351   $  349,195   10.60%    0.40% to  1.00%  22.79% to   23.53%
2008        354,647     0.76    to     1.05       369,050      447,117    5.76     0.40  to  1.00  -21.58  to  -21.11
2007        383,458     1.32    to     1.34       506,215      487,999    1.46     0.40  to  1.00    8.98  to    9.42
2006        364,752     1.21    to     1.22       442,018      252,385    2.36     0.40  to  1.00   19.92  to   20.40
2005             --     1.01    to     1.01         5,070        4,882    0.09     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I FOREIGN VALUE FUND, DIVISION 89 /(6)/
------------------------------------------------------------
2009        751,757    $0.77    to     1.09    $  810,513   $  642,165    2.97%    0.40% to  1.00%  45.89% to   46.77%
2008        765,921     0.53    to     0.75       565,647      820,333    3.43     0.40  to  1.00  -45.10  to  -44.77
2007        844,141     1.34    to     1.36     1,120,870    1,014,476    0.90     0.40  to  1.00   10.05  to   10.50
2006        692,139     1.22    to     1.23       841,622      442,935    1.98     0.40  to  1.00   20.97  to   21.46
2005             --     1.01    to     1.01         2,526        2,439    0.03     0.40  to  1.00    0.00  to    0.00

VALIC COMPANY I GLOBAL REAL ESTATE FUND, DIVISION 101 /(9)/
------------------------------------------------------------
2009        312,027    $0.84    to     0.85    $  270,476   $  208,280   13.12%    0.40% to  1.00%  30.58% to   31.36%
2008        294,039     0.64    to     0.65       195,460       51,139    5.32     0.40  to  1.00  -35.75  to  -35.43

--------
/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

/(2)/ These amounts represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, net of any expense reimbursements, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

/(4)/     Funds commenced operations on December 17, 2004.

/(5)/     Funds commenced operations on February 18, 2005.

/(6)/     Funds commenced operations on December 5, 2005.

/(7)/     Funds were closed as of May 19, 2006.

/(8)/     Fund commenced operations on February 18, 2005 and closed April 21,
          2008.

/(9)/     Fund commenced operations on March 7, 2008.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP, INC.

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to
(i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                              SEPARATE ACCOUNT A
                                      OF
                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

9. SUBSEQUENT EVENTS

On March 1, 2010, American International Group announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG. Due to this sale, AIG Global Investment Corp. is no longer affiliated with the Company.

                               Portfolio Director
                              Portfolio Director 2
                             Portfolio Director Plus
                  Fixed and Variable Deferred Annuity Contracts

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements:

     (i) Audited Financial Statements - The Variable Annuity Life Insurance Company
          Report of Independent Registered Public Accounting Firm
          Consolidated Balance Sheets
          Consolidated Statements of Income (Loss)
          Consolidated Statements of Comprehensive Income (Loss)
          Consolidated Statements of Shareholder's Equity
          Consolidated Statements of Cash Flows
          Notes to the Consolidated Financial Statements

     (ii) Audited Financial Statements - The Variable Annuity Life Insurance Company Separate Account A
          Report of Independent Registered Public Accounting Firm
          Statement of Assets and Liabilities
          Statement of Operations
          Schedule of Portfolio Investments
          Statements of Changes in Net Assets
          Notes to the Financial Statements


(b)  Exhibits

1.          Resolutions adopted by The Variable Annuity Life Insurance Company
            Board of Directors at its Annual Meeting of April 18, 1979
            establishing The Variable Annuity Life Insurance Company Separate
            Account A. (1)
1(b).       Restated Resolutions dated September 1, 2002, adopted by unanimous written consent of Executive Committee of The Variable Annuity Life
            Insurance Company Board of Directors. (8)
2.          Not Applicable.
3(a).       Underwriting Agreement between The Variable Annuity Life Insurance
            Company, The Variable Annuity Life Insurance Company Separate
            Account A and A. G. Distributors, Inc. (2)
4(a).       Specimen Individual Annuity Contract. (Form UIT-194). (1)
4(b)(i).    Specimen Group Annuity Contract. (Form UITG-194). (1)
4(b)(ii).   Specimen Individual Non-Qualified Annuity Contract. (Form UITN-194).
            (1)
4(b)(iii).  Specimen Certificate of Participation under Group Annuity Contract
            (Form UITG-194P). (1)
4(b)(iv).   Specimen Individual Retirement Account Annuity Contract. (Form
            UIT-IRA-194). (1)
4(b)(v).    Specimen Simplified Employee Pension Contract (Form UIT-SEP-194).
            (1)
4(b)(vi).   Specimen Endorsement to Group Annuity Contract or Certificate of
            Participation under Group Annuity Contract. (Form UITG-194-RSAC), effective upon issuance. (3)
4(b)(vii).  Specimen SIMPLE Individual Retirement Annuity Contract (Form
            UIT-SIMPLE-897). (4)
4(b)(viii). Specimen Portfolio Director Endorsement to Individual Annuity
            Contract (Form IPD-798). (4)
4(b)(ix).   Specimen Portfolio Director Individual Retirement Annuity (IRA)
            Endorsement to Individual Retirement Account Annuity Contract (Form
            IPDIRA-798). (4)
4(b)(x).    Specimen Portfolio Director Non-Qualified Deferred Annuity (NQDA)
            Endorsement to Individual Non-Qualified Annuity Contract (Form
            IPDN-798). (4)
4(b)(xi).   Specimen Economic Growth and Tax Relief Reconciliation Act
            ("EGTRRA") Retirement Plan Annuity Contract Endorsement (Form
            EGTR-302). (8)
4(b)(xii).  Specimen EGTRRA Individual Retirement Annuity Endorsement (Form
            EGTRIRA 802). (8)
4(b)(xiii). Specimen EGTRRA Roth Individual Retirement Annuity Endorsement (Form
            ROTHEGTR-802). (8)
4(b)(xiv).  Form of Guaranteed Minimum Withdrawal Benefit Endorsement. (9)

4(b)(xv).   Form of Premium Enhancement Credit Endorsement on First-Year
            Contributions. (12)
4(b)(xvi).  Form of Premium Enhancement Credit Endorsement on Eligible Deposits.
            (12)
5(a)(i).    Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with all plan types except Individual Retirement Annuities (IRA),
            Simplified Employee Pension Plan (SEP), and Non-Qualified Deferred
            Annuities (NQDA). (8)
5(a)(ii).   Specimen Application for Portfolio Director/Portfolio Director
            2/Portfolio Director Plus Fixed and Variable Annuity for use with
            Individual Retirement Annuities (IRA), Simplified Employee Pension
            Plans (SEP), and Non-Qualified Deferred Annuities (NQDA). (8)
5(b).       Specimen Group Master Application. (8)
6(a).       Copy of Amended and Restated Articles of Incorporation of The
            Variable Annuity Life Insurance Company, effective as of April 28,
            1989. (1)
6(b).       Copy of Amendment Number One to Amended and Restated Articles of
            Incorporation of The Variable Annuity Life Insurance Company (as
            amended through April 28, 1989) effective March 28, 1990 (1)
6(c).       Copy of Amended and Restated Bylaws of The Variable Annuity Life
            Insurance Company as amended through August 3, 2006. (10)
7.          Not Applicable.
8(a).       (1) Participation Agreement between The Variable Annuity Life
            Insurance Company and Vanguard Group, Inc. (5)
            (2)  Amendment  No.  1 to  Participation  Agreement  between  The
            Variable  Annuity Life Insurance  Company and The Vanguard Group,
            Inc., effective July 17, 1998. (6)
8(b)(i).    Form of Participation Agreement between The Variable Annuity Life
            Insurance Company, Ariel Investment Trust and Ariel Distributors,
            Inc. dated November 7, 2000. (7)
8(b)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and Ariel Distributors, Inc. (7)
8(c)(i).    Form of Participation Agreement among The Variable Annuity Life
            Insurance Company, Forum Funds and Holland Capital Management LLC
            dated as of January 28, 2010. (Filed herewith)
8(c)(ii).   Form of Administrative Services Agreement between The Variable
            Annuity Life Insurance Company and Holland Capital Management, L.P.
            dated November 1, 2000. (7)
9.          Opinion of Counsel and Consent of Depositor. (11)
10.         Consent of Independent Registered Public Accounting Firm. (Filed
            herewith)
11.         Not Applicable.
12.         Not Applicable.
13.         Calculation of standard and nonstandard performance information. (3)
14(a)       Powers of Attorney - The Variable Annuity Life Insurance Company
            (Filed herewith)
14(b)       Powers of Attorney - The Variable Annuity Life Insurance Company.
            (13)
15.         Supplemental Information Form which discloses Section 403(b)(11)
            withdrawal restrictions as set forth in a no-action letter issued by the SEC on November 28, 1988, and which requires the signed acknowledgement of participants who purchase Section 403(b) annuities with regard to these withdrawal restrictions. (1)

/(1)/ Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 1996, Accession No. 0000950129-96-000265.

/(2)/ Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on April 26, 2000, Accession No. 0000950129-00-001969.

/(3)/ Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 23, 1997, Accession No. 0000950129-97-005374.

/(4)/ Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 17, 1998, Accession No. 0000950129-98-005074.

/(5)/ Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on June 28, 1996, Accession No. 0000950129-96-001391.

/(6)/ Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on September 1, 1998, Accession No. 0000950129-98-003727.

/(7)/ Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on November 3, 2000, Accession No. 0000950129-00-005232.

/(8)/ Incorporated by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account filed on April 30, 2003, Accession No. 0000899243-03-000987.

/(9)/ Incorporated by reference to Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 033-75292/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on March 1, 2006, Accession No. 0000354912-06-000020.

/(10)/ Incorporated by reference to Initial Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on October 11, 2006, Accession No. 0001193125-06-206012.

/(11)/ Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on December 15, 2006, Accession No. 0001193125-06-254482.

/(12)/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on May 25, 2007, Accession No. 0000354912-07-000021.

/(13)/ Incorporated by reference to Post-Effective Amendment No.6 to Form N-4 (File No. 333-137942/811-03240) of The Variable Annuity Life Insurance Company Separate Account A filed on February 22, 2008, Accession No. 0001193125-08-036236.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

   NAMES                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
 --------                     -----------------------------------------
Jay S. Wintrob*               Director
Bruce R. Abrams               Director, President and Chief Executive Officer
Michael J. Akers              Director, Senior Vice President & Chief Actuary
Jim Coppedge                  Director, Senior Vice President & General Counsel
N. Scott Gillis**             Director, Senior Vice President & Principal Financial Officer
Roger E. Hahn                 Director & Investment Officer
Sharla Jackson ***            Director, Executive Vice President - Operations
Kathleen M. McCutcheon        Director and Senior Vice President - Human Resources
Dean Miller ****              Director
Shawn Duffy                   Executive Vice President
Greg Garvin                   Executive Vice President

   NAMES                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
 --------                     -----------------------------------------
Glenn Harris                  Executive Vice President
Leslie K. Bates               Senior Vice President
Kurt W. Bernlohr              Senior Vice President
Lillian Caliman               Senior Vice President & Divisional Chief Information Officer
Laurel Cochennet              Senior Vice President
Evelyn Curran                 Senior Vice President
David H. den Boer             Senior Vice President & Chief Compliance Officer
Joseph P. McKernan            Senior Vice President - Information Technology
Thomas G. Norwood             Senior Vice President - Broker/Dealer Operations
Brenda Simmons                Senior Vice President
Robert E. Steele***           Senior Vice President -Specialty Products
Bob Architect                 Vice President
Richard L. Bailey             Vice President -Group Actuarial
David E. Ballard*             Vice President
William B. Bartelloni         Vice President
Mary C. Birmingham            Vice President
Gregory Stephen Broer         Vice President -Actuarial
Richard A. Combs              Vice President -Actuarial
Neil J. Davidson              Vice President -Actuarial
Robin Farris                  Vice President
Tracy Fielder                 Vice President
Darlene Flagg                 Vice President - Case Development
Mark D. Foster                Vice President -VFA Compensation
Daniel Fritz                  Vice President -Actuarial
Marc Gamsin*                  Vice President
David W. Hilbig               Vice President - Education Services & Marketing Communications
Eric B. Holmes                Vice President
Michael R. Hood               Vice President
Jeffrey M. Hughes             Vice President
Stephen M. Hughes             Vice President - Marketing
Richard D. Jackson            Vice President
Joanne M. Jarvis              Vice President - Sales Planning & Reporting
Dave Jorgensen                Vice President and Controller
Joan M. Keller                Vice President - Client Service Processing
Ted G. Kennedy                Vice President - Government Relations
Calvin King                   Vice President - North Houston CCC
John Malcolm                  Vice President
Lou McNeal                    Vice President
Michael M. Mead*              Vice President
Greg Outcalt*                 Vice President
Rembert R. Owen, Jr.          Vice President & Assistant Secretary
John N. Packs                 Vice President
William J. Rapp               Vice President
Phillip W. Schraub            Vice President
Cynthia S. Seeman             Vice President
Cindy Short                   Vice President
Katherine Stoner              Vice President & Secretary
Richard Turner                Vice President - Retirement Services Tax
Krien VerBerkmoes             Vice President - Sales Compliance
Thomas M. Ward                Vice President
Troy Fukumoto*                Investment Officer
Thomas H. McMeekin****        Investment Officer
Locklan O. McNew              Investment Officer
Russell Lessard               Chief AML Officer
W. Larry Mask                 Real Estate Investment Officer & Assistant Secretary
Daniel R. Cricks              Tax Officer

   NAMES                      POSITIONS AND OFFICES HELD WITH DEPOSITOR
 --------                     -----------------------------------------
Tracey E. Harris              Assistant Secretary
Debra L. Herzog               Assistant Secretary
Paula G. Payne                Assistant Secretary
Connie E. Pritchett***        Assistant Secretary
John Fleming                  Assistant Treasurer
Linda L. Pinney               Assistant Treasurer
Robert C. Bauman              Assistant Vice President
Paul Hoepfl                   Assistant Vice President
Joyce Bilski                  Administrative Officer
Kara R. Boling                Administrative Officer
Fred Caldwell                 Administrative Officer
Debbie G. Fewell***           Administrative Officer
Tom Goodwin                   Administrative Officer
Wendy Green***                Administrative Officer
John Griggs                   Administrative Officer
Carolyn Gutierrez             Administrative Officer
Freda Lee                     Administrative Officer
Joella McPherson              Administrative Officer
David Malleck***              Administrative Officer
Steven Mueller                Administrative Officer
Sheryl Reed                   Administrative Officer
Carolyn Roller***             Administrative Officer
Jennifer E. Sailors           Administrative Officer
Diana Smirl***                Administrative Officer
Kathryn T. Smith              Administrative Officer

*    1 SunAmerica Center, Los Angeles, California 90067-6022
**   21650 Oxnard Ave., Woodland Hills, California 91367
***  205 E. 10th Avenue, Amarillo, Texas 79101
**** 70 Pine Street, New York, New York 10270


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The Variable Annuity Life Insurance Company ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession No. 0001047469-10-001465, filed February 26, 2010, and is incorporated herein by reference.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of  March 31, 2010:

                                          Qualified Contracts                 Non-Qualified Contracts
                                ---------------------------------------- -----------------------------------
                                      Group             Individual            Group        Individual
                                ------------------- -------------------- ----------------- -----------------
Portfolio Director                    4,782                7,335               158                0
Portfolio Director 2                  71,234              34,944              7,513               0
Portfolio Director Plus              141,076              64,685              28,010              1


ITEM 28. INDEMNIFICATION

Set forth below is a summary of the general effect of applicable provisions of the Depositor's Bylaws regarding indemnification of, and advancement of legal expenses to, the Depositor's officers, directors and employees (collectively, "Indemnitees"). The Depositor shall indemnify any Indemnitee who was or is a named defendant or respondent or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (including any action by or in the right of the

Depositor), or any appeal of such action, suit or proceeding and any inquiry or investigation that could lead to such an action, suit or proceeding, by reason of the fact that the Indemnitee is or was a director, or officer or employee of the Depositor, or is or was serving at the request of the Depositor as a director, officer, partner, venturer, proprietor, trustee, employee, or similar functionary of another foreign or domestic corporation or nonprofit corporation, partnership, joint venture, sole proprietorship, trust, employee benefit plan or other enterprise, against judgments, penalties (including excise and similar taxes), fines, amounts paid in settlement, and reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection with such action, suit or proceeding, if Indemnitee acted in good faith and in a manner he reasonably believed, (i) in the case of conduct in his official capacity as a director of the Depositor, to be in the best interests of the Depositor and (ii) in all other cases, to be not opposed to the best interests of the Depositor; and, with respect to any criminal action or proceeding, if Indemnitee had no reasonable cause to believe his conduct was unlawful; provided, however that in the case of any threatened, pending or completed action, suit or proceeding by or in the right of the Depositor, the indemnity shall be limited to reasonable expenses (including court costs and attorneys' fees) actually incurred in connection with such action, suit or proceeding; and no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Depositor or liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity as a director or officer. The termination of any action, suit or proceeding by judgment, order, settlement, or conviction, or on a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the Indemnitee did not act in good faith and in a manner which Indemnitee reasonably believed to be in the best interests of the Depositor; and, with respect to any criminal action or proceeding, shall not create a presumption that the person had reasonable cause to believe that his conduct was unlawful.

Where an Indemnitee of the Depositor or other person entitled to indemnity hereunder has been wholly successful, on the merits or otherwise, in defense of any such action, suit or proceeding, Indemnitee shall be indemnified against reasonable expenses (including court costs and attorneys' fees) actually incurred by him in connection therewith.

Any indemnification (unless otherwise ordered by a court of competent jurisdiction) shall be made by the Depositor only as authorized in a specific case upon a determination that the applicable standard of conduct has been met. Such determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors who at the time of the vote have not been named as defendants or respondents in such action, suit or proceeding, or
(ii) if such a quorum cannot be obtained, by a majority vote of a committee of the Board of Directors, designated to act in the matter by a majority vote of all directors, consisting solely of two or more directors who at the time of the vote are not named defendants or respondents in such action, suit or proceeding, or (iii) by special legal counsel selected by the Board of Directors (or a committee thereof) by vote in the manner set forth in subparagraphs (i) and (ii) immediately above or if such a quorum cannot be obtained and such a committee cannot be established, by a majority vote of all directors, or (iv) by the shareholders in a vote that excludes the shares held by any Indemnitee who is named as a defendant or respondent in such action, suit or proceeding.

Reasonable expenses incurred by an Indemnitee of the Depositor or other person entitled to indemnity hereunder, who was, is or is threatened to be made a named defendant or respondent in any such action, suit or proceeding described above may be paid by the Depositor in advance of the final disposition thereof upon
(i) receipt of a written affirmation by the Indemnitee of his good faith belief that he has met the standard of conduct necessary for indemnification under this article and a written undertaking by or on behalf of the Indemnitee to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Depositor as authorized under this article and (ii) a determination that the facts then known to those making the determination would not preclude indemnification under this article.

Notwithstanding any other provision of this article, the Depositor may pay or reimburse expenses incurred by any Indemnitee of the Depositor or any other person entitled to indemnity hereunder in connection with his appearance as a witness or other participation in any action, suit or a proceeding described above at a time when he is not named defendant or respondent in such action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event

(a) that a claim for such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person; and (b) the Securities and Exchange Commission is still of the same opinion that the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit such cause to a court of appropriate jurisdiction, the question of whether such indemnification by the Depositor is against public policy as expressed in the Securities Act of 1933 will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) American General Distributors, Inc. ("AGDI") acts as exclusive distributor and principal underwriter of the Registrant.

(b) Unless otherwise indicated, the principal business address of each individual listed below is 2929 Allen Parkway, Houston, Texas 77019:

NAME AND PRINCIPAL            POSITION AND OFFICES WITH UNDERWRITER AMERICAN
BUSINESS ADDRESS              GENERAL DISTRIBUTORS, INC.
Kurt W. Bernlohr              Director, Chief Executive Officer and President
David H. den Boer             Director, Senior Vice President and Assistant
                               Secretary
Katherine Stoner              Director and  Secretary
Thomas G. Norwood             Executive Vice President
Thomas M. Ward                Vice President
Krien VerBerkmoes             Chief Compliance Officer
John Reiner                   Chief Financial Officer and Treasurer
Paul Hoepfl                   Assistant Treasurer
Louis V. McNeal               Assistant Treasurer
Daniel R. Cricks              Tax Officer
Debra L. Herzog               Assistant Secretary
Paula G. Payne                Assistant Secretary
Robert C. Bauman              Administrative Officer

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 (the "Act") and the Rules promulgated thereunder will be in the physical possession of:

         The Variable Annuity Life Insurance Company
         Attn: Operations Administration
         2929 Allen Parkway
         Houston, Texas 77019

ITEM 31. MANAGEMENT SERVICES

There have been no management-related services provided to the separate account for the last three fiscal years.

ITEM 32. UNDERTAKINGS

a. VALIC hereby commits itself, on behalf of the contract owners, to the following undertakings:

     1. To file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     2. To include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

     3. To deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

b. The Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

c. Additional Commitments

The Tax Reform Act of 1986 added to the Internal Revenue Code a new section 403(b)(11) which applies to tax years beginning after December 31, 1988. This paragraph provides that withdrawal restrictions apply to contributions made and interest earned subsequent to December 31, 1988. Such restrictions require that distributions not begin before age 59 1/2, separation from service, death, disability, or hardship (only employee contributions without accrued interest may be withdrawn in case of hardship). These withdrawal restrictions appear in the Section "Federal Tax Matters" in either the prospectus or the Statement of Additional Information for contracts of this Registration Statement. The Company relies on a no-action letter issued by the Securities and Exchange Commission on November 28, 1988 stating that no enforcement action would be taken under sections 22(e), 27(c)(1), or 27(d) of the Act if, in effect, the Company permits restrictions on cash distributions from elective contributions to the extent necessary to comply with section 403(b)(11) of the Internal Revenue Code in accordance with the following conditions:

     (1) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (2) Include appropriate disclosure regarding the redemption restrictions imposed by section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by section 403(b)(11) to the attention of the potential participants;

     (4) Obtain from each plan participant who purchases a section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by section 403(b)(11), and (2) the investment alternatives available under the employer's section 403(b) arrangement, to which the participant may elect to transfer his Account Value.

The Company has complied,  and is complying,  with the  provisions of paragraphs
(1)-(4) above.

The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program (Program) in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of the contract to Program participants;

     (c) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants;

     (d) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

The Company relies on an order issued by the Securities and Exchange Commission on May 19, 1993 exempting it from the provisions of section 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Optional Retirement Program of the State University System of Florida ("Florida ORP") as administered by the Division of Retirement of the Florida Department of Management Services ("Division") in accordance with the following conditions:

     (a) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in each registration statement, including the prospectus, relating to the contracts issued in connection with the Florida ORP;

     (b) include appropriate disclosure regarding the restrictions on redemption imposed by the Division in any sales literature used in connection with the offer of contracts to eligible employees;

     (c) instruct salespeople who solicit eligible employees to purchase the contracts specifically to bring the restrictions on redemption imposed by the division to the attention of the eligible employees;

     (d) obtain from each participant in the Florida ORP who purchases a contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding: (i) of the restrictions on redemption imposed by the division, and (ii) that other investment alternatives are available under the Florida ORP, to which the participant may elect to transfer his or her Account Values.

The Company has complied, and is complying, with the provisions of paragraphs
(a)-(d) above.

                                   SIGNATURES

As required by The Securities Act of 1933 and The Investment Company Act of 1940, the Registrant, The Variable Annuity Life Insurance Company Separate Account A certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2010.


                                      THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY SEPARATE ACCOUNT A
                                      (Registrant)

                                BY:   THE VARIABLE ANNUITY LIFE INSURANCE
                                      COMPANY
                                      (On behalf of the Registrant and itself)




                                BY:   /s/ KATHERINE STONER
                                      ---------------------------------------
                                      Katherine Stoner
                                      Vice President, Deputy General
                                      Counsel and Secretary

As required by The Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                         TITLE                               DATE
----------                        ------                              -----
JAY S. WINTROB *                  Director                            April 30, 2010
-------------------------------
Jay S. Wintrob


BRUCE R. ABRAMS *                 Director and Chief                  April 30, 2010
-------------------------------   Executive Officer
Bruce R. Abrams


MICHAEL J. AKERS *                Director                            April 30, 2010
-------------------------------
Michael J. Akers

JIM COPPEDGE *                    Director                            April 30, 2010
-------------------------------
Jim Coppedge

N. SCOTT GILLIS *                 Director and Principal              April 30, 2010
-------------------------------   Financial Officer
N. Scott Gillis

ROGER E. HAHN*                    Director and Investment Officer     April 30, 2010
-------------------------------
Roger E. Hahn

SHARLA A. JACKSON *               Director                            April 30, 2010
-------------------------------
Sharla A. Jackson


KATHLEEN M. MCCUTCHEON *          Director                            April 30, 2010
-------------------------------
Kathleen M. McCutcheon

DEAN E. MILLER *                  Director                            April 30, 2010
-------------------------------
Dean E. Miller



/s/ DAVID S. JORGENSEN            Vice President                      April 30, 2010
-------------------------------   and Controller
David S. Jorgensen                (Principal Accounting Officer)



 * /s/ KATHERINE STONER           Attorney-In-Fact                    April 30, 2010
-------------------------------
Katherine Stoner

                                Index of Exhibits

Exhibit No.

8(c)(i) Form of Participation Agreement among The Variable Annuity Life Insurance Company, Forum Funds and Holland Capital Management LLC dated as of January 28, 2010

10             Consent of Independent Registered Public Accounting Firm

14(a)          Powers of Attorney - The Variable Annuity Life Insurance Company